As filed with the Securities and Exchange Commission on July 28, 2010.

1933 Act File No. 33-65572
1940 Act File No. 811-7852

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X
Pre-Effective Amendment No. ___
Post-Effective Amendment No.  54
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
Amendment No.  55

USAA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

9800 Fredericksburg Road, San Antonio, TX  78288
(Address of Principal Executive Offices)     (Zip Code)

Registrant’s Telephone Number, including Area Code (210) 498-0226

Christopher P. Laia, Secretary
USAA MUTUAL FUNDS TRUST
9800 Fredericksburg Road
San Antonio, TX  78288-0227
(Name and Address of Agent for Service)

It is proposed that this filing will become effective under Rule 485

___ immediately upon filing pursuant to paragraph (b)
__X_ on (August 1, 2010 pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
_ _ on (date) pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Exhibit Index Page 541

Part A

Prospectuses for the Tax Exempt Long-Term, Tax Exempt Intermediate-Term,
Tax Exempt Short-Term, and Tax Exempt Money Market Funds,
California Bond and California Money Market Funds,
Florida Tax-Free Income and Florida Tax-Free Money Market Funds
New York Bond and New York Money Market Funds,
Virginia Bond and Virginia Money Market Funds
are included herein

Part A

Prospectus for the
Tax Exempt Long-Term, Tax Exempt Intermediate-Term,
Tax Exempt Short-Term, and Tax Exempt Money Market Funds

[USAA
EAGLE
LOGO](R)    [GRAPHIC OMITTED]

PROSPECTUS
USAA TAX EXEMPT FUNDS
   AUGUST 1, 2010

   Tax Exempt Long-Term Fund (USTEX)

   Tax Exempt Intermediate-Term Fund (USATX)

   Tax Exempt Short-Term Fund (USSTX)

   Tax Exempt Money Market Fund (USEXX)

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds’ shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Tax Exempt Long-Term Fund
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategy	3
Principal Risks	3
Performance	4
Investment Adviser	6
Portfolio Manager 6	7
Purchase and Sale of Fund Shares	7
Tax Information	7
Payments to Broker-Dealers and Other Financial Intermediaries	7
Tax Exempt Intermediate-Term Fund
Investment Objective	8
Fees and Expenses	8
Principal Investment Strategy	9
Principal Risks	9
Performance	10
Investment Adviser	12
Portfolio Manager	12
Purchase and Sale of Fund Shares	13
Tax Information	13
Payments to Broker-Dealers and Other Financial Intermediaries	13
Tax Exempt Short-Term Fund
Investment Objective	14
Fees and Expenses	14
Principal Investment Strategy	15
Principal Risks	15
Performance	17
Investment Adviser	18
Portfolio Manager	19
Purchase and Sale of Fund Shares	19
Tax Information	19
Payments to Broker-Dealers and Other Financial Intermediaries	20
Tax Exempt Money Market Fund
Investment Objective	21
Fees and Expenses	21
Principal Investment Strategy	22
Principal Risks	22
Performance	23
Investment Adviser	24
Portfolio Managers	24
Purchase and Sale of Fund Shares	24
Tax Information	25
Payments to Broker-Dealers and Other Financial Intermediaries	25

Investment Objective	26
Principal Investment Strategy	26
Risks	35
Portfolio Holdings	38
Fund Management	39
Portfolio Managers	41
Using Mutual Funds in an Investment Program	42
Purchases and Redemptions	42
Exchanges	47
Other Important Information About Purchases and Redemptions	48
Shareholder Information	52
Financial Highlights	56
Appendix A	61

INVESTMENT OBJECTIVE

The Tax Exempt Long-Term Fund (the Fund) is a tax-exempt bond fund with an objective of providing investors with interest income that is exempt from federal income tax.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $20 domestic wire fee and a $35 foreign wire fee. (Your bank also may charge a fee for wires.)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.23%(a)
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.22%
Total Annual Operating Expenses	.45%

(a)
A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the base management fee of 0.28% for the Fund by 0.05% for the fiscal year ended March 31, 2010.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

2 | USAA Tax Exempt Long-Term Fund

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in investment-grade securities the interest on which is exempt from federal income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund’s net assets will consist of tax-exempt securities. The Fund’s dollar-weighted average portfolio maturity is 10 years or more.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund’s portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall,

Prospectus | 3

bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain.

Your investment in the Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years.

4 | USAA Tax Exempt Long-Term Fund

■ RISK/RETURN BAR CHART ■

[Bar chart]
Annual Returns for Periods Ended December 31

Calender Year	Total Return

2000	12.11%
2001	4.33%
2002	9.70%
2003	7.02%
2004	5.60%
2005	3.82%
2006	4.80%
2007	0.61%
2008	-12.53%
2009	22.09%

SIX-MONTH YTD TOTAL RETURN
3.32% (6/30/10)

BEST QUARTER*	WORST QUARTER*
10.39% 3rd Qtr. 2009	–7.32% 4th Qtr. 2008

*           Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows the Fund’s average annual total returns for the periods indicated compared to those of the relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction

Prospectus | 5

that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception 3/19/82
Return Before Taxes	22.09%	3.17%	5.42%	7.83%
Return After Taxes on Distributions	22.08%	3.11%	5.39%	7.72%
Return After Taxes on Distributions and Sale of Fund Shares	16.51%	3.39%	5.40%	7.72%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	12.91%	4.32%	5.75%	8.35%
Lipper General Municipal Debt Funds Index (reflects no deduction for taxes)	18.50%	3.46%	5.04%	7.99%

INVESTMENT ADVISER

USAA Investment Management Company

PORTFOLIO MANAGER

John C. Bonnell, CFA, assistant vice president of Mutual Fund Portfolios, has managed or co-managed the Fund since August 2006.

6 | USAA Tax Exempt Long-Term Fund

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78288-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. Shares may be purchased by electronic funds transfer (EFT), by check, or by bank wire. You may receive redemption proceeds by EFT, check, or bank wire.

The minimum initial purchase is $3,000. The minimum subsequent investment is $50.

TAX INFORMATION

This Fund is not recommended for individual retirement accounts. While the Fund is managed so that at least 80% of its annual interest income will be exempt from federal income tax, it may invest up to 20% of its assets in securities that generate income not exempt from that tax. The income exemption for federal income tax purposes does not necessarily mean that income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of the Fund’s interest income also may be a tax preference item for purposes of the federal alternative minimum tax. Net capital gains distributed by or reinvested in the Fund will be taxable. In addition, gains, if any, on the redemption of the Fund’s shares are taxable.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus | 7

INVESTMENT OBJECTIVE

The Tax Exempt Intermediate-Term Fund (the Fund) is a tax-exempt bond fund with an objective of providing investors with interest income that is exempt from federal income tax.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $20 domestic wire fee and a $35 foreign wire fee. (Your bank also may charge a fee for wires.)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.25%(a)
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.22%
Total Annual Operating Expenses	.47%

(a)
A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the base management fee of 0.28% for the Fund by 0.03% for the fiscal year ended March 31, 2010.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

8 | USAA Tax Exempt Intermediate-Term Fund

1 Year	3 Years	5 Years	10 Years
$48	$151	$263	$591

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in investment-grade securities the interest on which is exempt from federal income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund’s net assets will consist of tax-exempt securities. The Fund’s dollar-weighted average portfolio maturity is between three and 10 years.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund’s portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In gen-

Prospectus | 9

eral, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain.

Your investment in the Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years.

10 | USAA Tax Exempt Intermediate-Term Fund

■ RISK/RETURN BAR CHART ■

[bar chart]
Annual Returns for Periods Ended December 31

Calender Year	Total Return

2000	9.83%
2001	5.55%
2002	7.69%
2003	5.18%
2004	4.27%
2005	3.09%
2006	4.55%
2007	1.91%
2008	-7.33%
2009	18.28%

SIX-MONTH YTD TOTAL RETURN
3.21% (6/30/10)

BEST QUARTER*	WORST QUARTER*
7.79% 3rd Qtr. 2009	–4.12% 4th Qtr. 2008

*           Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows the Fund’s average annual total returns for the periods indicated compared to those of the relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction

Prospectus | 11

that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception 3/19/1982
Return Before Taxes	18.28%	3.78%	5.12%	7.19%

Return After Taxes on Distributions	18.27%	3.76%	5.11%	7.15%

Return After Taxes on Distributions and Sale of Fund Shares	13.74%	3.86%	5.09%	7.12%

Barclays Capital Municipal Bond Index (reflects no deduction for fees,expenses, or taxes)	12.91%	4.32%	5.75%	8.35%

Lipper Intermediate Municipal Debt Funds Index (reflects no deduction for taxes)	11.36%	3.54%	4.66%	N/A

INVESTMENT ADVISER

USAA Investment Management Company

PORTFOLIO MANAGER

Regina G. Shafer, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has managed or co-managed the Fund since June 2003.

12 | USAA Tax Exempt Intermediate-Term Fund

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78288-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. Shares may be purchased by electronic funds transfer (EFT), by check, or by bank wire. You may receive redemption proceeds by EFT, check, or bank wire.

The minimum initial purchase is $3,000. The minimum subsequent investment is $50.

TAX INFORMATION

This Fund is not recommended for individual retirement accounts. While the Fund is managed so that at least 80% of its annual interest income will be exempt from federal income tax, it may invest up to 20% of its assets in securities that generate income not exempt from that tax. The income exemption for federal income tax purposes does not necessarily mean that income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of the Fund’s interest income also may be a tax preference item for purposes of the federal alternative minimum tax. Net capital gains distributed by or reinvested in the Fund will be taxable. In addition, gains, if any, on the redemption of the Fund’s shares are taxable.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus |13

INVESTMENT OBJECTIVE

The Tax Exempt Short-Term Fund (the Fund) is a tax-exempt bond fund with an objective of providing investors with interest income that is exempt from federal income tax.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $20 domestic wire fee and a $35 foreign wire fee. (Your bank also may charge a fee for wires.)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.32%(a)
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.23%
Total Annual Operating Expenses	0.55%

(a)
A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36month period. A performance fee adjustment increased the base management fee of 0.28% for the Fund by 0.04% for the fiscal year ended March 31, 2010.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

14 | USAA Tax Exempt Short-Term Fund

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in investment-grade securities the interest on which is exempt from federal income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund’s net assets will consist of tax-exempt securities. The Fund’s dollar-weighted average portfolio maturity is three years or less.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund’s portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall,

Prospectus | 15

bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, Variable Rate Demand Notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” However, the tender option usually is subject to a conditional guarantee. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase synthetic instruments of this type unless the Fund believes there is only minimal risk that the Fund will not be able to exercise the tender option at all times.

Your investment in the Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

16 | USAA Tax Exempt Short-Term Fund

PERFORMANCE

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years.

■ RISK/RETURN BAR CHART ■

[bar chart]
Annual Returns for Periods Ended December 31

Calender Year	Total Return

2000	6.03%
2001	5.10%
2002	5.01%
2003	2.97%
2004	1.52%
2005	1.78%
2006	3.54%
2007	3.32%
2008	1.32%
2009	6.88%

SIX-MONTH YTD TOTAL RETURN
2.04% (6/30/10)

BEST QUARTER*	WORST QUARTER*
2.35% 1st Qtr. 2009	–0.85% 2nd Qtr. 2004

*           Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows the Fund’s average annual total returns for the periods indicated compared to those of the relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

Prospectus | 17

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception 3/19/1982
Return Before Taxes	6.88%	3.35%	3.73%	5.20%

Return After Taxes on Distributions	6.88%	3.35%	3.73%	5.19%

Return After Taxes on Distributions and Sale of Fund Shares	5.74%	3.39%	3.72%	5.18%

Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses,or taxes)	12.91%	4.32%	5.75%	8.35%

Lipper Short Municipal Debt Funds Index (reflects no deduction for taxes)	4.58%	2.68%	3.05%	N/A

INVESTMENT ADVISER

USAA Investment Management Company

18 | USAA Tax Exempt Short-Term Fund

PORTFOLIO MANAGER

Regina G. Shafer, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has managed or co-managed the Fund since June 2003.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78288-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. Shares may be purchased by electronic funds transfer (EFT), by check, or by bank wire. You may receive redemption proceeds by EFT, check, or bank wire.

The minimum initial purchase is $3,000. The minimum subsequent investment is $50.

TAX INFORMATION

This Fund is not recommended for individual retirement accounts. While the Fund is managed so that at least 80% of its annual interest income will be exempt from federal income tax, it may invest up to 20% of its assets in securities that generate income not exempt from that tax. The income exemption for federal income tax purposes does not necessarily mean that income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of the Fund’s interest income also may be a tax preference item for purposes of the federal alternative minimum tax. Net capital gains distributed by or reinvested in the Fund will be taxable. In addition, gains, if any, on the redemption of the Fund’s shares are taxable.

Prospectus | 19

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20 | USAA Tax Exempt Short-Term Fund

INVESTMENT OBJECTIVE

The Tax Exempt Money Market Fund (the Fund) is a tax-exempt money market fund with an objective of providing investors with interest income that is exempt from federal income tax and a further objective of preserving capital and maintaining liquidity.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $20 domestic wire fee and a $35 foreign wire fee. (Your bank also may charge a fee for wires.)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.24%
Total Annual Operating Expenses	.52%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

1 Year	3 Years	5 Years	10 Years
$53	$167	$291	$653

Prospectus | 21

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in high-quality tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund’s net assets will consist of tax-exempt securities.

PRINCIPAL RISKS

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.

The securities in the Fund’s portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. If interest rates increase, the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease its total return.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, Variable Rate Demand Notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back

22| USAA Tax Exempt Money Market Fund

to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” However, the tender option usually is subject to a conditional guarantee. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase synthetic instruments of this type unless the Fund believes there is only minimal risk that the Fund will not be able to exercise the tender option at all times.

PERFORMANCE

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years.

■ RISK/RETURN BAR CHART ■

[bar chart]
Annual Returns for Periods Ended December 31

Calender Year	Total Return

2000	3.89%
2001	2.60%
2002	1.21%
2003	0.78%
2004	0.87%
2005	2.07%
2006	306%
2007	3.28%
2008	2.40%
2009	0.69%

SIX-MONTH YTD TOTAL RETURN
0.01% (6/30/10)

BEST QUARTER*	WORST QUARTER*
1.02% 2nd Qtr. 2000	0.06% 4th Qtr. 2009

*           Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Prospectus | 23

The following table shows the Fund’s average annual total returns for the periods indicated. Remember, historical performance does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

Past 1 Year	Past 5 Years	Past 10 Years	Since Inception 2/6/84
0.69%	2.30%	2.08%	3.41%

INVESTMENT ADVISER

USAA Investment Management Company

PORTFOLIO MANAGERS

John C. Bonnell, CFA, assistant vice president of Mutual Fund Portfolios, has managed or co-managed the Fund since August 2006.

Dale R. Hoffmann, assistant vice president of Money Market Funds, has co-managed the Fund since November 2006.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78288-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. Shares may be purchased by electronic funds transfer (EFT), by check, or by bank wire. You may receive redemption proceeds by EFT, check, or bank wire.

The minimum initial purchase is $3,000. The minimum subsequent investment is $50 (except on transfers from brokerage accounts into the Fund, which are exempt from the minimum).

24| USAA Tax Exempt Money Market Fund

TAX INFORMATION

This Fund is not recommended for individual retirement accounts. While the Fund is managed so that at least 80% of its annual interest income will be exempt from federal income tax, it may invest up to 20% of its assets in securities that generate income not exempt from that tax. The income exemption for federal income tax purposes does not necessarily mean that income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of the Fund’s interest income also may be a tax preference item for purposes of the federal alternative minimum tax. Net capital gains distributed by or reinvested in the Fund will be taxable. In addition, gains, if any, on the redemption of the Fund’s shares are taxable.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus | 25

 USAA Investment Management Company (IMCO) manages these Funds. For easier reading, IMCO will be referred to as “we” or “us” throughout the prospectus.

INVESTMENT OBJECTIVE

ALL FUNDS

■     What is each Fund’s investment objective?

Each Fund has a common objective of providing investors with interest income that is exempt from federal income tax. The Tax Exempt Money Market Fund has a further objective of preserving capital and maintaining liquidity. Each Fund has separate investment policies to achieve its objective. The Funds’ Board of Trustees may change a Fund’s investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

■     What is each Fund’s principal investment strategy?

Each Fund primarily invests its assets in investment-grade securities whose income, in the opinion of counsel to the issuer, is excluded from gross income for federal income tax purposes (referred to herein as “tax-exempt securities”), but may be subject to state and local taxes.

These securities include municipal debt obligations that have been issued by states and their political subdivisions and duly constituted state and local authorities and corporations, as well as securities issued by certain U.S. territories or possessions, such as Puerto Rico, the Virgin Islands, or Guam. Tax-exempt securities generally are issued to fund public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. Tax-exempt securities also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

■     What types of tax-exempt securities will be included in each Fund’s portfolio?

Each Fund’s assets may be invested in, among other things, any of the following tax-exempt securities:

26| USAA Tax Exempt Funds

■     general obligation bonds, which are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest.

■     revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power.

■     municipal lease obligations, which are backed by the municipality’s covenant to budget for the payments due under the lease obligation.

Municipal lease obligations may be determined to be liquid in accordance with the guidelines established by the Funds’ Board of Trustees. In determining the liquidity of a municipal lease obligation, we will consider among other things: (1) the frequency of trades and quotes for the municipal lease obligation; (2) the number of dealers willing to purchase or sell the municipal lease obligation and the number of other potential purchasers; (3) dealer undertakings to make a market in the municipal lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the municipal lease obligation, the method of soliciting offers, and the mechanics of transfer; (5) whether the municipal lease obligation is of a size that will be attractive to institutional investors; (6) whether the municipal lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor; and (7) such other factors as we may determine to be relevant to such determination.

■     industrial development revenue bonds, such as pollution control revenue bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities.

■     inverse floating rate securities, (Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds only) which are securities with coupons that vary inversely with changes in short-term tax-exempt interest rates and thus are considered leveraged investments in an underlying municipal bond.

Up to 10% of each of the Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds’ net assets may be invested in inverse floating rate securities (or securities with similar economic characteristics). These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the fund earns on the inverse floating rate security will

Prospectus | 27

fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds may seek to buy these securities at attractive values and yields that over time more than compensate the Funds for the securities’ price volatility.

■     when-issued and delayed-delivery securities, each Fund’s assets may be invested in securities offered on a when-issued or delayed-delivery basis, which means that delivery and payment take place after the date of the commitment to purchase, normally within 45 days, both price and interest rate are fixed at the time of commitment, the Funds do not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement. Such securities can be sold before settlement date.

■     synthetic instruments, which combine a municipality’s long-term obligation to pay interest and principal with the obligation of a third party to repurchase the instrument on short notice. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the maturity of the securities.

■     tax-exempt liquidity protected preferred shares (or similar securities), which are generally designed to pay dividends that reset on or about every seven days in a remarketing process and possess an obligation from a liquidity provider (typically a high-quality bank) to purchase, at a price equal to the par amount of the preferred shares plus accrued dividends, all liquidity protected preferred shares that are subject to sale and not remarketed. The maturity of liquidity protected preferred shares will be deemed to be the date on which the underlying principal amount may be recovered or the next dividend rate adjustment date consistent with applicable regulatory requirements.

■     Variable-rate demand notes (VRDNs) provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The

28| USAA Tax Exempt Funds

    Tax Exempt Money Market Fund may invest a substantial portion of its assets in VRDNs.

In addition, up to 15% of each of the Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds’ net assets and up to 5% of the Tax Exempt Money Market Fund’s net assets may be invested in securities that are illiquid. Illiquid securities are generally those securities that the Fund cannot expect to sell or dispose of in the ordinary course of business within seven days or less at approximately the value ascribed to such securities.

■     What are the differences among the Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds?

The differences in the Funds are in the weighted average maturities of all the securities in the portfolios. Generally, the longer the maturity, the higher the yield and the greater the price volatility.

Fund	Portfolio Weighted Average Maturity
Tax Exempt Long-Term	10 years or more
Tax Exempt Intermediate-Term	3–10 years
Tax Exempt Short-Term	3 years or less

Within these limitations, a Fund may purchase individual securities with stated maturities greater or less than the Fund’s weighted average maturity limits. In determining a security’s maturity for purposes of calculating a Fund’s weighted average maturity, estimates of the expected time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. For a discussion of the method of calculating the weighted average maturities of these Funds’ portfolios, see Investment Policies in the statement of additional information (SAI).

■     Are each Fund’s investments diversified in many different issuers?

Each Fund is considered diversified under the federal securities laws. With respect to the Tax Exempt Long-Term, the Tax Exempt Intermediate-Term, and the Tax Exempt Short-Term Funds, this means that we will not invest more than 5% in any one issuer with respect to 75% of each Fund’s assets. With respect to the remaining 25% of each Fund’s assets, we could invest more than 5% in any one, or more, issuers. For further discussion of diversification, see Investment Policies in the SAI.

Prospectus | 29

In addition, with respect to the Tax Exempt Money Market Fund, we generally will not invest more than 5% of the Fund’s assets in any one issuer. Also, strict Securities and Exchange Commission (SEC) guidelines do not permit us to invest, with respect to 75% of the Fund’s assets, greater than 10% of the Fund’s assets in securities issued by or subject to guarantees by the same institution. Purchases of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities are not counted toward these limitations.

We also may not invest more than 25% of a Fund’s assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or electric power project revenue bonds, or in industrial development revenue bonds that are based, directly or indirectly, on the credit of private entities of any one industry. However, we reserve the right to invest more than 25% of a Fund’s assets in tax-exempt industrial development revenue bonds. The 25% industry limitation does not apply to U.S. government securities, general obligation bonds, or bonds that are escrowed.

■     Do the Funds purchase bonds guaranteed by bond insurance?

Yes. Some of the bonds we purchase for the Funds are secured by bond insurance that guarantees scheduled principal and interest payments. In addition, we may purchase bond insurance for individual uninsured securities when we believe it will provide an anticipated benefit to the Funds. However, this insurance may not eliminate the risk of investing in the issuer.

■     Will any portion of the distributions from the Funds be subject to federal income tax?

During normal market conditions, at least 80% of each Fund’s annual income (and, therefore, its net investment income dividends) will be excluded from a shareholder’s gross income for federal income tax purposes. This policy may be changed only by a shareholder vote. Furthermore, it is our practice to purchase only securities that pay income exempt from federal income tax.

However, gains and losses realized from trading securities that occur during the normal course of managing a Fund may result in net realized capital gain distributions. The Internal Revenue Code treats these distributions differently than tax-exempt income in the following ways:

■     Distributions of the excess of net short-term capital gain over net long-term capital loss are taxable as ordinary income.

30| USAA Tax Exempt Funds

■     Distributions of net realized capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time you have held your Fund shares.

■     Distributions of both short-term and long-term net realized capital gains are taxable whether received in cash or reinvested in additional shares.

■     Will distributions by the Funds be a tax preference item for purposes of the federal alternative minimum tax (AMT)?

During normal market conditions, at least 80% of each Fund’s annual income (and, therefore, its net investment income dividends) will not be a tax preference item for purposes of the federal AMT. This policy may be changed only by a shareholder vote. However, since their inception, each Fund has not distributed any income that is a tax preference item for purposes of the federal AMT for individual taxpayers, and we do not intend to invest in any securities that earn any such income in the future. However, of course, changes in federal tax laws or other unforeseen circumstances could result in a Fund’s earning income that is a tax preference item for purposes of the federal AMT.

TEMPORARY DEFENSIVE MEASURE

As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of each Fund’s assets may be invested in short-term securities regardless of whether the income is exempt from federal income tax. To the extent that these temporary investments produce taxable income, that income may result in that Fund not fully achieving its investment objective during the time it is in this temporary defensive posture.

TAX EXEMPT LONG-TERM, TAX EXEMPT INTERMEDIATE-TERM,
AND TAX EXEMPT SHORT-TERM FUNDS

■     What is the credit quality of the Funds’ investments?

Under normal market conditions, we will invest each Fund’s assets so that at least 50% of the total market value of the tax-exempt securities are rated within the three highest long-term rating categories (A or higher) by such rating agencies as Moody’s Investors Service (Moody’s), Standard & Poor’s Ratings Group (S&P), Fitch Ratings (Fitch), Dominion Bond Rating Service Limited (Dominion), or A.M. Best Co., Inc. (A.M. Best); or in the highest short-term rating category by Moody’s, S&P, Fitch, Dominion, or A.M. Best.

Prospectus | 31

Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee or an obligor that is rated within the categories listed by at least one of the Nationally Recognized Statistical Rating Organizations (NRSROs) approved by the SEC. Below are investment-grade ratings for five of the current NRSRO rating agencies:

Rating Agency	Long-Term Debt Securities	Short-Term Debt Securities
Moody’s	At least Baa3	At least Prime–3 or MIG 3
S&P	At least BBB–	At least A–3 or SP–2
Fitch	At least BBB–	At least F3
Dominion	At least BBB low	At least R–2 low
A.M. Best	At least bbb	At least AMB–3

If a security is not rated, we may make a determination that the security is of equivalent investment quality to a comparable security.

In addition, each Fund may invest up to 10% of its assets that at the time of purchase (Tax Exempt Short-Term Fund may invest up to 5% of its assets at the time of purchase) are below-investment-grade securities (also known as “junk bonds”). Below-investment-grade securities are considered speculative and are subject to significant credit risk since they are believed to represent a greater risk of default than more creditworthy investment-grade securities. These lower quality securities generally have less interest rate risk and higher credit risk than the higher quality securities. At the same time, the volatility of below-investment-grade securities historically has been notably less than the equity market as a whole. The market on which below-investment-grade securities are traded also may be less liquid than the market for investment-grade securities.

On occasion, we may pay a rating agency to rate a particular security when we believe it will provide an anticipated benefit to a Fund. On securities possessing a third-party guarantor, we reserve the right to place such security in the rating category of the underlying issuer (or if unrated in the comparable rating category as determined by us), if the third-party guarantor is no longer relied upon for ratings eligibility.

You will find further description of tax-exempt ratings in the Funds’ SAI.

32| USAA Tax Exempt Funds

■     How are the decisions to buy and sell securities made?

We manage the tax-exempt funds based on the common sense premise that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the value of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond.

TAX EXEMPT MONEY MARKET FUND

■     What is the credit quality of the Fund’s investments at the time of purchase?

The Fund’s purchases consist of securities meeting the requirements to qualify as “eligible securities” under the SEC rules applicable to money market funds. In general, an eligible security is defined as a security that is:

■     Issued or guaranteed by the U.S. government or any agency or instrumentality thereof, including “prerefunded” and “escrowed to maturity” tax-exempt securities;

■     Rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two of the Fund’s designated Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one designated NRSRO;

■     Unrated but issued by an issuer or guaranteed by a guarantor that has other comparable short-term debt obligations so rated; or

■     Unrated but determined by us to be of comparable quality.

In addition, we must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

■     Who are the designated NRSROs?

■     Moody’s
■     S&P
■     Fitch
■     Dominion

Prospectus | 33

■     What happens if the rating of a security is downgraded?

If the rating of a security the Fund holds is downgraded after purchase, we, subject under certain circumstances to the Fund’s Board of Trustees’ review, will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security in the Fund’s portfolio.

■     Will the Fund always maintain an NAV of $1 per share?

While we will endeavor to maintain a constant Fund NAV of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts have determined that the security presents minimal credit risk. The Fund may acquire any security in the second-highest rating category for short-term debt obligations assigned by NRSROs (sometimes referred to as a Second Tier Security). Generally, SEC limitations prohibit the Fund from investing more than 3% of its assets in Second Tier Securities.

There also is a risk that rising interest rates will cause the value of the Fund’s securities to decline. Certain of the securities in which the Fund may invest pay interest at a rate that is periodically adjusted, referred to as adjustable rate securities. We attempt to minimize this interest rate risk by limiting the maturity of each security to 397 days or less and by maintaining a dollar-weighted average portfolio maturity (WAM) for the Fund of 60 days or less and a weighted average life (WAL) of 120 days or less. The maturity of each security is calculated based upon SEC guidelines.

Finally, there is the possibility that one or more investments in the Fund cease to be “eligible securities” resulting in the NAV ceasing to be $1 per share. For example, a guarantor on a security failing to meet a contractual obligation could cause such a result.

■     How are the decisions to buy and sell securities made?

We balance factors such as credit quality and maturity to purchase the best relative value available in the market at any given time. A deci-

34| USAA Tax Exempt Funds

sion to sell is usually based on a change in our credit opinion or to take advantage of an opportunity to reinvest at a higher yield.

RISKS

Credit Risk: The possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving a Fund will fail to meet its obligations. The securities in each Fund’s portfolio are subject to credit risk. The Funds accept some credit risk as a recognized means to enhance investors’ return. All securities varying from the highest quality to very speculative have some degree of credit risk. We attempt to minimize the Funds’ overall credit risks by:

■     Primarily investing in securities considered at least investment grade at the time of purchase. Nevertheless, even investment-grade securities are subject to some credit risk. In addition, the ratings of securities are the rating agencies’ estimates of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

■     When evaluating potential investments for the Funds, our credit analysts also independently assess credit risk and its impact on the Funds’ portfolios.

■     Diversifying the Funds’ portfolios by investing in securities of a large number of unrelated issuers, which reduces a Fund’s exposure to the risks of an investment in the securities of any one issuer or group of issuers. We invest in many securities with slightly different risk characteristics and across different economic sectors and geographic regions. If a random credit event should occur, such as a default, a Fund would suffer a much smaller loss than if the Fund were concentrated in relatively large holdings with highly correlated risks.

Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative, because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. If a Fund invests in securities whose issuers develop unexpected credit problems, the Fund’s price could decline. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than on higher-rated securities.

Prospectus | 35

Interest Rate Risk: The possibility that the value of each Fund’s investments will decline because of an increase in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. As mutual funds investing in bonds, the Funds are subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

■     If interest rates increase, the yield of each Fund may increase. In addition, the market value of the Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds’

securities will likely decline, adversely affecting each Fund’s NAV and total return.

■     If interest rates decrease, the yield of each Fund may decrease. In addition, the market value of the Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds’ securities may increase, which would likely increase each Fund’s NAV and total return.

Management Risk: The possibility that the investment techniques and risk analyses used by each Fund’s managers will not produce the desired results. These Funds are subject to management risk because each Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Funds’ managers will produce the desired results.

Call Risk: Many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. During a period of declining interest rates, an issuer would call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.

■     Intermediate- and long-term municipal bonds have the greatest call risk, because most municipal bonds may not be called until after 10 years from the date of issue. The period of “call protection” may be longer or shorter than 10 years, but regardless, bonds purchased closest to the date of issue will have the most call protection. Typically, bonds with original maturities of 10 years or less are not callable.

36| USAA Tax Exempt Funds

■     Although investors certainly appreciate the rise in bond prices when interest rates drop, falling interest rates create the environment necessary to “call” the higher-yielding bonds from your Fund. When bonds are called, a Fund is affected in several ways. Most likely, we must reinvest the bond-call proceeds at lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain.

Structural Risk: Variable Rate Demand Notes (VRDNs) are generally long-term bonds with a demand feature that is used to shorten the maturity. The demand feature represents the right to sell the security back to the remarketer or liquidity provider for repurchase on short notice, normally one day or seven days. Usually the demand feature is backed by a letter of credit or similar guarantee from a bank. Since we are relying on the demand feature to shorten maturity, the ability to exercise the demand feature would be dependant upon the bank. We would only purchase VRDNs where we were comfortable that the banks would be able to honor their obligation on the demand feature.

Some VRDNs, referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment. In addition, we will not purchase a synthetic instrument unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.

Other types of tax-exempt securities that are subject to structural risk include liquidity protected preferred shares (LPP shares) and other similar securities. LPP shares are a relatively new type of investment, the terms of which may change in the future in response to regulatory or market developments, which could adversely impact the value and liquidity of the Fund’s investment in LPP shares, the tax treatment of investments in LPP shares, or the ability of the Fund to invest in LPP shares.

Tax Risk: In order to pay interest that is exempt from federal or state/local regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the inter-

Prospectus | 37

est received and distributed by a Fund to shareholders to be taxable. In addition, income from municipal bonds held by the Funds could be declared taxable because of unfavorable changes in tax laws or adverse interpretations by the Internal Revenue Service or state tax authorities. Changes or proposed changes in federal or state income tax laws also may cause the prices of tax-exempt securities to fall. In addition, although since their inception the Funds have not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of a Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

ADDITIONAL INFORMATION

This prospectus doesn’t tell you about every policy or risk of investing in the Funds. For additional information about the Funds’ investment policies and the types of securities in which the Funds’ assets may be invested, you may want to request a copy of the SAI (the back cover tells you how to do this).

PORTFOLIO HOLDINGS

The Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI, which is available upon request.

Beginning in October 2010, information relating to the Tax Exempt Money Market Fund’s portfolio holdings, as well as its dollar-weighted average maturity and weighted average life, will be posted to usaa.com five business days after the end of each month and will remain posted on the website for six months thereafter. In addition, starting in December 2010, the Tax Exempt Money Market Fund will report certain information to the SEC monthly on Form N-MFP, including the Fund’s portfolio holdings and other pricing information, which will be made public 60 days after the end of the month to which the information pertains.

38| USAA Tax Exempt Funds

FUND MANAGEMENT

IMCO serves as the manager of these Funds. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825. We had approximately $78 billion in total assets under management as of June 30, 2010.

We provide investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing each Fund’s portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Funds’ Board of Trustees. A discussion regarding the basis of the Board of Trustees’ approval of each Fund’s Advisory Agreement will be available in each Fund’s semiannual report to shareholders for periods ended September 30.

Each Fund is authorized, although we have no present intention of utilizing such authority, to use a “manager-of-managers” structure. We could select (with approval of a Fund’s Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund’s assets. We would monitor each subadviser’s performance through quantitative and qualitative analysis, and periodically report to the Fund’s Board of Trustees as to whether each subadviser’s agreement should be renewed, terminated, or modified. We also would be responsible for allocating assets to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund’s assets, and we could change the allocations without shareholder approval.

For our services, the Funds pay us an annual base investment management fee, which is accrued daily and paid monthly, at an annualized rate of twenty-eight one-hundredths of one percent (0.28%) of each Fund’s average net assets.

The investment management fee for each of the Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of each Fund relative to the performance of the Lipper General Municipal Debt Funds Index, Lipper Intermediate Municipal Debt Funds Index, and Lipper Short Municipal Debt Funds Index, respectively.

The performance adjustment is calculated monthly by comparing each Fund’s performance to that of its respective Lipper index over the per-

Prospectus | 39

formance period. The performance period for each Fund consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                          ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX                                           (IN BASIS POINTS AS A PERCENTAGE
(IN BASIS POINTS)1          OF THE FUND'S AVERAGE NET ASSETS)1

+/– 20 to 50                                                                  +/– 4
+/– 51 to 100                                                                 +/– 5
+/– 101 and greater                                                            +/– 6

1  Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets are calculated over a rolling 36-month period.

Under the performance fee arrangement, each of the Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds will pay a positive performance fee adjustment for a performance period whenever a Fund outperforms its respective Lipper index over that period, even if the Fund had an overall negative return during the performance period. For the most recent fiscal year, the performance adjustment increased/(decreased) the management fee for the Tax Exempt Long-Term Fund by (0.05%), the Tax Exempt Intermediate-Term Fund by (0.03%), and the Tax Exempt Short-Term Fund by 0.04%.

Effective January 7, 2010, IMCO voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Tax Exempt Money Market Fund’s expenses and attempt to prevent a negative yield. IMCO can modify or terminate this arrangement at any time.

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Funds. Our affiliate, USAA Shareholder Account Services (SAS), provides transfer agency services to the Funds. The Funds or the Funds’ transfer agent may enter into agreements with third parties (Servicing

40| USAA Tax Exempt Funds

Agents) to pay such Servicing Agents for certain administrative and servicing functions.

PORTFOLIO MANAGERS

TAX EXEMPT LONG-TERM FUND AND
TAX EXEMPT MONEY MARKET FUND

John C. Bonnell, CFA, assistant vice president of Mutual Fund Portfolios, has managed or co-managed the Funds since August 2006. He has 20 years of investment management experience. Prior to joining IMCO, Mr. Bonnell worked for OppenheimerFunds as a vice president and portfolio manager (May 2004 - July 2006). Education: B.B.A., University of Texas at San Antonio; M.B.A., St. Mary’s University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

TAX EXEMPT INTERMEDIATE-TERM FUND AND
TAX EXEMPT SHORT-TERM FUND

Regina G. Shafer, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has co-managed or managed the Funds since June 2003. She has 15 years of investment management experience and has worked for us for 19 years. Education: B.B.A., Southwest Texas State University; M.B.A., University of Texas at San Antonio. Ms. Shafer is a Certified Public Accountant and holds the CFA designation. She is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

TAX EXEMPT MONEY MARKET FUND

Dale R. Hoffmann, assistant vice president of Money Market Funds, has co-managed the Fund since November 2006. He has 10 years of investment management experience and has worked for us for 18 years. Education: B.S.B.A., University of South Dakota; M.B.A., St. Mary’s University. He is a member of the National Federation of Municipal Analysts and the Southern Municipal Finance Society.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of fund securities.

Prospectus | 41

USING MUTUAL FUNDS IN AN
INVESTMENT PROGRAM

THE IDEA BEHIND MUTUAL FUNDS

Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

USING FUNDS IN AN INVESTMENT PROGRAM

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don’t have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing of the annual financial statements, and daily valuing of the Funds, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

PURCHASES AND REDEMPTIONS

OPENING AN ACCOUNT

You may open an account and make purchases on the Internet, by telephone, or by mail, as described below. If opening by mail, you should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

42| USAA Tax Exempt Funds

As required by federal law, we must obtain certain information from you prior to opening an account. If we are unable to verify your identity, we may refuse to open your account, or we may open your account and take certain actions without prior notice to you, including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV. We prohibit opening accounts for, including but not limited to, foreign financial institutions, shell banks, correspondent accounts for foreign shell banks, and correspondent accounts for foreign financial institutions. A “foreign shell bank” is a foreign bank without a physical presence in any country. A “correspondent account” is an account established for a foreign bank to receive deposits from, or to make payments or other disbursements on behalf of, the foreign bank, or to handle other financial transactions related to such foreign bank.

To purchase shares through your USAA brokerage account, please contact USAA Brokerage Services directly. These shares will become part of your USAA brokerage account and will be subject to the applicable policies and procedures. Additional fees also may apply.

If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. A distribution fee may apply to all full IRA distributions, except for those due to death, disability, divorce, or transfer to other USAA lines of business. Partial IRA distributions are not charged a distribution fee. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding required by the Internal Revenue Code. See Taxes on page 54 for additional tax information.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the NAV per share next determined after we receive your request in proper form (e.g., complete, signed application and payment). The Fund’s NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day

Prospectus | 43

it is open for trading. If we receive your purchase request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your purchase request or payment after that time, the purchase will be effective on the next business day.

The Fund or the Fund’s transfer agent may enter into agreements with Servicing Agents, which hold Fund shares in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for Fund shares on the Fund’s behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

MINIMUM INITIAL PURCHASE

$3,000

ADDITIONAL PURCHASES

$50 minimum per transaction, per account (except on transfers from brokerage accounts into the Tax Exempt Money Market Fund, which are exempt from the minimum). Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

There are no minimum initial or subsequent purchase payment amounts for investments in the Fund through USAA Strategic Fund Adviser®, USAA Private Investment Management®, USAA College Savings Plan®, USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, or other designated USAA managed investment accounts. In addition, the Fund may waive or lower purchase minimums in other circumstances.

PAYMENT

If you plan to purchase Fund shares with a check, money order, traveler’s check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept third-party checks, cash, or coins.

44| USAA Tax Exempt Funds

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

REDEEMING AN ACCOUNT

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in proper form. However, if instructions are received after the close of the NYSE (generally 4 p.m. Eastern time), your redemption will be effective on the next business day.

We will send your money within seven days after the effective date of redemption. With respect to the Tax Exempt Money Market Fund, if you call us before 10:30 a.m. Eastern time with a same-day wire request, we will wire your redemption proceeds to you by the end of the business day. For all of the Funds, payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to seven days from the purchase date. For federal income tax purposes, a redemption of shares of a Fund other than the Tax Exempt Money Market Fund is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the redeemed shares (which is generally the amount you paid when you originally purchased those shares) and the proceeds you receive upon their redemption.

BUYING AND SELLING FUND SHARES

INTERNET ACCESS – USAA.COM

■     To establish access to your account, log on to usaa.com and click on “register now” or call (800) 759-8722. Once you have established Internet access to your account, you may use your personal computer, web-enabled telephone, or PDA to perform certain mutual fund transactions by accessing our website. You will be able to open and fund a new mutual fund account, make purchases, exchange to another fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

MOBILE ACCESS – MOBILE.USAA.COM

■     Using your web-enabled telephone, you may review account activity, check balances, and make purchases and redemptions.

Prospectus | 45

USAA SELF-SERVICE TELEPHONE SYSTEM (800) 531-USAA (8722)

■     In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you may use our USAA self-service telephone system to access your Fund account to make selected purchases, exchange to another fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

TELEPHONE

■     Call toll free (800) 531-USAA (8722) to speak with a member service representative. Our hours of operation are Monday – Friday, 7:30 a.m. to 10 p.m. CT and Saturday, 8 a.m. to 5 p.m. CT.

Telephone redemption privileges are established automatically when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Before any discussion regarding your account, we will obtain certain information from you to verify your identity. Additionally, your telephone calls may be recorded or monitored, and confirmations of account transactions are sent to the address of record or by electronic delivery to your designated e-mail address.

FAX

■     Send a signed fax with your written redemption instructions to (800) 292-8177.

MAIL

■     If you would like to open an account or request a redemption by mail, send your application and check or written instructions to:

Regular Mail:
USAA Investment Management Company
P.O. Box 659453
San Antonio, TX 78265-9825

Registered or Express Mail:
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, TX 78240

46| USAA Tax Exempt Funds

BANK WIRE

■     To add to your account or request a redemption by bank wire, visit us at usaa.com or call (800) 531-USAA (8722) for instructions. This helps to ensure that your account will be credited or debited promptly and correctly.

EFT

■     Additional purchases on a regular basis may be deducted electronically from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or log on to usaa.com or call (800) 531-USAA (8722) to add them.

CHECKWRITING

■     Checks can be issued for the Tax Exempt Short-Term Fund and Tax Exempt Money Market Fund accounts. You will not be charged for the use of checks or any subsequent reorders. You may write checks in the amount of $250 or more. Checks written for less than $250 may be returned unpaid. We reserve the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

USAA BROKERAGE SERVICES

■     To purchase new and additional shares or to request a redemption in your USAA brokerage account, log on to usaa.com or call USAA Brokerage Services at (800) 531-USAA (8722) for instructions. Any purchase or redemption request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the applicable policies and procedures.

EXCHANGES

EXCHANGE PRIVILEGE

The exchange privilege is automatic when you complete your application. You may exchange shares among funds in the USAA family of funds, provided the shares to be acquired are offered in your state of residence.

Prospectus | 47

Exchanges made through the USAA self-service telephone system and the Internet require an ESA on file. After we receive the exchange orders, the Funds’ transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined pursuant to the procedures set forth herein. See Effective Date on page 43. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the exchanged shares (which is generally the amount you paid when you originally purchased those shares) and the price of those shares when they are exchanged.

If your shares are held in your USAA brokerage account, please contact USAA Brokerage Services regarding exchange policies. These shares will become part of your USAA brokerage account, and any exchange request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the applicable policies and procedures.

The Funds have undertaken certain authentication procedures regarding telephone transactions as previously described. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

OTHER IMPORTANT INFORMATION
ABOUT PURCHASES AND REDEMPTIONS

ACCOUNT BALANCE

SAS may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) account; (3) all (non-IRA) money market fund accounts; and (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds.

48| USAA Tax Exempt Funds

EXCESSIVE SHORT-TERM TRADING

The USAA Funds generally are not intended as short-term investment vehicles (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Tax Exempt Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as “market timing.”

Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment by short-term traders. While there is no assurance that the USAA Funds can deter all excessive and short-term trading, the Board of Trustees of the USAA Funds has adopted the following policies (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Tax Exempt Short-Term Fund). These policies are designed to deter disruptive, excessive short-term trading without needlessly penalizing bona fide investors.

To deter such trading activities, the USAA Funds’ policies and procedures include that each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

THE FUNDS’ RIGHT TO REJECT PURCHASE AND EXCHANGE
ORDERS AND LIMIT TRADING IN ACCOUNTS

The USAA Funds’ main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the Funds deem that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of the fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. The Funds also reserve the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of a fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

Prospectus | 49

■     Transactions in the money market funds, USAA Short-Term Bond Fund, and USAA Tax Exempt Short-Term Fund;

■     Purchases and sales pursuant to automatic investment or withdrawal plans;

■     Purchases and sales made through USAA Strategic Fund Adviser®, USAA Private Investment Management®, USAA College Savings Plan®, USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, or other designated USAA managed investment accounts;

■     Purchases and sales by the USAA Institutional shares for use in USAA Target Retirement Funds; and

■     Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the fund.

If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading. The Funds or the Transfer Agent may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase USAA Fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to the short-term trading policies generally treat these omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account, unless the funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or USAA Funds

50| USAA Tax Exempt Funds

will review net activity in these omnibus accounts for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review for and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Funds’ policy. For fund shares purchased through financial intermediaries there may be additional or more restrictive policies. You may wish to contact your financial intermediary to determine the policies applicable to your account.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds, and can terminate such agreements at any time.

OTHER FUND RIGHTS

Each Fund reserves the right to:

■     Reject or restrict purchase or exchange orders when in the best interest of the Fund;

■     Limit or discontinue the offering of shares of the Fund without notice to the shareholders;

■     Calculate the NAV per share and accept purchase, exchange, and redemption orders on a business day that the NYSE is closed;

■     Require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the SAI contains information on acceptable guarantors);

■     Redeem an account with less than $250, with certain limitations; and

Prospectus | 51

■     Restrict or liquidate an account when necessary or appropriate to comply with federal law.

■     In addition, the Tax Exempt Money Market Fund reserves the right to suspend redemptions as provided under SEC rules applicable to money market funds.

SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION

The price at which Fund shares are purchased and redeemed is equal to the NAV per share determined on the effective date of the purchase or redemption. The NAV per share is calculated by adding the value of the Fund’s assets (i.e., the value of its investment in the Fund and other assets), deducting liabilities, and dividing by the number of shares outstanding. You may buy and sell Fund shares at the NAV per share without a sales charge. Each Fund’s NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

VALUATION OF SECURITIES

Securities of the Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Funds’ Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. In addition, securities purchased with original or remaining maturities of 60 days or less and all securities of the Tax Exempt Money Market Fund may be valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Investments in open-end investment companies are valued at their NAV at the end of each business day. Futures contracts are valued at the last quoted sales price at the close of market on the principal exchange

52| USAA Tax Exempt Funds

on which they are traded. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith by us at fair value using valuation procedures approved by the Funds’ Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the securities are purchased and sold.

For additional information on how securities are valued, see Valuation of Securities in the Funds’ SAI.

DIVIDENDS AND OTHER DISTRIBUTIONS

Distributions from each Fund’s net investment income are declared daily and paid on the last business day of the month. Dividends begin accruing on shares the day following their purchase date. When buying shares of the Tax Exempt Money Market Fund through a federal funds wire, however, you can begin earning dividends immediately on the day your instructions to purchase are received if you pay for your purchase by bank wire transfer prior to 10:30 a.m. Eastern time on the same day. For all of the Funds, dividends continue to accrue to the effective date of redemption. If you redeem shares of the Tax Exempt Money Market Fund with a same-day wire request before 10:30 a.m. Eastern time, however, the shares will not earn dividends that day.

Ordinarily, any net realized capital gain distributions will be paid in December of each year. The Funds may make additional distributions to

Prospectus | 53

shareholders when considered appropriate or necessary. For example, a Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in additional shares of the distributing Fund unless you request to receive these distributions by way of EFT. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any capital gain distributions made by the Tax Exempt Funds (except the Tax Exempt Money Market Fund) will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of a Fund shortly before any capital gain distribution. Some or all of these distributions are subject to taxes. We will invest in your account any dividend or other distribution returned to us by your financial institution at the current NAV per share.

TAXES

This tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus. Dividends a Fund pays that is attributable to the tax-exempt interest it earns in excess of certain disallowed deductions (exempt-interest dividends) are excludable from its shareholders’ gross income for federal income tax purposes. While we manage the Funds so that at least 80% of each Fund’s annual interest income will be exempt from federal income tax, we may invest up to 20% of each Fund’s assets in securities that generate income not exempt from that tax. The income exemption for federal income tax purposes does not necessarily mean that income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of a Fund’s interest income also may be a tax preference item for purposes of the federal AMT. As discussed earlier on page 30, net capital gain distributed by or reinvested in a Fund will be taxable. In addition, gains, if any, on the redemption of a Fund’s shares are taxable. A 15% maximum federal income tax rate will apply to individual shareholders through December 31, 2010, for (1) gains on redemptions of Fund shares held for more than one year and (2) a Fund’s distributions from net gains on the sale or exchange of the Fund’s capital assets held for more than one year. Although that rate also applies to certain taxable dividends, it is not expected that any Fund’s income dividends will qualify for that rate. Because each investor’s tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

54| USAA Tax Exempt Funds

Distributions from the Fund that do not qualify as “exempt-interest dividends” and gains recognized from the sales or other dispositions of Fund shares will be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” beginning in 2013, for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly).

■ Withholding

Federal law requires each Fund to withhold (referred to as “backup withholding”) and remit to the U.S. Treasury 28% of (1) taxable income dividends, capital gain distributions, and proceeds of redemptions (other than redemptions of Tax Exempt Money Market Fund shares) otherwise payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and distributions otherwise payable to any such shareholder who:

■     Underreports dividend or interest income or

■     Fails to certify that he or she is not subject to backup withholding.

To avoid this withholding requirement, you must certify, on your application or on a separate IRS Form W-9 supplied by the Funds’ transfer agent, that your taxpayer identification number is correct and you currently are not subject to backup withholding.

■ Reporting

Each Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes, including the portion of the dividends, if any, constituting a tax preference item for purposes of the federal AMT and the percentage and source (by state) of interest income earned on tax-exempt securities held by that Fund during the preceding year.

SHAREHOLDER MAILINGS

■ Householding

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Funds’ most recent financial reports and prospectus even if you or a family member owns more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please contact us and we will begin your individual delivery within 30 days of your request.

Prospectus | 55

■ Electronic Delivery

Log on to usaa.com and sign up to receive your statements, confirmations, financial reports, and prospectuses via the Internet instead of through the mail.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all income dividends and capital gain distributions).

The information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

56| USAA Tax Exempt Funds

■ Tax Exempt Long-Term Fund ■

	Year Ended March 31,
	2010		2009	2008	2007	2006
Net asset value at beginning of period	$11.59		$12.97	$13.91	$13.94	$14.01
Income (loss) from investment operations:
Net investment income	0.65		0.66	0.64	0.62	0.62
Net realized and unrealized gain (loss)	1.24		(1.35)	(0.90)	0.11	(0.04)
Total from investment operations	1.89		(0.69)	(0.26)	0.73	.0.58
Less distributions from:
Net investment income	(0.65)		(0.66)	(0.64)	(0.62)	(0.62)
Realized capital gains	(0.00)	(a)	(0.03)	(0.04)	(0.14)	(0.03)
Total distributions	(0.65)		(0.69)	(0.68)	(0.76)	(0.65)
Net asset value at end of period	$12.83		$11.59	$12.97	$13.91	$13.94
Total return (%)*	16.59	(c)	(5.34)	(1.98)	5.33	4.18
Net assets at end of period (000)	$2,344,007		$2,029,981	$2,303,256	$2,446,313	$2,382,893
Ratios to average net assets:**
Expenses (%)(b)	0.45	(c)	0.44	0.48	0.55	0.55
Net investment income (%)	5.21		5.42	4.71	4.45	4.38
Portfolio turnover (%)	8		13	32	36	26

*      Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**	For the year ended March 31, 2010, average net assets were $2,243,624,000.

(a)	Represents less than $0.01 per share.

(b)	Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios as follows:

(.00%)†	(.00%)†	(.01%)	(.00%)†	(.00%)†

       †  Represent less than 0.01% of average net assets.

(c)      During the year ended March 31, 2010, SAS reimbursed the Fund $102,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund’s total return was less than 0.01%. The reimbursement decreased the Fund’s expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.

Prospectus | 57

■ Tax Exempt Intermediate-Term Fund ■

	Year Ended March 31,
	2010		2009	2008	2007		2006
Net asset value at beginning of period	$11.88		$12.64	$13.17	$13.07		$13.16
Income (loss) from investment operations:
Net investment income	0.57		0.59	0.56	0.55		0.55
Net realized and unrealized gain (loss)	0.96		(0.74)	(0.51)	0.10		(0.07)
Total from investment operations	1.53		(0.15)	0.05	0.65		0.48
Less distributions from:
Net investment income	(0.57)		(0.59)	(0.56)	(0.55)		(0.55)
Realized capital gains	(0.01)		(0.02)	(0.02)	(0.00)	(a)	(0.02)
Total distributions	(0.58)		(0.61)	(0.58)	(0.55)		(0.57)
Net asset value at end of period	$12.83		$11.88	$12.64	$13.17		$13.07
Total return (%)*	13.07	(d)	(1.22)	0.44	5.10	(b)	3.69
Net assets at end of period (000)	$2,859,691		$2,419,273	$2,677,927	$2,830,190		$2,782,611
Ratios to average net assets:**
Expenses (%)(c)	0.47	(d)	0.45	0.51	0.56	(b)	0.55
Net investment income (%)	4.55		4.81	4.35	4.19		4.15
Portfolio turnover (%)	7		13	21	23		22

*
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**	For the year ended March 31, 2010, average net assets were $2,674,481,000.

(a)	Represents less than $0.01 per share.

(b)
For the year ended March 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund’s total return or ratio of expenses to average net assets.

(c)	Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios as follows:

(.00%)†	(.00%)†	(.01%)	(.00%)†	(.00%)†

†	Represents less than 0.01% of average net assets.

(d)	During the year ended March 31, 2010, SAS reimbursed the Fund $66,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund’s total return was less than 0.01%. The reimbursement decreased the Fund’s expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.

58| USAA Tax Exempt Funds

■ Tax Exempt Short-Term Fund ■

	Year Ended March 31,
	2010		2009	2008	2007	2006
Net asset value at beginning of period	$10.38		$10.59	$10.60	$10.59	$10.68
Income (loss) from investment operations:
Net investment income	0.32		0.45	0.41	0.39	0.34
Net realized and unrealized gain (loss)	0.24		(0.20)	(0.01)	0.01	(0.09)
Total from investment operations	0.56		0.25	0.40	0.40	0.25
Less distributions from:
Net investment income	(0.32)		(0.46)	(0.41)	(0.39)	(0.34)
Net asset value at end of period	$10.62		$10.38	$10.59	$10.60	$10.59
Total return (%)*	5.46	(a)	2.38	3.84	3.79	2.40
Net assets at end of period (000)	$1,752,698		$1,211,460	$1,020,505	$1,066,679	$1,160,117
Ratios to average net assets:**
Expenses (%)(b)	0.55	(a)	0.56	0.55	0.55	0.56
Net investment income (%)	3.01		4.36	3.86	3.64	3.22
Portfolio turnover (%)	16		24	26	35	24

*     Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**     For the year ended March 31, 2010, average net assets were $1,501,692,000.

(a)     During the year ended March 31, 2010, SAS reimbursed the Fund $47,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund’s total return was less than 0.01%. The reimbursement decreased the Fund’s expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.

(b)  Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios as follows:

(.00%)†	(.00%)†	(.01%)	(.00%)†	(.01%)

†	Represents less than 0.01% of average net assets.

Prospectus | 59

■ Tax Exempt Money Market Fund ■

	Year Ended March 31,
	2010		2009		2008		2007		2006
Net asset value at beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	0.00	(a)	0.02		0.03		0.03		0.02
Net realized gain	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	—
Total from investment operations	0.00	(a)	0.02		0.03		0.03		0.02
Less distributions from:
Net investment income	(0.00)	(a)	(0.02)		(0.03)		(0.03)		(0.02)
Realized capital gains	(0.00)	(a)	(0.00)	(a)	(0.00)	(a)	—		—
Total distributions	(0.00)	(a)	(0.02)		(0.03)		(0.03)		(0.02)
Net asset value at end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%)*	0.48	(c)	1.94		3.17		3.19	(b)	2.36
Net assets at end of period (000)	$333,1284		$349,8914		$2,920,650		$2,419,287		$2,393,135
Ratios to average net assets:**
Expenses (%)(d)	0.52	(c),(e)	0.51		0.50		0.49	(b)	0.47
Expenses, excluding
reimbursements(%)(d)	0.53	(c)	—		—		—		—
Net investment income (%)	0.47		1.90		3.11		3.14		2.36

*      Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return.

**	For the year ended March 31, 2010, average net assets were $3,568,499,000.

(a)	Represents less than $0.01 per share.

(b)
For the year ended March 31, 2007, the Manager voluntarily reimbursed the Fund for excise taxes incurred. The reimbursement had no effect on the Fund’s total return or ratio of expenses to average net assets.

(c)
During the year ended March 31, 2010, SAS reimbursed the Fund $87,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund’s total return was less than 0.01%. The reimbursement decreased the Fund’s expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.

(d)	Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios by less than 0.01%.

(e)
Effective January 7, 2010, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund’s expenses and attempt to prevent a negative yield.

60| USAA Tax Exempt Funds

APPENDIX A

Taxable-Equivalent Yield Table for 2010

Assuming a Federal Marginal Tax Rate of:

25.0%	28.0%	33.0%	35.0%

To Match a Tax-Free Yield of:                                                  A Fully Taxable Investment Would Have to Pay You:

1.00%	1.33%	1.39%	1.49%	1.54%
1.50%	2.00%	2.08%	2.24%	2.31%
2.00%	2.67%	2.78%	2.99%	3.08%
2.50%	3.33%	3.47%	3.73%	3.85%
3.00%	4.00%	4.17%	4.48%	4.62%
3.50%	4.67%	4.86%	5.22%	5.38%
4.00%	5.33%	5.56%	5.97%	6.15%
4.50%	6.00%	6.25%	6.72%	6.92%
5.00%	6.67%	6.94%	7.46%	7.69%
5.50%	7.33%	7.64%	8.21%	8.46%
6.00%	8.00%	8.33%	8.96%	9.23%
6.50%	8.67%	9.03%	9.70%	10.00%
7.00%	9.33%	9.72%	10.45%	10.77%

A fully taxable investment is a bond that pays taxable interest or a mutual fund that pays dividends that are attributable to taxable interest.

This table is a hypothetical illustration and should not be considered an indication of Fund performance of any of the USAA family of funds.

These rates were selected as examples that would be relevant to most taxpayers.

The information shown in this chart does not reflect the impact of state and local taxes.

Prospectus | 61

NOTES

62| USAA Tax Exempt Funds

Prospectus | 63

64| USAA Tax Exempt Funds

9800 Fredericksburg Road
San Antonio, Texas 78288

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If you would like more information about the Funds, you may call (800) 531-USAA (8722) to request a free copy of the Funds' statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Funds. The SAI has been filed with the SEC and is incorporated by reference to and legally a part of this prospectus. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. The Funds' annual and semiannual reports also may be viewed, free of charge, on usaa.com. A complete description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI. The SAI is not available on usaa.com because of cost considerations and lack of investor demand.

To view these documents, along with other related documents, you may visit the EDGAR database on the SEC’s website (www.sec.gov) or the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Additionally, copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-1520.

[USAA
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05292-0810                                Investment Company Act File No. 811-7852                                              ©2010, USAA. All rights reserved.             Recycled Paper

Part A

Prospectus for the
California Bond and California Money Market Funds

[USAA
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PROSPECTUS
USAA CALIFORNIA FUNDS
AUGUST 1, 2010

California Bond Fund (USCBX)

California Money Market Fund (UCAXX)

Shares of the California Funds are offered only to California residents. The delivery of this prospectus is not an offer in any state where shares of the California Funds may not lawfully be made.

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

California Bond Fund
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategy	3
Principal Risks	3
Performance	4
Investment Adviser	6
Portfolio Manager	6
Purchase and Sale of Fund Shares	7
Tax Information	7
Payments to Broker-Dealers and Other Financial Intermediaries	7
California Money Market Fund
Investment Objective	8
Fees and Expenses	8
Principal Investment Strategy	9
Principal Risks	9
Performance	10
Investment Adviser	11
Portfolio Manager	11
Purchase and Sale of Fund Shares	12
Tax Information	12
Payments to Broker-Dealers and Other Financial Intermediaries	12
Investment Objective	13
Principal Investment Strategy	13
Risks	23
Portfolio Holdings	26
Fund Management	27
Portfolio Managers	29
Using Mutual Funds in an Investment Program	30
Purchases and Redemptions	30
Exchanges	36
Other Important Information About Purchases and Redemptions	36
Shareholder Information	40
Financial Highlights	45
Appendix A	48

INVESTMENT OBJECTIVE

The California Bond Fund (the Fund) is a tax-exempt bond fund with an objective of providing California investors with a high level of current interest income that is exempt from federal and California state income taxes.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $20 domestic wire fee and a $35 foreign wire fee. (Your bank also may charge a fee for wires.)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.28%(a)
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.22%
Total Annual Operating Expenses	.50%

(a)
A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the base management fee of 0.31% for the Fund by 0.03% for the fiscal year ended March 31, 2010.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

2 | USAA California Bond Fund

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in long-term investment-grade California securities the interest on which is exempt from federal income tax and California state income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund’s net assets will consist of California tax-exempt securities. The Fund’s dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund’s portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors.

Prospectus | 3

Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain.

Because the Fund invests primarily in California tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

Your investment in the Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years.

4 | USAA California Bond Fund

■ RISK/RETURN BAR CHART ■

[bar chart]
Annual Returns for Periods Ended December 31

Calender Year	Total Return

2000	14.35%
2001	3.29%
2002	8.30%
2003	5.30%
2004	4.83%
2005	3.80%
2006	5.13%
2007	0.53%
2008	-12.53%
2009	18.84%

SIX-MONTH YTD TOTAL RETURN
4.05% (6/30/10)

BEST QUARTER*	WORST QUARTER*
12.31% 4th Qtr. 2009	–6.86% 4th Qtr 2008

*  Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows the Fund’s average annual total returns for the periods indicated compared to those of the relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

Prospectus | 5

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception 08/01/89
Return Before Taxes	18.84%	2.66%	4.88%	5.72%
Return After Taxes on Distributions	18.84%	2.59%	4.83%	5.65%
Return After Taxes on Distributions and Sale of Fund Shares	14.25%	2.93%	4.89%	5.68%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	12.91%	4.32%	5.75%	6.32%
Lipper California Municipal Debt Funds Index (reflects no deduction for taxes)	17.67%	2.98%	4.85%	5.54%

INVESTMENT ADVISER

USAA Investment Management Company

PORTFOLIO MANAGER

John C. Bonnell, CFA, assistant vice president of Mutual Fund Portfolios, has managed or co-managed the Fund since August 2006.

6 | USAA California Bond Fund

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78288-9825; or by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. Shares may be purchased by electronic funds transfer (EFT), by check, or by bank wire. You may receive redemption proceeds by EFT, check, or bank wire.

The minimum initial purchase is $3,000. The minimum subsequent investment is $50.

TAX INFORMATION

This Fund is not recommended for individual retirement accounts. While the Fund is managed so that at least 80% of its annual interest income will be exempt from federal and California personal income taxes, we may invest up to 20% of its assets in securities that generate income not exempt from those taxes. The income exemption for federal income tax purposes does not necessarily mean that the income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of the Fund’s interest income also may be a tax preference item for purposes of the federal alternative minimum tax. Net capital gain distributed by or reinvested in the Fund will be taxable. In addition, gains, if any, on the redemption of the Fund’s shares are taxable.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus | 7

INVESTMENT OBJECTIVE

The California Money Market Fund (the Fund) is a tax-exempt money market fund with an objective of providing California investors with a high level of current interest income that is exempt from federal and California state income taxes and a further objective of preserving capital and maintaining liquidity.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $20 domestic wire fee and a $35 foreign wire fee. (Your bank also may charge a fee for wires.)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.31
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.23%
Total Annual Operating Expenses	.54%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return,
(2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

8 | USAA California Money Market Fund

PRINCIPAL INVESTMENT STRATEGY

The Fund primarily invests in high-quality California tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of California tax-exempt securities.

PRINCIPAL RISKS

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.

The securities in the Fund’s portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. If interest rates increase, the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease its total return.

Because the Fund invests primarily in California tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities

Prospectus | 9

that earn any such income in the future, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, Variable Rate Demand Notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” However, the tender option usually is subject to a conditional guarantee. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase synthetic instruments of this type unless the Fund believes there is only minimal risk that the Fund will not be able to exercise the tender option at all times.

PERFORMANCE

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years.

10 | USAA California Money Market Fund

■ RISK/RETURN BAR CHART ■

[bar chart]
Annual Returns for Periods Ended December 31

Calender Year	Total Return

2000	3.34%
2001	2.41%
2002	1.20%
2003	0.73%
2004	0.79%
2005	1.98%
2006	2.98%
2007	3.22%
2008	2.29%
2009	0.44%

SIX-MONTH YTD TOTAL RETURN
0.01% (6/30/10)

BEST QUARTER*	WORST QUARTER*
0.89% 2nd Qtr. 2000	0.04% 4th Qtr 2009

*  Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows the Fund’s average annual total returns for the periods indicated. Remember, historical performance does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

Past 1 Year	Past 5 Years	Past 10 Years	Since Inception 08/01/89
0.44%	2.18%	1.93%	2.72%

INVESTMENT ADVISER

USAA Investment Management Company

PORTFOLIO MANAGER

Regina G. Shafer, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has managed the Fund since April 1999.

Prospectus | 11

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78288-9825; or by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. Shares may be purchased by electronic funds transfer (EFT), by check, or by bank wire. You may receive redemption proceeds by EFT, check, or bank wire.

The minimum initial purchase is $3,000. The minimum subsequent investment is $50 (except on transfers from brokerage accounts into the Fund, which are exempt from the minimum).

TAX INFORMATION

This Fund is not recommended for individual retirement accounts. While the Fund is managed so that at least 80% of its annual interest income will be exempt from federal and California personal income taxes, we may invest up to 20% of its assets in securities that generate income not exempt from those taxes. The income exemption for federal income tax purposes does not necessarily mean that the income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of the Fund’s interest income also may be a tax preference item for purposes of the federal alternative minimum tax. Net capital gain distributed by or reinvested in the Fund will be taxable. In addition, gains, if any, on the redemption of the Fund’s shares are taxable.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12 | USAA California Money Market Fund

USAA Investment Management Company (IMCO) manages these Funds. For easier reading, IMCO will be referred to as “we” or “us” throughout the prospectus.

INVESTMENT OBJECTIVE

ALL FUNDS

■      What is each Fund’s investment objective?

Each Fund has a common objective of providing California investors with a high level of current interest income that is exempt from federal and California state income taxes. The California Money Market Fund has a further objective of preserving capital and maintaining liquidity. Each Fund has separate investment policies to achieve its objective. The Funds’ Board of Trustees may change a Fund’s investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

■      What is each Fund’s principal investment strategy?

Each Fund primarily invests its assets in securities issued by the state of California, its political subdivisions and instrumentalities, and by other government entities if, in the opinion of counsel to the issuer, the income from such obligations is excluded from gross income for federal income tax purposes and is exempt from California state income taxes.

These securities include municipal debt obligations that have been issued by California and its political subdivisions and duly constituted state and local authorities and corporations. We refer to these securities as California tax-exempt securities. California tax-exempt securities generally are issued to fund public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

■      What types of tax-exempt securities will be included in each Fund’s portfolio?

Each Fund’s assets may be invested in, among other things, any of the following tax-exempt securities:

Prospectus | 13

■	general obligation bonds, which are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest.

■
revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power.

■	municipal lease obligations, which are backed by the municipality’s covenant to budget for the payments due under the lease obligation.

Municipal lease obligations may be determined to be liquid in accordance with the guidelines established by the Funds’ Board of Trustees. In determining the liquidity of a municipal lease obligation, we will consider among other things: (1) the frequency of trades and quotes for the municipal lease obligation; (2) the number of dealers willing to purchase or sell the municipal lease obligation and the number of other potential purchasers; (3) dealer undertakings to make a market in the municipal lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the municipal lease obligation, the method of soliciting offers, and the mechanics of transfer; (5) whether the municipal lease obligation is of a size that will be attractive to institutional investors; (6) whether the municipal lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor; and (7) such other factors as we may determine to be relevant to such determination.

■	industrial development revenue bonds, such as pollution control revenue bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities.

■
inverse floating rate securities, (California Bond Fund only) which are securities with coupons that vary inversely with changes in short-term tax-exempt interest rates and thus are considered leveraged investments in an underlying municipal bond.

Up to 10% of the California Bond Fund’s net assets may be invested in inverse floating rate securities (or securities with similar economic characteristics). These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the

14 | USAA California Funds

underlying bond because of the leveraged nature of the investment. The California Bond Fund may seek to buy these securities at attractive values and yields that over time more than compensate the Fund for the securities’ price volatility.

■
when-issued and delayed-delivery securities, each Fund’s assets may be invested in securities offered on a when-issued or delayed-delivery basis, which means that delivery and payment take place after the date of the commitment to purchase, normally within 45 days, both price and interest rate are fixed at the time of commitment, the Funds do not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement. Such securities can be sold before settlement date.

■
synthetic instruments, which combine a municipality’s long-term obligation to pay interest and principal with the obligation of a third party to repurchase the instrument on short notice. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the maturity of the securities.

■
tax-exempt liquidity protected preferred shares (or similar securities), which are generally designed to pay dividends that reset on or about every seven days in a remarketing process and possess an obligation from a liquidity provider (typically a high-quality bank) to purchase, at a price equal to the par amount of the preferred shares plus accrued dividends, all liquidity protected preferred shares that are subject to sale and not remarketed. The maturity of liquidity protected preferred shares will be deemed to be the date on which the underlying principal amount may be recovered or the next dividend rate adjustment date consistent with applicable regulatory requirements.

■
variable-rate demand notes (VRDNs) provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The California Money Market Fund may invest a substantial portion of its assets in VRDNs.

Prospectus | 15

In addition, up to 15% of the California Bond Fund’s net assets and up to 5% of the California Money Market Fund’s net assets may be invested in securities that are illiquid. Illiquid securities are generally those securities that the Fund cannot expect to sell or dispose of in the ordinary course of business within seven days or less at approximately the value ascribed to such securities.

■     What percentage of each Fund’s assets will be invested in California tax-exempt securities?

During normal market conditions, at least 80% of each Fund’s net assets will consist of California tax-exempt securities. This policy may only be changed by a shareholder vote.

In addition to California tax-exempt securities, securities issued by certain U.S. territories and possessions such as Puerto Rico, the Virgin Islands, or Guam are exempt from federal and state personal income taxes, and as such, we may invest up to 20% of each Fund’s net assets in these securities.

■     Are each Fund’s investments diversified in many different issuers?

Each Fund is considered diversified under the federal securities laws. This means that we will not invest more than 5% in any one issuer with respect to 75% of each Fund’s assets. With respect to the remaining 25% of each Fund’s assets, we could invest more than 5% in any one, or more, issuers. Purchases of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities are not counted toward the 5% limitation. Each Fund, of course, is concentrated geographically through the purchase of California tax-exempt securities. For further discussion of diversification, see Investment Policies in the statement of additional information (SAI).

In addition, with respect to the California Money Market Fund, strict Securities and Exchange Commission (SEC) guidelines do not permit us to invest, with respect to 75% of the Fund’s assets, greater than 10% of the Fund’s assets in securities issued by or subject to guarantees by the same institution.

We also may not invest more than 25% of a Fund’s assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or electric power project revenue bonds, or in industrial development revenue bonds that are based, directly or indirectly, on the credit of private entities of any one industry. However, we reserve the right to

16 | USAA California Funds

invest more than 25% of a Fund’s assets in tax-exempt industrial development revenue bonds. The 25% industry limitation does not apply to U.S. government securities, general obligation bonds, or bonds that are escrowed.

■     What are the potential risks associated with concentrating such a large portion of each Fund’s assets in one state?

The Funds are subject to credit and interest rate risks, as described further herein, which could be magnified by the Funds’ concentration in California issuers. California tax-exempt securities may be affected by political, economic, regulatory, or other developments that limit the ability of California issuers to pay interest or repay principal in a timely manner. Therefore, the Funds are affected by events within California to a much greater degree than a more diversified national fund.

A particular development may not directly relate to the Funds’ investments but nevertheless might depress the entire market for the state’s tax-exempt securities and therefore adversely impact the Funds’ valuation.

An investment in the California Funds may be riskier than an investment in other types of tax-exempt funds because of this concentration.

The following are examples of just some of the events that may depress valuations for California tax-exempt securities for an extended period of time:

■	Changes in state laws, including voter referendums, that restrict revenues or raise costs for issuers.

■	Court decisions that affect a category of municipal bonds, such as municipal lease obligations or electric utilities.

■	Natural disasters such as floods, storms, hurricanes, droughts, fires, or earthquakes.

■	Bankruptcy or financial distress of a prominent municipal issuer within the state.

■	Economic issues that affect critical industries or large employers or that weaken real estate prices.

■	Reductions in federal or state financial aid.

■	Imbalance in the supply and demand for the state’s municipal securities.

Prospectus | 17

■ Developments that may change the tax treatment of California tax-exempt securities.

In addition, because each Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to a Fund and affect its share price.

Other considerations affecting the Funds’ investments in California tax-exempt securities are summarized in the SAI under Special Risk Considerations.

■     Do the Funds purchase bonds guaranteed by bond insurance?

Yes. Some of the bonds we purchase for the Funds are secured by bond insurance that guarantees scheduled principal and interest payments. In addition, we may purchase bond insurance for individual uninsured securities when we believe it will provide an anticipated benefit to the Funds. However, this insurance may not eliminate the risk of investing in the issuer.

■     Will any portion of the distributions from the Funds be subject to federal income tax?

During normal market conditions, at least 80% of each Fund’s annual income (and, therefore, its net investment income dividends) will be excluded from a shareholder’s gross income for federal income tax purposes and will be exempt from California state income taxes. This policy may be changed only by a shareholder vote. Furthermore, it is our practice to purchase only securities that pay income exempt from federal income tax.

However, gains and losses realized from trading securities that occur during the normal course of managing a Fund may result in net realized capital gain distributions. The Internal Revenue Code treats these distributions differently than tax-exempt income in the following ways:

■ Distributions of the excess of net short-term capital gain over net long-term capital loss are taxable as ordinary income.

■ Distributions of net realized capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time you have held your Fund shares.

■ Distributions of both short-term and long-term net realized capital gains are taxable whether received in cash or reinvested in additional shares.

18 | USAA California Funds

■     Will distributions by the Funds be a tax preference item for purposes of the federal alternative minimum tax (AMT)?

During normal market conditions, at least 80% of each Fund’s annual income (and, therefore, its net investment income dividends) will not be a tax preference item for purposes of the federal AMT. This policy may be changed only by a shareholder vote. However, since their inception, the Funds have not distributed any income that is a tax preference item for purposes of the federal AMT for individual taxpayers, and we do not intend to invest in any securities that earn any such income in the future. However, of course, changes in federal tax laws or other unforeseen circumstances could result in a Fund’s earning income that is a tax preference item for purposes of the federal AMT.

TEMPORARY DEFENSIVE MEASURE

As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of each Fund’s assets may be invested in short-term securities regardless of whether the income is exempt from federal income tax and California state taxes. To the extent that these temporary investments produce taxable income, that income may result in that Fund not fully achieving its investment objective during the time it is in this temporary defensive posture.

CALIFORNIA BOND FUND

■     What is the credit quality of the Fund’s investments?

Under normal market conditions, we will invest the Fund’s assets so that at least 50% of the total market value of the tax-exempt securities at the time of purchase are rated within the three highest long-term rating categories (A or higher) by such rating agencies as Moody’s Investors Service (Moody’s), Standard & Poor’s Ratings Group (S&P), Fitch Ratings (Fitch), Dominion Bond Rating Service Limited (Dominion), or A.M. Best Co., Inc. (A.M. Best); or in the highest short-term rating category by Moody’s, S&P, Fitch, Dominion, or A.M. Best.

Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee or an obligor that is rated within the categories listed by at least one of the Nationally Recognized Statistical Rating Organizations (NRSROs) approved by the SEC. Below are investment-grade ratings for five of the current NRSRO rating agencies:

Prospectus | 19

Rating Agency	Long-Term Debt Securities	Short-Term Debt Securities
Mood's	At least Baa3	At least Prime–3 or MIG 3
S&P	At least BBB–	At least A–3 or SP–2
Fitch	At least BBB–	At least F3
Dominion	At least BBB low	At least R–2 low
A.M. Best	At least bbb	At least AMB–3

If a security is not rated, we may make a determination that the security is of equivalent investment quality to a comparable security.

In addition, the Fund may invest up to 10% of its assets that at the time of purchase are below-investment-grade securities (also known as “junk bonds”). Below-investment-grade securities are considered speculative and are subject to significant credit risk since they are believed to represent a greater risk of default than more creditworthy investment-grade securities. These lower quality securities generally have less interest rate risk and higher credit risk than the higher quality securities. At the same time, the volatility of below-investment-grade securities historically has been notably less than the equity market as a whole. The market on which below-investment-grade securities are traded also may be less liquid than the market for investment-grade securities.

On occasion, we may pay a rating agency to rate a particular security when we believe it will provide an anticipated benefit to a Fund. On securities possessing a third-party guarantor, we reserve the right to place such security in the rating category of the underlying issuer (or if unrated in the comparable rating category as determined by us), if the third-party guarantor is no longer relied upon for ratings eligibility.

You will find further description of tax-exempt ratings in the Fund’s SAI.

■     What is the Fund’s portfolio-weighted average maturity and how is it calculated?

While the Fund’s portfolio-weighted average maturity is not restricted, we expect it to be greater than 10 years. To determine a security’s maturity for purposes of calculating the Fund’s portfolio-weighted average maturity, we may estimate the expected time in which the security’s principal is to be paid. This can be substantially shorter than its stated final maturity. For more information on the method of calculating the Fund’s portfolio-weighted average maturity, see Investment Policies in the Fund’s SAI.

20 | USAA California Funds

■     How are the decisions to buy and sell securities made?

We manage the Fund based on the common sense premise that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the value of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond.

CALIFORNIA MONEY MARKET FUND

■     What is the credit quality of the Fund’s investments at the time of purchase?

The Fund’s purchases consist of securities meeting the requirements to qualify as “eligible securities” under the SEC rules applicable to money market funds. In general, an eligible security is defined as a security that is:

■  Issued or guaranteed by the U.S. government or any agency or instrumentality thereof, including “prerefunded” and “escrowed to maturity” tax-exempt securities;

■  Rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two of the Fund’s designated Nationally Recognized Statistical Rating Organizations (NRSROs), or by one designated NRSRO if the security is rated by only one NRSRO;

■  Unrated but issued by an issuer or guaranteed by a guarantor that has other comparable short-term debt obligations so rated; or

■  Unrated but determined by us to be of comparable quality.

In addition, we must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

■     Who are the designated NRSROs?

■      Moody’s
■      S&P
■      Fitch
■      Dominion

Prospectus | 21

■     What happens if the rating of a security is downgraded?

If the rating of a security the Fund holds is downgraded after purchase, we, subject under certain circumstances to the Funds’ Board of Trustees’ review, will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security in the Fund’s portfolio.

■     Will the Fund always maintain an NAV of $1 per share?

While we will endeavor to maintain a constant Fund NAV of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts have determined that the security presents minimal credit risk. The Fund may acquire any security in the second-highest rating category for short-term debt obligations assigned by NRSROs (sometimes referred to as a Second Tier Security). Generally, SEC limitations prohibit the Fund from investing more than 3% of its assets in Second Tier Securities.

There also is a risk that rising interest rates will cause the value of the Fund’s securities to decline. Certain of the securities in which the Fund may invest pay interest at a rate that is periodically adjusted, referred to as adjustable rate securities. We attempt to minimize this interest rate risk by limiting the maturity of each security to 397 days or less and by maintaining a dollar-weighted average portfolio maturity (WAM) for the Fund of 60 days or less and a weighted average life (WAL) of 120 days or less. The maturity of each security is calculated based upon SEC guidelines.

Finally, there is the possibility that one or more investments in the Fund cease to be “eligible securities” resulting in the NAV ceasing to be $1 per share. For example, a guarantor on a security failing to meet a contractual obligation could cause such a result.

22 | USAA California Funds

■     How are the decisions to buy and sell securities made?

We balance factors such as credit quality and maturity to purchase the best relative value available in the market at any given time. A decision to sell is usually based on a change in our credit opinion or to take advantage of an opportunity to reinvest at a higher yield.

RISKS

Credit Risk: The possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving a Fund will fail to meet its obligations. The securities in each Fund’s portfolio are subject to credit risk. The Funds accept some credit risk as a recognized means to enhance investors’ return. All securities varying from the highest quality to very speculative have some degree of credit risk. We attempt to minimize the Funds’ overall credit risks by:

■  Primarily investing in securities considered at least investment grade at the time of purchase. Nevertheless, even investment-grade securities are subject to some credit risk. In addition, the ratings of securities are the rating agencies’ estimates of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

■  When evaluating potential investments for the Funds, our credit analysts also independently assess credit risk and its impact on the Funds’ portfolio.

■  Diversifying the Funds’ portfolios by investing in securities of a large number of unrelated issuers, which reduces a Fund’s exposure to the risks of an investment in the securities of any one issuer or group of issuers. We invest in many securities with slightly different risk characteristics and across different economic sectors and geographic regions. If a random credit event should occur, such as a default, a Fund would suffer a much smaller loss than if the Fund were concentrated in relatively large holdings with highly correlated risks.

Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative, because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. If the Fund invests in securities whose issuers develop

Prospectus | 23

unexpected credit problems, the Fund’s price could decline. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than on higher-rated securities.

Interest Rate Risk: The possibility that the value of each Fund’s investments will decline because of an increase in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. As mutual funds investing in bonds, the Funds are subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

■  If interest rates increase, the yield of each Fund may increase. In addition, the market value of the California Bond Fund’s securities will likely decline, adversely affecting the Fund’s NAV and total return.

■  If interest rates decrease, the yield of each Fund may decrease. In addition, the market value of the California Bond Fund’s securities may increase, which would likely increase the Fund’s NAV and total return.

The credit and interest rate risks may be magnified because each Fund concentrates its investments in California tax-exempt securities.

Management Risk: The possibility that the investment techniques and risk analyses used by each Fund’s manager will not produce the desired results. These Funds are subject to management risk because each Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Funds’ managers will produce the desired results.

Call Risk: Many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. During a period of declining interest rates, an issuer would call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.

■  Intermediate- and long-term municipal bonds have the greatest call risk, because most municipal bonds may not be called until after 10 years from the date of issue. The period of “call protection” may be

24 | USAA California Funds

       longer or shorter than 10 years, but regardless, bonds purchased closest to the date of issue will have the most call protection. Typically, bonds with original maturities of 10 years or less are not callable.

■  Although investors certainly appreciate the rise in bond prices when interest rates drop, falling interest rates create the environment necessary to “call” the higher-yielding bonds from your Fund. When bonds are called, a Fund is affected in several ways. Most likely, we must reinvest the bond-call proceeds at lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain.

Structural Risk: Variable Rate Demand Notes (VRDNs) are generally long-term bonds with a demand feature that is used to shorten the maturity. The demand feature represents the right to sell the security back to the remarketer or liquidity provider for repurchase on short notice, normally one day or seven days. Usually the demand feature is backed by a letter of credit or similar guarantee from a bank. Since we are relying on the demand feature to shorten maturity, the ability to exercise the demand feature would be dependant upon the bank. We would only purchase VRDNs where we were comfortable that the banks would be able to honor their obligation on the demand feature.

Some VRDNs, referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment. In addition, we will not purchase a synthetic instrument unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.

Other types of tax-exempt securities that are subject to structural risk include liquidity protected preferred shares (LPP shares) and other similar securities. LPP shares are a relatively new type of investment, the terms of which may change in the future in response to regulatory or market developments, which could adversely impact the value and liquidity of the Fund’s investment in LPP shares, the tax treatment of

Prospectus | 25

investments in LPP shares, or the ability of the Fund to invest in LPP shares.

California Risk: Because the Funds invest primarily in California tax-exempt securities, the Funds are more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state. For more information, see the SAI.

Tax Risk: In order to pay interest that is exempt from federal or state/local regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable. In addition, income from municipal bonds held by the Funds could be declared taxable because of unfavorable changes in tax laws or adverse interpretations by the Internal Revenue Service or state tax authorities. Changes or proposed changes in federal or state income tax laws also may cause the prices of tax-exempt securities to fall. In addition, although since their inception the Funds have not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of a Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

ADDITIONAL INFORMATION

This prospectus doesn’t tell you about every policy or risk of investing in these Funds. For additional information about the Funds’ investment policies and the types of securities in which the Funds’ assets may be invested, you may want to request a copy of the SAI (the back cover tells you how to do this).

PORTFOLIO HOLDINGS

The Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI, which is available upon request.

Beginning in October 2010, information relating to the California Money Market Fund’s portfolio holdings, as well as its dollar-weighted average maturity and weighted average life, will be posted to usaa.com five business days after the end of each month and will remain posted on the website for six months thereafter. In addition, starting in

26 | USAA California Funds

December 2010, the California Money Market Fund will report certain information to the SEC monthly on Form N-MFP, including the Fund’s portfolio holdings and other pricing information, which will be made public 60 days after the end of the month to which the information pertains.

FUND MANAGEMENT

IMCO serves as the manager of these Funds. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825. We had approximately $78 billion in total assets under management as of June 30, 2010.

We provide investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing each Fund’s portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Funds’ Board of Trustees. A discussion regarding the basis of the Board of Trustees’ approval of each Fund’s Advisory Agreement will be available in each Fund’s semiannual report to shareholders for periods ended September 30.

Each Fund is authorized, although we have no present intention of utilizing such authority, to use a “manager-of-managers” structure. We could select (with approval of a Fund’s Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund’s assets. We would monitor each subadviser’s performance through quantitative and qualitative analysis, and periodically report to the Fund’s Board of Trustees as to whether each subadviser’s agreement should be renewed, terminated, or modified. We also would be responsible for allocating assets to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund’s assets, and we could change the allocations without shareholder approval.

For our services, the Funds pay us an annual base investment management fee, which is accrued daily and paid monthly. The fee is computed as a percentage of the aggregate average net assets of the California Bond and California Money Market Funds combined, and is equal on an annual basis to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% for that portion over $100 million. These fees are allocated monthly on a proportional basis to each Fund based on average net assets.

Prospectus | 27

The investment management fee for the California Bond Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper California Municipal Debt Funds Index. The base fee for the California Bond Fund is computed as referenced above.

The performance adjustment is calculated monthly by comparing the California Bond Fund’s performance to that of the Lipper index over the performance period. The performance period for the California Bond Fund consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the California Bond Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

Over/Under Performance Relative to Index (in basis points) 1	Annual Adjustment Rate (in basis points as a percentage of the Fund’s average net assets) 1
+/– 20 to 50	+/– 4
+/– 51 to 100	+/– 5
+/– 101 and greater	+/– 6

1   Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%). Average net assets are calculated over a rolling 36-month period.

Under the performance fee arrangement, the California Bond Fund will pay a positive performance fee adjustment for a performance period whenever the California Bond Fund outperforms the Lipper California Municipal Debt Funds Index over that period, even if the California Bond Fund had overall negative returns during the performance period. For the most recent fiscal year, the performance adjustment decreased the management fee for the California Bond Fund of 0.31% by 0.03%.

Effective November 9, 2009, IMCO voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the California Money Market Fund’s expenses and attempt to prevent a negative yield. IMCO can modify or terminate this arrangement at any time.

28 | USAA California Funds

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Funds. Our affiliate, USAA Shareholder Account Services (SAS), provides transfer agency services to the Funds. The Funds or the Funds’ transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

PORTFOLIO MANAGERS

CALIFORNIA BOND FUND

John C. Bonnell, CFA, assistant vice president of Mutual Fund Portfolios, has managed or co-managed the Funds since August 2006. He has 21 years of investment management experience. Prior to joining IMCO, Mr. Bonnell worked for OppenheimerFunds as a vice president and portfolio manager (May 2004 - July 2006). Education: B.B.A., University of Texas at San Antonio; M.B.A., St. Mary’s University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

CALIFORNIA MONEY MARKET FUND

Regina G. Shafer, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has managed the Fund since April 1999. She has 15 years of investment management experience and has worked for us for 19 years. Education: B.B.A., Southwest Texas State University; M.B.A., University of Texas at San Antonio. Ms. Shafer is a Certified Public Accountant and holds the CFA designation. She is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of fund securities.

Prospectus | 29

USING MUTUAL FUNDS IN AN
INVESTMENT PROGRAM

THE IDEA BEHIND MUTUAL FUNDS

Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

USING FUNDS IN AN INVESTMENT PROGRAM

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don’t have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing of the annual financial statements, and daily valuing of the Funds, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

PURCHASES AND REDEMPTIONS

OPENING AN ACCOUNT

You may open an account and make purchases on the Internet, by telephone, or by mail, as described below. If opening by mail, you should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA

30 | USAA California Funds

family of funds unless the registration is different or we need further information to verify your identity.

As required by federal law, we must obtain certain information from you prior to opening an account. If we are unable to verify your identity, we may refuse to open your account or we may open your account and take certain actions without prior notice to you, including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV. We prohibit opening accounts for, including but not limited to, foreign financial institutions, shell banks, correspondent accounts for foreign shell banks, and correspondent accounts for foreign financial institutions. A “foreign shell bank” is a foreign bank without a physical presence in any country. A “correspondent account” is an account established for a foreign bank to receive deposits from, or to make payments or other disbursements on behalf of, the foreign bank, or to handle other financial transactions related to such foreign bank.

To purchase shares through your USAA brokerage account, please contact USAA Brokerage Services directly. These shares will become part of your USAA brokerage account and will be subject to the applicable policies and procedures. Additional fees also may apply.

If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. A distribution fee may apply to all full IRA distributions, except for those due to death, disability, divorce, or transfer to other USAA lines of business. Partial IRA distributions are not charged a distribution fee. Additional fees also may apply to your investment in the Funds, including a transaction fee, if you buy or sell shares of the Funds through a broker or other investment professional. For more information on these fees, check with your investment professional.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding required by the Internal Revenue Code. See Taxes on page 42 for additional tax information.

Prospectus | 31

EFFECTIVE DATE

When you make a purchase, your purchase price will be the NAV per share next determined after we receive your request in proper form (e.g., complete, signed application and payment). Each Fund’s NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day it is open for trading. If we receive your purchase request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your purchase request or payment after that time, the purchase will be effective on the next business day.

The Fund or the Fund’s transfer agent may enter into agreements with Servicing Agents, which hold Fund shares in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for Fund shares on the Fund’s behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized Servicing Agent, even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

MINIMUM INITIAL PURCHASE

$3,000

ADDITIONAL PURCHASES

$50 minimum per transaction, per account (except on transfers from brokerage accounts into the California Money Market Fund, which are exempt from the minimum). Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

There are no minimum initial or subsequent purchase payment amounts for investments in the Fund through USAA Strategic Fund Adviser®, USAA Private Investment Management®, USAA College Savings Plan®, USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, or other designated USAA managed investment accounts. In addition, the Fund may waive or lower purchase minimums in other circumstances.

32 | USAA California Funds

PAYMENT

If you plan to purchase Fund shares with a check, money order, traveler’s check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept third-party checks, cash, or coins.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

REDEEMING AN ACCOUNT

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in proper form. However, if instructions are received after the close of the NYSE (generally 4 p.m. Eastern time), your redemption will be effective on the next business day.

We will send your money within seven days after the effective date of redemption. With respect to the California Money Market Fund, if you call us before 10:30 a.m. Eastern time with a same-day wire request, we will wire your redemption proceeds to you by the end of the business day. For all of the Funds, payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to seven days from the purchase date. For federal income tax purposes, a redemption of shares in the California Bond Fund is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the redeemed shares (which is generally the amount you paid when you originally purchased those shares) and the proceeds you receive upon their redemption.

BUYING AND SELLING FUND SHARES

INTERNET ACCESS – USAA.COM

■  To establish access to your account, log on to usaa.com and click on “register now” or call (800) 759-8722. Once you have established Internet access to your account, you may use your personal computer, web-enabled telephone, or PDA to perform certain mutual fund transactions by accessing our website. You will be able

Prospectus | 33

      to open and fund a new mutual fund account, make purchases, exchange to another fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

MOBILE ACCESS – MOBILE.USAA.COM

■  Using your web-enabled telephone, you may review account activity, check balances, and make purchases and redemptions.

USAA SELF-SERVICE TELEPHONE SYSTEM (800) 531-USAA (8722)

■  In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you may use our USAA self-service telephone system to access your Fund account to make selected purchases, exchange to another fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

TELEPHONE

■  Call toll free (800) 531-USAA (8722) to speak with a member service representative. Our hours of operation are Monday – Friday, 7:30 a.m. to 10 p.m. CT and Saturday, 8 a.m. to 5 p.m. CT.

       Telephone redemption privileges are established automatically when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Before any discussion regarding your account, we will obtain certain information from you to verify your identity. Additionally, your telephone calls may be recorded or monitored, and confirmations of account transactions are sent to the address of record or by electronic delivery to your designated e-mail address.

FAX

■  Send a signed fax with your written redemption instructions to (800) 292-8177.

MAIL

■  If you would like to open an account or request a redemption by mail, send your application and check or written instructions to:

34 | USAA California Funds

Regular Mail:
USAA Investment Management Company
P.O. Box 659453
San Antonio, TX 78265-9825

Registered or Express Mail:
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, TX 78240

BANK WIRE

■ To add to your account or request a redemption by bank wire, visit us at usaa.com or call (800) 531-USAA (8722) for instructions. This helps to ensure that your account will be credited or debited promptly and correctly.

EFT

■ Additional purchases on a regular basis may be deducted electronically from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or log on to usaa.com or call (800) 531-USAA (8722) to add them.

CHECKWRITING

■ Checks can be issued for the California Money Market Fund account. You will not be charged for the use of checks or any subsequent reorders. You may write checks in the amount of $250 or more. Checks written for less than $250 may be returned unpaid. We reserve the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

USAA BROKERAGE SERVICES

■ To purchase new and additional shares or to request a redemption in your USAA brokerage account, log on to usaa.com or call USAA Brokerage Services at (800) 531-USAA (8722) for instructions. Any purchase or redemption request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the applicable policies and procedures.

Prospectus | 35

EXCHANGES

EXCHANGE PRIVILEGE

The exchange privilege is automatic when you complete your application. You may exchange shares among funds in the USAA family of funds, provided the shares to be acquired are offered in your state of residence. Only California residents may exchange into a California Fund.

Exchanges made through the USAA self-service telephone system and the Internet require an ESA on file. After we receive the exchange orders, the Funds’ transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined pursuant to the procedures set forth herein. See Effective Date on page 32. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the exchanged shares (which is generally the amount you paid when you originally purchased those shares) and the price of those shares when they are exchanged.

If your shares are held in your USAA brokerage account, please contact USAA Brokerage Services regarding exchange policies. These shares will become part of your USAA brokerage account, and any exchange request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the applicable policies and procedures.

The Funds have undertaken certain authentication procedures regarding telephone transactions as previously described. In addition, each fund reserves the right to terminate or change the terms of an exchange offer.

OTHER IMPORTANT INFORMATION
ABOUT PURCHASES AND
REDEMPTIONS

ACCOUNT BALANCE

SAS may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time

36 | USAA California Funds

of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) account; (3) all (non-IRA) money market fund accounts; and (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds.

EXCESSIVE SHORT-TERM TRADING

The USAA Funds generally are not intended as short-term investment vehicles (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Tax Exempt Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as “market timing.”

Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment by short-term traders. While there is no assurance that the USAA Funds can deter all excessive and short-term trading, the Board of Trustees of the USAA Funds has adopted the following policies (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Tax Exempt Short-Term Fund). These policies are designed to deter disruptive, excessive short-term trading without needlessly penalizing bona fide investors.

To deter such trading activities, the USAA Funds’ policies and procedures include that each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

THE FUNDS’ RIGHT TO REJECT PURCHASE AND EXCHANGE
ORDERS AND LIMIT TRADING IN ACCOUNTS

The USAA Funds’ main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the Funds deem that certain excessive short-term trading activities are not in the best interest of the Funds because such activities can hamper the efficient management of the Funds. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. The Funds also reserve the right to restrict future purchases if an investor is classified as engaged in other patterns of exces

Prospectus | 37

sive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of a Fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

■      Transactions in the money market funds, USAA Short-Term Bond Fund, and USAA Tax Exempt Short-Term Fund;

■      Purchases and sales pursuant to automatic investment or withdrawal plans;

■      Purchases and sales made through USAA Strategic Fund Adviser®, USAA Private Investment Management®, USAA College Savings Plan®, USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, or other designated USAA managed investment accounts;

■      Purchases and sales by the USAA institutional shares for use in USAA Target Retirement Funds; and

■      Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the fund.

If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading. The Funds or the Transfer Agent may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase USAA Fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to the short-term trading policies generally treat these

38 | USAA California Funds

omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account, unless the funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or USAA Funds will review net activity in these omnibus accounts for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review for and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Funds’ policy. For fund shares purchased through financial intermediaries there may be additional or more restrictive policies. You may wish to contact your financial intermediary to determine the policies applicable to your account.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds and can terminate such agreements at any time.

OTHER FUND RIGHTS

Each Fund reserves the right to:

■      Reject or restrict purchase or exchange orders when in the best interest of the Fund;

■     Limit or discontinue the offering of shares of the Fund without notice to the shareholders;

■     Calculate the NAV per share and accept purchase, exchange, and redemption orders on a business day that the NYSE is closed;

Prospectus | 39

■     Require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the SAI contains information on acceptable guarantors);

■     Redeem an account with less than $250, with certain limitations; and

■      Restrict or liquidate an account when necessary or appropriate to comply with federal law.

■     In addition, the California Money Market Fund reserves the right to suspend redemptions as provided under SEC rules applicable to money market funds.

SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION

The price at which Fund shares are purchased and redeemed is equal to the NAV per share determined on the effective date of the purchase or redemption. Each Fund’s NAV per share is calculated by adding the value of the Fund’s assets (i.e., the value of its investment in the Fund and other assets), deducting liabilities, and dividing by the number of shares outstanding. You may buy and sell Fund shares at the NAV per share without a sales charge. Each Fund’s NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

VALUATION OF SECURITIES

Securities of the California Bond Fund with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Fund’s Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. In addition, securities purchased with original or remaining maturities of 60 days or less and all securities

40 | USAA California Funds

of the California Money Market Fund may be valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Investments in open-end investment companies are valued at their NAV at the end of each business day. Futures contracts are valued at the last quoted sales price at the close of market on the principal exchange on which they are traded. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith by us at fair value using valuation procedures approved by the Funds’ Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the California Bond Fund include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influences the market in which the securities are purchased and sold.

For additional information on how securities are valued, see Valuation of Securities in the Funds’ SAI.

DIVIDENDS AND OTHER DISTRIBUTIONS

Distributions from each Fund’s net investment income are declared daily and paid on the last business day of the month. Dividends begin accruing on shares the day following their purchase date. When buying shares of the California Money Market Fund through a federal funds wire, however, you can begin earning dividends immediately on the day your instructions to purchase are received if you pay for your purchase by bank wire transfer prior to 10:30 a.m. Eastern time on the same day.

Prospectus | 41

For both Funds, dividends continue to accrue to the effective date of redemption. If you redeem shares of the California Money Market Fund with a same-day wire request before 10:30 a.m. Eastern time, however, the shares will not earn dividends that day.

Ordinarily, any net realized capital gain distributions will be paid in December of each year. The Funds may make additional distributions to shareholders when considered appropriate or necessary. For example, a Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in additional shares of the distributing Fund unless you request to receive these distributions by way of EFT. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any capital gain distributions made by the California Bond Fund will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the California Bond Fund shortly before any capital gain distribution. Some or all of these distributions are subject to taxes. We will invest in your account any dividend or other distribution returned to us by your financial institution at the current NAV per share.

TAXES

This tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus. Dividends a Fund pays that is attributable to the tax-exempt interest it earns in excess of certain disallowed deductions (exempt-interest dividends) are excludable from its shareholders’ gross income for federal income tax purposes. While we manage the Funds so that at least 80% of each Fund’s annual interest income will be exempt from federal and California personal income taxes, we may invest up to 20% of each Fund’s assets in securities that generate income not exempt from those taxes. The income exemption for federal income tax purposes does not necessarily mean that the income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of a Fund’s interest income also may be a tax preference item for purposes of the federal AMT. As discussed earlier on page 18, net capital gain distributed by or reinvested in a Fund will be taxable. In addition, gains, if any, on the redemption of a Fund’s shares are taxable. A 15% maximum federal income tax rate will apply to individual shareholders through December 31, 2010, for (1) gains on redemptions of Fund shares held for more than one year and (2) a Fund’s distributions from net gains on the sale

42 | USAA California Funds

or exchange of the Fund’s capital assets held for more than one year. Although that rate also applies to certain taxable dividends, it is not expected that either Fund’s income dividends will qualify for that rate. Because each investor’s tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

Distributions from the Fund that do not qualify as “exempt-interest dividends” and gains recognized from the sales or other dispositions of Fund shares will be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” beginning in 2013, for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly).

■ Withholding

Federal law requires each Fund to withhold (referred to as “backup withholding”) and remit to the U.S. Treasury 28% of (1) taxable income dividends, capital gain distributions, and proceeds of redemptions (other than redemptions of California Money Market Fund shares) otherwise payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and distributions otherwise payable to any such shareholder who:

■      Underreports dividend or interest income or

■      Fails to certify that he or she is not subject to backup withholding.

To avoid this withholding requirement, you must certify, on your application or on a separate IRS Form W-9 supplied by the Funds’ transfer agent, that your taxpayer identification number is correct and you currently are not subject to backup withholding.

■      Reporting

Each Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes, including the portion of the dividends, if any, constituting a tax preference item for purposes of the federal AMT and the percentage and source (by state) of interest income earned on tax-exempt securities held by that Fund during the preceding year.

■       CALIFORNIA TAXATION

The following is only a summary of some of the important California personal income tax considerations generally affecting the Funds and

Prospectus | 43

their shareholders. This discussion is not intended as a substitute for careful planning. As a potential investor in the Funds, you should consult your tax adviser with specific reference to your own tax situation.

California law relating to the taxation of regulated investment companies was generally conformed to federal law effective January 1, 2009. Any portion of the dividends paid by the Funds and derived from interest on obligations that pay interest (when such obligations are held by an individual) which is excludable from California personal income under California or federal law including obligations of certain territories and possessions of the United States such as Puerto Rico, the Virgin Islands, or Guam (Tax-Exempt Obligations) will be exempt from California personal income tax (although not from the California franchise tax) if, as of the close of each quarter, at least 50% of the value of each Fund’s assets consists of Tax-Exempt Obligations and the Funds designate the Tax-Exempt Obligations as exempt-interest dividends in a written notice mailed to the shareholders not later than 60 days after the close of the taxable year. To the extent a portion of the dividends is derived from interest on debt obligations other than those described directly above, such portion will be subject to the California personal income tax (including, the alternative minimum tax) and corporate income tax even though it may be excludable from gross income for federal income tax purposes. In addition, distributions of short-term capital gains realized by the Funds will be taxable to the shareholders as ordinary income. If shares of the Funds that are sold at a loss have been held six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on such shares.

With respect to non-corporate shareholders, California does not treat tax-exempt interest as a tax preference item for purposes of its AMT. Corporations subject to the California franchise tax that invest in the Funds will not be entitled to exclude California exempt-interest dividends from gross income for franchise tax purposes. Interest on indebtedness incurred to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Funds, will not be deductible by the shareholder for California personal income tax purposes.

SHAREHOLDER MAILINGS

■       Householding

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Funds’ most recent financial reports and prospectus even if you or a family member owns more than

44 | USAA California Funds

one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please contact us and we will begin your individual delivery within 30 days of your request.

■       Electronic Delivery

Log on to usaa.com and sign up to receive your statements, confirmations, financial reports, and prospectuses via the Internet instead of through the mail.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all income dividends and capital gain distributions).

The information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

Prospectus | 45

■ California Bond Fund ■

	Year Ended March 31,
	2010		2009	2008	2007	2006
Net asset value at beginning of period	$9.26		$10.31	$11.04	$11.07	$11.12
Income (loss) from investment operations:
Net investment income	0.49		0.49	0.49	0.48	0.48
Net realized and unrealized gain (loss)	0.71		(1.00)	(0.71)	0.10	(0.00)	(a)
Total from investment operations	1.20		(0.51)	(0.22)	0.58	0.48
Less distributions from:
Net investment income	(0.49)		(0.49)	(0.49)	(0.48)	(0.48)
Realized capital gains	–		(0.05)	(0.02)	(0.13)	(0.05)
Total distributions	(0.49)		(0.54)	(0.51)	(0.61)	(0.53)
Net asset value at end of period	$9.97		$9.26	$10.31	$11.04	$11.07
Total return (%)*	13.13	(b)	(4.91)	(2.11)	5.31	4.34
Net assets at end of period (000)	$660,333		$603,791	$687,702	$725,961	$694,755
Ratios to average net assets:**
Expenses (%)(c)	0.50	(b)	0.50	0.51	0.53	0.56
Net investment income (%)	4.97		5.05	4.52	4.33	4.28
Portfolio turnover (%)	7		9	21	31	37

*
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**	For the year ended March 31, 2010, average net assets were $645,911,000.

(a)	Represents less than $0.01 per share.

(b)
During the year ended March 31, 2010, SAS reimbursed the Fund $18,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund’s total return was less than 0.01%. The reimbursement decreased the Fund’s expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.

(c)	Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios as follows:

(.00%)†	(.00%)†	(.01%)	(.01%)	(.00%)†

† Represents less than 0.01% of average net assets.

46 | USAA California Funds

■ California Money Market Fund ■

Year Ended March 31,
	2010		2009		2008		2007		2006
Net asset value at beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	0.00	(a)	0.02		0.03		0.03		0.02
Net realized gain	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	–
Total from investment operations	0.00	(a)	0.02		0.03		0.03		0.02
Less distributions from:
Net investment income	0.00	(a)	(0.02)		(0.03)		(0.03)		(0.02)
Realized capital gains	0.00	(a)	0.00	(a)	0.00	(a)	–		–
Total distributions	0.00	(a)	(0.02)		(0.03)		(0.03)		(0.02)
Net asset value at end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%)*	0.24	(c,d)	1.85		3.10		3.10	(b)	2.28
Net assets at end of period (000)	$431,320		$659,353		$631,719		$556,726		$510,915
Ratios to average net assets:**
Expenses (%)(e)	0.52	(c,d)	0.51		0.49		0.50	(b)	0.49
Expenses, excluding
reimbursement (%)(e)	0.54	(c)	–		–		–		–
Net investment income (%)	0.24		1.82		3.04		3.06		2.26

*
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return.

**	For the year ended March 31, 2010, average net assets were $525,167,000.

(a)	Represents less than $0.01 per share.

(b)
For the year ended March 31, 2007, the Manager voluntarily reimbursed the Fund for excise tax incurred. The reimbursement had no effect on the Fund’s total return or ratio of expenses to average net assets.

(c)
During the year ended March 31, 2010, SAS reimbursed the Fund $15,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund’s total return was less than 0.01%. The reimubursement decreased the Fund’s expense ratios by less than 0.01%. The decrease is excluded from the expense ratios above.

(d)
Effective November 9, 2009, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund’s expense and attempt to prevent a negative yield.

(e)	Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios as follows:

(.00%)†	(.00%)†	(.00%)†	(.00%)†	(.01%)

† Represents less than 0.01% of average net assets.

Prospectus | 47

APPENDIX A

Taxable-Equivalent Yield Table for 2010
Combined 2010 Federal and California State Income Tax Rates

Assuming a Federal Marginal Tax Rate of:	25.0%	28.0%	33.0%	35.0%
and a State Rate of:	9.55%	9.55%	9.55%	10.55%
The Effective Marginal Tax Rate Would be:	32.16%(a)	34.88%(b)	39.40%(c)	41.86%(d)
To Match a Double Tax-Free Yield of:	A Fully Taxable Investment Would Have to Pay You:

1.00%	1.47%	1.54%	1.65%	1.72%
1.50%	2.21%	2.30%	2.48%	2.58%
2.00%	2.95%	3.07%	3.30%	3.44%
2.50%	3.69%	3.84%	4.13%	4.30%
3.00%	4.42%	4.61%	4.95%	5.16%
3.50%	5.16%	5.37%	5.78%	6.02%
4.00%	5.90%	6.14%	6.60%	6.88%
4.50%	6.63%	6.91%	7.43%	7.74%
5.00%	7.37%	7.68%	8.25%	8.60%
5.50%	8.11%	8.45%	9.08%	9.46%
6.00%	8.84%	9.21%	9.90%	10.32%
6.50%	9.58%	9.98%	10.73%	11.18%
7.00%	10.32%	10.75%	11.55%	12.04%

(a)      Federal Rate of 25%  +  (California State Rate of 9.55% x (1-25%))

(b)      Federal Rate of 28%  +  (California State Rate of 9.55% x (1-28%))

(c)      Federal Rate of 33%  +  (California State Rate of 9.55% x (1-33%))

(d)      Federal Rate of 35%  +  (California State Rate of 10.55% x (1-35%))

Where applicable, the table assumes the highest state rates corresponding to the federal marginal tax rate.

A fully taxable investment is a bond that pays taxable interest or a mutual fund that pays dividends that are attributable to taxable interest.

This table is a hypothetical illustration and should not be considered an indication of Fund performance of any of the USAA family of funds.

These rates were selected as examples that would be relevant to most taxpayers.

48 | USAA California Funds

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If you would like more information about the Funds, you may call (800) 531-USAA (8722) to request a free copy of the Funds' statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Funds. The SAI has been filed with the SEC and is incorporated by reference to and legally a part of this prospectus. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. The Funds' annual and semiannual reports also may be viewed, free of charge, on usaa.com. A complete description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI. The SAI is not available on usaa.com because of cost considerations and lack of investor demand.

To view these documents, along with other related documents, you may visit the EDGAR database on the SEC’s website (www.sec.gov) or the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Additionally, copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-1520.

[USAA
EAGLE LOGO]   We know what it means to serve. (R)                                      [GRAPHIC OMITTED]

14254-0810                                Investment Company Act File No. 811-7852                                              ©2010, USAA. All rights reserved.             Recycled Paper

Part A

Prospectus for the
Florida Tax-Free Income and Florida Tax-Free Money Market Funds

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PROSPECTUS
USAA FORIDA FUNDS
AUGUST 1, 2010

Florida Tax-Free Income Fund (UFLTX)

Florida Tax-Free Money Market Fund (UFLXX)

Shares of the Florida Funds are offered only to Florida residents. The delivery of this prospectus is not an offer in any state where shares of the Florida Funds may not lawfully be made.

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Florida Tax-Free Income Fund
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategy	3
Principal Risks	3
Performance	4
Investment Adviser	6
Portfolio Manager	6
Purchase and Sale of Fund Shares	6
Tax Information	7
Payments to Broker-Dealers and Other Financial Intermediaries	7
Florida Tax-Free Money Market Fund
Investment Objective	8
Fees and Expenses	8
Principal Investment Strategy	9
Principal Risks	9
Performance	10
Investment Adviser	12
Portfolio Managers	12
Purchase and Sale of Fund Shares	12
Tax Information	12
Payments to Broker-Dealers and Other Financial Intermediaries	13
Investment Objective	14
Principal Investment Strategy	14
Risks	24
Portfolio Holdings	27
Fund Management	28
Portfolio Managers	29
Using Mutual Funds in an Investment Program	30
Purchases and Redemptions	30
Exchanges	35
Other Important Information About Purchases and Redemptions	36
Shareholder Information	40
Financial Highlights	44
Appendix A	47

INVESTMENT OBJECTIVE

The Florida Tax-Free Income Fund (the Fund) has an objective of providing Florida investors with a high level of current interest income that is exempt from federal income tax and shares that are exempt from the Florida intangible personal property tax.

Effective January 1, 2007, the state of Florida repealed the intangible personal property tax. In light of this change, it is expected that the Fund will focus on the component of its investment objective that seeks to provide Florida investors with a high level of current income that is exempt from federal income tax.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $20 domestic wire fee and a $35 foreign wire fee. (Your bank also may charge a fee for wires.)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.36%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.26%
Total Annual Operating Expenses	.62%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

2 | USAA Florida Tax-Free Income Fund

1 Year	3 Years	5 Years	10 Years
$63	$199	$346	$774

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in long-term investment-grade Florida securities the interest on which is exempt from federal income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund’s net assets will consist of Florida tax-exempt securities. The Fund’s dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund’s portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general,
Prospectus | 3

when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain.

Because the Fund invests primarily in Florida tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

Your investment in the Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years.

4 | USAA Florida Tax-Free Income Fund

■ RISK/RETURN BAR CHART ■

[bar chart]
Annual Returns for Periods Ended December 31

Calender Year	Total Return

2000	12.87%
2001	4.99%
2002	8.75%
2003	6.52%
2004	4.74%
2005	3.44%
2006	4.77%
2007	0.86%
2008	-8.61%
2009	17.69%

SIX-MONTH YTD TOTAL RETURN
3.33% (6/30/10)

BEST QUARTER*	WORST QUARTER*
8.00% 3rd Qtr. 2009	–4.41% 4th Qtr 2008

*  Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows how the Fund’s average annual total returns for the periods indicated compared to those of the relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

Prospectus | 5

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception 10/01/93
Return Before Taxes	17.69%	3.29%	5.39%	4.69%
Return After Taxes on Distributions	17.69%	3.26%	5.38%	4.68%
Return After Taxes on Distributions and Sale of Fund Shares	13.40%	3.46%	5.34%	4.72%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	12.91%	4.32%	5.75%	5.40%

INVESTMENT ADVISER

USAA Investment Management Company

PORTFOLIO MANAGER

John C. Bonnell, CFA, assistant vice president of Mutual Fund Portfolios, has managed or co-managed the Fund since August 2006.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78288-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. Shares may be pur-

6 | USAA Florida Tax-Free Income Fund

chased by electronic funds transfer (EFT), by check, or by bank wire. You may receive redemption proceeds by EFT, check, or bank wire.

The minimum initial purchase is $3,000. The minimum subsequent investment is $50.

TAX INFORMATION

This Fund is not recommended for individual retirement accounts.While the Fund is managed so that at least 80% of its annual interest income will be exempt from federal income tax, we may invest up to 20% of its assets in securities that generate income not exempt from that tax. The income exemption for federal income tax purposes does not necessarily mean that the income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of the Fund’s interest income also may be a tax preference item for purposes of the federal alternative minimum tax. Net capital gain distributed by or reinvested in the Fund will be taxable. In addition, gains, if any, on the redemption of the Fund’s shares are taxable.

PAYMENTS TO BROKER-
DEALERS AND OTHER FINANCIAL
INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Prospectus | 7

INVESTMENT OBJECTIVE

The Florida Tax-Free Money Market Fund (the Fund) has an objective of providing Florida investors with a high level of current interest income that is exempt from federal income tax and shares that are exempt from the Florida intangible personal property tax. The Fund has a further objective of preserving capital and maintaining liquidity.

Effective January 1, 2007, the state of Florida repealed the intangible personal property tax. In light of this change, it is expected that each Fund will focus on the component of its investment objective that seeks to provide Florida investors with a high level of current income that is exempt from federal income tax.

FEES AND EXPENSES

The table below describes the fees and expenses you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $20 domestic wire fee and a $35 foreign wire fee. (Your bank also may charge a fee for wires.)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.36%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.51%
Total Annual Operating Expenses	.87%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return,

8 | USAA Florida Tax-Free Money Market Fund

(2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

1 Year	3 Years	5 Years	10 Years
$89	$278	$482	$1,073

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in high-quality Florida tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund’s net assets will consist of Florida tax-exempt securities.

PRINCIPAL RISKS

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.

The securities in the Fund’s portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. If interest rates increase, the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease its total return.

Because the Fund invests primarily in Florida tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Prospectus | 9

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, Variable Rate Demand Notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” However, the tender option usually is subject to a conditional guarantee. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase synthetic instruments of this type unless the Fund believes there is only minimal risk that the Fund will not be able to exercise the tender option at all times.

PERFORMANCE

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years.

10 | USAA Florida Tax-Free Money Market Fund

■ RISK/RETURN BAR CHART ■

[Bar chart]
Annual Returns for Periods Ended December 31

Calender Year	Total Return

2000	3.75%
2001	2.53%
2002	1.07%
2003	0.64%
2004	0.77%
2005	1.95%
2006	2.95%
2007	3.11%
2008	2.12%
2009	0.34%

SIX-MONTH YTD TOTAL RETURN
0.00% (6/30/10)

BEST QUARTER*	WORST QUARTER*
1.00% 2nd Qtr. 2000	0.02% 4th Qtr 2009

The following table shows the Fund’s average annual total returns for the periods indicated. Remember, historical performance does not necessarily indicate what will happen in the future.

For the most current price, total return, and yield information for the Fund, log on to usaa.com or call (800) 531-USAA (8722).

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

Past 1 Year	Past 5 Years	Past 10 Years	Since Inception 10/01/93
0.34%	2.09%	1.92%	2.36%

Prospectus | 11

INVESTMENT ADVISER

USAA Investment Management Company

PORTFOLIO MANAGERS

John C. Bonnell, CFA, assistant vice president of Mutual Fund Portfolios, has managed or co-managed the Fund since August 2006.

Dale R. Hoffmann, assistant vice president of Money Market Funds, has co-managed the Fund since November 2006.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78288-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. Shares may be purchased by electronic funds transfer (EFT), by check, or by bank wire. You may receive redemption proceeds by EFT, check, or bank wire.

The minimum initial purchase is $3,000. The minimum subsequent investment is $50 (except on transfers from brokerage accounts into the Fund, which are exempt from the minimum).

TAX INFORMATION

This Fund is not recommended for individual retirement accounts. While the Fund is managed so that at least 80% of its annual interest income will be exempt from federal income tax, we may invest up to 20% of its assets in securities that generate income not exempt from that tax. The income exemption for federal income tax purposes does not necessarily mean that the income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of the Fund’s interest income also may be a tax preference item for purposes of the federal alternative minimum tax. Net capital gain distributed by or reinvested in the Fund will be taxable. In addition, gains, if any, on the redemption of the Fund’s shares are taxable.

12 | USAA Florida Tax-Free Money Market Fund

PAYMENTS TO BROKER-
DEALERS AND OTHER FINANCIAL
INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus | 13

USAA Investment Management Company (IMCO) manages these Funds. For easier reading, IMCO will be referred to as “we” or “us” throughout the prospectus.

INVESTMENT OBJECTIVE

■ What is each Fund’s investment objective?

Each Fund has a common objective of providing Florida investors with a high level of current interest income that is exempt from federal income tax and shares that are exempt from the Florida intangible personal property tax. The Florida Money Market Fund has a further objective of preserving capital and maintaining liquidity. Each Fund has separate investment policies to achieve its objective. The Funds’ Board of Trustees may change a Fund’s investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

■     What is each Fund’s principal investment strategy?

Each Fund primarily invests its assets in securities issued by the state of Florida, its political subdivisions and instrumentalities, and by other governmental entities if, in the opinion of counsel to the issuer, the income from such obligations is excluded from gross income for federal income tax purposes and the obligations are exempt from the Florida intangible personal property tax.

Effective January 1, 2007, the state of Florida repealed the intangible personal property tax. In light of this change, it is expected that each Fund will focus on the component of its investment objective that seeks to provide Florida investors with a high level of current income that is exempt from federal income tax.

These securities include municipal debt obligations that have been issued by Florida and its political subdivisions, and duly constituted state and local authorities and corporations. We refer to these securities as Florida tax-exempt securities. Florida tax-exempt securities  generally are issued to fund public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations

14 | USAA Florida Funds

as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

■     What types of tax-exempt securities will be included in each Fund’s portfolio?

Each Fund’s assets may be invested in, among other things, any of the following tax-exempt securities:

■	general obligation bonds, which are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest.

■
revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power.

■	municipal lease obligations, which are backed by the municipality’s covenant to budget for the payments due under the lease obligation.

Municipal lease obligations may be determined to be liquid in accordance with the guidelines established by the Funds’ Board of Trustees. In determining the liquidity of a municipal lease obligation, we will consider among other things: (1) the frequency of trades and quotes for the municipal lease obligation; (2) the number of dealers willing to purchase or sell the municipal lease obligation and the number of other potential purchasers; (3) dealer undertakings to make a market in the municipal lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the municipal lease obligation, the method of soliciting offers, and the mechanics of transfer; (5) whether the municipal lease obligation is of a size that will be attractive to institutional investors; (6) whether the municipal lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor; and (7) such other factors as we may determine to be relevant to such determination.

■	industrial development revenue bonds, such as pollution control revenue bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities.

■
inverse floating rate securities, (Florida Tax-Free Income Fund only) which are securities with coupons that vary inversely with changes in short-term tax-exempt interest rates and thus are considered leveraged investments in an underlying municipal bond.

Prospectus | 15

Up to 10% of the Florida Tax-Free Income Fund’s net assets may be invested in inverse floating rate securities (or securities with similar economic characteristics). These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Florida Tax-Free Income Fund may seek to buy these securities at attractive values and yields that over time more than compensate the Fund for the securities’ price volatility.

■
when-issued and delayed-delivery securities, each Fund’s assets may be invested in securities offered on a when-issued or delayed-delivery basis, which means that delivery and payment take place after the date of the commitment to purchase, normally within 45 days, both price and interest rate are fixed at the time of commitment, the Funds do not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement. Such securities can be sold before settlement date.

■
synthetic instruments, which combine a municipality’s long-term obligation to pay interest and principal with the obligation of a third party to repurchase the instrument on short notice. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the maturity of the securities.

■
tax-exempt liquidity protected preferred shares (or similar securities), which are generally designed to pay dividends that reset on or about every seven days in a remarketing process and possess an obligation from a liquidity provider (typically a high-quality bank) to purchase, at a price equal to the par amount of the preferred shares plus accrued dividends, all liquidity protected preferred shares that are subject to sale and not remarketed. The maturity of liquidity protected preferred shares will be deemed to be the date on which the underlying principal amount may be recovered or the next dividend rate adjustment date consistent with applicable regulatory requirements.

■	variable-rate demand notes (VRDNs) provide the right to sell the security at face value on either that day or within the rate-reset

16 | USAA Florida Funds

period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The Florida Tax-Free Money Market Fund may invest a substantial portion of its assets in VRDNs.

 In addition, up to 15% of the Florida Tax-Free Income Fund’s net assets and up to 5% of the Florida Tax-Free Money Market Fund’s net assets may be invested in securities that are illiquid. Illiquid securities are generally those securities that the Fund cannot expect to sell or dispose of in the ordinary course of business within seven days or less at approximately the value ascribed to such securities.

■     What percentage of each Fund’s assets will be invested in Florida tax-exempt securities?

During normal market conditions, at least 80% of each Fund’s net assets will consist of Florida tax-exempt securities. This policy may only be changed by a shareholder vote.

In addition to Florida tax-exempt securities, securities issued by certain U.S. territories and possessions such as Puerto Rico, the Virgin Islands, or Guam are exempt from federal income tax, and as such, we may invest up to 20% of each Fund’s net assets in these securities.

■     Are each Fund’s investments diversified in many different issuers?

Each Fund is considered diversified under the federal securities laws. This means that we will not invest more than 5% in any one issuer with respect to 75% of each Fund’s assets. With respect to the remaining 25% of each Fund’s assets, we could invest more than 5% in any one, or more, issuers. Purchases of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities are not counted toward the 5% limitation. Each Fund, of course, is concentrated geographically through the purchase of Florida tax-exempt securities. For further discussion of diversification, see Investment Policies in the statement of additional information (SAI).

In addition, with respect to the Florida Tax-Free Money Market Fund, strict Securities and Exchange Commission (SEC) guidelines do not permit us to invest, with respect to 75% of the Fund’s assets, greater than 10% of the Fund’s assets in securities issued by or subject to guarantees by the same institution.

Prospectus | 17

We also may not invest more than 25% of a Fund’s assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or electric power project revenue bonds, or in industrial development revenue bonds that are based, directly or indirectly, on the credit of private entities of any one industry. However, we reserve the right to invest more than 25% of a Fund’s assets in tax-exempt industrial development revenue bonds. The 25% industry limitation does not apply to U.S. government securities, general obligation bonds, or bonds that are escrowed.

■     What are the potential risks associated with concentrating such a large portion of each Fund’s assets in one state?

The Funds are subject to credit and interest rate risks, as described further herein, which could be magnified by the Funds’ concentration in Florida issuers. Florida tax-exempt securities may be affected by political, economic, regulatory, or other developments that limit the ability of Florida issuers to pay interest or repay principal in a timely manner. Therefore, the Funds are affected by events within Florida to a much greater degree than a more diversified national fund.

A particular development may not directly relate to the Funds’ investments but nevertheless might depress the entire market for the state’s tax-exempt securities and therefore adversely impact the Funds’ valuation.

An investment in the Florida Tax-Free Funds may be riskier than an investment in other types of tax-exempt funds because of this concentration.

The following are examples of just some of the events that may depress valuations for Florida tax-exempt securities for an extended period of time:

■     Changes in state laws, including voter referendums, that restrict revenues or raise costs for issuers.

■     Court decisions that affect a category of municipal bonds, such as municipal lease obligations or electric utilities.

■     Natural disasters such as floods, storms, hurricanes, droughts, fires, or earthquakes.

■     Bankruptcy or financial distress of a prominent municipal issuer within the state.

18 | USAA Florida Funds

■     Economic issues that affect critical industries or large employers or that weaken real estate prices.

■     Reductions in federal or state financial aid.

■     Imbalance in the supply and demand for the state’s municipal securities.

■     Developments that may change the tax treatment of Florida tax-exempt securities.

In addition, because each Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to a Fund and affect its share price.

Other considerations affecting the Funds’ investments in Florida tax-exempt securities are summarized in the SAI under Special Risk Considerations.

■     Do the Funds purchase bonds guaranteed by bond insurance?

Yes. Some of the bonds we purchase for the Funds are secured by bond insurance that guarantees scheduled principal and interest payments. In addition, we may purchase bond insurance for individual uninsured securities when we believe it will provide an anticipated benefit to the Funds. However, this insurance may not eliminate the risk of investing in the issuer.

■     Will any portion of the distributions from the Funds be subject to federal income tax?

During normal market conditions, at least 80% of each Fund’s annual income (and, therefore, its net investment income dividends) will be excluded from a shareholder’s gross income for federal income tax purposes. This policy may be changed only by a shareholder vote. Furthermore, it is our practice to purchase only securities that pay income exempt from federal income tax.

However, gains and losses realized from trading securities that occur during the normal course of managing a Fund may result in net realized capital gain distributions. The Internal Revenue Code treats these distributions differently than tax-exempt income in the following ways:

■	Distributions of the excess net short-term capital gain over net long-term capital loss are taxable as ordinary income.

■	Distributions of net realized capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as
Prospectus | 19

    long-term capital gains, regardless of the length of time you have held your Fund shares.

■	Distributions on both short-term and long-term net realized capital gains are taxable whether received in cash or reinvested in additional shares.

■     Will distributions by the Funds be a tax preference item for purposes of the federal alternative minimum tax (AMT)?

During normal market conditions, at least 80% of each Fund’s annual income (and, therefore, its net investment income dividends) will not be a tax preference item for purposes of the federal AMT. This policy may be changed only by a shareholder vote. However, since their inception, the Funds have not distributed any income that is a tax preference item for purposes of the federal AMT for individual taxpayers, and we do not intend to invest in any securities that earn any such income in the future. However, of course, changes in federal tax laws or other unforeseen circumstances could result in a Fund’s earning income that is a tax preference item for purposes of the federal AMT.

TEMPORARY DEFENSIVE MEASURE

As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of each Fund’s assets may be invested in short-term securities regardless of whether the income is exempt from federal income tax. To the extent that these temporary investments produce taxable income, that income may result in that Fund not fully achieving its investment objective during the time it is in this temporary defensive posture.

FLORIDA TAX-FREE INCOME FUND

■     What is the credit quality of the Fund’s investments?

Under normal market conditions, we will invest the Fund’s assets so that at least 50% of the total market value of the tax-exempt securities at the time of purchase are rated within the three highest long-term rating categories (A or higher) by such rating agencies as Moody’s Investors Service (Moody’s), Standard & Poor’s Ratings Group (S&P), Fitch Ratings (Fitch), Dominion Bond Rating Service Limited (Dominion), or A.M. Best Co. Inc. (A.M. Best); or in the highest short-term rating category by Moody’s, S&P, Fitch, Dominion, or A.M. Best.

Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as

20 | USAA Florida Funds

securities rated or subject to a guarantee or an obligor that is rated within the categories listed by at least one of the Nationally Recognized Statistical Rating Organizations (NRSROs) approved by the SEC. Below are investment-grade ratings for five of the current NRSRO rating agencies:

Rating Agency	Long-Term Debt Securities	Short-Term Debt Securities
Moody's	At least Baa3	At least Prime–3 or MIG 3
S&P	At least BBB–	At least A–3 or SP–2
Fitch	At least BBB–	At least F3
Dominion	At least BBB low	At least R–2 low
A.M. Best	At least bbb	At least AMB–3

If a security is not rated, we may make a determination that the security is of equivalent investment quality to a comparable security.

In addition, the Fund may invest up to 10% of its assets that at the time of purchase are below-investment-grade securities (also known as “junk bonds”). Below-investment-grade securities are considered speculative and are subject to significant credit risk since they are believed to represent a greater risk of default than more creditworthy investment-grade securities. These lower quality securities generally have less interest rate risk and higher credit risk than the higher quality securities. At the same time, the volatility of below-investment-grade securities historically has been notably less than the equity market as a whole. The market on which below-investment-grade securities are traded also may be less liquid than the market for investment-grade securities.

On occasion, we may pay a rating agency to rate a particular security when we believe it will provide an anticipated benefit to a Fund. On securities possessing a third-party guarantor, we reserve the right to place such security in the rating category of the underlying issuer (or if unrated in the comparable rating category as determined by us), if the third-party guarantor is no longer relied upon for ratings eligibility.

You will find further description of tax-exempt ratings in the Fund’s SAI.
Prospectus | 21

■     What is the Fund’s portfolio-weighted average maturity and how is it calculated?

While the Fund’s portfolio-weighted average maturity is not restricted, we expect it to be greater than 10 years. To determine a security’s maturity for purposes of calculating the Fund’s portfolio-weighted average maturity, we may estimate the expected time in which the security’s principal is to be paid. This can be substantially shorter than its stated final maturity. For more information on the method of calculating the Fund’s portfolio-weighted average maturity, see Investment Policies in the Fund’s SAI.

■     How are the decisions to buy and sell securities made?

We manage the Fund based on the common sense premise that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the value of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond.

FLORIDA TAX-FREE MONEY MARKET FUND

■     What is the credit quality of the Fund’s investments at the time of purchase?

The Fund’s purchases consist of securities meeting the requirements to qualify as “eligible securities” under the SEC rules applicable to money market funds. In general, an eligible security is defined as a security that is:

■     Issued or guaranteed by the U.S. government or any agency or instrumentality thereof, including “prerefunded” and “escrowed to maturity” tax-exempt securities;

■     Rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two of the Fund’s designated Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one designated NRSRO;

■     Unrated but issued by an issuer or guaranteed by a guarantor that has other comparable short-term debt obligations so rated; or

■     Unrated but determined by us to be of comparable quality.

22 | USAA Florida Funds

In addition, we must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

■     Who are the designated NRSROs?

■     Moody’s
■     S&P
■     Fitch
■     Dominion

■     What happens if the rating of a security is downgraded?

If the rating of a security the Fund holds is downgraded after purchase, we, subject under certain circumstances to the Funds’ Board of Trustees’ review, will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security in the Fund’s portfolio.

■     Will the Fund always maintain an NAV of $1 per share?

While we will endeavor to maintain a constant Fund NAV of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts have determined that the security presents minimal credit risk. The Fund may acquire any security in the second-highest rating category for short-term debt obligations assigned by NRSROs (sometimes referred to as a Second Tier Security). Generally, SEC limitations prohibit the Fund from investing more than 3% of its assets in Second Tier Securities.

There also is a risk that rising interest rates will cause the value of the Fund’s securities to decline. Certain of the securities in which the Fund may invest pay interest at a rate that is periodically adjusted, referred to as adjustable rate securities. We attempt to minimize this interest rate risk by limiting the maturity of each security to 397 days or less and by maintaining a dollar-weighted average portfolio maturity (WAM) for the Fund of 60 days or less and a weighted average life (WAL) of 120 days or less. The maturity of each security is calculated based upon SEC guidelines.

Prospectus | 23

Finally, there is the possibility that one or more investments in the Fund cease to be “eligible securities” resulting in the NAV ceasing to be $1 per share. For example, a guarantor on a security failing to meet a contractual obligation could cause such a result.

■     How are the decisions to buy and sell securities made?

We balance factors such as credit quality and maturity to purchase the best relative value available in the market at any given time. A decision to sell is usually based on a change in our credit opinion or to take advantage of an opportunity to reinvest at a higher yield.

RISKS

Credit Risk: The possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving a Fund will fail to meet its obligations. The securities in each Fund’s portfolio are subject to credit risk. The Funds accept some credit risk as a recognized means to enhance investors’ return. All securities varying from the highest quality to very speculative have some degree of credit risk. We attempt to minimize the Funds’ overall credit risks by:

■     Primarily investing in securities considered at least investment grade at the time of purchase. Nevertheless, even investment-grade securities are subject to some credit risk. In addition, the ratings of securities are the rating agencies’ estimates of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

■     When evaluating potential investments for the Funds, our credit analysts also independently assess credit risk and its impact on the Funds’ portfolios.

■     Diversifying the Funds’ portfolios by investing in securities of a large number of unrelated issuers, which reduces a Fund’s exposure to the risks of an investment in the securities of any one issuer or group of issuers. We invest in many securities with slightly different risk characteristics and across different economic sectors and geographic regions. If a random credit event should occur, such as a default, a Fund would suffer a much smaller loss than if the Fund were concentrated in relatively large holdings with highly correlated risks.

Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative, because their issuers are more

24 | USAA Florida Funds

susceptible to financial setbacks and recession than more creditworthy companies. If a Fund invests in securities whose issuers develop unexpected credit problems, the Fund’s price could decline. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than on higher-rated securities.

Interest Rate Risk: The possibility that the value of each Fund’s investments will decline because of an increase in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. As mutual funds investing in bonds, the Funds are subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

■     If interest rates increase, the yield of each Fund may increase. In addition, the market value of the Florida Tax-Free Income Fund’s securities will likely decline, adversely affecting the Fund’s NAV and total return.

■     If interest rates decrease, the yield of each Fund may decrease. In addition, the market value of the Florida Tax-Free Income Fund’s securities may increase, which would likely increase the Fund’s NAV and total return.

The credit and interest rate risks may be magnified because each Fund concentrates its investments in Florida tax-exempt securities.

Management Risk: The possibility that the investment techniques and risk analyses used by each Fund’s managers will not produce the desired results. These Funds are subject to management risk because each Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Funds’ managers will produce the desired results.

Call Risk: Many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. During a period of declining interest rates, an issuer would call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.

Prospectus | 25

■     Intermediate- and long-term municipal bonds have the greatest call risk, because most municipal bonds may not be called until after 10 years from the date of issue. The period of “call protection” may be longer or shorter than 10 years, but regardless, bonds purchased closest to the date of issue will have the most call protection. Typically, bonds with original maturities of 10 years or less are not callable.

■     Although investors certainly appreciate the rise in bond prices when interest rates drop, falling interest rates create the environment necessary to “call” the higher-yielding bonds from your Fund. When bonds are called, a Fund is affected in several ways. Most likely, we must reinvest the bond-call proceeds at lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain.

Structural Risk: Variable Rate Demand Notes (VRDNs) are generally long-term bonds with a demand feature that is used to shorten the maturity. The demand feature represents the right to sell the security back to the remarketer or liquidity provider for repurchase on short notice, normally one day or seven days. Usually the demand feature is backed by a letter of credit or similar guarantee from a bank. Since we are relying on the demand feature to shorten maturity, the ability to exercise the demand feature would be dependant upon the bank. We would only purchase VRDNs where we were comfortable that the banks would be able to honor their obligation on the demand feature.

Some VRDNs, referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment. In addition, we will not purchase a synthetic instrument unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.

Other types of tax-exempt securities that are subject to structural risk include liquidity protected preferred shares (LPP shares) and other similar securities. LPP shares are a relatively new type of investment, the terms of which may change in the future in response to regulatory

26 | USAA Florida Funds

or market developments, which could adversely impact the value and liquidity of the Fund’s investment in LPP shares, the tax treatment of investments in LPP shares, or the ability of the Fund to invest in LPP shares.

Florida Risk: Because the Funds invest primarily in Florida tax-exempt securities, the Funds are more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state. For more information, see the SAI.

Tax Risk: In order to pay interest that is exempt from federal or state/local regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable. In addition, income from municipal bonds held by the Funds could be declared taxable because of unfavorable changes in tax laws or adverse interpretations by the Internal Revenue Service or state tax authorities. Changes or proposed changes in federal or state income tax laws also may cause the prices of tax-exempt securities to fall. In addition, although since their inception the Funds have not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of a Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

ADDITIONAL INFORMATION

This prospectus doesn’t tell you about every policy or risk of investing in these Funds. For additional information about the Funds’ investment policies and the types of securities in which the Funds’ assets may be invested, you may want to request a copy of the SAI (the back cover tells you how to do this).

PORTFOLIO HOLDINGS

The Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI, which is available upon request.

Beginning in October 2010, information relating to the Florida Tax-Free Money Market Fund’s portfolio holdings, as well as its dollar-weighted

Prospectus | 27

average maturity and weighted average life, will be posted to usaa.com five business days after the end of each month and will remain posted on the website for six months thereafter. In addition, starting in December 2010, the Florida Tax-Free Money Market Fund will report certain information to the SEC monthly on Form N-MFP, including the Fund’s portfolio holdings and other pricing information, which will be made public 60 days after the end of the month to which the information pertains.

FUND MANAGEMENT

IMCO serves as the manager of these Funds. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825. We had approximately $78 billion in total assets under management as of June 30, 2010.

We provide investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing each Fund’s portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Funds’ Board of Trustees. A discussion regarding the basis of the Board of Trustees’ approval of each Fund’s Advisory Agreement will be available in each Fund’s semiannual report to shareholders for periods ended September 30.

Each Fund is authorized, although we have no present intention of utilizing such authority, to use a “manager-of-managers” structure. We could select (with approval of a Fund’s Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund’s assets. We would monitor each subadviser’s performance through quantitative and qualitative analysis, and periodically report to the Fund’s Board of Trustees as to whether each subadviser’s agreement should be renewed, terminated, or modified. We also would be responsible for allocating assets to the subadvisers. The allocation for each subadviser could range from 0% to 100% of the Fund’s assets, and we could change the allocations without shareholder approval.

For our services, the Funds pay us an annual base investment management fee, which is accrued daily and paid monthly. The fee is computed as a percentage of the aggregate average net assets of the Florida Tax-Free Income and Florida Tax-Free Money Market Funds combined, and is equal on an annual basis to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of

28 | USAA Florida Funds

that portion over $100 million. These fees are allocated monthly on a proportional basis to each Fund based on average net assets.

Effective November 4, 2009, IMCO voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Florida Tax-Fee Money Market Fund’s expenses and attempt to prevent a negative yield. IMCO can modify or terminate this arrangement at any time.

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Funds. Our affiliate, USAA Shareholder Account Services (SAS), provides transfer agency services to the Funds. The Funds or the Funds’ transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and Servicing functions.

PORTFOLIO MANAGERS

FLORIDA TAX-FREE INCOME FUND AND
FLORIDA TAX-FREE MONEY MARKET FUND

John C. Bonnell, CFA, assistant vice president of Mutual Fund Portfolios, has managed or co-managed the Funds since August 2006. He has 21 years of investment management experience. Prior to joining IMCO, Mr. Bonnell worked for OppenheimerFunds as a vice president and portfolio manager (May 2004 - July 2006). Education: B.B.A., University of Texas at San Antonio; M.B.A., St. Mary’s University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

FLORIDA TAX-FREE MONEY MARKET FUND

Dale R. Hoffmann, assistant vice president of Money Market Funds, has co-managed the Fund since November 2006. He has nine years of investment management experience and has worked for us for 18 years. Education: B.S.B.A., University of South Dakota; M.B.A., St. Mary’s University. He is a member of the National Federation of Municipal Analysts and the Southern Municipal Finance Society.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of fund securities.

Prospectus | 29

USING MUTUAL FUNDS IN AN
INVESTMENT PROGRAM

THE IDEA BEHIND MUTUAL FUNDS

Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

USING FUNDS IN AN INVESTMENT PROGRAM

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don’t have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing of the annual financial statements, and daily valuing of the Funds, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

PURCHASES AND REDEMPTIONS

OPENING AN ACCOUNT

You may open an account and make purchases on the Internet, by telephone, or by mail, as described below. If opening by mail, you should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA

30 | USAA Florida Funds

family of funds unless the registration is different or we need further information to verify your identity.

As required by federal law, we must obtain certain information from you prior to opening an account. If we are unable to verify your identity, we may refuse to open your account or we may open your account and take certain actions without prior notice to you, including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV. We prohibit opening accounts for, including but not limited to, foreign financial institutions, shell banks, correspondent accounts for foreign shell banks, and correspondent accounts for foreign financial institutions. A “foreign shell bank” is a foreign bank without a physical presence in any country. A “correspondent account” is an account established for a foreign bank to receive deposits from, or to make payments or other disbursements on behalf of, the foreign bank, or to handle other financial transactions related to such foreign bank.

To purchase shares through your USAA brokerage account, please contact USAA Brokerage Services directly. These shares will become part of your USAA brokerage account and will be subject to the applicable policies and procedures. Additional fees also may apply.

If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. A distribution fee may apply to all full IRA distributions, except for those due to death, disability, divorce, or transfer to other USAA lines of business. Partial IRA distributions are not charged a distribution fee. Additional fees also may apply to your investment in the Funds, including a transaction fee, if you buy or sell shares of the Funds through a broker or other investment professional. For more information on these fees, check with your investment professional.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding required by the Internal Revenue Code. See Taxes on page 42 for additional tax information.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the NAV per share next determined after we receive your request in proper form

Prospectus | 31

(e.g., complete, signed application and payment). Each Fund’s NAV is determined as of the close of the regular trading session (generally

4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day it is open for trading. If we receive your purchase request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your purchase request or payment after that time, the purchase will be effective on the next business day.

The Fund or the Fund’s transfer agent may enter into agreements with third parties (Servicing Agents), which hold Fund shares in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for Fund shares on the Fund’s behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized Servicing Agent, even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

MINIMUM INITIAL PURCHASE

$3,000

ADDITIONAL PURCHASES

$50 minimum per transaction, per account (except on transfers from brokerage accounts into the Florida Tax-Free Money Market Fund, which are exempt from the minimum). Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

There are no minimum initial or subsequent purchase payment amounts for investments in the Funds through USAA Strategic Fund Adviser®, USAA Private Investment Management®, USAA College Savings Plan®, USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, or other designated USAA managed investment accounts; In addition, a Fund may waive or lower purchase minimums in other circumstances.

PAYMENT

If you plan to purchase Fund shares with a check, money order, traveler’s check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept third-party checks, cash, or coins.

32 | USAA Florida Funds

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

REDEEMING AN ACCOUNT

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in proper form. However, if instructions are received after the close of the NYSE (generally 4 p.m. Eastern time), your redemption will be effective on the next business day.

We will send your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by electronic funds transfer (EFT) or check is sent after the EFT or check has cleared, which could take up to seven days from the purchase date. For federal income tax purposes, a redemption of shares of the Florida Tax-Free Income Fund is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the proceeds you receive upon their redemption.

BUYING AND SELLING FUND SHARES

INTERNET ACCESS – USAA.COM

■     To establish access to your account, log on to usaa.com and click on “register now” or call (800) 759-8722. Once you have established Internet access to your account, you may use your personal computer, web-enabled telephone, or PDA to perform certain mutual fund transactions by accessing our website. You will be able to open and fund a new mutual fund account, exchange to another fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

MOBILE ACCESS – MOBILE.USAA.COM

■     Using your web-enabled telephone, you may review account activity, check balances, and make purchases and redemptions.

USAA SELF-SERVICE TELEPHONE SYSTEM (800) 531-USAA (8722)

■ In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you may use our USAA self-service telephone system to access your

Prospectus | 33

    Fund account to make selected purchases, exchange to another fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization on file.

TELEPHONE

■     Call toll free (800) 531-USAA (8722) to speak with a member service representative. Our hours of operation are Monday – Friday, 7:30 a.m. to 10 p.m. CT and Saturday, 8 a.m. to 5 p.m. CT.

Telephone redemption privileges are established automatically when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Before any discussion regarding your account, we will obtain certain information from you to verify your identity. Additionally, your telephone calls may be recorded or monitored, and confirmations of account transactions are sent to the address of record or by electronic delivery to your designated e-mail address.

FAX

■     Send a signed fax with your written redemption instructions to (800) 292-8177.

MAIL

■	If you would like to open an account or request a redemption by mail, send your application and check or written instructions to:

Regular Mail:
USAA Investment Management Company
P.O. Box 659453
San Antonio, TX 78265-9825

Registered or Express Mail:
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, TX 78240

BANK WIRE

■ To add to your account or request a redemption by bank wire, visit us at usaa.com or call (800) 531-USAA (8722) for instructions. This helps to ensure that your account will be credited or debited promptly and correctly.

34 | USAA Florida Funds

EFT

■     Additional purchases on a regular basis may be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or log on to usaa.com or call (800) 531-USAA (8722) to add them.

CHECKWRITING

■     Checks can be issued for the Florida Tax-Free Money Market Fund account. You will not be charged for the use of checks or any subsequent reorders. You may write checks in the amount of $250 or more. Checks written for less than $250 may be returned unpaid. We reserve the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

USAA BROKERAGE SERVICES

■     To purchase new and additional shares or to request a redemption in your USAA brokerage account, log on to usaa.com or call USAA Brokerage Services at (800) 531-USAA (8722) for instructions. Any purchases or redemption request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the applicable policies and procedures.

EXCHANGES

EXCHANGE PRIVILEGE

The exchange privilege is automatic when you complete your application. You may exchange shares among funds in the USAA family of funds, provided the shares to be acquired are offered in your state of residence. Only Florida residents may exchange into a Florida Fund.

Exchanges made through the USAA self-service telephone system and the Internet require an ESA on file. After we receive the exchange orders, the Funds’ transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined pursuant to the procedures set forth herein. See Effective Date on page 31. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between

Prospectus | 35

funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the exchanged shares (which is generally the amount you paid when you originally purchased those shares) and the price of those shares when they are exchanged.

If your shares are held in your USAA brokerage account, please contact USAA Brokerage Services regarding exchange policies. These shares will become part of your USAA brokerage account, and any exchange request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the applicable policies and procedures.

The Funds have undertaken certain authentication procedures regarding telephone transactions as previously described. In addition, each fund reserves the right to terminate or change the terms of an exchange offer.

OTHER IMPORTANT INFORMATION
ABOUT PURCHASES AND
REDEMPTIONS

ACCOUNT BALANCE

SAS may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) account; (3) all (non-IRA) money market fund accounts; and (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds.

EXCESSIVE SHORT-TERM TRADING

The USAA Funds generally are not intended as short-term investment vehicles (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Tax Exempt Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as “market timing.”

Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio

36 | USAA Florida Funds

managers to first buy and then sell portfolio securities in response to a large investment by short-term traders. While there is no assurance that the USAA Funds can deter all excessive and short-term trading, the Board of Trustees of the USAA Funds has adopted the following policies (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Tax Exempt Short-Term Fund). These policies are designed to deter disruptive, excessive short-term trading without needlessly penalizing bona fide investors.

To deter such trading activities, the USAA Funds’ policies and procedures include that each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

THE FUNDS’ RIGHT TO REJECT PURCHASE AND EXCHANGE
ORDERS AND LIMIT TRADING IN ACCOUNTS

The USAA Funds’ main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the Funds deem that certain excessive short-term trading activities are not in the best interest of the Funds because such activities can hamper the efficient management of the Funds. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. The Funds also reserve the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of a fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

■     Transactions in the money market funds, the USAA Short-Term Bond Fund, and the USAA Tax Exempt Short-Term Fund;

■     Purchases and sales pursuant to automatic investment or withdrawal plans;

■     Purchases and sales made through USAA Strategic Fund Adviser®, USAA Private Investment Management®, USAA College Savings Plan®, USAA Federal Savings Bank Trust Department, USAA Global

Prospectus | 37

   Opportunities Portfolio, or other designated USAA managed investment accounts;

■     Purchases and sales by the USAA institutional shares for use in USAA Target Retirement Funds; and

■     Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the fund.

If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading. The Funds or the Transfer Agent may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase USAA Fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to the short-term trading policies generally treat these omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account, unless the funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or the USAA Funds will review net activity in these omnibus accounts for activity that indicates potential, excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to tax individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual

38 | USAA Florida Funds

accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review for and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Funds’ policy. For fund shares purchased through financial intermediaries there may be additional or more restrictive policies. You may wish to contact your financial intermediary to determine the policies applicable to your account.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds and can terminate such agreements at any time.

OTHER FUND RIGHTS

Each Fund reserves the right to:

■     Reject or restrict purchase or exchange orders when in the best interest of the Fund;

■     Limit or discontinue the offering of shares of the Fund without notice to the shareholders;

■     Calculate the NAV per share and accept purchase, exchange, and redemption orders on a business day that the NYSE is closed;

■     Require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the SAI contains information on acceptable guarantors);

■     Redeem an account with less than $250, with certain limitations; and

■     Restrict or liquidate an account when necessary or appropriate to comply with federal law.

■     In addition, the Florida Tax-Free Money Market Fund reserves the right to suspend redemptions as provided under SEC rules applicable to money market funds.

Prospectus | 39

SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION

The price at which Fund shares are purchased and redeemed is equal to the NAV per share determined on the effective date of the purchase or redemption. Each Fund’s NAV per share is calculated by adding the value of the Fund’s assets (i.e., the value of its investment in the Fund and other assets), deducting liabilities, and dividing by the number of shares outstanding. You may buy or sell Fund shares at the NAV per share without a sales charge. Each Fund’s NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

VALUATION OF SECURITIES

Securities of the Florida Tax-Free Income Fund with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Fund’s Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. In addition, securities purchased with original or remaining maturities of 60 days or less and all securities of the Florida Tax-Free Money Market Fund may be valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Investments in open-end investment companies are valued at their NAV at the end of each business day. Futures contracts are valued at the last quoted sales price at the close of market on the principal exchange on which they are traded. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before

40 | USAA Florida Funds

the pricing of the Fund, are valued in good faith by us at fair value using valuation procedures approved by the Funds’ Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Florida Tax-Free Income Fund include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influences the market in which the securities are purchased and sold.

For additional information on how securities are valued, see Valuation of Securities in the Funds’ SAI.

DIVIDENDS AND OTHER DISTRIBUTIONS

Distributions from each Fund’s net investment income are declared daily and paid on the last business day of the month. Dividends begin accruing on shares the day following their purchase date. When buying shares of the Florida Tax-Free Money Market Fund through a federal funds wire, however, you can begin earning dividends immediately on the day your instructions to purchase are received if you pay for your purchase by bank wire transfer prior to 10:30 a.m. Eastern time on the same day. For both Funds, dividends continue to accrue to the effective date of redemption. If you redeem shares of the Florida Tax-Free Money Market Fund with a same-day wire request before 10:30 a.m. Eastern time, however, the shares will not earn dividends that day.

Ordinarily, any net realized capital gain distributions will be paid in December of each year. The Funds may make additional distributions to shareholders when considered appropriate or necessary. For example, a Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in additional shares of the distributing Fund unless you request to receive these distributions by way of EFT. The share price will be the NAV of the Fund shares computed on the ex-distribution

Prospectus | 41

date. Any capital gain distributions made by the Florida Tax-Free Income Fund will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Florida Tax-Free Income Fund shortly before any capital gain distribution. Some or all of these distributions are subject to taxes. We will invest in your account any dividend or other distribution returned to us by your financial institution at the current NAV per share.

TAXES

This tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus. Dividends a Fund pays that is attributable to the tax-exempt interest it earns in excess of certain disallowed deductions (exempt-interest dividends) are excludable from its shareholders’ gross income for federal income tax purposes. While we manage the Funds so that at least 80% of each Fund’s annual interest income will be exempt from federal income tax, we may invest up to 20% of each Fund’s assets in securities that generate income not exempt from that tax. The income exemption for federal income tax purposes does not necessarily mean that the income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of a Fund’s interest income also may be a tax preference item for purposes of the federal AMT. As discussed earlier on page 19, net capital gain distributed by or reinvested in a Fund will be taxable. In addition, gains, if any, on the redemption of a Fund’s shares are taxable. A 15% maximum federal income tax rate will apply to individual shareholders through December 31, 2010, for (1) gains on redemptions of Fund shares held for more than one year and (2) a Fund’s distributions from net gains on the sale or exchange of the Fund’s capital assets held for more than one year. Although that rate also applies to certain taxable dividends, it is not expected that either Fund’s income dividends will qualify for that rate. Because each investor’s tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

Distributions from the Fund that do not qualify as “exempt-interest dividends” and gains recognized from the sales or other dispositions of Fund shares will be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” beginning in 2013, for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly).

42 | USAA Florida Funds

■ Withholding

Federal law requires each Fund to withhold (referred to as “backup withholding”) and remit to the U.S. Treasury 28% of (1) taxable income dividends, capital gain distributions, and proceeds of redemptions (other than redemptions of Florida Tax-Free Money Market Fund shares) otherwise payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and distributions otherwise payable to any such shareholder who:

■     Underreports dividend or interest income or

■     Fails to certify that he or she is not subject to backup withholding.

To avoid this withholding requirement, you must certify, on your application or on a separate IRS Form W-9 supplied by the Funds’ transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

■     Reporting

Each Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes, including the portion of the dividends, if any, constituting a tax preference item for purposes of the federal AMT and the percentage and source (by state) of interest income earned on tax-exempt securities held by that Fund during the preceding year.

FLORIDA TAXATION

The following is only a general summary of certain Florida state tax considerations generally affecting the Funds and their shareholders. This discussion is not intended as a substitute for careful planning. Potential investors in the Funds should consult their tax advisers with specific reference to their own tax situations.

Dividends and other distributions paid by the Funds to individuals who are residents of Florida are not taxable by Florida, because Florida does not impose a personal income tax. Dividends and distributions by the Funds will be subject to Florida corporate income taxes. Accordingly, investors in the Funds, including in particular corporate investors that may be subject to the Florida corporate income tax, should consult their tax advisers with respect to the application of the Florida corporate income tax to the receipt of Fund dividends and other distributions and to the investor’s Florida tax situation in general.

Prospectus | 43

SHAREHOLDER MAILINGS

■     Householding

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Funds’ most recent financial reports and prospectus even if you or a family member owns more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please contact us and we will begin your individual delivery within 30 days of your request.

■     Electronic Delivery

Log on to usaa.com and sign up to receive your statements, confirmations, financial reports, and prospectuses via the Internet instead of through the mail.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all income dividends and capital gain distributions).

The information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

44 | USAA Florida Funds

n Florida Tax-Free  Income Fund ■

	Year Ended March 31,
	2010		2009	2008	2007	2006
Net asset value at beginning of period	$8.79		$9.57	$10.11	$10.04	$10.06
Income (loss) from investment operations:
Net investment income	0.44		0.45	0.45	0.43	0.43
Net realized and unrealized gain (loss)	0.70		(0.70)	(0.54)	0.07	(0.02)
Total from investment operations	1.14		(0.25)	(0.09)	0.50	0.41
Less distributions from:
Net investment income	(0.44)		(0.45)	(0.45)	(0.43)	(0.43)
Realized capital gains	—		(0.08)	—	—	—
Total distributions	(0.44)		(0.53)	(0.45)	(0.43)	(0.43)
Net asset value at end of period	$9.49		$8.79	$9.57	$10.11	$10.04
Total return (%)*	13.22	(b)	(2.57)	(0.90)	5.12	4.06
Net assets at end of period (000)	$172,677		$156,264	$193,602	$233,061	$280,150
Ratios to average net assets:**
Expenses (%)(a)	0.62	(b)	0.64	0.57	0.62	0.62
Net investment income (%)	4.77		4.94	4.57	4.31	4.19
Portfolio turnover (%)	8		7	14	25	39

*
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**	For the year ended March 31, 2010, average net assets were $168,358,000.

(a)	Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios as follows:

(.00%)†	—	(.01%)	(.01%)	(.00%)†

† Represents less than 0.01% of average net assets.

(b)
During the year ended March 31, 2010, SAS reimbursed the Fund $1,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund’s total return was less than 0.01%. The reimbursement decreased the Fund’s expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.

Prospectus | 45

n Florida Tax-Free  Money Market Fund ■

	Year Ended March 31,
	2010		2009		2008		2007	2006
Net asset value at beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	0.00	(a)	0.02		0.03		0.03	0.02
Net realized gain	0.00	(a)	0.00	(a)	0.00	(a)	—	—
Total from investment operations	0.00	(a)	0.02		0.03		0.03	0.02
Less distributions from:
Net investment income	0.00	(a)	(0.02)		(0.03)		(0.03)	(0.02)
Realized capital gains	0.00	(a)	(0.00)	(a)	(0.00)	(a)	—	—
Total distributions	0.00	(a)	(0.02)		(0.03)		(0.03)	(0.02)
Net asset value at end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (%)*	0.21	(b),(d)	1.63		2.99		3.03	2.27
Net assets at end of period (000)	$56,322		$71,927		$82,761		$87,580	$136,646
Ratios to average net assets:**
Expenses (%)(c)	0.78	(b),(d)	0.77		0.69		0.65	0.56
Expenses, excluding
reimbursements (%)	0.87	(c)	—		—		—	—
Net investment income (%)	0.22		1.64		2.94		2.99	2.27

*
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return.

**	For the year ended March 31, 2010, average net assets were $63,695,000.

(a)	Represents less than $0.01 per share.

(b)
During the year ended March 31, 2010, SAS reimbursed the Fund $1,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund’s total return was less than 0.01%. The reimbursement decreased the Fund’s expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.

(c)	Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly.	The Fund’s expenses paid indirectly decreased the expense ratios as follows.

(.00%)†	(.00%)†	(.00%)†	(.01%)	(.00%)†

†   Represents less than 0.01% of average net assets.

(d)   Effective November 4, 2009, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund’s expenses and attempt to prevent a negative yield.

46 | USAA Florida Funds

APPENDIX A

Taxable-Equivalent Yield Table for 2010

Assuming a Federal Marginal

Tax Rate of:	25.0%	28.0%	33.0%	35.0%

To Match a
Tax-Free Yield of:                  A Fully Taxable Investment Would Have to Pay You:

1.00%	1.33%	1.39%	1.49%	1.54%
1.50%	2.00%	2.08%	2.24%	2.31%
2.00%	2.67%	2.78%	2.99%	3.08%
2.50%	3.33%	3.47%	3.73%	3.85%
3.00%	4.00%	4.17%	4.48%	4.62%
3.50%	4.67%	4.86%	5.22%	5.38%
4.00%	5.33%	5.56%	5.97%	6.15%
4.50%	6.00%	6.25%	6.72%	6.92%
5.00%	6.67%	6.94%	7.46%	7.69%
5.50%	7.33%	7.64%	8.21%	8.46%
6.00%	8.00%	8.33%	8.96%	9.23%
6.50%	8.67%	9.03%	9.70%	10.00%
7.00%	9.33%	9.72%	10.45%	10.77%

A fully taxable investment is a bond that pays taxable interest or a mutual fund that pays dividends that are attributable to taxable interest.

This table is a hypothetical illustration and should not be considered an indication of Fund performance of any of the USAA family of funds.

These rates were selected as examples that would be relevant to most taxpayers.

The information shown in this chart does not reflect the impact of state and local taxes.

Prospectus | 47

NOTES

48 | USAA Florida Funds

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If you would like more information about the Funds, you may call (800) 531-USAA (8722) to request a free copy of the Funds' statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Funds. The SAI has been filed with the SEC and is incorporated by reference to and legally a part of this prospectus. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. The Funds' annual and semiannual reports also may be viewed, free of charge, on usaa.com. A complete description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI. The SAI is not available on usaa.com because of cost considerations and lack of investor demand.

To view these documents, along with other related documents, you may visit the EDGAR database on the SEC’s website (www.sec.gov) or the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Additionally, copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-1520.

[USAA
EAGLE LOGO]    We know what it means to serve. (R)                                      [GRAPHIC OMITTED]

22734-0810                                Investment Company Act File No. 811-7852                                              ©2010, USAA. All rights reserved.             Recycled Paper

Part A

Prospectus for the
New York Bond and New York Money Market Funds

[USAA
EAGLE
LOGO](R)

PROSPECTUS
USAA NEW YORK FUNDS
AUGUST 1, 2010

[GRAPHIC OMITTED]

New York Bond Fund (USNYX)

New York Money Market Fund (UNYXX)

Shares of the New York Funds are offered only to New York residents. The delivery of this prospectus is not an offer in any state where shares of the New York Funds may not lawfully be made.

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

New York Bond Fund
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategy	3
Principal Risks	3
Performance	4
Investment Adviser	6
Portfolio Manager	6
Purchase and Sale of Fund Shares	6
Tax Information	7
Payments to Broker-Dealers and Other Financial Intermediaries	7

New York Money Market Fund
Investment Objective	8
Fees and Expenses	8
Principal Investment Strategy	9
Principal Risks	9
Performance	10
Investment Adviser	12
Portfolio Managers	12
Purchase and Sale of Fund Shares	12
Tax Information	12
Payments to Broker-Dealers and Other Financial Intermediaries	13
Investment Objective	14
Principal Investment Strategy	14
Risks	24
Portfolio Holdings	28
Fund Management	28
Portfolio Managers	30
Using Mutual Funds in an Investment Program	31
Purchases and Redemptions	32
Exchanges	37
Other Important Information About Purchases and Redemptions	38
Shareholder Information	41
Financial Highlights	46
Appendix A	49

INVESTMENT OBJECTIVE

The New York Bond Fund (the Fund) is a tax exempt bond fund with an objective of providing New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $20 domestic wire fee and a $35 foreign wire fee. (Your bank also may charge a fee for wires.)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.35%(a)
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.26%
Total Annual Operating Expenses	.61%

(a)
A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the base management fee of 0.35% for the Fund by less than 0.01% for the fiscal year ended March 31, 2010.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

2 | USAA New York Bond Fund

1 Year	3 Years	5 Years	10 Years
$62	$195	$340	$762

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in long-term investment-grade New York securities the interest on which is exempt from federal income tax and New York State and New York City personal income taxes (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund’s net assets will consist of New York tax-exempt securities. The Fund’s dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund’s portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond

Prospectus | 3

prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain.

Because the Fund invests primarily in New York tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

Your investment in the Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years.

4 | USAA New York Bond Fund

■ RISK/RETURN BAR CHART ■

[Bar Chart]
Annual Returns for Periods Ended December 31

Calender Year	Total Return
2000	14.86%
2001	4.38%
2002	9.54%
2003	5.57%
2004	4.74%
2005	3.75%
2006	4.55%
2007	1.19%
2008	-7.76%
2009	16.98%

SIX-MONTH YTD TOTAL RETURN
3.70% (6/30/10)

BEST QUARTER*	WORST QUARTER*
8.72% 3rd Qtr. 2009	–5.05% 3rd Qtr. 2008

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows the Fund’s average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

Prospectus | 5

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

				Since
	Past	Past	Past	Inception
	1 Year	5 Years	10 Years	10/10/1990
Return Before Taxes	16.98%	3.44%	5.57%	6.21%

Return After Taxes on Distributions	16.96%	3.42%	5.56%	6.14%

Return After Taxes on Distributions and Sale of Fund Shares	12.80%	3.57%	5.49%	6.10%

Barclays Capital Municipal Bond Index
(reflects no deduction for fees, expenses, or taxes)	12.91%	4.32%	5.75%	6.42%

Lipper New York Municipal Debt Funds Index
(reflects no deduction for taxes)	17.47%	3.49%	5.08%	5.74%

INVESTMENT ADVISER

USAA Investment Management Company

PORTFOLIO MANAGER

Regina G. Shafer, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has managed the Fund since March 2010.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78288-9825; or by telephone (800)

6 | USAA New York Bond Fund

531-USAA (8722); or by fax to (800) 292-8177. Shares may be purchased by electronic funds transfer (EFT), by check, or by bank wire. You may receive redemption proceeds by EFT, check, or bank wire.

The minimum initial purchase is $3,000. The minimum subsequent investment is $50.

TAX INFORMATION

This Fund is not recommended for investment retirement accounts. While the Fund is managed so that at least 80% of its annual interest income will be exempt from federal income tax and New York State and New York City personal income taxes, we may invest up to 20% of its assets in securities that generate income not exempt from those taxes. The income exemption for federal income tax purposes does not necessarily mean that the income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of the Fund’s interest income also may be a tax preference item for purposes of the federal alternative minimum tax. Net capital gain distributed by or reinvested in the Fund will be taxable. In addition, gains, if any, on the redemption of the Fund’s shares are taxable.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus | 7

INVESTMENT OBJECTIVE

The New York Money Market Fund (the Fund) is a tax exempt money market fund with an objective of providing New York investors with interest income that is exempt from New York State and New York City personal income taxes and a further objective of preserving capital and maintaining liquidity.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)

There are no fees or sales loads charged to your account when you buy or sell Fund shares.  However, if you sell shares and request your money by wire transfer, there is a $20 domestic wire fee and a $35 foreign wire fee. (Your bank also may charge a fee for wires.)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.28%(a)
Total Annual Operating Expenses	.63%
Reimbursement From Adviser	(.01%)
Total Annual Operating Expenses After Reimbursement	.62%(b)

(a)	Other expenses include guarantee program fee of 0.02%.

(b)
The Adviser has agreed, through August 1, 2011, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of guarantee program fee, commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.60% of the Fund’s average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after August 1, 2011.

8 | USAA New York Money Market Fund

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in high-quality New York tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund’s net assets will consist of New York tax-exempt securities.

PRINCIPAL RISKS

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.

The securities in the Fund’s portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

Because the Fund invests primarily in New York tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state. Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpre-

Prospectus | 9

tations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. If interest rates increase, the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease its total return.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, Variable Rate Demand Notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” However, the tender option usually is subject to a conditional guarantee. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase synthetic instruments of this type unless the Fund believes there is only minimal risk that the Fund will not be able to exercise the tender option at all times.

PERFORMANCE

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years.

10 | USAA New York Money Market Fund

■ RISK/RETURN BAR CHART ■
[Bar Chart]
Annual Returns for Periods Ended December 31

Calender Year	Total Return
2000	3.67%
2001	2.31%
2002	0.96%
2003	0.59%
2004	0.69%
2005	1.87%
2006	2.89%
2007	3.11%
2008	2.14%
2009	0.48%

SIX-MONTH YTD TOTAL RETURN
0.01% (6/30/10)
BEST QUARTER*	WORST QUARTER*
0.96% 2nd Qtr. 2000	0.08% 4th Qtr. 2009

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows the Fund’s average annual total returns for the periods indicated. Remember, historical performance does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

Past 1 Year	Past 5 Years	Past 10 Years	Since Inception 10/10/90
0.48%	2.09%	1.86%	2.44%

Prospectus | 11

INVESTMENT ADVISER

USAA Investment Management Company

PORTFOLIO MANAGERS

John C. Bonnell, CFA, assistant vice president of Mutual Fund Portfolios, has managed or co-managed the Fund since August 2006.

Dale R. Hoffmann, assistant vice president of Money Market Funds, has co-managed the Fund since November 2006.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78288-9825; or by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. Shares may be purchased by electronic funds transfer (EFT), by check, or by bank wire. You may receive redemption proceeds by EFT, check, or bank wire.

The minimum initial purchase is $3,000. The minimum subsequent investment is $50 (except on transfers from brokerage accounts into the Fund, which are exempt from the minimum).

TAX INFORMATION

This Fund is not recommended for investment retirement accounts. While the Fund is managed so that at least 80% of its annual interest income will be exempt from federal income tax and New York State and New York City personal income taxes, we may invest up to 20% of its assets in securities that generate income not exempt from those taxes. The income exemption for federal income tax purposes does not necessarily mean that the income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of the Fund’s interest income also may be a tax preference item for purposes of the federal alternative minimum tax. Net capital gain distributed by or reinvested in the Fund will be taxable. In addition, gains, if any, on the redemption of the Fund’s shares are taxable.

12 | USAA New York Money Market Fund

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus | 13

USAA Investment Management Company (IMCO) manages these Funds. For easier reading, IMCO will be referred to as “we” or “us” throughout the prospectus.

INVESTMENT OBJECTIVE

ALL FUNDS

■      What is each Fund’s investment objective?

Each Fund has a common objective of providing New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes. The New York Money Market Fund has a further objective of preserving capital and maintaining liquidity. Each Fund has separate investment policies to achieve its objective. The Funds’ Board of Trustees may change a Fund’s investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

■      What is each Fund’s principal investment strategy?

Each Fund primarily invests its assets in securities issued by New York State, its political subdivisions, municipalities and public authorities, and by other governmental entities if, in the opinion of counsel to the issuer, the income from such obligations is excluded from gross income for federal income tax purposes and is exempt from New York State and New York City personal income taxes.

These securities include municipal debt obligations that have been issued by New York and its political subdivisions and duly constituted state and local authorities and corporations. We refer to these securities as New York tax-exempt securities. New York tax-exempt securities generally are issued to fund public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

14 | USAA New York  Funds

■      What types of tax-exempt securities will be included in each Fund’s portfolio?

Each Fund’s assets may be invested in, among other things, any of the following tax-exempt securities:

■	general obligation bonds, which are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest.

■
revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power.

■	municipal lease obligations, which are backed by the municipality’s covenant to budget for the payments due under the lease obligation;

Municipal lease obligations may be determined to be liquid in accordance with the guidelines established by the Funds’ Board of Trustees. In determining the liquidity of a municipal lease obligation, we will consider among other things: (1) the frequency of trades and quotes for the municipal lease obligation; (2) the number of dealers willing to purchase or sell the municipal lease obligation and the number of other potential purchasers; (3) dealer undertakings to make a market in the municipal lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the municipal lease obligation, the method of soliciting offers, and the mechanics of transfer; (5) whether the municipal lease obligation is of a size that will be attractive to institutional investors; (6) whether the municipal lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor; and (7) such other factors as we may determine to be relevant to such determination.

■	industrial development revenue bonds, such as pollution control revenue bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities.

■
inverse floating rate securities, (New York Bond Fund only) which are securities with coupons that vary inversely with changes in short-term tax-exempt interest rates and thus are considered leveraged investments in an underlying municipal bond.

Prospectus | 15

Up to 10% of the New York Bond Fund’s net assets may be invested in inverse floating rate securities (or securities with similar economic characteristics). These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The New York Bond Fund may seek to buy these securities at attractive values and yields that over time more than compensate the Fund for the securities’ price volatility.

■
when-issued and delayed-delivery securities, each Fund’s assets may be invested in securities offered on a when-issued or delayed-delivery basis, which means that delivery and payment take place after the date of the commitment to purchase, normally within 45 days, both price and interest rate are fixed at the time of commitment, the Funds do not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement. Such securities can be sold before settlement date.

■
synthetic instruments, which combine a municipality’s long-term obligation to pay interest and principal with the obligation of a third party to repurchase the instrument on short notice. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the maturity of the securities.

■
tax-exempt liquidity protected preferred shares (or similar securities), which are generally designed to pay dividends that reset on or about every seven days in a remarketing process and possess an obligation from a liquidity provider (typically a high-quality bank) to purchase, at a price equal to the par amount of the preferred shares plus accrued dividends, all liquidity protected preferred shares that are subject to sale and not remarketed. The maturity of liquidity protected preferred shares will be deemed to be the date on which the underlying principal amount may be recovered or the next dividend rate adjustment date consistent with applicable regulatory requirements.

■	Variable-rate demand notes (VRDNs) provide the right to sell the security at face value on either that day or within the rate-reset

16 | USAA New York  Funds

 period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The New York Money Market Fund may invest a substantial portion of its assets in VRDNs.

In addition, up to 15% of the New York Bond Fund’s net assets and up to 5% of the New York Money Market Fund’s net assets may be invested in securities that are illiquid. Illiquid securities are generally those securities that the Fund cannot expect to sell or dispose of in the ordinary course of business within seven days or less at approximately the value ascribed to such securities.

■      What percentage of each Fund’s assets will be invested in New York tax-exempt securities?

During normal market conditions, at least 80% of each Fund’s net assets will consist of New York tax-exempt securities. This policy may only be changed by a shareholder vote.

In addition to New York tax-exempt securities, securities issued by certain U.S. territories and possessions such as Puerto Rico, the Virgin Islands, or Guam are exempt from federal income tax and New York State and City personal income taxes, and as such, we may invest up to 20% of each Fund’s net assets in these securities.

■      Are each Fund’s investments diversified in many different issuers?

Each Fund is considered diversified under the federal securities laws. This means that we will not invest more than 5% in any one issuer with respect to 75% of each Fund’s assets. With respect to the remaining 25% of each Fund’s assets, we could invest more than 5% in any one, or more, issuers. Purchases of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities are not counted toward the 5% limitation. Each Fund, of course, is concentrated geographically through the purchase of New York tax-exempt securities. For further discussion of diversification, see Investment Policies in the statement of additional information (SAI).

In addition, with respect to the New York Money Market Fund, strict Securities and Exchange Commission (SEC) guidelines do not permit us to invest, with respect to 75% of the Fund’s assets, greater than 10% of the Fund’s assets in securities issued by or subject to guarantees by the same institution.

Prospectus | 17

We also may not invest more than 25% of a Fund’s assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or electric power project revenue bonds, or in industrial development revenue bonds that are based, directly or indirectly, on the credit of private entities of any one industry. However, we reserve the right to invest more than 25% of a Fund’s assets in tax-exempt industrial development revenue bonds. The 25% industry limitation does not apply to U.S. government securities, general obligation bonds, or bonds that are escrowed.

■      What are the potential risks associated with concentrating such a large portion of each Fund’s assets in one state?

The Funds are subject to credit and interest rate risks, as described further herein, which could be magnified by the Funds’ concentration in New York issuers. New York tax-exempt securities may be affected by political, economic, regulatory, or other developments that limit the ability of New York issuers to pay interest or repay principal in a timely manner. Therefore, the Funds are affected by events within New York to a much greater degree than a more diversified national fund.

A particular development may not directly relate to the Funds’ investments but nevertheless might depress the entire market for the state’s tax-exempt securities and therefore adversely impact the Funds’valuation.

An investment in the New York Funds may be riskier than an investment in other types of tax-exempt funds because of this concentration.

The following are examples of just some of the events that may depress valuations for New York tax-exempt securities for an extended period of time:

■      Changes in state laws, including voter referendums, that restrict revenues or raise costs for issuers.

■      Court decisions that affect a category of municipal bonds, such as municipal lease obligations or electric utilities.

■      Natural disasters such as floods, storms, hurricanes, droughts, fires, or earthquakes.

■      Bankruptcy or financial distress of a prominent municipal issuer within the state.

18 | USAA New York Funds

■      Economic issues that affect critical industries or large employers or that weaken real estate prices.

■      Reductions in federal or state financial aid.

■      Imbalance in the supply and demand for the state’s municipal securities.

■      Developments that may change the tax treatment of New York tax-exempt securities.

In addition, because each Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to a Fund and affect its share price.

Other considerations affecting the Funds’ investments in New York tax-exempt securities are summarized in the SAI under Special Risk Considerations.

■      Do the Funds purchase bonds guaranteed by bond insurance?

Yes. Some of the bonds we purchase for the Funds are secured by bond insurance that guarantees scheduled principal and interest payments. In addition, we may purchase bond insurance for individual uninsured securities when we believe it will provide an anticipated benefit to the Funds. However, this insurance may not eliminate the risk of investing in the issuer.

■      Will any portion of the distributions from the Funds be subject to federal income tax?

During normal market conditions, at least 80% of each Fund’s annual income (and, therefore, its net investment income dividends) will be excluded from a shareholder’s gross income for federal income tax purposes and will also be exempt from New York State and City personal income taxes. This policy may be changed only by a shareholder vote. Furthermore, it is our practice to purchase only securities that pay income exempt from federal income tax.

However, gains and losses realized from trading securities that occur during the normal course of managing a Fund may result in net realized capital gain distributions. The Internal Revenue Code treats these distributions differently than tax-exempt interest income in the following ways:

■      Distributions of the excess of net short-term capital gain over net long-term capital loss are taxable as ordinary income.

Prospectus | 19

■      Distributions of net realized capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time you have held your Fund shares.

■      Distributions on both short-term and long-term net realized capital gains are taxable whether received in cash or reinvested in additional shares.

■      Will distributions by the Funds be a tax preference item for purposes of the federal alternative minimum tax (AMT)?

During normal market conditions, at least 80% of each Fund’s annual income (and, therefore, its net investment income dividends) will not be a tax preference item for purposes of the federal AMT. This policy may be changed only by a shareholder vote. However, since their inception, the Funds have not distributed any income that is a tax preference item for purposes of the federal AMT for individual taxpayers, and we do not intend to invest in any securities that earn any such income in the future. However, of course, changes in federal tax laws or other unforeseen circumstances could result in a Fund’s earning income that is a tax preference item for purposes of the federal AMT.

TEMPORARY DEFENSIVE MEASURE

As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of each Fund’s assets may be invested in short-term securities regardless of whether the income is exempt from federal income tax and New York State and New York City personal income taxes. To the extent that these temporary investments produce taxable income, that income may result in that Fund not fully achieving its investment objective during the time it is in this temporary defensive posture.

NEW YORK BOND FUND

■      What is the credit quality of the Fund’s investments?

Under normal market conditions, we will invest the Fund’s assets so that at least 50% of the total market value of the tax-exempt securities at the time of purchase are rated within the three highest long-term rating categories (A or higher) by such rating agencies as Moody’s Investors Service (Moody’s), Standard & Poor’s Ratings Group (S&P), Fitch Ratings (Fitch), Dominion Bond Rating Service Limited

20 | USAA New York Funds

(Dominion), or A.M. Best Co. Inc., (A.M. Best); or in the highest short-term rating category by Moody’s, S&P, Fitch, Dominion, or A.M. Best.

Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee or an obligor that is rated within the categories listed by at least one of the Nationally Recognized Statistical Rating Organizations (NRSROs) approved by the SEC. Below are investment-grade ratings for five of the current NRSRO rating agencies:

	Long-Term	Short-Term
Rating Agency	Debt Securities	Debt Securities
Moody’s	At least Baa3	At least Prime–3 or MIG 3
S&P	At least BBB–	At least A–3 or SP–2
Fitch	At least BBB–	At least F3
Dominion	At least BBB low	At least R–2 low
A.M. Best	At least bbb	At least AMB–3

If a security is not rated, we may make a determination that the security is of equivalent investment quality to a comparable security.

In addition, the Fund may invest up to 10% of its assets that at the time of purchase are below-investment-grade securities (also known as “junk bonds”). Below-investment-grade securities are considered speculative and are subject to significant credit risk since they are believed to represent a greater risk of default than more creditworthy investment-grade securities. These lower quality securities generally have less interest rate risk and higher credit risk than the higher quality securities. At the same time, the volatility of below-investment-grade securities historically has been notably less than the equity market as a whole. The market on which below-investment-grade securities are traded also may be less liquid than the market for investment-grade securities.

On occasion, we may pay a rating agency to rate a particular security when we believe it will provide an anticipated benefit to a Fund. On securities possessing a third-party guarantor, we reserve the right to place such security in the rating category of the underlying issuer (or if unrated in the comparable rating category as determined by us), if the third-party guarantor is no longer relied upon for ratings eligibility.

You will find further description of tax-exempt ratings in the Fund’s SAI.

Prospectus | 21

■      What is the Fund’s portfolio-weighted average maturity and how is it calculated?

While the Fund’s portfolio-weighted average maturity is not restricted, we expect it to be greater than 10 years. To determine a security’s maturity for purposes of calculating the Fund’s portfolio-weighted average maturity, we may estimate the expected time in which the security’s principal is to be paid. This can be substantially shorter than its stated final maturity. For more information on the method of calculating the Fund’s portfolio-weighted average maturity, see Investment Policies in the Fund’s SAI.

■      How are the decisions to buy and sell securities made?

We manage the Fund based on the common sense premise that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the value of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond.

NEW YORK MONEY MARKET FUND

■      What is the credit quality of the Fund’s investments at the time of purchase?

The Fund’s purchases consist of securities meeting the requirements to qualify as “eligible securities” under the SEC rules applicable to money market funds. In general, an eligible security is defined as a security that is:

■	Issued or guaranteed by the U.S. government or any agency or instrumentality thereof, including “prerefunded” and “escrowed to maturity” tax-exempt securities;

■
Rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two of the Fund’s designated Nationally Recognized Statistical Rating Organizations (NRSROs), or by one designated NRSRO if the security is rated by only one NRSRO;

■	Unrated but issued by an issuer or guaranteed by a guarantor that has other comparable short-term debt obligations so rated; or

■	Unrated but determined by us to be of comparable quality.

22 | USAA New York Funds

In addition, we must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

■      Who are the designated NRSROs?

■      Moody’s
■      S&P
■      Fitch
■      Dominion

■      What happens if the rating of a security is downgraded?

If the rating of a security the Fund holds is downgraded after purchase, we, subject under certain circumstances to the Fund’s Board of Trustees’ review, will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security in the Fund’s portfolio.

■      Will the Fund always maintain an NAV of $1 per share?

While we will endeavor to maintain a constant Fund NAV of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts have determined that the security presents minimal credit risk. The Fund may acquire any security in the second-highest rating category for short-term debt obligations assigned by NRSROs (sometimes referred to as a Second Tier Security). Generally, SEC limitations prohibit the Fund from investing more than 3% of its assets in Second Tier Securities.

There also is a risk that rising interest rates will cause the value of the Fund’s securities to decline. Certain of the securities in which the Fund may invest pay interest at a rate that is periodically adjusted, referred to as adjustable rate securities. We attempt to minimize this interest rate risk by limiting the maturity of each security to 397 days or less and by maintaining a dollar-weighted average portfolio maturity (WAM) for the Fund of 60 days or less and a weighted average life (WAL) of 120

Prospectus | 23

days or less. The maturity of each security is calculated based upon SEC guidelines.

Finally, there is the possibility that one or more investments in the Fund cease to be “eligible securities” resulting in the NAV ceasing to be $1 per share. For example, a guarantor on a security failing to meet a contractual obligation could cause such a result.

■      How are the decisions to buy and sell securities made?

We balance factors such as credit quality and maturity to purchase the best relative value available in the market at any given time. A decision to sell is usually based on a change in our credit opinion or to take advantage of an opportunity to reinvest at a higher yield.

RISKS

Credit Risk: The possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving a Fund will fail to meet its obligations. The securities in each Fund’s portfolio are subject to credit risk. The Funds accepts some credit risk as a recognized means to enhance investors’ return. All securities varying from the highest quality to very speculative have some degree of credit risk. We attempt to minimize the Funds’ overall credit risks by:

■
Primarily investing in securities considered at least investment grade at the time of purchase. Nevertheless, even investment-grade securities are subject to some credit risk. In addition, the ratings of securities are the rating agencies’ estimates of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

■	When evaluating potential investments for the Funds, our credit analysts also independently assess credit risk and its impact on the Funds’ portfolio.

■
Diversifying the Funds’ portfolio by investing in securities of a large number of unrelated issuers, which reduces a Fund’s exposure to the risks of an investment in the securities of any one issuer or group of issuers. We invest in many securities with slightly different risk characteristics and across different economic sectors and geographic regions. If a random credit event should occur, such as a default, a Fund would suffer a much smaller loss than if the Fund

24 | USAA New York  Funds

were concentrated in relatively large holdings with highly correlated risks.

Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative, because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. If a Fund invests in securities whose issuers develop unexpected credit problems, the Fund’s price could decline. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than on higher-rated securities.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline because of an increase in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. As mutual funds investing in bonds, the Funds are subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

■      If interest rates increase, the yield of each Fund may increase. In addition, the market value of the New York Bond Fund’s securities will likely decline, adversely affecting the Fund’s NAV and total return.

■      If interest rates decrease, the yield of each Fund may decrease. In addition, the market value of the New York Bond Fund’s securities may increase, which would likely increase the Fund’s NAV and total return.

The credit and interest rate risks may be magnified because the Fund concentrates its investments in New York tax-exempt securities.

Management Risk: The possibility that the investment techniques and risk analyses used by each Fund’s managers will not produce the desired results. These Funds are subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Funds’ managers will produce the desired results.

Prospectus | 25

Call Risk: Many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. During a period of declining interest rates, an issuer would call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.

■
Intermediate- and long-term municipal bonds have the greatest call risk, because most municipal bonds may not be called until after 10 years from the date of issue. The period of “call protection” may be longer or shorter than 10 years, but regardless, bonds purchased closest to the date of issue will have the most call protection. Typically, bonds with original maturities of 10 years or less are not callable.

■
Although investors certainly appreciate the rise in bond prices when interest rates drop, falling interest rates create the environment necessary to “call” the higher-yielding bonds from your Fund. When bonds are called, a Fund is affected in several ways. Most likely, we must reinvest the bond-call proceeds at lower interest rates. The Fund’s income may drop as a result. The Fund  also may realize a taxable capital gain.

Structural Risk: Variable Rate Demand Notes (VRDNs) are generally long-term bonds with a demand feature that is used to shorten the maturity. The demand feature represents the right to sell the security back to the remarketer or liquidity provider for repurchase on short notice, normally one day or seven days. Usually the demand feature is backed by a letter of credit or similar guarantee from a bank. Since we are relying on the demand feature to shorten maturity, the ability to exercise the demand feature would be dependant upon the bank. We would only purchase VRDNs where we were comfortable that the banks would be able to honor their obligation on the demand feature.

Some VRDNs, referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment. In addition, we will not purchase a synthetic instrument unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.

26 | USAA New York Funds

Other types of tax-exempt securities that are subject to structural risk include liquidity protected preferred shares (LPP shares) and other similar securities. LPP shares are a relatively new type of investment, the terms of which may change in the future in response to regulatory or market developments, which could adversely impact the value and liquidity of the Fund’s investment in LPP shares, the tax treatment of investments in LPP shares, or the ability of the Fund to invest in LPP shares.

New York Risk: Because the Funds invest primarily in New York tax-exempt securities, the Funds are more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state. For more information, see the SAI.

Tax Risk: In order to pay interest that is exempt from federal or state/local regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable. In addition, income from municipal bonds held by the Funds could be declared taxable because of unfavorable changes in tax laws or adverse interpretations by the Internal Revenue Service or state tax authorities. Changes or proposed changes in federal or state income tax laws also may cause the prices of tax-exempt securities to fall. In addition, although since their inception the Funds have not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of a Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

ADDITIONAL INFORMATION

This prospectus doesn’t tell you about every policy or risk of investing in these Funds. For additional information about the Funds’ investment policies and the types of securities in which the Funds’ assets may be invested, you may want to request a copy of the SAI (the back cover tells you how to do this).

Prospectus | 27

PORTFOLIO HOLDINGS

The Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI, which is available upon request.

Beginning in October 2010, information relating to the New York Money Market Fund’s portfolio holdings, as well as its dollar-weighted average maturity and weighted average life, will be posted to usaa.com five business days after the end of each month and will remain posted on the website for six months thereafter. In addition, starting in December 2010, the New York Money Market Fund will report certain information to the SEC monthly on Form N-MFP, including the Fund’s portfolio holdings and other pricing information, which will be made public 60 days after the end of the month to which the information pertains.

FUND MANAGEMENT

IMCO serves as the manager of these Funds. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825. We had approximately $78 billion in total assets under management as of June 30, 2010.

We provide investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing each Fund’s portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Funds’ Board of Trustees. A discussion regarding the basis of the Board of Trustees’ approval of each Fund’s Advisory Agreement will be available in each Fund’s semiannual report to shareholders for periods ended September 30.

Each Fund is authorized, although we have no present intention of utilizing such authority, to use a “manager-of-managers” structure. We could select (with approval of a Fund’s Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund’s assets. We would monitor each subadviser’s performance through quantitative and qualitative analysis, and periodically report to the Fund’s Board of Trustees as to whether each subadviser’s agreement should be renewed, terminated, or modified. We also would be responsible for allocating assets to the subadvisers. The allocation for each subadviser

28 | USAA New York Funds

could range from 0% to 100% of the Fund’s assets, and we could change the allocations without shareholder approval.

For our services, the Funds pay us an annual base investment management fee, which is accrued daily and paid monthly. The fee is computed as a percentage of the aggregate average net assets of the New York Bond and New York Money Market Funds combined, and is equal on an annual basis to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated monthly on a proportional basis to each Fund based on average net assets.

The investment management fee for the New York Bond Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper New York Municipal Debt Funds Index. The base fee for the New York Bond Fund is computed as referenced above.

The performance adjustment is calculated monthly by comparing the New York Bond Fund’s performance to that of the Lipper index over the performance period. The performance period for the New York Bond Fund consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the New York Bond Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points) 1	of the Fund’s average net assets) 1

+/– 20 to 50	+/– 4
+/– 51 to 100	+/– 5
+/– 101 and greater	+/– 6

1     Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%). Average net assets are calculated over a rolling 36-month period.

Under the performance fee arrangement, the New York Bond Fund will pay a positive performance fee adjustment for a performance period whenever the New York Bond Fund outperforms the Lipper New York

Prospectus | 29

Municipal Debt Funds Index over that period, even if the New York Bond Fund had overall negative returns during the performance period. For the most recent fiscal year, the performance adjustment decreased the management fee for the New York Bond Fund of 0.35% by less than 0.01%.

We have agreed through August 1, 2011, to waive our annual management, administration, and other fees to the extent that total expenses of the New York Money Market Fund exceed .60% of the Fund’s average annual net assets. We can modify or terminate this arrangement at any time after August 1, 2011. The investment management fee we received for the fiscal year ended March 31, 2010, including the effect of reimbursements to the Fund, was equal to 0.29% of average net assets.  Additionally, effective November 9, 2009, IMCO voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the New York Money Market Fund’s expenses and attempt to prevent a negative yield. IMCO can modify or terminate this arrangement at any time.

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Funds. Our affiliate, USAA Shareholder Account Services (SAS), provides transfer agency services to the Funds. The Funds or the Funds’ transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

PORTFOLIO MANAGERS

NEW YORK BOND FUND

Regina G. Shafer, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has managed the Fund since March 2010. She has 15 years of investment management experience and has worked for us for 19 years. Education: B.B.A., Southwest Texas State University; M.B.A., University of Texas at San Antonio. Ms. Shafer is a Certified Public Accountant and holds the CFA designation. She is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

NEW YORK MONEY MARKET FUND

John C. Bonnell, CFA, assistant vice president of Mutual Fund Portfolios, has co-managed the Fund since August 2006. He has 21

30 | USAA New York Funds

years of investment management experience. Prior to joining IMCO, Mr. Bonnell worked for OppenheimerFunds as a vice president and portfolio manager (May 2004 - July 2006). Education: B.B.A., University of Texas at San Antonio; M.B.A., St. Mary’s University. He holds the CFA designation and is a member of the CFA institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

Dale R. Hoffmann, assistant vice president of Money Market Funds, has co-managed the Fund since November 2006. He has nine years of investment management experience and has worked for us for 18 years. Education: B.S.B.A., University of South Dakota; M.B.A., St. Mary’s University. He is a member of the National Federation of Municipal Analysts and the Southern Municipal Finance Society.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of fund securities.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

THE IDEA BEHIND MUTUAL FUNDS

Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

USING FUNDS IN AN INVESTMENT PROGRAM

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don’t have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing of the annual financial statements, and daily valuing of the Funds, as well as other functions.

Prospectus | 31

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

PURCHASES AND REDEMPTIONS

OPENING AN ACCOUNT

You may open an account and make purchases on the Internet, by telephone, or by mail, as described below. If opening by mail, you should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

As required by federal law, we must obtain certain information from you prior to opening an account. If we are unable to verify your identity, we may refuse to open your account or we may open your account and take certain actions without prior notice to you, including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV. We prohibit opening accounts for, including but not limited to, foreign financial institutions, shell banks, correspondent accounts for foreign shell banks, and correspondent accounts for foreign financial institutions. A “foreign shell bank” is a foreign bank without a physical presence in any country. A “correspondent account” is an account established for a foreign bank to receive deposits from, or to make payments or other disbursements on behalf of, the foreign bank, or to handle other financial transactions related to such foreign bank.

To purchase shares through your USAA brokerage account, please contact USAA Brokerage Services directly. These shares will become part of your USAA brokerage account and will be subject to the applicable policies and procedures. Additional fees also may apply.

If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. A distribution fee may apply to all full IRA distributions, except for those due to death, disability, divorce, or transfer to other USAA lines

32 | USAA New York Funds

of business. Partial IRA distributions are not charged a distribution fee. Additional fees also may apply to your investment in the Funds, including a transaction fee, if you buy or sell shares of the Funds through a broker or other investment professional. For more information on these fees, check with your investment professional.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding required by the Internal Revenue Code. See Taxes on page 43 for additional tax information.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the NAV per share next determined after we receive your request in proper form (e.g., complete, signed application and payment). Each Fund’s NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day it is open for trading. If we receive your purchase request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your purchase request or payment after that time, the purchase will be effective on the next business day.

The Fund or the Fund’s transfer agent may enter into agreements with third parties Servicing Agents, which hold Fund shares in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for Fund shares on the Fund’s behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized Servicing Agent, even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

MINIMUM INITIAL PURCHASE

$3,000

ADDITIONAL PURCHASES

$50 minimum per transaction, per account (except on transfers from brokerage accounts into the New York Money Market Fund, which are exempt from the minimum). Employees of USAA and its affiliated com-

Prospectus | 33

panies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

There are no minimum initial or subsequent purchase payment amounts for investments in the Fund through USAA Strategic Fund Adviser®, USAA Private Investment Management®, USAA College Savings Plan®, USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, or other designated USAA managed investment accounts. In addition, the Fund may waive or lower purchase minimums in other circumstances.

PAYMENT

If you plan to purchase Fund shares with a check, money order, traveler’s check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept third-party checks, cash, or coins.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

REDEEMING AN ACCOUNT

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in proper form. However, if instructions are received after the close of the NYSE (generally 4 p.m. Eastern time), your redemption will be effective on the next business day.

We will send your money within seven days after the effective date of redemption. With respect to the New York Money Market Fund, if you call us before 10:30 a.m. Eastern time with a same-day wire request, we will wire your redemption proceeds to you by the end of the business day. For all of the Funds, payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to seven days from the purchase date. For federal income tax purposes, a redemption of shares of the New York Bond Fund is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the redeemed shares (which is generally the amount you paid when you originally purchased those shares) and the proceeds you receive upon their redemption.

34 | USAA New York Funds

BUYING AND SELLING FUND SHARES

INTERNET ACCESS – USAA.COM

■      To establish access to your account, log on to usaa.com and click on “register now” or call (800) 759-8722. Once you have established Internet access to your account, you may use your personal computer, web-enabled telephone, or PDA to perform certain mutual fund transactions by accessing our website. You will be able to open and fund a new mutual fund account, make purchases, exchange to another fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

MOBILE ACCESS – MOBILE.USAA.COM

■      Using your web-enabled telephone, you may review account activity, check balances, and make purchases and redemptions.

USAA SELF-SERVICE TELEPHONE SYSTEM (800) 531-USAA (8722)

■      In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you may use our USAA self-service telephone system to access your Fund account to make selected purchases, exchange to another fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

TELEPHONE

■	Call toll free (800) 531-USAA (8722) to speak with a member service representative. Our hours of operation are Monday – Friday, 7:30 a.m. to 10 p.m. CT and Saturday, 8 a.m. to 5 p.m. CT.

Telephone redemption privileges are established automatically when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Before any discussion regarding your account, we will obtain certain information from you to verify your identity. Additionally, your telephone calls may be recorded or monitored, and confirmations of account transactions are sent to the address of record or by electronic delivery to your designated e-mail address.

Prospectus | 35

FAX

■      Send a signed fax with your written redemption instructions to (800) 292-8177.

MAIL

■      If you would like to open an account or request a redemption by mail, send your application and check or written instructions to:

Regular Mail:
USAA Investment Management Company
P.O. Box 659453
San Antonio, TX 78265-9825

Registered or Express Mail:
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, TX 78240

BANK WIRE

■      To add to your account or request a redemption by bank wire, visit us at usaa.com or call (800) 531-USAA (8722) for instructions. This helps to ensure that your account will be credited or debited promptly and correctly.

EFT

■      Additional purchases on a regular basis may be deducted electronically from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or log on to usaa.com or call (800) 531-USAA (8722) to add them.

CHECKWRITING

■	Checks can be issued for the New York Money Market Fund account. You will not be charged for the use of checks or any subsequent reorders. You may write checks in the amount of $250 or more. Checks written for less than $250 may be returned unpaid. We reserve the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

36 | USAA New York Funds

USAA BROKERAGE SERVICES

■
To purchase new and additional shares or to request a redemption in your USAA brokerage account, log on to usaa.com or call USAA Brokerage Services at (800) 531-USAA (8722) for instructions. Any purchase or redemption request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the applicable policies and procedures.

EXCHANGES

EXCHANGE PRIVILEGE

The exchange privilege is automatic when you complete your application. You may exchange shares among funds in the USAA family of funds, provided the shares to be acquired are offered in your state of residence. Only New York residents may exchange into a New York Fund.

Exchanges made through the USAA self-service telephone system and the Internet require an ESA on file. After we receive the exchange orders, the Funds’ transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined pursuant to the procedures set forth herein. See Effective Date on page 33. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the exchanged shares (which is generally the amount you paid when you originally purchased those shares) and the price of those shares when they are exchanged.

If your shares are held in your USAA brokerage account, please contact USAA Brokerage Services regarding exchange policies. These shares will become part of your USAA brokerage account, and any exchange request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the applicable policies and procedures.

The Funds have undertaken certain authentication procedures regarding telephone transactions as previously described. In addition, each fund reserves the right to terminate or change the terms of an exchange offer.

Prospectus | 37

OTHER IMPORTANT INFORMATION
ABOUT PURCHASES AND REDEMPTIONS

ACCOUNT BALANCE

SAS may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) account; (3) all (non-IRA) money market fund accounts; and (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds.

EXCESSIVE SHORT-TERM TRADING

The USAA Funds generally are not intended as short-term investment vehicles (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Tax Exempt Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as “market timing.”

Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment by short-term traders. While there is no assurance that the USAA Funds can deter all excessive and short-term trading, the Board of Trustees of the USAA Funds has adopted the following policies (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Tax Exempt Short-Term Fund). These policies are designed to deter disruptive, excessive short-term trading without needlessly penalizing bona fide investors.

To deter such trading activities, the USAA Funds’ policies and procedures include that each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

38 | USAA New York Funds

THE FUNDS’ RIGHT TO REJECT PURCHASE AND EXCHANGE ORDERS AND LIMIT TRADING IN ACCOUNTS

The USAA Funds’ main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the Funds deem that certain excessive short-term trading activities are not in the best interest of the Funds because such activities can hamper the efficient management of the Funds. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. The Funds also reserve the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of a fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

■      Transactions in the money market funds, USAA Short-Term Bond Fund, and USAA Tax Exempt Short-Term Fund;

■      Purchases and sales pursuant to automatic investment or withdrawal plans;

■      Purchases and sales made through USAA Strategic Fund Adviser®, USAA Private Investment Management®, USAA College Savings Plan®, USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, or other designated USAA managed investment accounts;

■      Purchases and sales by the USAA institutional shares for use in USAA Target Retirement Funds; and

■      Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the fund.

If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include

Prospectus | 39

warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading. The Funds or the Transfer Agent may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase USAA Fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to the short-term trading policies generally treat these omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account, unless the funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or USAA Funds will review net activity in these omnibus accounts for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review for and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Funds’ policy. For fund shares purchased through financial intermediaries there may be additional or more restrictive policies. You may wish to contact your financial intermediary to determine the policies applicable to your account.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every finan-

40 | USAA New York  Funds

cial intermediary. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds and can terminate such agreements at any time.

OTHER FUND RIGHTS

Each Fund reserves the right to:

■      Reject or restrict purchase or exchange orders when in the best interest of the Fund;

■      Limit or discontinue the offering of shares of the Fund without notice to the shareholders;

■      Calculate the NAV per share and accept purchase, exchange, and redemption orders on a business day that the NYSE is closed;

■      Require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the SAI contains information on acceptable guarantors);

■      Redeem an account with less than $250, with certain limitations; and

■      Restrict or liquidate an account when necessary or appropriate to comply with federal law.

■	In addition, the New York Money Market Fund reserves the right to suspend redemptions as provided under SEC rules applicable to money market funds.

SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION

The price at which Fund shares are purchased and redeemed is equal to the NAV per share determined on the effective date of the purchase or redemption. Each Funds’ NAV per share is calculated by adding the value of the Fund’s assets (i.e., the value of its investment in the Fund and other assets), deducting liabilities, and dividing by the number of shares outstanding. You may buy and sell Fund shares at the NAV per share without a sales charge. Each Fund’s NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

Prospectus | 41

VALUATION OF SECURITIES

Securities of the New York Bond Fund with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Fund’s Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. In addition, securities purchased with original or remaining maturities of 60 days or less and all securities of the New York Money Market Fund may be valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Investments in open-end investment companies are valued at their NAV at the end of each business day. Futures contracts are valued at the last quoted sales price at the close of market on the principal exchange on which they are traded. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith by us at fair value using valuation procedures approved by the Funds’ Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the New York Bond Fund include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on

42 | USAA New York Funds

disposition of the securities, and an evaluation of the forces that influence the market in which the securities are purchased and sold.

For additional information on how securities are valued, see Valuation of Securities in the Funds’ SAI.

DIVIDENDS AND OTHER DISTRIBUTIONS

Distributions from each Fund’s net investment income are declared daily and paid on the last business day of the month. Dividends begin accruing on shares the day following their purchase date. When buying shares of the New York Money Market Fund through a federal funds wire, however, you can begin earning dividends immediately on the day your instructions to purchase are received if you pay for your purchase by bank wire transfer prior to 10:30 a.m. Eastern time on the same day. For both Funds, dividends continue to accrue to the effective date of redemption. If you redeem shares of the New York Money Market Fund with a same-day wire request before 10:30 a.m. Eastern time, however, the shares will not earn dividends that day.

Ordinarily, any net realized capital gain distributions will be paid in December of each year. The Funds may make additional distributions to shareholders when considered appropriate or necessary. For example, a Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in additional shares of the distributing Fund unless you request to receive these distributions by way of EFT. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any capital gain distributions made by the New York Bond Fund will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the New York Bond Fund shortly before any capital gain distribution. Some or all of these distributions are subject to taxes. We will invest in your account any dividend or other distribution returned to us by your financial institution at the current NAV per share.

TAXES

This following tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus. Dividends a Fund pays that is attributable to the tax-exempt interest it earns in excess of certain disallowed deductions (exempt-interest dividends) are

Prospectus | 43

excludable from its shareholders’ gross income for federal income tax purposes. While we manage the Funds so that at least 80% of each Fund’s annual interest income will be exempt from federal income tax and New York State and New York City personal income taxes, we may invest up to 20% of each Fund’s assets in securities that generate income not exempt from those taxes. The income exemption for federal income tax purposes does not necessarily mean that the income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of a Fund’s interest income also may be a tax preference item for purposes of the federal AMT. As discussed earlier on page 19, net capital gain distributed by or reinvested in a Fund will be taxable. In addition, gains, if any, on the redemption of a Fund’s shares are taxable. A 15% maximum federal income tax rate will apply to individual shareholders through December 31, 2010, for (1) gains on redemptions of Fund shares held for more than one year and (2) a Fund’s distributions from net gains on the sale or exchange of the Fund’s capital assets held for more than one year. Although that rate also applies to certain taxable dividends, it is not expected that either Fund’s income dividends will qualify for that rate. Because each investor’s tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

Distributions from the Fund that do not qualify as “exempt-interest dividends” and gains recognized from the sales or other dispositions of Fund shares will be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” beginning in 2013, for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly).

■ Withholding

Federal law requires each Fund to withhold (referred to as “backup withholding”) and remit to the U.S. Treasury 28% of (1) taxable income dividends, capital gain distributions, and proceeds of redemptions (other than redemptions of New York Money Market Fund shares) otherwise payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and distributions otherwise payable to any such shareholder who:

■      Underreports dividend or interest income or

■      Fails to certify that he or she is not subject to backup withholding.

44 | USAA New York Funds

To avoid this withholding requirement, you must certify, on your application or on a separate IRS Form W-9 supplied by the Funds’ transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

■ Reporting

Each Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes, including the portion of the dividends, if any, constituting a tax preference item for purposes of the federal AMT and the percentage and source (by state) of interest income earned on tax-exempt securities held by that Fund during the preceding year.

NEW YORK TAXATION

The following is only a general summary of certain New York State and New York City tax considerations generally affecting the Funds’ shareholders. This is not intended as a substitute for careful tax planning. Potential investors in the Funds should consult their tax advisers with specific reference to their own tax situations.

Each Fund intends to satisfy the requirements of applicable law so as to pay dividends, as described below, that are exempt from New York State and New York City personal income taxes. Dividends derived from interest on qualifying New York tax-exempt securities (which for this purpose generally includes obligations of the state of New York and its political subdivisions and the governments of Puerto Rico, the U.S. Virgin Islands, Guam, and other U.S. territories) will be exempt from New York State and New York City personal income taxes, but not New York State corporate franchise tax or New York City general corporation tax. Investment in a Fund, however, may result in liability for state and/or local taxes for individual shareholders subject to taxation by states other than New York State or cities other than New York City because the exemption from New York State and New York City personal income taxes does not prevent such other jurisdictions from taxing individual shareholders on dividends received from the Funds. For New York State and New York City personal income tax purposes, distributions of net long-term capital gains will be taxable at the same rates as ordinary income. Dividends and distributions derived from income (including capital gains on all New York tax-exempt securities) other than interest on qualifying New York tax-exempt securities are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York State and New York City

Prospectus | 45

personal income tax purposes. You will receive an annual notification stating your portion of each Fund’s tax-exempt income attributable to qualified New York tax-exempt securities.

SHAREHOLDER MAILINGS

■ Householding

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Funds’ most recent financial reports and prospectus even if you or a family member owns more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please contact us and we will begin your individual delivery within 30 days of your request.

■ Electronic Delivery

Log on to usaa.com and sign up to receive your statements, confirmations, financial reports, and prospectuses via the Internet instead of through the mail.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all income dividends and capital gain distributions).

The information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

46 | USAA New York Funds

■ New York Bond Fund ■

			Year Ended March 31,
	2010		2009	2008	2007		2006
Net asset value at beginning of period	$10.66		$11.34	$11.98	$11.88		$11.89
Income (loss) from investment operations:
Net investment income	0.49		0.51	0.50	0.49		0.50
Net realized and unrealized gain (loss)	0.81		(0.67)	(0.60)	0.11		(0.01)
Total from investment operations	1.30		(0.16)	(0.10)	0.60		0.49
Less distributions from:
Net investment income	(0.49)		(0.51)	(0.50)	(0.49)		(0.50)
Realized capital gains	(0.01)		(0.01)	(0.04)	(0.01)		–
Total distributions	(0.50)		(0.52)	(0.54)	(0.50)		(0.50)
Net asset value at end of period	$11.46		$10.66	$11.34	$11.98		$11.88
Total return (%)*	12.38	(b)	(1.37)	(.80)	5.14	(a)	4.17
Net assets at end of period (000)	$185,048		$172,641	$157,628	$154,968		$139,605
Ratios to average net assets:**
Expenses (%)(c)	0.61	(b)	0.62	0.63	0.70	(a)	0.69
Net investment income (%)	4.37		4.68	4.30	4.14		4.18
Portfolio turnover (%)	13		6	5	12		8

*
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**	For the year ended March 31, 2010, average net assets were $187,007,000.

(a)
For the year ended March 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund’s total return or ratio of expenses to average net assets.

(b)
During the year ended March 31, 2010, SAS reimbursed the Fund $2,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund’s total return was less than 0.01%. This reimbursement decreased the Fund’s expense ratios by less than 0.01%. This decrease is excluded from the expense ratio above.

(c)	Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios as follows:

		(.00%)†	(.00%)†	(0.02%)	(0.01%)	(.00%)†
†	Represents less than 0.01% of average net assets.

Prospectus | 47

■ New York Money Market Fund ■

					Year Ended March 31,
	2010		2009		2008		2007		2006
Net asset value at beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	0.00	(a)	0.02		0.03		0.03		0.02
Net realized gain	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	–
Total from investment operations	0.00	(a)	0.02		0.03		0.03		0.02
Less distributions from:
Net investment income	(0.00)	(a)	(0.02)		(0.03)		(0.03)		(0.02)
Realized capital gains	(0.00)	(a)	(0.00)	(a)	(0.00)	(a)	–		–
Total distributions	(0.00)	(a)	(0.02)		(0.03)		(0.03)		(0.02)
Net asset value at end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%)*	0.37		1.64		2.97		3.03	(b)	2.16
Net assets at end of period (000)	$121,493		$150,493		$128,150		$105,847		$84,046
Ratios to average net assets:**
Expenses excluding guarantee
program fee (%)
Including reimbursements(c)	0.57	(d)	0.62		0.60		0.60	(b)	0.60
Excluding reimbursements(%)(c)	0.63		0.63		0.61		0.69	(b)	0.64
Expenses including guarantee program fee (%)
Including reimbursements(c)	0.55	(d)	0.60		0.60		0.60	(b)	0.60
Excluding reimbursements(c)	0.61		0.61		0.61		0.69	(b)	0.64
Net investment income (%)	0.32		1.61		2.90		2.99		2.14

*
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return.

**	For the year ended March 31, 2010, average net assets were $138,432,000.

(a)	Represents less than $0.01 per share

(b)
For the year ended March 31, 2007, the Manager voluntarily reimbursed the Fund for excise tax expense incurred. The reimbursement had no effect on the Fund’s total return or ratio of expenses to average net assets.

(c)	Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios as follows:

		(.00%)†	(.00%)†	(.00%)†	(0.01%)	(0.01%)
(†)	Represents less than 0.01% of average net assets.

(d)
Effective November 9, 2009, in addition to the Fund’s 0.60% annual expense cap, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund’s expense and attempt to prevent a negative yield. For the year ended March 31, 2010, this additional reimbursement was 0.05% of the Fund’s average net assets.

48 | USAA New York Funds

APPENDIX A

Taxable-Equivalent Yield Table for 2010

Combined 2010 Federal Income Tax and New York State Personal Income Tax Rates

Assuming a Federal Marginal Tax Rate of:

25.00%	28.00%	33.00%	35.00%

and a State Rate of:
6.85%	6.85%	7.85%	8.97%

The Effective Marginal Tax Rate Would be:
30.14%(a)	32.93%(b)	38.26%(c)	40.83%(d)

To Match a Double Tax-Free Yield of:      A Fully Taxable Investment Would Have to Pay You:

1.00%	1.43%	1.49%	1.62%	1.69%
1.50%	2.15%	2.24%	2.43%	2.54%
2.00%	2.86%	2.98%	3.24%	3.38%
2.50%	3.58%	3.73%	4.05%	4.23%
3.00%	4.29%	4.47%	4.86%	5.07%
3.50%	5.01%	5.22%	5.67%	5.92%
4.00%	5.73%	5.96%	6.48%	6.76%
4.50%	6.44%	6.71%	7.29%	7.61%
5.00%	7.16%	7.46%	8.10%	8.45%
5.50%	7.87%	8.20%	8.91%	9.30%
6.00%	8.59%	8.95%	9.72%	10.14%
6.50%	9.30%	9.69%	10.53%	10.99%
7.00%	10.02%	10.44%	11.34%	11.83%

(a)     Federal Rate of 25.00%  +  (New York State Rate of 6.85% x (1-25.0%))

(b)Federal Rate of 28.00%  +  (New York State Rate of 6.85% x (1-28.0%))

(c)Federal Rate of 33.00%  +  (New York State Rate of 7.85% x (1-33.0%))

(d)Federal Rate of 35.00%  +  (New York State Rate of 8.97% x (1-35.0%))

Prospectus | 49

Where applicable, the table assumes the highest state rates corresponding to the federal marginal tax rate. An investor’s tax rates may exceed the rates shown in the above tables if such investor does not itemize deductions for federal income tax purposes or due to the reduction or possible elimination of the personal exemption deduction for high-income taxpayers and an overall limit on itemized deductions. For taxpayers who pay alternative minimum tax, tax-free yields may be equivalent to lower taxable yields than those shown above. Likewise, for shareholders who are subject to income taxation by states other than New York, tax-free yields may be equivalent to lower taxable yields than those shown above. The above table does not apply to corporate investors.

A fully taxable investment is a bond that pays taxable interest or a mutual fund that pays dividends that are attributable to taxable interest.

This table is a hypothetical illustration and should not be considered an indication of Fund performance of any of the USAA family of funds.

These rates were selected as examples that would be relevant to most taxpayers.

50| USAA New York Funds

Taxable-Equivalent Yield Table for 2010

Combined 2010 Federal Income Tax and New York State and New York City Personal Income Tax Rates

Assuming a Federal Marginal Tax Rate of:
25.00%	28.00%	33.00%	35.00%
and a Combined State and City Rate of:
10.50%	10.50%	11.50%	12.62%

The Effective Marginal Tax Rate Would be:
32.88%(e)	35.56%(f)	40.71%(g)	43.20%(h)

 To Match a Triple Tax-Free Yield of:    A Fully Taxable Investment Would Have to Pay You:

1.00%	1.49%	1.55%	1.69%	1.76%
1.50%	2.23%	2.33%	2.53%	2.64%
2.00%	2.98%	3.10%	3.37%	3.52%
2.50%	3.72%	3.88%	4.22%	4.40%
3.00%	4.47%	4.66%	5.06%	5.28%
3.50%	5.21%	5.43%	5.90%	6.16%
4.00%	5.96%	6.21%	6.75%	7.04%
4.50%	6.70%	6.98%	7.59%	7.92%
5.00%	7.45%	7.76%	8.43%	8.80%
5.50%	8.19%	8.54%	9.28%	9.68%
6.00%	8.94%	9.31%	10.12%	10.56%
6.50%	9.68%	10.09%	10.96%	11.44%
7.00%	10.43%	10.86%	11.81%	12.32%

(e)Federal Rate of 25.00% + (New York State Rate of 6.85% + City Rate of 3.65% x (1-25.0%))

(f)Federal Rate of 28.00% + (New York State Rate of 6.85% + City Rate of 3.65% x (1-28.0%))

(g)Federal Rate of 33.00% + (New York State Rate of 7.85% + City Rate of 3.65% x (1-33.0%))

(h)Federal Rate of 35.00% + (New York State Rate of 8.97% + City Rate of 3.65% x (1-35.0%))

Prospectus | 51

Where applicable, the table assumes the highest state and city rates corresponding to the federal marginal tax rate. An investor’s tax rates may exceed the rates shown in the above tables if such investor does not itemize deductions for federal income tax purposes or due to the reduction or possible elimination of the personal exemption deduction for high-income taxpayers and an overall limit on itemized deductions. For taxpayers who pay alternative minimum tax, tax-free yields may be equivalent to lower taxable yields than those shown above. Likewise, for shareholders who are subject to income taxation by states other than New York, tax-free yields may be equivalent to lower taxable yields than those shown above. The above table does not apply to corporate investors.

A fully taxable investment is a bond that pays taxable interest or a mutual fund that pays dividends that are attributable to taxable interest.

This table is a hypothetical illustration and should not be considered an indication of Fund performance of any of the USAA family of funds.

These rates were selected as examples that would be relevant to most taxpayers.

52 | USAA New York Funds

NOTES

Prospectus | 53

54 | USAA New York Funds

Prospectus | 55

56 | USAA New York Funds

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If you would like more information about the Funds, you may call (800) 531-USAA (8722) to request a free copy of the Funds’ statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Funds. The SAI has been filed with the SEC and is incorporated by reference to and legally a part of this prospectus. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. The Funds’ annual and semiannual reports also may be viewed, free of charge, on usaa.com. A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. The SAI is not available on usaa.com because of cost considerations and lack of investor demand.

To view these documents, along with other related documents, you may visit the EDGAR database on the SEC’s website (www.sec.gov) or the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Additionally, copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-1520.

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[GRAPHIC OMITTED]
 17001-0810                                                                                           Investment Company Act File No. 811-7852                                                                      ©2010, USAA. All rights reserved.                                                                                                                                                                                            Recycled Paper

Part A

Prospectus for the
Virginia Bond and Virginia Money Market Funds

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EAGLE
LOGO](R)

PROSPECTUS
USAA VIRGINIA FUNDS
AUGUST 1, 2010

[GRAPHIC OMITTED]

Virginia Bond Fund (USVAX)

Virginia Money Market Fund (UVAXX)

Shares of the Virginia Funds are offered only to Virginia residents. The delivery of this prospectus is not an offer in any state where shares of the Virginia Funds may not lawfully be made.

As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Virginia Bond Fund
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategy	3
Principal Risks	3
Performance	4
Investment Adviser	6
Portfolio Manager	6
Purchase and Sale of Fund Shares	7
Tax Information	7
Payments to Broker-Dealers and Other Financial Intermediaries	7

Virginia Money Market Fund
Investment Objective	8
Fees and Expenses	8
Principal Investment Strategy	9
Principal Risks	9
Performance	10
Investment Adviser	12
Portfolio Managers	12
Purchase and Sale of Fund Shares	12
Tax Information	12
Payments to Broker-Dealers and Other Financial Intermediaries	13

Investment Objective	14
Principal Investment Strategy	14
Risks	24
Portfolio Holdings	27
Fund Management	28
Portfolio Managers	30
Using Mutual Funds in an Investment Program	30
Purchases and Redemptions	31
Exchanges	36
Other Important Information About
Purchases and Redemptions	37
Shareholder Information	40
Financial Highlights	45
Appendix A	48

INVESTMENT OBJECTIVE

The Virginia Bond Fund (the Fund) is a tax-exempt bond fund with an objective of providing Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $20 domestic wire fee and a $35 foreign wire fee. (Your bank also may charge a fee for wires.)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.27%(a)
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.22%
Total Annual Operating Expenses	.49%

(a)
A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. A performance fee adjustment decreased the base management fee of 0.32% for the Fund by 0.05% for the fiscal year ended March 31, 2010.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

2 | USAA Virginia Bond Fund

1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616

Portfolio Turnover

The Fund pays transaction cost when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in long-term investment-grade Virginia securities the interest on which is exempt from federal income tax and Virginia state income tax (referred to herein as “tax-exempt securities”). During normal market conditions, at least 80% of the Fund’s net assets will consist of Virginia tax-exempt securities. The Fund’s dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The securities in the Fund’s portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond

 Prospectus | 3

prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. When bonds are called, the Fund is affected in several ways. Most likely, the Fund must reinvest the bond-call proceeds at lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain.

Because the Fund invests primarily in Virginia tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

Your investment in the Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years.

4 | USAA Virginia Bond Fund

■ RISK/RETURN BAR CHART ■

[Bar Chart]
Annual Returns for Periods Ended December 31

Calender Year	Total Return
2000	13.18%
2001	4.30%
2002	9.28%
2003	5.71%
2004	4.48%
2005	2.98%
2006	4.48%
2007	1.08%
2008	-7.42%
2009	15.97%

SIX-MONTH YTD TOTAL RETURN
2.75% (6/30/10)

BEST QUARTER*	WORST QUARTER*
7.30% 3rd Qtr. 2009	–4.27% 3rd Qtr. 2008

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows the Fund’s average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund’s distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund’s distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

Prospectus | 5

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

	Past	Past	Past	Since Inception
	1 Year	5 Years	10 Years	10/10/1990

Return Before Taxes	15.97%	3.15%	5.22%	5.90%

Return After Taxes on Distributions	15.97%	3.12%	5.21%	5.87%

Return After Taxes on Distributions and Sale of Fund Shares	12.22%	3.33%	5.18%	5.85%

Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	12.91%	4.32%	5.75%	6.42%

Lipper Virginia Municipal Debt Funds Index (reflects no deduction for taxes)	15.90%	3.46%	4.96%	N/A

INVESTMENT ADVISER

USAA Investment Management Company

PORTFOLIO MANAGER

John C. Bonnell, CFA, assistant vice president of Mutual Fund Portfolios, has managed or co-managed the Fund since August 2006.

6 | USAA Virginia Bond Fund

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78288-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. Shares may be purchased by electronic funds transfer (EFT), by check, or by bank wire. You may receive redemption proceeds by EFT, check, or bank wire.

The minimum initial purchase is $3,000. The minimum subsequent investment is $50.

TAX INFORMATION

This Fund is not recommended for investment retirement accounts. While the Fund is managed so that at least 80% of its annual interest income will be exempt from federal and Virginia state income taxes, we may invest up to 20% of its assets in securities that generate income not exempt from those taxes. The income exemption for federal income tax purposes does not necessarily mean that the income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of the Fund’s interest income also may be a tax preference item for purposes of the federal alternative minimum tax. Net capital gain distributed by or reinvested in the Fund will be taxable. In addition, gains, if any, on the redemption of the Fund’s shares are taxable.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

 Prospectus | 7

INVESTMENT OBJECTIVE

The Virginia Money Market Fund (the Fund) is a tax exempt money market fund with an objective of providing Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes and a further objective of preserving capital and maintaining liquidity.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $20 domestic wire fee and a $35 foreign wire fee. (Your bank also may charge a fee for wires.)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	.32%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.26%
Total Annual Operating Expenses	.58%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

8 | USAA Virginia Money Market Fund

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in high-quality Virginia tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund’s net assets will consist of Virginia tax-exempt securities.

PRINCIPAL RISKS

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.

The securities in the Fund’s portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. If interest rates increase, the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease its total return.

Because the Fund invests primarily in Virginia tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund’s other-

 Prospectus | 9

wise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, Variable Rate Demand Notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” However, the tender option usually is subject to a conditional guarantee. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase synthetic instruments of this type unless the Fund believes there is only minimal risk that the Fund will not be able to exercise the tender option at all times.

PERFORMANCE

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years.

10 | USAA Virginia Money Market Fund

■ RISK/RETURN BAR CHART ■

[Bar Chart]
Annual Returns for Periods Ended December 31

Calender Year	Total Return
2000	3.73%
2001	2.38%
2002	0.96%
2003	0.63%
2004	0.75%
2005	1.99%
2006	2.97%
2007	3.19%
2008	2.13%
2009	0.32%

SIX-MONTH YTD TOTAL RETURN
0.00% (6/30/10)
BEST QUARTER*	WORST QUARTER*
0.98% 2nd Qtr. 2000	0.02% 4th Qtr. 2009

*	Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The following table shows the Fund’s average annual total returns for the periods indicated. Remember, historical performance does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

■ AVERAGE ANNUAL TOTAL RETURNS ■
For The Periods Ended December 31, 2009

Past	Past	Past	Since Inception
1 Year	5 Years	10 Years	10/10/1990
0.32%	2.12%	1.90%	2.51%

 Prospectus | 11

INVESTMENT ADVISER

USAA Investment Management Company

PORTFOLIO MANAGERS

John C. Bonnell, CFA, assistant vice president of Mutual Fund Portfolios, has co-managed the Fund since March 2010.

Dale R. Hoffman, assistant vice president of Money Market Funds, has co-managed the Fund since March 2010.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78288-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177. Shares may be purchased by electronic funds transfer (EFT), by check, or by bank wire. You may receive redemption proceeds by EFT, check, or bank wire.

The minimum initial purchase is $3,000. The minimum subsequent investment is $50 (except on transfers from brokerage accounts into the Fund, which are exempt from the minimum).

TAX INFORMATION

This Fund is not recommended for investment retirement accounts. While the Fund is managed so that at least 80% of its annual interest income will be exempt from federal and Virginia state income taxes, we may invest up to 20% of its assets in securities that generate income not exempt from those taxes. The income exemption for federal income tax purposes does not necessarily mean that the income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of the Fund’s interest income also may be a tax preference item for purposes of the federal alternative minimum tax. Net capital gain distributed by or reinvested in the Fund will be taxable. In addition, gains, if any, on the redemption of the Fund’s shares are taxable.

12 | USAA Virginia Money Market Fund

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

 Prospectus | 13

USAA Investment Management Company (IMCO) manages these Funds. For easier reading, IMCO will be referred to as “we” or “us” throughout the prospectus.

INVESTMENT OBJECTIVE

ALL FUNDS

■     What is each Fund’s investment objective?

Each Fund has a common objective of providing Virginia investors with current interest income that is exempt from federal and Virginia state income taxes. The Virginia Money Market Fund has a further objective of preserving capital and maintaining liquidity. Each Fund has separate investment policies to achieve its objective. The Funds’ Board of Trustees may change a Fund’s investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

■     What is each Fund’s principal investment strategy?

Each Fund primarily invests its assets in securities issued by the Commonwealth of Virginia, its political subdivisions and instrumentalities, and by other governmental entities if, in the opinion of counsel to the issuer, the income from such obligations is excluded from gross income for federal income tax purposes and is exempt from Virginia state income taxes.

These securities include municipal debt obligations that have been issued by Virginia and its political subdivisions and duly constituted state and local authorities and corporations. We refer to these securities as Virginia tax-exempt securities. Virginia tax-exempt securities  generally are issued to fund public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

14 | USAA Virginia Funds

■     What types of tax-exempt securities will be included in each Fund’s portfolio?

Each Fund’s assets may be invested in, among other things, any of the following tax-exempt securities:

■	general obligation bonds, which are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest.

■
revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power.

■	municipal lease obligations, which are backed by the municipality’s covenant to budget for the payments due under the lease obligation.

Municipal lease obligations may be determined to be liquid in accordance with the guidelines established by the Funds’ Board of Trustees. In determining the liquidity of a municipal lease obligation, we will consider among other things: (1) the frequency of trades and quotes for the municipal lease obligation; (2) the number of dealers willing to purchase or sell the municipal lease obligation and the number of other potential purchasers; (3) dealer undertakings to make a market in the municipal lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the municipal lease obligation, the method of soliciting offers, and the mechanics of transfer; (5) whether the municipal lease obligation is of a size that will be attractive to institutional investors; (6) whether the municipal lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor; and (7) such other factors as we may determine to be relevant to such determination.

■	industrial development revenue bonds, such as pollution control revenue bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities.

■
inverse floating rate securities, (Virginia Bond Fund only) which are securities with coupons that vary inversely with changes in short-term tax-exempt interest rates and thus are considered leveraged investments in an underlying municipal bond.

 Prospectus | 15

Up to 10% of the Virginia Bond Fund’s net assets may be invested in inverse floating rate securities (or securities with similar economic characteristics). These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Virginia Bond Fund may seek to buy these securities at attractive values and yields that over time more than compensate the Fund for the securities’ price volatility.

■
when-issued and delayed-delivery securities, each Fund’s assets may be invested in securities offered on a when-issued or delayed-delivery basis, which means that delivery and payment take place after the date of the commitment to purchase, normally within 45 days, both price and interest rate are fixed at the time of commitment, the Funds do not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement. Such securities can be sold before settlement date.

■
synthetic instruments, which combine a municipality’s long-term obligation to pay interest and principal with the obligation of a third party to repurchase the instrument on short notice. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the maturity of the securities.

■
tax-exempt liquidity protected preferred shares (or similar securities), which are generally designed to pay dividends that reset on or about every seven days in a remarketing process and possess an obligation from a liquidity provider (typically a high-quality bank) to purchase, at a price equal to the par amount of the preferred shares plus accrued dividends, all liquidity protected preferred shares that are subject to sale and not remarketed. The maturity of liquidity protected preferred shares will be deemed to be the date on which the underlying principal amount may be recovered or the next dividend rate adjustment date consistent with applicable regulatory requirements.

■	Variable-rate demand notes (VRDNs) provide the right to sell the security at face value on either that day or within the rate-reset

16 | USAA Virginia Funds

period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The Virginia Money Market Fund may invest a substantial portion of its assets in VRDNs.

In addition, up to 15% of the Virginia Bond Fund’s net assets and up to 5% of the Virginia Money Market Fund’s net assets may be invested in securities that are illiquid. Illiquid securities are generally those securities that the Fund cannot expect to sell or dispose of in the ordinary course of business within seven days or less at approximately the value ascribed to such securities.

■     What percentage of each Fund’s assets will be invested in Virginia tax-exempt securities?

During normal market conditions, at least 80% of each Fund’s net assets will consist of Virginia tax-exempt securities. This policy may only be changed by a shareholder vote.

In addition to Virginia tax-exempt securities, securities issued by certain U.S. territories and possessions such as Puerto Rico, the Virgin Islands, or Guam are exempt from federal and state personal income taxes, and as such, we may invest up to 20% of each Fund’s net assets in these securities.

▶     Are each Fund’s investments diversified in many different issuers?

Each Fund is considered diversified under the federal securities laws. This means that we will not invest more than 5% in any one issuer with respect to 75% of each Fund’s assets. With respect to the remaining 25% of each Fund’s assets, we could invest more than 5% in any one, or more, issuers. Purchases of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities are not counted toward the 5% limitation. Each Fund, of course, is concentrated geographically through the purchase of Virginia tax-exempt securities. For further discussion of diversification, see Investment Policies in the statement of additional information (SAI).

In addition, with respect to the Virginia Money Market Fund, strict Securities and Exchange Commission (SEC) guidelines do not permit us to invest, with respect to 75% of the Fund’s assets, greater than 10% of the Fund’s assets in securities issued by or subject to guarantees by the same institution.

Prospectus | 17 |

We also may not invest more than 25% of a Fund’s assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or electric power project revenue bonds, or in industrial development revenue bonds that are based, directly or indirectly, on the credit of private entities of any one industry. However, we reserve the right to invest more than 25% of a Fund’s assets in tax-exempt industrial development revenue bonds. The 25% industry limitation does not apply to U.S. government securities, general obligation bonds, or bonds that are escrowed.

■     What are the potential risks associated with concentrating such a large portion of each Fund’s assets in one state?

The Funds are subject to credit and interest rate risks, as described further herein, which could be magnified by the Funds’ concentration in Virginia issuers. Virginia tax-exempt securities may be affected by political, economic, regulatory, or other developments that limit the ability of Virginia issuers to pay interest or repay principal in a timely manner. Therefore, the Funds are affected by events within Virginia to a much greater degree than a more diversified national fund.

A particular development may not directly relate to the Funds’ investments but nevertheless might depress the entire market for the state’s tax-exempt securities and therefore adversely impact the Funds’ valuation.

An investment in the Virginia Funds may be riskier than an investment in other types of tax-exempt funds because of this concentration.

The following are examples of just some of the events that may depress valuations for Virginia tax-exempt securities for an extended period of time:

■     Changes in state laws, including voter referendums, that restrict revenues or raise costs for issuers.

■     Court decisions that affect a category of municipal bonds, such as municipal lease obligations or electric utilities.

■     Natural disasters such as floods, storms, hurricanes, droughts, fires, or earthquakes.

■     Bankruptcy or financial distress of a prominent municipal issuer within the state.

18 | USAA Virginia Funds

■     Economic issues that affect critical industries or large employers or that weaken real estate prices.

■     Reductions in federal or state financial aid.

■     Imbalance in the supply and demand for the state’s municipal securities.

■     Developments that may change the tax treatment of Virginia tax-exempt securities.

In addition, because each Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to a Fund and affect its share price.

Other considerations affecting the Funds’ investments in Virginia tax-exempt securities are summarized in the SAI under Special Risk Considerations.

■     Do the Funds purchase bonds guaranteed by bond insurance?

Yes. Some of the bonds we purchase for the Funds are secured by bond insurance that guarantees scheduled principal and interest payments. In addition, we may purchase bond insurance for individual uninsured securities when we believe it will provide an anticipated benefit to the Funds. However, this insurance may not eliminate the risk of investing in the issuer.

■     Will any portion of the distributions from the Funds be subject to federal income tax?

During normal market conditions, at least 80% of each Fund’s annual income (and, therefore, its net investment income dividends) will be excluded from a shareholder’s gross income for federal income tax purposes and also will be exempt from Virginia state income taxes. This policy may be changed only by a shareholder vote. Furthermore, it is our practice to purchase only securities that pay income exempt from federal income tax.

However, gains and losses realized from trading securities that occur during the normal course of managing a Fund may result in net realized capital gain distributions. The Internal Revenue Code treats these distributions differently than tax-exempt interest income in the following ways:

■     Distributions of the excess of net short-term capital gain over net long-term capital loss are taxable as ordinary income.

Prospectus | 19

■
Distributions of net realized capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time you have held your Fund shares.

■	Distributions of both short-term and long-term net realized capital gains are taxable whether received in cash or reinvested in additional shares.

■     Will distributions by the Funds be a tax preference item for purposes of the federal alternative minimum tax (AMT)?

During normal market conditions, at least 80% of each Fund’s annual income (and, therefore, its net investment income dividends) will not be a tax preference item for purposes of the federal AMT. This policy may be changed only by a shareholder vote. However, since their inception, the Funds have not distributed any income that is a tax preference item for purposes of the federal AMT for individual taxpayers, and we do not intend to invest in any securities that earn any such income in the future. However, of course, changes in federal tax laws or other unforeseen circumstances could result in a Fund’s earning income that is a tax preference item for purposes of the federal AMT.

TEMPORARY DEFENSIVE MEASURE

As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of each Fund’s assets may be invested in short-term securities regardless of whether the income is exempt from federal income tax and Virginia personal income taxes. To the extent that these temporary investments produce taxable income, that income may result in that Fund not fully achieving its investment objective during the time it is in this temporary defensive posture.

VIRGINIA BOND FUND

■     What is the credit quality of the Fund’s investments?

Under normal market conditions, we will invest the Fund’s assets so that at least 50% of the total market value of the tax-exempt securities at the time of purchase are rated within the three highest long-term rating categories (A or higher) by such rating agencies as Moody’s Investors Service (Moody’s), Standard & Poor’s Ratings Group (S&P), Fitch Ratings (Fitch), Dominion Bond Rating Service Limited (Dominion), or A.M. Best Co. Inc., (A.M. Best); or in the highest short-term rating category by Moody’s, S&P, Fitch, Dominion, or A.M. Best.

20 | USAA Virginia Funds

Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee or an obligor that is rated within the categories listed by at least one of the Nationally Recognized Statistical Rating Organizations (NRSROs) approved by the SEC. Below are investment-grade ratings for five of the current NRSRO rating agencies:

	Long-Term	Short-Term
Rating Agency	Debt Securities	Debt Securities
Moody’s	At least Baa3	At least Prime–3 or MIG 3
S&P	At least BBB–	At least A–3 or SP–2
Fitch	At least BBB–	At least F3
Dominion	At least BBB low	At least R–2 low
A.M. Best	At least bbb	At least AMB–3

If a security is not rated, we may make a determination that the security is of equivalent investment quality to a comparable security.

In addition, the Fund may invest up to 10% of its assets that at the time of purchase are below-investment-grade securities (also known as “junk bonds”). Below-investment-grade securities are considered speculative and are subject to significant credit risk since they are believed to represent a greater risk of default than more creditworthy investment-grade securities. These lower quality securities generally have less interest rate risk and higher credit risk than the higher quality securities. At the same time, the volatility of below-investment-grade securities historically has been notably less than the equity market as a whole. The market on which below-investment grade securities are traded also may be less liquid than the market for investment-grade securities.

On occasion, we may pay a rating agency to rate a particular security when we believe it will provide an anticipated benefit to a Fund. On securities possessing a third-party guarantor, we reserve the right to place such security in the rating category of the underlying issuer (or if unrated in the comparable rating category as determined by us), if the third-party guarantor is no longer relied upon for ratings eligibility.

You will find further description of tax-exempt ratings in the Fund’s SAI.

Prospectus | 21

■     What is the Fund’s portfolio-weighted average maturity and how is it calculated?

While the Fund’s portfolio-weighted average maturity is not restricted, we expect it to be greater than 10 years. To determine a security’s maturity for purposes of calculating the Fund’s portfolio-weighted average maturity, we may estimate the expected time in which the security’s principal is to be paid. This can be substantially shorter than its stated final maturity. For more information on the method of calculating the Fund’s portfolio-weighted average maturity, see Investment Policies in the Fund’s SAI.

■     How are the decisions to buy and sell securities made?

We manage the Fund based on the common sense premise that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the value of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond.

VIRGINIA MONEY MARKET FUND

■     What is the credit quality of the Fund’s investments at the time of purchase?

The Fund’s purchases consist of securities meeting the requirements to qualify as “eligible securities” under the SEC rules applicable to money market funds. In general, an eligible security is defined as a security that is:

■	Issued or guaranteed by the U.S. government or any agency or instrumentality thereof, including “prerefunded” and “escrowed to maturity” tax-exempt securities;

■
Rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two of the Fund’s designated Nationally Recognized Statistical Rating Organizations (NRSROs), or by one designated NRSRO if the security is rated by only one NRSRO;

■     Unrated but issued by an issuer or guaranteed by a guarantor that has other comparable short-term debt obligations so rated; or

■     Unrated but determined by us to be of comparable quality.

22 | USAA Virginia Funds

In addition, we must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

■     Who are the designated NRSROs?

■     Moody’s
■     S&P
■     Fitch
■     Dominion

■     What happens if the rating of a security is downgraded?

If the rating of a security the Fund holds is downgraded after purchase, we, subject under certain circumstances to the Fund’s Board of Trustees’ review, will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security in the Fund’s portfolio.

■     Will the Fund always maintain an NAV of $1 per share?

While we will endeavor to maintain a constant Fund NAV of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts have determined that the security presents minimal credit risk. The Fund may acquire any security in the second-highest rating category for short-term debt obligations assigned by NRSROs (sometimes referred to as a Second Tier Security). Generally, SEC limitations prohibit the Fund from investing more than 3% of its assets in Second Tier Securities.

There also is a risk that rising interest rates will cause the value of the Fund’s securities to decline. Certain of the securities in which the Fund may invest pay interest at a rate that is periodically adjusted, referred to as adjustable rate securities. We attempt to minimize this interest rate risk by limiting the maturity of each security to 397 days or less and by maintaining a dollar-weighted average portfolio maturity (WAM) for the Fund of 60 days or less and a weighted average life (WAL) of 120 days or less. The maturity of each security is calculated based upon SEC guidelines.

Prospectus | 23

Finally, there is the possibility that one or more investments in the Fund cease to be “eligible securities” resulting in the NAV ceasing to be $1 per share. For example, a guarantor on a security failing to meet a contractual obligation could cause such a result.

■     How are the decisions to buy and sell securities made?

We balance factors such as credit quality and maturity to purchase the best relative value available in the market at any given time. A decision to sell is usually based on a change in our credit opinion or to take advantage of an opportunity to reinvest at a higher yield.

RISKS

Credit Risk: The possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving a Fund will fail to meet its obligation. The securities in each Fund’s portfolio are subject to credit risk. The Funds accept some credit risk as a recognized means to enhance investors’ return. All securities varying from the highest quality to very speculative have some degree of credit risk. We attempt to minimize the Funds’ overall credit risks by:

■
Primarily investing in securities considered at least investment grade at the time of purchase. Nevertheless, even investment-grade securities are subject to some credit risk. In addition, the ratings of securities are the rating agencies’ estimates of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

■	When evaluating potential investments for the Funds, our credit analysts also independently assess credit risk and its impact on the Funds’ portfolios.

■
Diversifying the Funds’ portfolios by investing in securities of a large number of unrelated issuers, which reduces a Fund’s exposure to the risks of an investment in the securities of any one issuer or group of issuers. We invest in many securities with slightly different risk characteristics and across different economic sectors and geographic regions. If a random credit event should occur, such as a default, a Fund would suffer a much smaller loss than if the Fund were concentrated in relatively large holdings with highly correlated risks.

24 | USAA Virginia Funds

Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative, because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. If a Fund invests in securities whose issuers develop unexpected credit problems, the Fund’s price could decline. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than on higher-rated securities.

Interest Rate Risk: The possibility that the value of each Fund’s investments will decline because of an increase in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. As mutual funds investing in bonds, the Funds are subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

■
If interest rates increase, the yield of each Fund may increase. In addition, the market value of the Virginia Bond Fund’s securities will likely decline, adversely affecting the Fund’s NAV and total return.

■
If interest rates decrease, the yield of each Fund may decrease. In addition, the market value of the Virginia Bond Fund’s securities may increase, which would likely increase the Fund’s NAV and total return.

The credit and interest rate risks may be magnified because each Fund concentrates its investments in Virginia tax-exempt securities.

Management Risk: The possibility that the investment techniques and risk analyses used by each Fund’s managers will not produce the desired results. These Funds are subject to management risk because each Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Funds’ managers will produce the desired results.

Call Risk: Many municipal bonds may be “called,” or redeemed, by the issuer before the stated maturity. During a period of declining interest rates, an issuer would call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.

Prospectus | 25

■
Intermediate- and long-term municipal bonds have the greatest call risk, because most municipal bonds may not be called until after 10 years from the date of issue. The period of “call protection” may be longer or shorter than 10 years, but regardless, bonds purchased closest to the date of issue will have the most call protection. Typically, bonds with original maturities of 10 years or less are not callable.

■
Although investors certainly appreciate the rise in bond prices when interest rates drop, falling interest rates create the environment necessary to “call” the higher-yielding bonds from your Fund. When bonds are called, a Fund is affected in several ways. Most likely, we must reinvest the bond-call proceeds at lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain.

Structural Risk: Variable Rate Demand Notes (VRDNs) are generally long-term bonds with a demand feature that is used to shorten the maturity. The demand feature represents the right to sell the security back to the remarketer or liquidity provider for repurchase on short notice, normally one day or seven days. Usually the demand feature is backed by a letter of credit or similar guarantee from a bank. Since we are relying on the demand feature to shorten maturity, the ability to exercise the demand feature would be dependant upon the bank. We would only purchase VRDNs where we were comfortable that the banks would be able to honor their obligation on the demand feature.

Some VRDNs, referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment. In addition, we will not purchase a synthetic instrument unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.

Other types of tax-exempt securities that are subject to structural risk include liquidity protected preferred shares (LPP shares) and other similar securities. LPP shares are a relatively new type of investment, the terms of which may change in the future in response to regulatory

26 | USAA Virginia Funds

or market developments, which could adversely impact the value and liquidity of the Fund’s investment in LPP shares, the tax treatment of investments in LPP shares, or the ability of the Fund to invest in LPP shares.

Virginia Risk:  Because the Funds invest primarily in Virginia tax-exempt securities, the Funds are more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state. For more information, see the SAI.

Tax Risk: In order to pay interest that is exempt from federal or state/local regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable. In addition, income from municipal bonds held by the Funds could be declared taxable because of unfavorable changes in tax laws or adverse interpretations by the Internal Revenue Service or state tax authorities. Changes or proposed changes in federal or state income tax laws also may cause the prices of tax-exempt securities to fall. In addition, although since their inception, the Funds have not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of a Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

ADDITIONAL INFORMATION

This prospectus doesn’t tell you about every policy or risk of investing in these Funds. For additional information about the Funds’ investment policies and the types of securities in which the Funds’ assets may be invested, you may want to request a copy of the SAI (the back cover tells you how to do this).

PORTFOLIO HOLDINGS

The Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI, which is available upon request.

Beginning in October 2010, information relating to the Virginia Money Market Fund’s portfolio holdings, as well as its dollar-weighted average maturity and weighted average life, will be posted to usaa.com five

Prospectus | 27

business days after the end of each month and will remain posted on the website for six months thereafter. In addition, starting in December 2010, the Virginia Money Market Fund will report certain information to the SEC monthly on Form N-MFP, including the Fund’s portfolio holdings and other pricing information, which will be made public 60 days after the end of the month to which the information pertains.

FUND MANAGEMENT

IMCO serves as the manager of these Funds. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825. We had approximately $78 billion in total assets under management as of June 30, 2010.

We provide investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing each Fund’s portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Funds’ Board of Trustees. A discussion regarding the basis of the Board of Trustees’ approval of each Fund’s Advisory Agreement will be available in each Fund’s semiannual report to shareholders for periods ended September 30.

Each Fund is authorized, although we have no present intention of utilizing such authority, to use a “manager-of-managers” structure. We could select (with approval of a Fund’s Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund’s assets. We would monitor each subadviser’s performance through quantitative and qualitative analysis, and periodically report to the Fund’s Board of Trustees as to whether each subadviser’s agreement should be renewed, terminated, or modified. We also would be responsible for allocating assets to the subadvisers. The allocation for each subadviser could range from 0% to 100% of a Fund’s assets, and we could change the allocations without shareholder approval.

For our services, the Funds pay us an annual base investment management fee, which is accrued daily and paid monthly. The fee is computed as a percentage of the aggregate average net assets of the Virginia Bond and Virginia Money Market Funds combined, and is equal on an annual basis to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated monthly on a proportional basis to each Fund based on average net assets.

28 | USAA Virginia Funds

The investment management fee for the Virginia Bond Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Virginia Municipal Debt Funds Index. The base fee for the Virginia Bond Fund is computed as referenced above.

The performance adjustment is calculated monthly by comparing the Virginia Bond Fund’s performance to that of the Lipper index over the performance period. The performance period for the Virginia Bond Fund consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Virginia Bond Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points) 1	of the Fund’s average net assets) 1

+/– 20 to 50	+/– 4
+/– 51 to 100	+/– 5
+/– 101 and greater	+/– 6

1   Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%). Average net assets are calculated over a rolling 36-month period.

Under the performance fee arrangement, the Virginia Bond Fund will pay a positive performance fee adjustment for a performance period whenever the Virginia Bond Fund outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the Virginia Bond Fund had overall negative returns during the performance period. For the most recent fiscal year, the performance adjustment decreased the management fee for the Virginia Bond Fund of 0.32% by 0.05%.

Effective November 2, 2009, IMCO voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Virginia Money Market Fund’s expenses and attempt to prevent a negative yield. IMCO can modify or terminate this arrangement at any time.

Prospectus | 29

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Funds. Our affiliate, USAA Shareholder Account Services (SAS), provides transfer agency services to the Funds. The Funds or the Funds’ transfer agent may enter into agreements with third parties (Servicing Agents) to pay such Servicing Agents for certain administrative and servicing functions.

PORTFOLIO MANAGERS

VIRGINIA BOND FUND AND
VIRGINIA MONEY MARKET FUND

John C. Bonnell, CFA, assistant vice president of Mutual Fund Portfolios, has managed or co-managed the Virginia Bond Fund since August 2006, and has managed the Virginia Money Market Fund since March 2010. He has 21 years of investment management experience. Prior to joining IMCO, Mr. Bonnell worked for OppenheimerFunds as a vice president and portfolio manager (May 2004 - July 2006). Education: B.B.A., University of Texas at San Antonio; M.B.A., St. Mary’s University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

VIRGINIA MONEY MARKET FUND

Dale R. Hoffmann, assistant vice president of Money Market Funds, has co-managed the Fund since March 2010. He has 10 years of investment management experience and has worked for us for 18 years. Education: B.S.B.A., University of South Dakota; M.B.A., St. Mary’s University. He is a member of the National Federation of Municipal Analysts and the Southern Municipal Finance Society.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of fund securities.

USING MUTUAL FUNDS IN AN
INVESTMENT PROGRAM

THE IDEA BEHIND MUTUAL FUNDS

Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just start-

30 | USAA Virginia Funds

ing out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

USING FUNDS IN AN INVESTMENT PROGRAM

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don’t have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing of the annual financial statements, and daily valuing of the Funds, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

PURCHASES AND REDEMPTIONS

OPENING AN ACCOUNT

You may open an account and make purchases on the Internet, by telephone, or by mail, as described below. If opening by mail, you should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

As required by federal law, we must obtain certain information from you prior to opening an account. If we are unable to verify your identity, we may refuse to open your account or we may open your account and take certain actions without prior notice to you, including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV. We prohibit opening accounts for, including but not limited to, foreign

Prospectus | 31

financial institutions, shell banks, correspondent accounts for foreign shell banks, and correspondent accounts for foreign financial institutions. A “foreign shell bank” is a foreign bank without a physical presence in any country. A “correspondent account” is an account established for a foreign bank to receive deposits from, or to make payments or other disbursements on behalf of, the foreign bank, or to handle other financial transactions related to such foreign bank.

To purchase shares through your USAA brokerage account, please contact USAA Brokerage Services directly. These shares will become part of your USAA brokerage account and will be subject to the applicable policies and procedures. Additional fees also may apply.

If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. A distribution fee may apply to all full IRA distributions, except for those due to death, disability, divorce, or transfer to other USAA lines of business. Partial IRA distributions are not charged a distribution fee. Additional fees also may apply to your investment in the Funds, including a transaction fee, if you buy or sell shares of the Funds through a broker or other investment professional. For more information on these fees, check with your investment professional.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding required by the Internal Revenue Code. See Taxes on page 43 for additional tax information.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the NAV per share next determined after we receive your request in proper form (e.g., complete, signed application and payment). Each Fund’s NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day it is open for trading. If we receive your purchase request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your purchase request or payment after that time, the purchase will be effective on the next business day.

The Fund or the Fund’s transfer agent may enter into agreements with Servicing Agents, which hold Fund shares in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive

32 | USAA Virginia Funds

orders for Fund shares on the Fund’s behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized Servicing Agent, even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

MINIMUM INITIAL PURCHASE

$3,000

ADDITIONAL PURCHASES

$50 minimum per transaction, per account (except on transfers from brokerage accounts into the Virginia Money Market Fund, which are exempt from the minimum). Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

There are no minimum initial or subsequent purchase payment amounts for investments in the Funds through USAA Strategic Fund Adviser®, USAA Private Investment Management®, USAA College Savings Plan®, USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, or other designated USAA managed investment accounts. In addition, a Fund may waive or lower purchase minimums in other circumstances.

PAYMENT

If you plan to purchase Fund shares with a check, money order, traveler’s check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept third-party checks, cash, or coins.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

REDEEMING AN ACCOUNT

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in proper form. However, if instruc-

Prospectus | 33

tions are received after the close of the NYSE (generally 4 p.m. Eastern time), your redemption will be effective on the next business day.

We will send your money within seven days after the effective date of redemption. With respect to the Virginia Money Market Fund, if you call us before 10:30 a.m. Eastern time with a same-day wire request, we will wire your redemption proceeds to you by the end of the business day. For all of the Funds, payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to seven days from the purchase date. For federal income tax purposes, a redemption of shares of the Virginia Bond Fund is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the redeemed shares (which is generally the amount you paid when you originally purchased those shares) and the proceeds you receive upon their redemption.

BUYING AND SELLING FUND SHARES

INTERNET ACCESS – USAA.COM

■
To establish access to your account, log on to usaa.com and click on “register now” or call (800) 759-8722. Once you have established Internet access to your account, you may use your personal computer, web-enabled telephone, or PDA to perform certain mutual fund transactions by accessing our website. You will be able to open and fund a new mutual fund account, make purchases, exchange to another fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

MOBILE ACCESS – MOBILE.USAA.COM

■     Using your web-enabled telephone, you may review account activity, check balances, and make purchases and redemptions.

USAA SELF-SERVICE TELEPHONE SYSTEM (800) 531-USAA (8722)

■
In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you may use our USAA self-service telephone system to access your Fund account to make selected purchases, exchange to another fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

34 | USAA Virginia Funds

TELEPHONE

■	Call toll free (800) 531-USAA (8722) to speak with a member service representative. Our hours of operation are Monday – Friday, 7:30 a.m. to 10 p.m. CT and Saturday, 8 a.m. to 5 p.m. CT.

Telephone redemption privileges are established automatically when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Before any discussion regarding your account, we will obtain certain information from you to verify your identity. Additionally, your telephone calls may be recorded or monitored, and confirmations of account transactions are sent to the address of record or by electronic delivery to your designated e-mail address.

FAX

■     Send a signed fax with your written redemption instructions to (800) 292-8177.

MAIL

■	If you would like to open an account or request a redemption by mail, send your application and check or written instructions to:

Regular Mail:
USAA Investment Management Company
P.O. Box 659453
San Antonio, TX 78265-9825

Registered or Express Mail:
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, TX 78240

BANK WIRE

■
To add to your account or request a redemption by bank wire, visit us at usaa.com or call (800) 531-USAA (8722) for instructions. This helps to ensure that your account will be credited or debited promptly and correctly.

EFT

■	Additional purchases on a regular basis may be deducted electronically from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services

Prospectus | 35

       when opening an account or log on to usaa.com or call (800) 531-USAA (8722) to add them.

CHECKWRITING

■
Checks can be issued for the Virginia Money Market Fund account. You will not be charged for the use of checks or any subsequent reorders. You may write checks in the amount of $250 or more. Checks written for less than $250 may be returned unpaid. We reserve the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

USAA BROKERAGE SERVICES

■
To purchase new and additional shares or request a redemption in your USAA brokerage account, log on to usaa.com or call USAA Brokerage Services at (800) 531-USAA (8722) for instructions. Any purchases or redemption request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the applicable policies and procedures.

EXCHANGES

EXCHANGE PRIVILEGE

The exchange privilege is automatic when you complete your application. You may exchange shares among funds in the USAA family of funds, provided the shares to be acquired are offered in your state of residence. Only Virginia residents may exchange into a Virginia Fund.

Exchanges made through the USAA self-service telephone system and the Internet require an ESA on file. After we receive the exchange orders, the Funds’ transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined pursuant to the procedures set forth herein. See Effective Date on page 32. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the exchanged shares (which is generally the amount you paid when you originally purchased those shares) and the price of those shares when they are exchanged.

36 | USAA Virginia Funds

If your shares are held in your USAA brokerage account, please contact USAA Brokerage Services regarding exchange policies. These shares will become part of your USAA brokerage account, and any exchange request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the applicable policies and procedures.

The Funds have undertaken certain authentication procedures regarding telephone transactions as previously described. In addition, each fund reserves the right to terminate or change the terms of an exchange offer.

OTHER IMPORTANT INFORMATION
ABOUT PURCHASES AND REDEMPTIONS

ACCOUNT BALANCE

SAS may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) account; (3) all (non-IRA) money market fund accounts; and (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds.

EXCESSIVE SHORT-TERM TRADING

The USAA Funds generally are not intended as short-term investment vehicles (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Tax Exempt Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as “market timing.”

Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment by short-term traders. While there is no assurance that the USAA Funds can deter all excessive and short-term trading, the Board of Trustees of the USAA Funds has adopted the following policies (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Tax Exempt Short-Term Fund). These policies

Prospectus | 37

are designed to deter disruptive, excessive short-term trading without needlessly penalizing bona fide investors.

To deter such trading activities, the USAA Funds’ policies and procedures include that each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

THE FUNDS’ RIGHT TO REJECT PURCHASE AND EXCHANGE
ORDERS AND LIMIT TRADING IN ACCOUNTS

The USAA Funds’ main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the Funds deem that certain excessive short-term trading activities are not in the best interest of the Funds because such activities can hamper the efficient management of the Funds. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. The Funds also reserve the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of a Fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

■     Transactions in the money market funds, USAA Short-Term Bond Fund, and USAA Tax Exempt Short-Term Fund;

■     Purchases and sales pursuant to automatic investment or withdrawal plans;

■
Purchases and sales made through USAA Strategic Fund Adviser®, USAA Private Investment Management®, USAA College Savings Plan®, USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, or other designated USAA managed investment accounts;

■     Purchases and sales by the USAA institutional shares for use in USAA Target Retirement Funds; and

38 | USAA Virginia Funds

■	Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the fund.

If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading. The Funds or the Transfer Agent may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase USAA Fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to the short-term trading policies generally treat these omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account, unless the funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or USAA Funds will review net activity in these omnibus accounts for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review for and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined

Prospectus | 39

by us to be at least as stringent as the USAA Funds’ policy. For fund shares purchased through financial intermediaries there may be additional or more restrictive policies. You may wish to contact your financial intermediary to determine the policies applicable to your account.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds and can terminate such agreements at any time.

OTHER FUND RIGHTS

Each Fund reserves the right to:

■     Reject or restrict purchase or exchange orders when in the best interest of the Fund;

■     Limit or discontinue the offering of shares of the Fund without notice to the shareholders;

■     Calculate the NAV per share and accept purchase, exchange, and redemption orders on a business day that the NYSE is closed;

■
Require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the SAI contains information on acceptable guarantors);

■     Redeem an account with less than $250, with certain limitations; and

■     Restrict or liquidate an account when necessary or appropriate to comply with federal law.

■	In addition, the Virginia Money Market Fund reserves the right to suspend redemptions as provided under SEC rules applicable to money market funds.

SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION

The price at which Fund shares are purchased and redeemed is equal to the NAV per share determined on the effective date of the purchase or redemption. Each Fund’s NAV per share is calculated by adding the value of the Fund’s assets (i.e., the value of its investment in the Fund

40 | USAA Virginia Funds

and other assets), deducting liabilities, and dividing by the number of shares outstanding. You may buy and sell Fund shares at the NAV per share without a sales charge. Each Fund’s NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

VALUATION OF SECURITIES

Securities of the Virginia Bond Fund with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Fund’s Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. In addition, securities purchased with original or remaining maturities of 60 days or less and all securities of the Virginia Money Market Fund may be valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Investments in open-end investment companies are valued at their NAV at the end of each business day. Futures contracts are valued at the last quoted sales price at the close of market on the principal exchange on which they are traded. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith by us at fair value using valuation procedures approved by the Funds’ Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.

Prospectus | 41

Fair value methods used by the Virginia Bond Fund include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influences the market in which the securities are purchased and sold.

For additional information on how securities are valued, see Valuation of Securities in the Funds’ SAI.

DIVIDENDS AND OTHER DISTRIBUTIONS

Distributions from each Fund’s net investment income are declared daily and paid on the last business day of the month. Dividends begin accruing on shares the day following their purchase date. When buying shares of the Virginia Money Market Fund through a federal funds wire, however, you can begin earning dividends immediately on the day your instructions to purchase are received if you pay for your purchase by bank wire transfer prior to 10:30 a.m. Eastern time on the same day. For both Funds, dividends continue to accrue to the effective date of redemption. If you redeem shares of the Virginia Money Market Fund with a same-day wire request before 10:30 a.m. Eastern time, however, the shares will not earn dividends that day.

Ordinarily, any net realized capital gain distributions will be paid in December of each year. The Funds may make additional distributions to shareholders when considered appropriate or necessary. For example, a Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in additional shares of the distributing Fund unless you request to receive these distributions by way of EFT. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any capital gain distributions made by the Virginia Bond Fund will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Virginia Bond Fund shortly before any capital gain distribution. Some or all of these distributions are subject to taxes. We will invest in your account any dividend or other distribution returned to us by your financial institution at the current NAV per share.

42 | USAA Virginia Funds

TAXES

This tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus. Dividends a Fund pays that is attributable to the tax-exempt interest it earns in excess of certain disallowed deductions (exempt-interest dividends) are excludable from its shareholders’ gross income for federal income tax purposes. While we manage the Funds so that at least 80% of each Fund’s annual interest income will be exempt from federal and Virginia state income taxes, we may invest up to 20% of each Fund’s assets in securities that generate income not exempt from those taxes. The income exemption for federal income tax purposes does not necessarily mean that the income is exempt under the income or other tax laws of any state or local taxing authority. Distributions of a Fund’s interest income also may be a tax preference item for purposes of the federal AMT. As discussed earlier on page 19, net capital gain distributed by or reinvested in a Fund will be taxable. In addition, gains, if any, on the redemption of a Fund’s shares are taxable. A 15% maximum federal income tax rate will apply to individual shareholders through December 31, 2010, for (1) gains on redemptions of Fund shares held for more than one year and (2) a Fund’s distributions from net gains on the sale or exchange of the Fund’s capital assets held for more than one year. Although that rate also applies to certain taxable dividends, it is not expected that either Fund’s income dividends will qualify for that rate. Because each investor’s tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

Distributions from the Fund that do not qualify as “exempt-interest dividends” and gains recognized from the sales or other dispositions of Fund shares will be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” beginning in 2013, for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly).

■ Withholding

Federal law requires each Fund to withhold (referred to as “backup withholding”) and remit to the U.S. Treasury 28% of (1) taxable income dividends, capital gain distributions, and proceeds of redemptions (other than redemptions of Virginia Money Market Fund shares) otherwise payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and distributions otherwise payable to any such shareholder who:

Prospectus | 43

■     Underreports dividend or interest income or

■     Fails to certify that he or she is not subject to backup withholding.

To avoid this withholding requirement, you must certify, on your application or on a separate IRS Form W-9 supplied by the Funds’ transfer agent, that your taxpayer identification number is correct and you currently are not subject to backup withholding.

■ Reporting

Each Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes, including the portion of the dividends, if any, constituting a tax preference item for purposes of the federal AMT and the percentage and source (by state) of interest income earned on tax-exempt securities held by that Fund during the preceding year.

VIRGINIA TAXATION

The following is only a summary of some of the important Virginia personal income tax considerations generally affecting the Funds and their shareholders. This discussion is not intended as a substitute for careful planning. As a potential investor in the Funds, you should consult your tax adviser with specific reference to your own tax situation.

Dividends paid by the Funds and derived from interest on obligations of the Commonwealth of Virginia (the Commonwealth) or of any political subdivision or instrumentality of the Commonwealth, or derived from obligations or securities of the United States, which pay interest or dividends excludable from Virginia taxable income under the laws of the United States, will be exempt from the Virginia income tax. Dividends (1) paid by the Funds, (2) excluded from gross income for federal income tax purposes, and (3) derived from interest on obligations of certain territories and possessions of the United States (those issued by Puerto Rico, the Virgin Islands, or Guam) will be exempt from the Virginia income tax. To the extent a portion of the dividends is derived from interest on obligations other than those described above, such portion will be subject to the Virginia income tax even though it may be excludable from gross income for federal income tax purposes.

Distributions from the Funds derived from long-term capital gains on the sale or exchange by the Funds of obligations of the Commonwealth, any political subdivision or instrumentality of the Commonwealth, or the United States will be exempt from Virginia income tax. Distributions from the Funds of all other long-term capital gains and all short-term

44 | USAA Virginia Funds

capital gains realized by the Funds generally will be taxable to you regardless of how long you have held the shares.

SHAREHOLDER MAILINGS

■ Householding

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Funds’ most recent financial reports and prospectus even if you or a family member owns more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please contact us and we will begin your individual delivery within 30 days of your request.

■ Electronic Delivery

Log on to usaa.com and sign up to receive your statements, confirmations, financial reports, and prospectuses via the Internet instead of through the mail.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all income dividends and capital gain distributions).

The information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

Prospectus | 45

■ Virginia Bond Fund ■

				Year Ended March 31,
	2010		2009	2008	2007	2006

Net asset value at beginning of period	$10.23		$10.88	$11.53	$11.52	$11.60
Income (loss) from investment operations:
Net investment income	0.50		0.51	0.50	0.49	0.50
Net realized and unrealized gain (loss)	0.73		(0.65)	(0.63)	0.07	(0.08)
Total from investment operations	1.23		(0.14)	(0.13)	0.56	0.42
Less distributions from:
Net investment income	(0.50)		(0.51)	(0.50)	(0.49)	(0.50)
Realized capital gains	—		—	(0.02)	(0.06)	—
Total distributions	(0.50)		(0.51)	(0.52)	(0.55)	(0.50)
Net asset value at end of period	$10.96		$10.23	$10.88	$11.53	$11.52
Total return (%)*	12.23	(a)	(1.29)	(1.17)	4.99	3.61
Net assets at end of period (000)	$573,840		$506,576	$533,782	$551,994	$533,400
Ratios to average net assets:**
Expenses (%)(b)	0.49	(a)	0.52	0.54	0.58	0.58
Net investment income (%)	4.66		4.84	4.42	4.25	4.25
Portfolio turnover (%)	3		1	19	40	28

*
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

**	For the year ended March 31, 2010, average net assets were $546,064,000.

(a)
During the year ended March 31, 2010, SAS reimbursed the Fund $11,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund’s total return was less than 0.01%. The reimbursement decreased the Fund’s expense ratios by less than 0.01%. This decrease is excluded from the expense ratio above.

(b)	Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios as follows:

		(.00%)†	(.00%)†	(0.01%)	(0.01%)	(.00%)†
†	Represents less than 0.01% of average net assets.

46 | USAA Virginia Funds

■ Virginia Money Market Fund ■

					Year Ended March 31,
	2010		2009		2008		2007	2006
Net asset value at beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	0.00	(a)	0.02		0.03		0.03	0.02
Net realized gain	0.00	(a)	0.00	(a)	0.00	(a)	—	—
Total from investment operations	0.00	(a)	0.02		0.03		0.03	0.02
Less distributions from:
Net investment income	(.00)	(a)	(0.02)		(0.03)		(0.03)	(0.02)
Realized capital gains	(.00)	(a)	(.00)	(a)	(.00)	(a)	—	—
Total distributions	(.00)	(a)	(0.02)		(0.03)		(0.03)	(0.02)
Net asset value at end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (%)*	0.22	(b)	1.61		3.06		3.08	2.29
Net assets at end of period (000)	$226,057		$255,858		$259,588		$221,034	$214,549
Ratios to average net assets:**
Expenses (%)(c)	0.50	(b),(d)	0.56		0.54		0.56	0.53
Expenses, exlcuding reimbursements (%)(c)	0.58	(b)	—		—		—	—
Net investment income (%)	0.20		1.57		3.00		3.04	2.28

*
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return.

**	For the year ended March 31, 2010, average net assets were $243,016,000.

(a)	Represents less than $0.01 per share.

(b)
During the year ended March 31, 2010, SAS reimbursed the Fund $6,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund’s total return was less than 0.01%. The reimbursement decreased the Fund’s expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.

(c)	Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios by less than 0.01%.

(d)
Effective November 2, 2009, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund’s expenses and attempt to prevent a negative yield.

Prospectus | 47

APPENDIX A

Taxable-Equivalent Yield Table for 2010

Combined 2010 Federal Income Tax and Virginia State Personal Income Tax Rates

Assuming a Federal Marginal Tax Rate of:	25.00%	28.00%	33.00%	35.00%

and a State Rate of:	5.75%	5.75%	5.75%	5.75%

The Effective Marginal Tax Rate Would be:	29.31%(a)	32.14%(b)	36.85%(c)	38.74%(d)

To Match a Double Tax-Free Yield of: A Fully Taxable Investment Would Have to Pay You:

1.00%	1.41%	1.47%	1.58%	1.63%
1.50%	2.12%	2.21%	2.38%	2.45%
2.00%	2.83%	2.95%	3.17%	3.26%
2.50%	3.54%	3.68%	3.96%	4.08%
3.00%	4.24%	4.42%	4.75%	4.90%
3.50%	4.95%	5.16%	5.54%	5.71%
4.00%	5.66%	5.89%	6.33%	6.53%
4.50%	6.37%	6.63%	7.13%	7.35%
5.00%	7.07%	7.37%	7.92%	8.16%
5.50%	7.78%	8.10%	8.71%	8.98%
6.00%	8.49%	8.84%	9.50%	9.79%
6.50%	9.20%	9.58%	10.29%	10.61%
7.00%	9.90%	10.32%	11.09%	11.43%

(a)      Federal Rate of 25.00%  +  (Virginia State Rate of 5.75% x (1-25.0%))

(b)      Federal Rate of 28.00%  +  (Virginia State Rate of 5.75% x (1-28.0%))

(c)      Federal Rate of 33.00%  +  (Virginia State Rate of 5.75% x (1-33.0%))

(d)      Federal Rate of 35.00%  +  (Virginia State Rate of 5.75% x (1-35.0%))

A fully taxable investment is a bond that pays taxable interest or a mutual fund that pays dividends that are attributable to taxable interest.

This table is a hypothetical illustration and should not be considered an indication of Fund performance of any of the USAA family of funds.

These rates were selected as examples that would be relevant to most taxpayers.

48| USAA Virginia Funds

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If you would like more information about the Funds, you may call (800) 531-USAA (8722) to request a free copy of the Funds’ statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Funds. The SAI has been filed with the SEC and is incorporated by reference to and legally a part of this prospectus. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. The Funds’ annual and semiannual reports also may be viewed, free of charge, on usaa.com. A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. The SAI is not available on usaa.com because of cost considerations and lack of investor demand.

To view these documents, along with other related documents, you may visit the EDGAR database on the SEC’s website (www.sec.gov) or the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Additionally, copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-1520.

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 17000-0810                                                                                                                    Investment Company Act File No. 811-7852                                              ©2010, USAA. All rights reserved.                                                                                                                                                                                    Recycled Paper

Part B

Statement of Additional Information for the
Tax Exempt Long-Term, Tax Exempt Intermediate-Term,
Tax Exempt Short-Term, and Tax Exempt Money Market Funds

[Missing Graphic Reference]	USAA MUTUAL FUNDS TRUST	STATEMENT OF ADDITIONAL INFORMATION AUGUST 1, 2010

Tax Exempt Long-Term Fund (USTEX)
Tax Exempt Intermediate-Term Fund (USATX)
Tax Exempt Short-Term Fund (USSTX)
Tax Exempt Money Market Fund (USEXX)

USAA MUTUAL FUNDS TRUST (the Trust) is an open-end management investment company offering shares of forty-six no-load mutual funds, four of which are described in this Statement of Additional Information (SAI): the Tax Exempt Long-Term Fund, Tax Exempt Intermediate-Term Fund, Tax Exempt Short-Term Fund, and Tax Exempt Money Market Fund (collectively, the Funds). The Tax Exempt Long-Term Fund, Tax Exempt Intermediate-Term Fund, Tax Exempt Short-Term Fund offer two classes of shares, retail and adviser shares. The Trust has the ability to offer additional funds or classes of shares. The Adviser Shares are a separate share class of its respective USAA fund and is not a separate mutual fund. The Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services. Each Fund is classified as diversified and has a common investment objective of providing investors with interest income that is exempt from federal income tax. The Tax Exempt Money Market Fund has a further objective of preserving capital and maintaining liquidity.

You may obtain a free copy of the prospectus dated August 1, 2010, for the Funds by writing to USAA Mutual Funds Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free (800) 531-USAA (8722). You also may request a free copy be sent to you via e-mail. The prospectus provides the basic information you should know before investing in the Funds. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in the prospectus. It is intended to provide you with additional information regarding the activities and operations of the Trust and the Funds, and should be read in conjunction with the prospectus.

The financial statements of the Funds and the Independent Registered Public Accounting Firm’s Report thereon for the fiscal year ended March 31, 2010, are included in the annual report to shareholders of that date and are incorporated herein by reference. The annual report to shareholders is available, without charge, by writing or calling, the Trust at the above address or toll-free phone number.

Page		Page
2	Valuation of Securities	24	Trustees and Officers of the Trust
3	Conditions of Purchase and Redemption	34	The Trust’s Manager
3	Additional Information Regarding Redemption of Shares	38	Portfolio Manager Disclosure
6	Investment Plans	40	Portfolio Holdings Disclosure
7	Investment Policies	41	General Information
17	Investment Restrictions	41	Appendix A – Tax-Exempt Securities and Their Ratings
18	Portfolio Transactions
20	Fund History and Description of Shares
21	Tax Considerations

VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

A Fund’s NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE currently is scheduled to be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Each Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

The investments of the Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Trust’s Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sale price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Investments in open-end investment companies are valued at their NAV at the end of each business day. Futures contracts are valued at the last quoted sales price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale on the prior trading date if it is within the spread between the closing bid and asked price closest to the last reported sale price. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV. Securities with original or remaining maturities of 60 days or less may be stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a Fund’s shares, are valued in good faith by the Manager fair value using valuation procedures approved by the Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotations systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

The Tax Exempt Money Market Fund’s securities are valued at amortized cost, which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

2

The valuation of the Tax Exempt Money Market Fund’s portfolio instruments based upon their amortized cost is subject to the Fund’s adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 60 days and a weighted average life of no more than 120 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

The Board of Trustees has established procedures designed to stabilize the Tax Exempt Money Market Fund’s price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1 NAV per share. Such procedures include review of the Fund’s holdings at such intervals as is deemed appropriate to determine whether the Fund’s NAV calculated by using available market quotations deviates from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Trustees will take such corrective action as it regards as necessary and appropriate. Such action may include, among other options, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, establishing an NAV per share by using available market quotations, or suspending redemptions to the extent permitted under SEC rules.

The Tax Exempt Money Market Fund utilizes short-term credit ratings from the following designated nationally recognized statistical rating organizations (NRSROs) to determine whether a security is eligible for purchase by the Fund under applicable securities laws. The Board of Trustees of the Trust has designated the following four NRSROs as the Designated NRSROs of the Tax Exempt Money Market Fund: (1) Moody’s Investors Service (Moody’s), (2) Standard & Poor’s Ratings Group (S&P), (3) Fitch Ratings (Fitch), and (4) Dominion Bond Rating Service Limited (Dominion).

 CONDITIONS OF PURCHASE AND REDEMPTION

Nonpayment

If any order to purchase shares is canceled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $29 fee is charged for all returned items, including checks and electronic funds transfers.

Transfer of Shares

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred and the signatures of all registered owners. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as marriage or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

  ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund’s portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares of a Fund, depending upon the price when redeemed.

3

The Board of Trustees may cause the redemption of an account with a balance of less than $250 provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 30 days’ prior written notice of the proposed redemption has been sent to you. The Trust, subject to approval of the Board of Trustees, anticipates closing certain small accounts yearly. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Trustees.

The Trust reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Trust normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Trust’s investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Trust’s shareholders.

For the mutual protection of the investor and the Funds, the Trust may require a signature guarantee. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual’s commanding officer.

Fund Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts

The USAA Funds’ main safeguard against excessive short-term trading is its right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the Funds deem that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of the fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. The Funds also reserve the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of a fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

▪      Transactions in the money market funds, USAA Short-Term Bond Fund, and USAA Tax Exempt Short Term Fund;

▪      Purchases and sales pursuant to automatic investment or withdrawal plans;

▪      Purchases and sales made through USAA Strategic Fund Adviser®, USAA Private Investment Management®, USAA College Savings Plan®, USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, or other designated USAA managed investment accounts;

▪      Purchases and sales by the USAA Institutional Shares for use in USAA Target Retirement Funds; and

▪      Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the fund.

4

If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading. The Funds or the Transfer Agent may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase USAA Fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to short-term trading policies generally treat these omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account unless the funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or USAA Funds will review net activity in these omnibus accounts for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Fund’s policy. For fund shares purchased through financial intermediaries there may be additional or more restrictive policies. You may wish to contact your financial intermediary to determine the policies applicable to your account.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds, and can terminate such agreements at any time.

Redemption by Check

Shareholders in the Short-Term Fund or Tax Exempt Money Market Fund may request that checks be issued for their accounts. Checks must be written in amounts of at least $250.

Checks issued to shareholders of either Fund will be sent only to the person in whose name the account is registered. The checks must be manually signed by the registered owner(s) exactly as the account is registered. You will continue to earn dividends until the shares are redeemed by the presentation of a check.

When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares from your account will be redeemed to cover the amount of the check. If the account balance is not adequate to cover the amount of a check, the check will be returned unpaid. A check drawn on an account in the Short-Term Fund may be returned for insufficient funds if the NAV per share of that Fund declines over the time between the date the check was written and the date it was presented for payment. Because the value of an account in either the

5

Short-Term Fund or Tax Exempt Money Market Fund changes as dividends are accrued on a daily basis, checks may not be used to close an account.

The checkwriting privilege is subject to the customary rules and regulations of Boston Safe Deposit and Trust Company, an affiliate of Mellon Bank, N.A. (Boston Safe) governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.

The Trust reserves the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $29 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

The Trust, the Transfer Agent, and Boston Safe each reserves the right to change or suspend the checkwriting privilege upon 30 days’ written notice to participating shareholders.

You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. The Transfer Agent will charge you $20 for each stop payment you request.

Redemption by Bill Pay

Shareholders in the Tax Exempt Money Market Fund may request through usaa.com that their money market account be debited to pay certain USAA bills for which they are personally obligated to pay. USAA Bill Pay will not allow shareholders to make payments on bills for which they are not obligated to pay. Consent of joint account owners is not required to pay bills that an individual shareholder is solely and personally obligated to pay.

  INVESTMENT PLANS

The Trust makes available the following investment plans to shareholders of all the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase or withdraw shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day prior to the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications or sign up online at usaa.com.

Automatic Purchase of Shares

InvesTronic® – The regular purchase of additional shares through electronic funds transfers from a checking or savings account. You may invest as little as $50 per transaction.

Direct Purchase Service – The periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

Direct Deposit Program – The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

Government Allotment – The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

6

Automatic Purchase Plan – The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

Buy/Sell Service – The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a “buy” or “sell” whenever you choose.

Directed Dividends – If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

Participation in these systematic purchase plans allows you to engage in dollar-cost averaging.

Systematic Withdrawal Plan

If you own shares in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks made payable to an entity unaffiliated with United Services Automobile Association (USAA). You also may elect to have such withdrawals invested in another USAA Fund.

This plan may be initiated on usaa.com or by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Trust will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains. Withdrawals that exceed the value in your account will be processed for the amount available and the plan will be canceled.

Each redemption of shares of a Fund may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

  INVESTMENT POLICIES

The sections captioned Investment Objective and Principal Investment Strategy in each Fund’s prospectus describe the investment objective(s) and the investment policies applicable to each Fund. There can, of course, be no assurance that each Fund will achieve its investment objective(s). Each Fund’s objective(s) is not a fundamental policy and may be changed upon notice to, but without the approval of, the Funds’ shareholders. If there is a change in the investment objective of a Fund, the Fund’s shareholders should consider whether the Fund remains an appropriate investment in light of then-current needs. The following is provided as additional information about the investment policies of the Funds. Unless described as a principal investment policy in a Fund’s prospectus, these represent the non-principal investment policies of the Funds.

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Temporary Defensive Policy

Each Fund may, on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in short-term securities the interest on which is not exempt from federal income tax. Such taxable securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker’s acceptances of similar banks; commercial paper; and other corporate debt obligations.

Calculation of Dollar-Weighted Average Portfolio Maturities

Dollar-weighted average portfolio maturity is derived by multiplying the value of each debt instrument by the number of days remaining to its maturity, adding the results of these calculations, and then dividing the total by the value of a Fund’s debt instruments. An obligation’s maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

With respect to obligations held by the Tax Exempt Long-Term Fund, the Tax Exempt Intermediate-Term Fund, and the Tax Exempt Short-Term Fund, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity. In addition, for purposes of these Funds’ investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

Finally, for purposes of calculating the weighted average portfolio maturity of these Funds, the maturity of a debt instrument with a periodic interest reset date will be deemed to be the next reset date, rather than the remaining stated maturity of the instrument if, in the judgment of the Manager, the periodic interest reset features will result in the instrument’s being valued in the market as though it has the earlier maturity.

The Tax Exempt Money Market Fund will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act).

Periodic Auction Reset Bonds

Each Fund’s (other than the Tax-Exempt Money Market Fund’s) assets may be invested in tax-exempt periodic auction reset bonds. Periodic auction reset bonds are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the weighted average portfolio maturity of each Fund (except for the Tax-Exempt Money Market Fund), the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a long remaining stated maturity (i.e., ten years or more), however, could have greater market risk than fixed short-term debt instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

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Diversification

Each Fund intends to be diversified as defined in the 1940 Act and to satisfy the restrictions against investing too much of its assets in any “issuer” as set forth in the prospectus. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority, or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-government user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of that government or other entity.

Section 4(2) Commercial Paper and Rule 144A Securities

Each Fund may invest in commercial paper issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (1933 Act) (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

Each Fund may also purchase restricted securities eligible for resale to “qualified institutional buyers” pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

Liquidity Determinations

The Board of Trustees has adopted guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, certain restricted debt securities that are subject to put or demand features exercisable within seven days (Demand Feature Securities) and other securities (whether registered or not) that may be considered illiquid before or after purchase due to issuer bankruptcy, delisting, thin or no trading, SEC  guidance, or similar factors (other securities) may be determined to be liquid for purposes of complying with SEC limitations applicable to each Fund’s investments in illiquid securities. In determining the liquidity of municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and other securities the Manager will, pursuant to the Board Adopted Liquidity Procedures, among other things, consider the following factors established by the Board of Trustees: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider’s outstanding debt and financial statements and general economic conditions.

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Illiquid Securities

Up to 15% of each of the Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Fund's net assets, and up to 5% of the Tax Exempt Money Market Fund’s net assets, may be invested in securities that are illiquid. Illiquid securities are generally those securities that a Fund cannot expect to sell or dispose of in the ordinary course of business within seven days or less at approximately the value ascribed to such securities. Municipal lease obligations and certain restricted securities may be determined to be liquid in accordance with the guidelines established by the Trust’s Board of Trustees.

Adjustable-Rate Securities

Each Fund’s assets may be invested in adjustable-rate securities. Similar to variable-rate demand notes, the interest rate on such securities is adjusted periodically to reflect current market conditions. Generally, the security’s yield is based on a U.S. dollar-based interest rate benchmark such as the London Interbank Offered Rate or the SIFMA Municipal Swap Index Yield. These interest rates are adjusted at a given time, such as weekly or monthly or upon change in the interest rate benchmark. The yields are closely correlated to changes in money market interest rates. However, these securities do not offer the right to sell the security at face value prior to maturity.

Variable-Rate and Floating-Rate Securities

Each Fund may invest in variable-rate and floating-rate securities, which bear interest at rates that are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held. Because the interest rates of variable-rate and floating-rate securities are periodically adjusted to reflect current market rates, the market value of the variable-rate and floating-rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates. The market value of variable-rate and floating-rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Variable-Rate Demand Notes

Each Fund’s assets may be invested in tax-exempt securities, which provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

In the case of the Tax Exempt Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

Zero Coupon Bonds

Each Fund’s assets may be invested in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

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Synthetic Instruments

Each Fund’s assets may be invested in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or if interest on the underlying bond loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund’s holding an instrument for a longer period of time than originally anticipated.

Put Bonds

Each Fund may invest in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the Tax Exempt Money Market Fund is determined as stated under Variable Rate Demand Notes.

Lending of Securities

Each Fund may lend its securities in accordance with a lending policy that has been authorized by the Trust’s Board of Trustees and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Fund in an amount at least equal to the fair value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund’s total assets. The Fund may terminate a loan at any time.

Repurchase Agreements

Each Fund may invest up to 5% of its total assets in repurchase agreements. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation to the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. In these

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transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund’s custodian or special “tri-party” custodian until repurchased. If the seller defaults and the value of the underlying security declines, a Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. The interest from repurchase agreements will not qualify as tax-exempt income when distributed by a Fund.

When-Issued or Delayed-Delivery Securities

Each Fund may invest in new issues of tax-exempt securities offered on a when-issued or delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

Tax-exempt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way as other debt securities held in a Fund’s portfolio; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public’s perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that a Fund will be able to meet its obligation to pay for the when-issued or delayed-delivery securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued or delayed-delivery commitments. The segregated securities are valued at market, and any necessary adjustments are made to keep the value of the cash and/or segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date of the when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Trust’s payment obligations).

Municipal Lease Obligations

Each Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality’s taxing power is pledged, although the lease obligation is ordinarily backed by the municipality’s covenant to budget for the payments due under the lease obligation.

Certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor, (2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

Securities of Other Investment Companies

Each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 NAV per share, i.e., “money market” funds. In addition, each Fund (except the Tax Exempt Money Market Fund) may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund

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itself is permitted to invest. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. Each Fund’s investments in securities issued by other investment companies are subject to statutory limitations prescribed by the 1940 Act.

Derivatives

Each Fund (other than the Tax Exempt Money Market Fund) may buy and sell certain types of derivatives, such as  inverse floating rate securities, futures contracts, options on futures contracts, and swaps (each as described below) under circumstances in which such instruments are expected by the Manager to aid in achieving the Fund’s investment objective. A Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

Derivatives, such as futures contracts, options on futures contracts, and swaps enable a Fund to take both “short” positions (positions which anticipate a decline in the market value of a particular asset or index) and “long” positions (positions which anticipate an increase in the market value of a particular asset or index). A Fund may also use strategies, which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

The Manager may enter into derivative positions for a Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect a Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or “anticipatory” hedge). Non-hedging strategies include strategies designed to produce incremental income or “speculative” strategies, which are undertaken to equitize the cash or cash equivalent portion of a Fund’s portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

Inverse Floating Rate Securities

We may invest up to 10% of each Fund’s (except the Tax Exempt Money Market Fund’s) net assets  in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). In creating such a security, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically seven days or less. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Funds will seek to buy these securities at attractive values and yields that more than compensate the Funds for the securities’ price volatility.

Futures Contracts

Each Fund (other than the Tax Exempt Money Market Fund) may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of

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assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. A Fund will initially be required to deposit with the Trust’s custodian or the futures commission merchant effecting the futures transaction an amount of “initial margin” in cash or securities, as permitted under applicable regulatory policies.

Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called “maintenance or variation margin”) to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as “marking to market.” For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will terminate the Fund’s position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

Cover

Transactions using certain derivative instruments expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover in accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options on Futures Contracts

Each Fund (other than the Tax-Exempt Money Market Fund) may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Limitations and Risks of Options on Futures and Futures Activity

As noted above, each Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. Each Fund’s ability to

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hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options on futures.

Non-hedging strategies typically involve special risks. The profitability of each Fund’s non-hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options on futures may be closed out only on an exchange that provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option on futures at any specific time. Thus, it may not be possible to close such an option on futures or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Management of the Trust has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.

Swap Arrangements

Each Fund (other than the Tax-Exempt Money Market Fund) may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap, a Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap, a Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, a Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

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Each Fund (other than the Tax-Exempt Money Market Fund) may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

Most swaps entered into by a Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having a daily NAV equal to any excess of the Fund’s accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund’s obligations. Collateral is treated as illiquid.

These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of each Fund’s portfolio. However, each Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, a Fund is dependent upon the creditworthiness and good faith of the counterparty. Each Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

Tax Exempt Liquidity Protected Preferred Shares

Each Fund’s assets may be invested in tax-exempt liquidity protected preferred shares (or similar securities).  Liquidity protected preferred shares (“LPP shares”) are generally designed to pay dividends that reset on or about every seven days in a remarketing process.  Under this process, the holder of an LPP share generally may elect to tender the share or hold the share for the next dividend period by notifying the remarketing agent in connection with the remarketing for that dividend period.  If the holder does not make an election, the holder will continue to hold the share for the subsequent dividend period at the applicable dividend rate determined in the remarketing process for that period. LPP shares possess an unconditional obligation from a liquidity provider (typically a high quality bank) to purchase, at a price equal to the par amount of the LPP shares plus accrued dividends, all LPP shares that are subject to sale and not remarketed.

The applicable dividend rate for each dividend period typically will be the dividend rate per year that the remarketing agent determines to be the lowest rate that will enable it to remarket on behalf of the holders thereof the LPP shares in such remarketing and tendered to it on the remarketing date.  If the remarketing agent is unable to remarket all LPP shares tendered to it and the liquidity provider is required to purchase the shares, the applicable dividend rate may be different.  The maturity of LPP shares will be deemed to be the date on which the underlying principal amount may be recovered or the next dividend rate adjustment date consistent with applicable regulatory requirements. LPP shares generally are issued by registered and unregistered pooled investment vehicles that use the proceeds to purchase medium- and long-term investments to seek higher yields and for other purposes.

LPP shares are subject to certain risks, including the following.  Since mid-February 2008, existing markets for remarketed and auction preferred and debt securities generally have become illiquid and many investors have not been able to sell their securities through the regular remarketing or auction process.  Although LPP shares provide

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liquidity protection through the liquidity provider, it is uncertain, particularly in the near term, whether there will be a revival of investor interest in purchasing securities sold through remarketings.  There is also no assurance that the liquidity provider will be able to fulfill its obligation to purchase LPP shares subject to sell orders in remarketings that are not otherwise purchased because of insufficient clearing bids.  If there are insufficient clearing bids in a remarketing and the liquidity provider is unable to meet its obligations to purchase the shares, the fund may not be able to sell some or all of the LPP shares it holds.  In addition, there is no assurance that the issuer of the LPP shares will be able to renew the agreement with the liquidity provider when its term has expired or that it will be able to enter into a comparable agreement with another suitable liquidity provider if such event occurs or if the liquidity agreement between the issuer and the liquidity provider is otherwise terminated.

Because of the nature of the market for LPP shares, the fund may receive less than the price it paid for the shares if it sells them outside of a remarketing, especially during periods when remarketing does not attract sufficient clearing bids or liquidity in remarketings is impaired and/or when market interest rates are rising.  Furthermore, there can be no assurance that a secondary market will exist for LPP shares or that the fund will be able to sell the shares it holds outside of the remarketings conducted by the designated remarketing agent at any given time.

A rating agency could downgrade the ratings of LPP shares held by the fund or securities issued by the liquidity provider, which could adversely affect the liquidity or value in the secondary market of the LPP shares.  It is also possible that an issuer of LPP shares may not earn sufficient income from its investments to pay dividends on the LPP shares.  In addition, it is possible that the value of the issuer’s investment portfolio will decline due to, among other things, increases in long-term interest rates, downgrades or defaults on investments it holds and other market events, which would reduce the assets available to meet its obligations to holders of its LPP shares. In this connection, many issuers of LPP shares invest in non-investment grade bonds, also known as “junk” bonds. These securities are predominantly speculative because of the credit risk of their issuers. While offering a greater potential opportunity for capital appreciation and higher yields, non-investment grade bonds typically entail greater potential price volatility and may be less liquid than higher-rated securities. Issuers of non-investment grade bonds are more likely to default on their payments of interest and principal owed and such defaults will reduce the value of the securities they issue. The prices of these lower rated obligations are more sensitive to negative developments than higher rated securities. Adverse business conditions, such as a decline in the issuer’s revenues or an economic downturn, generally lead to a higher non-payment rate.  In addition, a security may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates.

In addition, LPP shares are a new type of investment, the terms of which may change in the future in response to regulatory or market developments.  LPP shares currently are issued in reliance on guidance provided by the SEC and the IRS. It is possible that the SEC and the IRS could issue new guidance or rules that supersede and nullify all or a portion of this guidance. If this happens, investors may not be able to rely on the current guidance applicable to LPP shares, which could adversely impact the value and liquidity of the fund’s investment in LLP shares, the tax treatment of investments in LPP shares, or the ability of the fund to invest in LPP shares.

  INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust for each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund’s outstanding voting securities. The investment restrictions of one Fund may be changed without affecting those of any other Fund.

Under the restrictions, each Fund:

(1)	may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable relief.

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(2)
may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

(3)	may not issue senior securities, except as permitted under the 1940 Act.

(4)
may not underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

(5)	may make loans only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

(6)
may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Bond Funds from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

(7)	may not purchase or sell real estate, but this shall not prevent investments in tax-exempt securities secured by real estate or interests therein.

Additionally, during normal market conditions, at least 80% of each Fund’s annual income will be excludable from gross income for federal income tax purposes.

Additional Restriction

The following restriction is not considered to be a fundamental policy of the Funds. The Board of Trustees may change this additional restriction without notice to or approval by the shareholders.

Each Fund may not invest more than 15% (5% with respect to the Tax Exempt Money Market Fund) of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

  PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement, and subject to the general control of the Trust’s Board of Trustees, places all orders for the purchase and sale of Fund securities. Purchases of Fund securities are made either directly from the issuer or from dealers who deal in tax-exempt securities. The Manager may sell Fund securities prior to maturity if circumstances warrant and if it believes such disposition is advisable. In connection with portfolio transactions for the Trust, the Manager seeks to obtain the best available net price and most favorable execution for its orders.

The Manager has no agreement or commitment to place transactions with any broker-dealer and no regular formula is used to allocate orders to any broker-dealer. However, the Manager may place security orders with brokers or dealers who furnish research and brokerage services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services would be generated through underwriting concessions from purchases of new issue fixed income securities. Such research and brokerage services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing or

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selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party databases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. Thus, the Manager may be able to supplement its own information and to consider the views and information of other research organizations in arriving at its investment decisions. If such information is received and it is in fact useful to the Manager, it may tend to reduce the Manager’s costs.

The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. In evaluating the performance of the brokers and dealers, the Manager considers whether the broker-dealer has generally provided the Manager with the best overall terms available, which includes obtaining the best available price and most favorable execution. The receipt of research from broker-dealers that execute transactions on behalf of the Trust may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers that have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Trust. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Trust. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See The Trust’s Manager.

Securities of the same issuer may be purchased, held or sold at the same time by the Trust for any or all of its Funds, or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Trust, as well as the Manager’s other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Trust with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Trust. In some instances, this procedure may affect the price and size of the position obtainable for the Trust.

The tax-exempt securities market is typically a “dealer” market in which investment dealers buy and sell bonds for their own accounts, rather than for customers, and although the price may reflect a dealer’s mark-up or mark-down, the Trust pays no brokerage commissions as such. In addition, some securities may be purchased directly from issuers.

The Manager directed a portion of the Funds’ transactions to certain broker-dealers that provided the Manager with research, analysis, advice, and similar services. For the fiscal year ended March 31, 2010, such transactions and related underwriting concessions amounted to the following:

Fund	Transaction Amount	Underwriting Concessions
Tax Exempt Long-Term	$15,723,839	$79,250
Tax Exempt Intermediate-Term	$49,969,210	$261,844
Tax Exempt Short-Term	$28,763,282	$95,413
Tax Exempt Money Market	$11,124,373	$16,500

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Portfolio Turnover Rates

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year.

The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds’ portfolios appropriate in view of each Fund’s investment objective. For example, securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities. Each of the Funds (except the Tax Exempt Money Market Fund) may purchase or sell securities solely to achieve short-term trading profits. These activities may increase the portfolio turnover rate for the Fund, which may result in the Fund incurring higher brokerage costs and realizing more taxable gains than would otherwise be the case in the absence of such activities.

For the last two fiscal years ended March 31, the Funds’ portfolio turnover rates were as follows:

FUND	2009	2010
Tax Exempt Long-Term	13%	8%
Tax Exempt Intermediate-Term	13%	7%
Tax Exempt Short-Term	24%	16%

Portfolio turnover rates have been calculated excluding short-term variable rate securities, which are those with put date intervals of less than one year.

  FUND HISTORY AND DESCRIPTION OF SHARES

The Trust, formerly known as USAA State Tax-Free Trust, is an open-end management investment company established as a statutory trust under the laws of the state of Delaware pursuant to a Master Trust Agreement dated June 21, 1993, as amended. The Trust is authorized to issue shares of beneficial interest in separate portfolios. Forty-six such portfolios have been established, four of which are described in this SAI. The Trust is permitted to offer additional funds or classes of shares.  Each class of shares of a Fund is a separate share class of that Fund and is not a separate mutual fund. The Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services. Under the Master Trust Agreement, the Board of Trustees is authorized to create new portfolios in addition to those already existing without shareholder approval.

The Funds are series of the Trust and are diversified. The Trust began offering shares of the Funds in August 2006. The Funds formerly were series of USAA Tax Exempt Fund, Inc., a Maryland corporation, which began offering shares of the Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds in March 1982 and began offering shares of the Tax Exempt Money Market Fund in February 1984, and was reorganized into the Trust in August 2006. The Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds offer two classes of shares, identified as retail shares and Adviser Shares. The Adviser Shares were established on April 9, 2010, and commenced offering on August 1, 2010. Shares of each class of a Fund represent identical interests in that Fund’s investment portfolio and have the same rights, privileges and

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preferences. However, each class may differ with respect to expenses allocable to that class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. Shares of each Fund are entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund. Due to the different expenses of each class, however, dividends and liquidation proceeds on retail shares, institutional shares and adviser shares will differ. The different expenses applicable to each class of shares of a Fund also will affect the performance of each class.

Each Fund’s assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds’ relative net assets during the fiscal year or in such other manner as the Trustees determine to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board. Upon liquidation of that Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution.

Under the Trust’s Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Trustees for shareholder information in order to obtain signatures to request a shareholder meeting. The Trust may fill vacancies on the Board or appoint new Trustees if the result is that at least two-thirds of the Trustees have still been elected by shareholders. Moreover, pursuant to the Master Trust Agreement, any Trustee may be removed by the vote of two-thirds of the outstanding Trust shares and holders of 10% or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. The Trust will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust’s Board of Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shareholders of a particular Fund might have the power to elect all of the Trustees of the Trust because that Fund has a majority of the total outstanding shares of the Trust. When issued, each Fund’s shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

TAX CONSIDERATIONS

Taxation of the Funds

Each Fund, which is treated as a separate corporation for federal tax purposes, intends to continue to qualify each taxable year for treatment as a regulated investment company under Subchapter M of Chapter 10 of the Internal Revenue Code of 1986, as amended (the Code) (RIC). Accordingly, a Fund will not be liable for federal income tax on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that it distributes to its shareholders, provided that it distributes at least 90% of its net investment income and the excess of its net short-term capital gain over its net short-term capital loss for the taxable year.

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To continue to qualify for treatment as a (RIC), a Fund must, among other things, (1) derive  at least 90% of its gross income each taxable year from interest dividends payments with respect to securities loans, gains from the sale or other disposition of securities, and other income (including gains from options or futures contracts) derived with respect to its business of investing in securities (the 90% test) and (2) satisfy certain diversification requirements at the close of each quarter of its taxable year. Furthermore, for a Fund to pay tax-exempt income dividends, at least 50% of the value of its total assets at the close of each quarter of its taxable year must consist of obligations the interest on which is exempt from federal income tax. Each Fund intends to continue to satisfy these requirements.

The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for that calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31 of that year, and (3) any prior undistributed taxable income and gains. Each Fund intends to continue to make distributions necessary to avoid imposition of this excise tax.

For federal income tax purposes, debt securities purchased by a Fund, including zero coupon bonds,  may be treated as having original issue discount (generally, the excess of the stated redemption price at maturity of a debt obligation over its issue price). Original issue discount is treated for federal income tax purposes as income earned by a Fund, whether or not any payment is actually received, and therefore is subject to the distribution requirements mentioned above. However, original issue discount with respect to tax-exempt obligations generally will be excluded from a Fund’s taxable income, although that discount will be included in its gross income for purposes of the 90% test and will be added to the adjusted tax basis of those obligations for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity, which takes into account the compounding of accrued interest.

A Fund may purchase debt securities at a market discount. A market discount exists when a security is purchased at a price less than its original issue price adjusted for accrued original issue discount, if any. The Funds intend to defer recognition of accrued market discount on a security until maturity or other disposition of the security. For a security purchased at a market discount, the gain realized on disposition will be treated as taxable ordinary income to the extent of accrued market discount on the security.

The Funds may also purchase debt securities at a premium, i.e., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date, but no deduction is allowed for the premium amortization. The amortized bond premium on a security will reduce a Fund’s adjusted tax basis in the security. For taxable securities, the premium may be amortized if a Fund so elects. The amortized premium on taxable securities is first offset against interest received on the securities and then allowed as a deduction and generally must be amortized under an economic accrual method.

Taxation of the Shareholders

The portion of the dividends a Fund pays (excluding capital gain distributions) equal to the excess of its excludable interest over certain amounts disallowed as deductions will qualify as “exempt-interest dividends,” and thus will be excludable from its shareholders’ gross income for federal income tax purposes, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under Code section 103(a); each Fund intends to continue to satisfy this requirement. The aggregate dividends a Fund designates as exempt-interest dividends for any taxable year may not exceed its net tax-exempt income for the year.

Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from a Fund are includable in their “modified adjusted gross income” for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

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If a Fund invests in any instruments that generate taxable income (such as market discount bonds, as described above, options, futures, other derivatives, securities of investment companies that pay distributions other than exempt-interest dividends, or otherwise under the circumstances described in the Funds’ prospectus and this SAI) or engages in securities lending, the portion of any dividend that Fund pays that is attributable to the income earned on those instruments or from such lending will be taxable to its shareholders as ordinary income to the extent of its earnings and profits (and will not qualify for the 15% maximum federal income tax rate on certain dividends applicable to for individual shareholders), and only the remaining portion will qualify as an exempt-interest dividend. Moreover, if a Fund realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders. Those distributions will be subject to a 15% maximum federal income tax rate for individual shareholders to the extent they are attributable to net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) a Fund recognizes on sales or exchanges of capital assets through March 31, 2011, as noted in the prospectus, but distributions of other capital gain will be taxed as ordinary income.

All distributions of investment income during a year will have the same percentage designated as tax-exempt. This method is called the “average annual method.” Since the Funds invest primarily in tax-exempt securities, the percentage will be substantially the same as the amount actually earned during any particular distribution period.

Taxable distributions are generally included in a shareholder’s gross income for the taxable year in which they are received. However, dividends and other distributions declared in October, November, or December and made payable to shareholders of record in such a month are deemed to have been received on December 31 if they are paid during the following January.

A shareholder of a Tax Exempt Bond Fund should be aware that a redemption of shares of that Fund (including any exchange into another USAA Fund) is a taxable event, and, accordingly, a capital gain or loss may be recognized. If a shareholder receives an exempt-interest dividend with respect to any Fund share and has held that share for six months or less, any loss on the redemption or exchange of that share will be disallowed to the extent of that exempt-interest dividend. Similarly, if a shareholder of a Tax Exempt Bond Fund receives a distribution taxable as long-term capital gain and redeems or exchanges that Fund’s shares before he or she has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss.

The Funds may invest in industrial development revenue bonds, which are a type of private activity bonds (PABs) under the Code. Interest on certain of those bonds generally is a tax preference item for purposes of the federal alternative minimum tax (AMT), although the interest continues to be excludable from federal gross income. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from industrial development revenue bonds is a tax preference item that is added to income from other sources for the purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. For corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings (ACE) exceed alternative minimum taxable income before the ACE adjustment. For corporate taxpayers, all tax-exempt interest is considered in calculating the AMT as part of the ACE. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager’s nor the Funds’ counsel makes any review of the basis for such opinions.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes.

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Entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development revenue bonds should consult their tax advisers before purchasing Fund shares because, for users of certain of these facilities, the interest on industrial development revenue bonds is not exempt from federal income tax. For these purposes, “substantial user” is defined to include a “non-exempt person” who regularly uses in a trade or business a part of a facility financed from the proceeds of or industrial development revenue bonds.

The Tax Exempt Money Market Fund must withhold and remit to the U.S. Treasury 28% of taxable dividends, and each Tax Exempt Bond Fund must withhold and remit thereto 28% of taxable dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which gain or loss may be realized), otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from the Funds’ dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

State and Local Taxes

The exemption of interest income and exempt-interest dividends for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Shareholders of a Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they are resident but generally are subject to tax on income derived from obligations of other jurisdictions. Shareholders should consult their tax advisers about the status of distributions from a Fund in their own states and localities.

 TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees of the Trust consists of six Trustees who supervise the business affairs of the Trust. The Board of Trustees is responsible for the general oversight of the Funds’ business and for assuring that the Funds are managed in the best interests of each Fund’s respective shareholders. The Board of Trustees periodically reviews the Funds’ investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds’ service providers, including IMCO and its affiliates.

Board Leadership Structure

The Board of Trustees is comprised of a super-majority (over 80%) of Trustees who are not “interested persons” (as defined under the 1940 Act) of the Funds (the “Non-Interested Trustees”). In addition, the Chairman of the Board of Trustees is a Non-Interested Trustee. The Chairman presides at meetings of the Trustees, and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the funds’ management, officers, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board may also designate working groups or ad hoc committees as it deems appropriate.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among

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committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board considers leadership by a Non-Interested Trustee as Chairman to be integral to promoting effective independent oversight of the Funds’ operations and meaningful representation of the shareholders’ interests, given the number of Funds offered by the Trust and the amount of assets that these Funds represent. The Board also believes that having a super-majority of Non-Interested Trustees is appropriate and in the best interest of the Funds’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, important elements in its decision-making process. In addition, the Board believes that Mr. Claus, as President of USAA’s Financial Advice and Solutions Group, provides the Board with the Adviser’s perspective in managing and sponsoring the Funds. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Board Oversight of Risk Management

As registered investment companies, the Funds are subject to a variety of risks, including investment risks (such as, among others, market risk, credit risk and interest rate risk), financial risks (such as, among others, settlement risk, liquidity risk and valuation risk), compliance risks, and operational risks. The Trustees play an active role, as a full board and at the committee level, in overseeing risk management for the Funds. The Trustees delegate the day-to-day risk management of the Funds to various groups, including but not limited to, portfolio management, risk management, compliance, legal, fund accounting, and various committees discussed herein. These groups provide the Trustees with regular reports regarding investment, valuation, liquidity, and compliance, as well as the risks associated with each. The Trustees also oversee risk management for the Funds through regular interactions with the Funds’ external auditors.

The Board also participates in the Funds’ risk oversight, in part, through the Funds’ compliance program, which covers the following broad areas of compliance: investment and other operations; recordkeeping; valuation and pricing; communications and disclosure; reporting and accounting; portfolio management, trading practices, code of ethics and protection of non-public information, accuracy of disclosures, safeguarding of fund assets, recordkeeping, marketing, fees, privacy, anti-money laundering, business continuity, valuation and pricing of funds shares, processing of fund shares, affiliated transactions, fund governance and market timing. The program seeks to identify and assess risk through various methods, including through regular interdisciplinary communications between compliance professionals and business personnel who participate on a daily basis in risk management on behalf of the Funds. The Funds’ chief compliance officer provides an annual compliance report and other compliance related briefings to the Board in writing and in person.

IMCO seeks to identify for the Board the risks that it believes may affect the Funds and develops processes and controls regarding such risks. However, risk management is a complex and dynamic undertaking and it is not always possible to comprehensively identify and/or mitigate all such risks at all times since risks are at times impacted by external events. In discharging its oversight responsibilities, the Board considers risk management issues throughout the year with the assistance of its various committees as described below. Each committee presents reports to the Board after its meeting, which may prompt further discussion of issues concerning the oversight of the Funds’ risk management. The Board as a whole also reviews written reports or presentations on a variety of risk issues as needed and may discuss particular risks that are not addressed in the committee process.

Among other committees, the Board has established an Audit Committee, which is composed solely of Non-Interested Trustees and which oversees management of financial risks and controls. The Audit Committee serves as the channel of communication between the independent auditors of the Funds and the Board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process. Although
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the Audit Committee is responsible for overseeing the management of financial risks, the Board is regularly informed of these risks through committee reports.

Trustee Qualifications

The Board believes that all of the Trustees bring to the Board a wealth of executive leadership experience derived from their service as executives, board members, and leaders of diverse companies, academic institutions, and community and other organizations. The Board also believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. In determining whether an individual is qualified to serve as a Trustee of the Funds, the Board considers a wide variety of information about the Trustee, and multiple factors contribute to the Board’s decision. However, there are no specific required qualifications for Board membership. Each Trustee is determined to have the experience, skills, and attributes necessary to serve the Funds and their shareholders because each Trustee demonstrates an exceptional ability to consider complex business and financial matters, evaluate the relative importance and priority of issues, make decisions, and contribute effectively to the deliberations of the Board. The Board also considers the individual experience of each Trustee and determines that the Trustee’s professional experience, education, and background contribute to the diversity of perspectives on the Board. The business experience and objective thinking of the Trustees are considered invaluable assets for IMCO management and, ultimately, the Funds’ shareholders.

Set forth below are the Non-Interested Trustees, the Interested Trustee, officers, and each of their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held.

Non-Interested Trustees

Name, Address* and Age	Position(s) Held with Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past Five Years and Other Directorships Held and Experience	Number of USAA Funds Overseen by Trustee/Officer
Barbara B. Dreeben (65)	Trustee	January 1994
President, Postal Addvantage (7/92-present), which is a postal mail list management service. Ms. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Ms. Dreeben brings to the board particular experience with community and organizational development as well as over 16 years’ experience as a board member.
One registered investment company consisting of 46 funds

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Robert L. Mason, Ph.D. (64)	Trustee	January 1997
Institute Analyst, Southwest Research Institute (3/02-present); which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Dr. Mason brings to the board particular experience with information technology matters, statistical analysis, and human resources as well as over 13 years’ experience as a board member.
One registered investment company consisting of 46 funds

Barbara B. Ostdiek Ph.D. (46)	Trustee	January 2008
Jesse H. Jones Graduate School of  Business, Associate Professor of Management, Rice University (7/01-present) and Academic Director, El Paso Corporation Finance Center (7/02-present).  Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Dr. Ostdiek brings to the board particular experience with financial investment management, education, and research as well as over two years’ experience as a board member.

One registered investment company consisting of 46 funds
Michael F. Reimherr (64)	Trustee	January 2000
President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Reimherr brings to the board particular experience with organizational development, budgeting, finance, and capital markets as well as over 10 years’ experience as a board member.

One registered investment company consisting of 46 funds

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Richard A. Zucker (67)	Trustee and Chairman	January 1992 and Chair since February 2005
Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Zucker  brings to the board particular experience with budgeting, finance, ethics, operations management as well as over 18 years’ experience as a board member.
One registered investment company consisting of 46 funds

*	The address for each Non-Interested Trustee is USAA Investment Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.

**
The term of office for each Trustee is twenty (20) years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

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Trustees and officers of the Trust who are employees of the Manager or affiliated companies are considered “interested persons” under the 1940 Act.

Interested Trustee
Name, Address* and Age	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years and Other Directorships Held and Experience	Number of USAA Funds Overseen by Trustee/Officer

Christopher W. Claus (49)	Trustee, President, and Vice Chairman	February 2001
Chair of the Board of Directors (IMCO) (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2-07); Chair of the Board of Directors, of USAA Financial Advisors, Inc. (FAI) (1/07-present); President FAI (12/07-10/09); President Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09).  Mr. Claus serves as Chair of the Board of Directors of USAA Investment Corporation, USAA Shareholder Account Services (SAS) and USAA Financial Planning Services Insurance Agency, Inc. (FPS). He also serves as Vice Chair for USAA Life Insurance Company (USAA Life). Mr. Claus’s 16 years with IMCO and his position as principal executive officer of the USAA mutual funds give him intimate experience with the day-to-day management and operations of the USAA mutual funds.

One registered investment company consisting of 46 funds

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Interested Officers

Name, Address* and Age	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years	Number of USAA Funds Overseen by Trustee/Officer
Daniel S. McNamara (44)	Vice President	December 2009
President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors
(9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (9/01-9/09).

One registered investment company consisting of 46 funds
R. Matthew Freund (47)	Vice President	April 2010	Senior Vice President, Investment Portfolio Management, IMCO (03/10-present); Vice President, Fixed Income Investments, IMCO (02/04-3/10). Mr. Freund also serves as a director of SAS.	One registered investment company consisting of 46 funds
John P. Toohey (42)	Vice President	June 2009	Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments, (12/03-1/09); Vice President, AIG Investments (12/00-11/03).	One registered investment company consisting of 46 funds

Christopher P. Laia (50)	Secretary	April 2010
Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the officer positions of Vice President and Secretary, IMCO and SAS, and Vice President and Assistant Secretary of FAI and FPS.
One registered investment company consisting of 46 funds

James G. Whetzel (32)	Assistant Secretary	April 2010	Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).	One registered investment company consisting of 46 funds

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Roberto Galindo, Jr. (49)	Treasurer	February 2008	Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).	One registered investment company consisting of 46 funds

William A. Smith (62)	Assistant Treasurer	February 2009
Vice President, Senior Financial Officer and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09- present);  Vice
President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/ Accounttemps, (8/06-1/07); Chief
Financial Officer, California State Automobile Association (8/04-12/05).
One registered investment company consisting of 46 funds

Jeffrey D. Hill (42)	Chief Compliance Officer	September 2004	Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).	One registered investment company consisting of 46 funds

*  The address of the Interested Trustee and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

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Committees of the Board of Trustees

The Board of Trustees typically conducts regular meetings five or six times a year to review the operations of the Funds in the USAA family of funds. During the Funds’ most recent full fiscal year ended March 31, 2010, the Board of Trustees held meetings six times. A portion of these meetings is devoted to various committee meetings of the Board of Trustees, which focus on particular matters. In addition, the Board of Trustees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board of Trustees has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. The duties of these four Committees and their present membership are as follows:

Executive Committee: Between the meetings of the Board of Trustees and while the Board is not in session, the Executive Committee of the Board of Trustees has all the powers and may exercise all the duties of the Board of Trustees in the management of the business of the Trust that may be delegated to it by the Board. Trustees Claus and Zucker are members of the Executive Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Executive Committee held no meetings.

Audit Committee: The Audit Committee of the Board of Trustees reviews the financial information and the independent auditors’ reports, and undertakes certain studies and analyses as directed by the Board. Trustees Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Audit Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Audit Committee held meetings four times.

Pricing and Investment Committee: The Pricing and Investment Committee of the Board of Trustees acts upon various investment-related issues and other matters that have been delegated to it by the Board. Trustees Claus, Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Pricing and Investment Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Pricing and Investment Committee held meetings five times.

Corporate Governance Committee: The Corporate Governance Committee of the Board of Trustees maintains oversight of the organization, performance, and effectiveness of the Board and independent Trustees. Trustees Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Corporate Governance Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Corporate Governance Committee held meetings six times.

In addition to the previously listed Trustees and/or officers of the Trust who also serve as Directors and/or officers of the Manager, the following individual is an executive officer of the Manager: Clifford Gladson, Senior Vice President, Investment Adviser. There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

The following table sets forth the dollar range of total equity securities beneficially owned by the Trustees of the Funds listed in this SAI and in all the USAA Funds overseen by the Trustees as of the calendar year ended December 31, 2009.

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	Tax Exempt	Tax Exempt Intermediate-	Tax Exempt
	Long-Term Fund	Term Fund	Short-Term Fund
Interested Trustee
Christopher W. Claus	None	Over $100,000	$10,001 - $50,000

Non Interested Trustees
Barbara B. Dreeben	None	Over $100,000	None
Robert L. Mason, Ph.D.	$10,001-$50,000	None	None
Barbara B. Ostdiek, Ph.D.	None	None	None
Michael F. Reimherr	None	$10,001-$50,000	None
Richard A. Zucker	Over $100,000	None	None

USAA Fund
	Tax Exempt	Complex
	Money Market Fund	Total
Interested Trustee
Christopher W. Claus	Over $100,000	Over $100,000

Non Interested Trustees
Barbara B. Dreeben	None	Over $100,000
Robert L. Mason, Ph.D.	None	Over $100,000
Barbara B. Ostdiek, Ph.D.	None	$10,001-$50,000
Michael F. Reimherr	None	Over $100,000
Richard A. Zucker	None	Over $100,000

The following table sets forth information describing the compensation of the current Trustees of the Trust for their services as Trustees for the fiscal year ended March 31, 2010.

Name	Aggregate	Total Compensation
of	Compensation from	from the USAA
Trustee	Funds Listed in this SAI	Family of Funds (b)
Interested Trustee
Christopher W. Claus	None (a)	None (a)

Non Interested Trustees
Barbara B. Dreeben	$ 7,933	$ 89,650
Robert L. Mason, Ph.D.	$ 7,933	$ 89,650
Barbara B. Ostdiek, Ph.D.	$ 7,402	$ 83,650
Michael F. Reimherr	$ 7,402	$ 83,650
Richard A. Zucker	$ 8,464	$ 95,650

(a)	Christopher W. Claus is affiliated with the Trust’s investment adviser, IMCO, and, accordingly, receives no remuneration from the Trust.

(b)	At March 31, 2010, the USAA Fund Complex consisted of one registered investment company with 46 individual funds.

No compensation is paid by any fund to any Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Trust reimburses certain expenses of the Trustees who are not affiliated with the investment adviser. As of June 30, 2010, the officers and Trustees of the Trust and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Funds.

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As of June 30, 2010, USAA and its affiliates (including related employee benefit plans) owned no shares of any Funds.

The Trust knows of no one person who, as of June 30, 2010, held of record or owned beneficially 5% or more of any of the Funds’ shares.

THE TRUST’S MANAGER

As described in the prospectus, IMCO is the Manager and investment adviser, providing services under the Advisory Agreement. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for the Trust from its inception.

In addition to managing the Trust’s assets, IMCO advises and manages the investments for USAA and its affiliated companies. As of the date of this SAI, total assets under management by IMCO were approximately $78 billion, of which approximately $39 billion were in mutual fund portfolios.

Advisory Agreement

Under the Advisory Agreement, IMCO provides an investment program, carries out the investment policy, and manages the portfolio assets for each Fund. For these services under the Advisory Agreement, the Trust has agreed to pay the Manager a fee computed as described under Fund Management in the prospectus. Management fees are computed and accrued daily and payable monthly. IMCO is authorized, subject to the control of the Board of Trustees of the Trust, to determine the selection, amount, and time to buy or sell securities for each Fund. IMCO compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of IMCO or its affiliates.

Except for the services and facilities provided by IMCO, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested persons (not affiliated) of IMCO; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. IMCO pays the cost of printing and mailing copies of the prospectus, the SAI, and reports to prospective shareholders.

The Advisory Agreement will remain in effect until July 31, 2011, for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Trustees (on behalf of such Fund) including a majority of the Trustees who are not interested persons of IMCO or (otherwise than as Trustees) of the Trust, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Trust or IMCO on 60 days’ written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

From time to time, IMCO may voluntarily, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. IMCO can modify or eliminate the voluntarily waiver at any time without prior notice to shareholders.

For the last three fiscal years ended March 31, the Trust paid IMCO the following fees:

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FUND	2008	2009	2010
Tax Exempt Long-Term	$6,451,796	$4,899,162	$5,249,009
Tax Exempt Intermediate-Term	$8,427,312	$5,991,258	$6,753,919
Tax Exempt Short-Term	$3,311,316	$3,603,587	$4,793,692
Tax Exempt Money Market	$7,185,680	$9,482,992	$9,992,317

Because the Tax Exempt Money Market Fund’s expenses exceeded IMCO’s voluntary expense limitations, IMCO did not receive management fees to which it would have been entitled of $395,253, for the fiscal year ended March 31, 2010.

The Funds’ management fees, except for the Tax Exempt Money Market Fund, are based upon two components, a base fee and a performance adjustment. The base fee is computed and paid at twenty-eight one-hundredths of one percent (.28%) of average net assets and a performance adjustment increases or decreases the base fee depending upon the performance of a Fund relative to its relevant index. The Tax Exempt Long-Term Fund’s performance will be measured relative to that of the Lipper General Municipal Debt Fund Index, the Tax Exempt Intermediate-Term Fund’s performance will be measured relative to that of the Lipper Intermediate Municipal Debt Fund Index, and the Tax Exempt Short-Term Fund’s performance will be measured relative to that of the Lipper Short Municipal Debt Fund Index. With respect to the Tax Exempt Money Market Fund, the management fee will continue to consist solely of the base fee discussed in this paragraph.

Computing the Performance Adjustment

For any month, the base fee of a Fund will equal the Fund’s average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund’s average annual performance during the performance period compared to the average annual performance of the Fund’s relevant index over the same time period. The performance period for each Fund consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart  below:

Tax Exempt Long-Term Fund
Tax Exempt Intermediate-Term Fund
Tax Exempt Short-Term Fund
Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points) 1	of a Fund’s average net assets)1
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

1     Based on the difference between average annual performance of the Fund and its Relevant Index, rounded to the nearest basis point (.01%). Average net assets are calculated over a rolling 36-month period.

For example, assume that a fixed income fund with average net assets of $900 million has a base fee of 0.30 of 1% (30 basis points) of the fund’s average net assets. Also assume that the fund had average net assets during the

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performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:

 Examples

	1	2	3	4	5	6
Fund Performance (a)	6.80%	5.30%	4.30%	-7.55%	-5.20%	-3.65%
Index Performance (a)	4.75%	5.15%	4.70%	-8.50%	-3.75%	-3.50%
Over/Under Performance (b)	205	15	-40	95	-145	-15
Annual Adjustment Rate (b)	6	0	-4	5	-6	0
Monthly Adjustment Rate (c)	0.0049%	n/a	(.0033%)	0.0041%	(.0049%)	n/a
Base Fee for Month	$221,918	$221,918	$221,918	$221,918	$221,918	$221,918
Performance Adjustment	41,650	0	(28,050)	34,850	(41,650)	0
Monthly Fee	$263,568	$221,918	$193,868	$256,768	$180,268	$221,918

(a)	Average annual performance over a 36-month period
(b)	In basis points
(c)	Annual Adjustment Rate divided by 365, multiplied by 30, and stated as a percentage

Each of the Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within each of the General Municipal Debt Fund Index, the Intermediate Municipal Debt Fund Index, and the Short Municipal Debt Fund Index. Because the adjustment to the base fee is based upon each Fund’s performance compared to the investment record of its respective Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund’s performance is up or down per se, but whether it is up or down more or less than the record of its respective Index. Moreover, the comparative investment performance of each Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

Administration and Servicing Agreement

Under an Administration and Servicing Agreement effective August 1, 2001, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds’ operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Trust has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (0.15%) for the

36

Tax Exempt Long-Term Fund, Tax Exempt Intermediate-Term Fund, and Tax Exempt Short-Term Fund and one-tenth of one percent (0.10%) for the Tax Exempt Money Market Fund of the average net assets of the respective Fund. We may also delegate one or more of our responsibilities to others at our expense.

For the last three fiscal years ended March 31, the Trust paid IMCO the following administration and servicing fees:

FUND	2008	2009	2010
Tax Exempt Long-Term	$3,595,874	$3,256,598	$3,363,722
Tax Exempt Intermediate-Term	$4,180,245	$3,807,780	$4,009,298
Tax Exempt Short-Term	$1,540,732	$1,654,078	$2,249,494
Tax Exempt Money Market	$2,566,314	$3,386,783	$3,568,684

In addition to the services provided under the Funds’ Administration and Servicing Agreement, the Manager also provides certain compliance, legal, and tax services for the benefit of the Funds. The Trust’s Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the fiscal year ended March 31, 2008, the Funds reimbursed the Manager for these legal and tax services and for the fiscal year ended March 31, 2009, the Funds reimbursed the Manager for legal services, and for the fiscal year ended March 31, 2010, the Funds reimbursed the Manager for these legal and compliance services, as follows:

FUND	2008	2009	2010
Tax Exempt Long-Term	$38,911	$31,174	$99,670
Tax Exempt Intermediate-Term	$45,136	$36,359	$118,446
Tax Exempt Short-Term	$16,994	$15,169	$64, 004
Tax Exempt Money Market	$40,498	$46,154	$162,252

Codes of Ethics

The Funds and the Manager has adopted a joint code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities, including securities that may be purchased or held by a Fund, but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Board of Trustees reviews the administration of the joint code of ethics at least annually and receives certifications from the Manager regarding compliance with the code of ethics annually.

While the officers and employees of the Manager, as well as those of the Funds, may engage in personal securities transactions, there are certain restrictions in the procedures in the Code of Ethics adopted by the Manager and the Funds. The Code of Ethics are designed to ensure that the shareholders’ interests come before the individuals who manage their Funds. The Code of Ethics require the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds to abide by the Code of Ethics requirements before executing permitted personal trades. A copy of the respective Code of Ethics has been filed with the SEC and is available for public review.

Underwriter

The Trust has an agreement with IMCO for exclusive underwriting and distribution of the Funds’ shares on a continuing best-efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

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Transfer Agent

USAA Shareholder Account Services (Transfer Agent), 9800 Fredericksburg Road, San Antonio, TX 78288, performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $25.50 per account. This fee is subject to change at any time.

The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. Each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Trust. In addition, certain entities may receive payments directly or indirectly from the Transfer Agent, IMCO, or their affiliates for providing shareholders services to their clients who hold Fund shares.

PORTFOLIO MANAGER DISCLOSURE

Other Accounts Managed

The following tables set forth other accounts for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended March 31, 2010, unless otherwise specified.

Tax Exempt Long-Term Fund

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
John C. Bonnell	8*	$5,217,518,834	0	$0	0	$0

* Three of these accounts with total assets of 1,309,685,822 have advisory fees based on the performance of the account.

Tax Exempt Intermediate-Term Fund

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
Regina Shafer	3*	$2,369,065,416	0	$0	0	$0

* Two of these accounts with total assets of $1,937,745,890 have advisory fees based on the performance of the account.

Tax Exempt Short-Term Fund

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
Regina Shafer	3*	$3,476,057,700	0	$0	0	$0

* Two of these accounts with total assets of $3,044,738,174 have advisory fees based on the performance of the account.

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Conflicts of Interest

These portfolio managers provide portfolio management services only to investment companies in the USAA retail fund family and do not manage any private accounts or unregistered mutual funds. Portfolio managers make investment decisions for the funds they manage based on the fund’s investment objective, permissible investments, cash flow and other relevant investment considerations that they consider applicable to that portfolio. Therefore, portfolio managers could purchase or sell securities for one portfolio and not another portfolio, or can take similar action for two portfolios at different times, even if the portfolios have the same investment objective and permissible investments.

Potential conflicts of interest may arise when allocating and/or aggregating trades for funds with a performance fee and those without a performance fee. IMCO often will aggregate multiple orders for the same security for different mutual funds into one single order. To address these potential conflicts of interest, IMCO has adopted detailed procedures regarding the allocation of client orders, and such transactions must be allocated to funds in a fair and equitable manner.

The performance of each Fund is also periodically reviewed by IMCO’s Investment Strategy Committee (ISC), and portfolio managers have the opportunity to explain the reasons underlying a Fund’s performance. The ISC and the Trust's Board of Trustees also routinely review and compare the performance of the Funds with the performance of other funds with the same investment objectives and permissible investments.

As discussed above, IMCO has policies and procedures designed to seek to minimize potential conflicts of interest arising from portfolio managers advising multiple funds. The Mutual Funds compliance department monitors a variety of areas to ensure compliance with the USAA Funds Compliance Program written procedures, including monitoring each fund’s compliance with its investment restrictions and guidelines, and monitoring and periodically reviewing or testing transactions made on behalf of multiple funds to seek to ensure compliance with the USAA Funds Compliance Program written policies and procedures.

Compensation

IMCO’s compensation structure includes a base salary and an incentive component. The portfolio managers are officers of IMCO and their base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager’s annual evaluation or if the portfolio manager is promoted. Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Fund(s) managed by the portfolio manager compared to each Fund’s comparative ranking against all funds within the appropriate Lipper category, or for money market funds within the appropriate iMoney Net, Inc. category. Each fixed income fund, except for the money market funds, has a performance fee component to the advisory fee earned by IMCO. The performance  fee adjustment for these Funds is based on the Fund's relative  performance  compared to the appropriate Lipper index, rather than the Fund’s ranking against all funds in its Lipper category. Portfolio managers will receive incentive payments under this plan only if the Funds they manage are at or above the 50th percentile compared to their industry peers, and the incentive payment increases the higher the Fund’s relative ranking in its peer universe. In determining the incentive payment of a portfolio manager who manages more than one Fund, IMCO considers the relative performance of each Fund in proportion to the total assets managed by the portfolio manager.

In addition to salary and incentive payments, portfolio managers also participate in other USAA benefits to the same extent as other employees. Also, USAA has established certain supplemental retirement programs and bonus program available to all officers of USAA-affiliated companies.

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Portfolio Ownership

As of the fiscal year ended March 31, 2010, the Funds’ portfolio managers beneficially owned securities of the Fund they managed in the following dollar range:

Portfolio Manager	Fund	Dollar Range
John Bonnell	Tax Exempt Long-Term Fund	$100,000 - $500,000

Regina Shafer	Tax Exempt Intermediate-Term Fund	$100,001 - $500,000
	Tax Exempt Short-Term Fund	$100,001 - $500,000

PORTFOLIO HOLDINGS DISCLOSURE

The Trust’s Board of Trustees has adopted a policy on selective disclosure of portfolio holdings. The Trust’s policy is to protect the confidentiality of each Fund’s portfolio holdings and prevent the selective disclosure of material non-public information about the identity of such holdings. To prevent the selective disclosure of portfolio holdings of the Funds, the general policy of the Funds is to not disclose any portfolio holdings of the Funds, other than the portfolio holdings filed with the SEC on Form N-CSR (i.e., annual and semiannual reports), Form N-Q (i.e., quarterly portfolio holdings reports), and Form N-MFP (i.e., monthly portfolio holdings reports for the Tax Exempt Money Market Fund that will be made public 60 days after the end of the month to which the information pertains, beginning December 2010), and any portfolio holdings made available on usaa.com. This general policy shall not apply, however, in the following instances:

■      Where the person to whom the disclosure is made owes a fiduciary or other duty of trust or confidence to the Funds (e.g., auditors, attorneys, and Access Persons under the Funds’ Code of Ethics);

■      Where the person has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information (e.g., custodians, accounting agents, securities lending agents, subadvisers, rating agencies, mutual fund evaluation services, such as Lipper, and proxy voting agents);

■      As disclosed in this SAI; and

■      As required by law or a regulatory body.

If portfolio holdings are released pursuant to an ongoing arrangement with any party that owes a fiduciary or other duty of trust or confidence to a Fund or has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund’s portfolio holdings. If the applicable conditions set forth above are satisfied, Fund may distribute portfolio holdings to mutual fund evaluation services such as Lipper Inc. and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research. In providing this information to broker-dealers, reasonable precautions are taken to avoid any potential misuse of the disclosed information.

The Fund also may disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or agreement. These service providers include each Fund’s custodian, auditors, attorneys, investment adviser and subadviser(s), administrator, and each of their respective affiliates and advisers.

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Any person or entity that does not have a previously approved ongoing arrangement to receive non-public portfolio holdings information and seeks a Fund’s portfolio holdings information that (i) has not been filed with the SEC, or (ii) is not available on usaa.com, must submit its request in writing to the Fund’s Chief Compliance Officer (CCO), or USAA Securities Counsel, who will make a determination whether disclosure of such portfolio holdings may be made and whether the relevant Fund needs to make any related disclosure in its SAI. A report will be made to each Fund’s Board of Trustees at each quarterly meeting about (i) any determinations made by the CCO, Securities Counsel, pursuant to the procedures set forth in this paragraph, and (ii) any violations of the portfolio holdings policy.

Each Fund intends to post its annual and semiannual reports, and quarterly schedules of portfolio holdings on usaa.com after these reports are filed with the SEC. In addition, the Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds intend to post their top ten holdings on usaa.com 15 days following the end of each month, and, beginning October 2010, the Tax Exempt Money Market Fund will post information relating to its portfolio holdings on usaa.com five business days at the end of each month and will keep such information on the website for six months thereafter.

In order to address potential conflicts of interest between the interests of a Fund’s shareholders, on the one hand, and the interests of the Fund’s investment adviser, principal underwriter, or certain affiliated persons, on the other, the Funds have adopted the policies described above (i) prohibiting the receipt of compensation in connection with an arrangement to make available information about a Fund’s portfolio holdings and (ii) requiring certain  requests for non-public portfolio holdings information to be approved by the CCO or Securities Counsel, and then reported to the Fund’s Board, including the Non Interested Trustees.

GENERAL INFORMATION

Custodian and Accounting Agent

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the Trust’s custodian and accounting agent. The Custodian is responsible for, among other things, safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, processing the pricing of each Fund’s securities, and collecting interest on the Funds’ investments. The accounting agent is responsible for, among other things, calculating each Fund’s daily net asset value and other recordkeeping functions.

Counsel

K&L Gates LLP, 1600 K Street N.W., Washington, DC 20006-1682, reviews certain legal matters for the Trust in connection with the shares offered by the prospectus.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 1800 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the independent registered public accounting firm for the Funds. In this capacity, the firm is responsible for the audits of the annual financial statements of the Funds and reporting thereon.

  APPENDIX A – TAX-EXEMPT SECURITIES AND THEIR RATINGS

Tax-Exempt Securities

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities

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such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

The two principal classifications of tax-exempt securities are “general obligations” and “revenue” or “special tax” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt industrial development revenue bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial development revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying, tax-exempt securities. Short-term obligations issued by states, cities, municipalities or municipal agencies include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes, and short-term notes.

The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Group (S&P), Fitch Ratings, Inc. (Fitch), Dominion Bond Rating Service Limited (Dominion), and A.M. Best Co., Inc. (A.M. Best) represent their opinions of the quality of the securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager to appraise independently the fundamental quality of the tax-exempt securities included in a Fund’s portfolio.

1.  Long-Term Debt Ratings:

Moody’s Investors Service (Moody's)

Aaa	Obligations rated Aaa are judged to be of the best quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

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C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aaa through C. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Ratings Group (S&P)

AAA	An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is EXTREMELY STRONG.

AA	An obligation rated AA differs from the highest rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is VERY STRONG.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still STRONG.

BBB
An obligation rated BBB exhibits ADEQUATE capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated C is currently highly vulnerable to nonpayment.

C	An obligation rated C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

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Plus (+) or Minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Ratings (Fitch)

AAA
Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB
Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	High default risk. “CCC” ratings indicate default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.

CC	High default risk. A “CC” rating indicates that default of some kind appears probable.

C	High default risk. “C” ratings signal imminent default.

DDD
Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.

DD	Default. “DD” indicates potential recoveries in the range of 50%-90%.

D	Default. “D” indicates the lowest recovery potential, i.e. below 50%.

Plus (+) or Minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

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Dominion Bond Rating Service Limited (Dominion)

As is the case with all Dominion rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. Dominion ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every Dominion rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

AAA
Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned, and the entity has established a creditable track record of superior performance. Given the extremely tough definition that Dominion has established for this category, few entities are able to achieve a AAA rating.

AA
Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition that Dominion has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits, which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

A
Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

BBB
Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

BB
Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

B
Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC/ CC/C

Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B.” Bonds rated below “B” often have characteristics, which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

D	This category indicates Bonds in default of either interest or principal.

Note: (high/low) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating that is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.

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A.M. Best Co., Inc. (A.M. Best)

A.M. Best’s Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its financial obligations to security holders when due. There ratings are assigned to debt and preferred stock issues.

aaa	Assigned to issues, where the issuer has, in A.M. Best’s opinion, an exceptional ability to meet the terms of the obligation.
aa	Assigned to issues, where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of the obligation.
a	Assigned to issues, where the issuer has, in A.M. Best’s opinion, a strong ability to meet the terms of the obligation.
bbb	Assigned to issues, where the issuer has, in A.M. Best’s opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.
bb
Assigned to issues, where the issuer has, in A.M. Best’s opinion, speculative credit characteristics generally due to a modest margin of principal and interest payment protection and vulnerability to economic changes.

b
Assigned to issues, where the issuer has, in A.M. Best’s opinion, very speculative credit characteristics generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

ccc, cc, c
Assigned to issues, where the issuer has, in A.M. Best’s opinion, extremely speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d	In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from “aa” to “bbb” may be enhanced with a “+” (plus) or “-” (minus) to indicate whether credit quality is near the top or bottom of a category.

2. Short-Term Debt Ratings:

Moody’s State and Tax-Exempt Notes

MIG-1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG-3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

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NP	Not Prime. Issues do not fall within any of the Prime rating categories.

Moody’s Commercial Paper

Prime-1
Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

• Leading market positions in well-established industries.
• High rates of return on funds employed.
• Conservative capitalization structures with moderate reliance on debt and ample asset protection.
• Broad margins in earning coverage of fixed financial charges and high internal cash generation.
• Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2
Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3
Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P Tax-Exempt Notes

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P Commercial Paper

A-1
This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
A-3
Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues rated “B” are regarded as having speculative capacity for timely payment.
C	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

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D
Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P’s believes that such payments will be made during such grace period.

Fitch Commercial Paper, Certificates of Deposit, and Tax-Exempt Notes

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit features.
F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.
B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
D	Default. Denotes actual or imminent payment default.

Dominion Commercial Paper

R-1 (high)
Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity that possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability, which is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition, which Dominion has established for an “R-1 (high),” few entities are strong enough to achieve this rating.

R-1 (middle)
Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition, which Dominion has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low)
Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high), R-2 (middle), R-2 (low)
Short-term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level, which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity

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support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1 credit.” Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present, which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

R-3 (high), R-3 (middle), R-3 (low)
Short-term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

Note: All three Dominion rating categories for short-term debt use “high,” “middle,” or “low” as subset grades to designate the relative standing of the credit within a particular rating category.

A.M. Best

AMB-1+	Assigned to issues, where the issuer has, in A.M. Best’s opinion, the strongest ability to repay short-term debt obligations.
AMB-1	Assigned to issues, where the issuer has, in A.M. Best’s opinion, an outstanding ability to repay short-term debt obligations.
AMB-2	Assigned to issues, where the issuer has, in A.M. Best’s opinion, a satisfactory ability to repay short-term debt obligations.
AMB-3
Assigned to issues, where the issuer has, in A.M. Best’s opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on shorter debt obligations.

AMB-4
Assigned to issues, where the issuer has, in A.M. Best’s opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company’s ability to meet its commitments on short-term debt obligations.

d	In default on payment of principal, interest or other terms and conditions. The rating is also utilized when a bankruptcy petition, or similar action, has been filed.

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06052-0810

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Part B

Statement of Additional Information for the
California Bond and California Money Market Funds

[Missing Graphic Reference]	USAA MUTUAL FUNDS TRUST	STATEMENT OF ADDITIONAL INFORMATION AUGUST 1, 2010

California Bond Fund (USCBX)
California Money Market Fund (UCAXX)

USAA MUTUAL FUNDS TRUST (the Trust) is a open-end management investment company offering shares of forty-six no-load mutual funds, two of which are described in this Statement of Additional Information (SAI): the California Bond Fund and California Money Market Fund (collectively, the Funds or the California Funds). The California Bond Fund offers two classes of shares retail and advisor shares. The Trust has the ability to offer additional funds or classes of shares. The Adviser Shares are a separate share class of its respective USAA fund and is not a separate mutual fund. The Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services. Each Fund is classified as diversified and has a common investment objective of providing California investors with a high level of current interest income that is exempt from federal and California state income taxes. The California Money Market Fund has a further objective of preserving capital and maintaining liquidity.

You may obtain a free copy of the prospectus dated August 1, 2010, for the California Funds by writing to USAA Mutual Funds Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free (800) 531-USAA (8722). You also may request a free copy be sent to you via e-mail. The prospectus provides the basic information you should know before investing in the Funds. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in the prospectus. It is intended to provide you with additional information regarding the activities and operations of the Trust and the Funds, and should be read in conjunction with the prospectus.

The financial statements of the Funds and the Independent Registered Public Accounting Firm’s Report thereon for the fiscal year ended March 31, 2010, are included in the annual report to shareholders of that date and are incorporated herein by reference. The annual report to shareholders is available, without charge, by writing or calling, the Trust at the above address or toll-free phone number.

Page
2	Valuation of Securities
3	Conditions of Purchase and Redemption
3	Additional Information Regarding Redemption of Shares
5	Investment Plans
6	Investment Policies
14	Investment Restrictions
14	Special Risk Considerations
19	Portfolio Transactions
20	Fund History and Description of Shares
21	Certain Federal Income Tax Considerations
23	Trustees and Officers of the Trust
30	The Trust’s Manager
33	Portfolio Manager Disclosure
34	Portfolio Holdings Disclosure
35	General Information
36	Appendix A – Tax-Exempt Securities and Their Ratings

VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

A Fund’s NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE currently is scheduled to be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Each Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

The investments of the California Bond Fund are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Trust’s Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sale price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions. Investments in open-end investment companies are valued at their NAV at the end of each business day. Futures contracts are valued at the last quoted sales price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale on the prior trading date if it is within the spread between the closing bid and asked price closest to the last reported sale price. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV. Securities with original or remaining maturities of 60 days or less may be stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a Fund’s shares, are valued in good faith by the Manager at fair value using valuation procedures approved by the Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

The California Money Market Fund’s securities are valued at amortized cost, which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

The valuation of the California Money Market Fund’s portfolio instruments based upon their amortized cost is subject to the Fund’s adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 60 days and a weighted average life of no more than 120 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

The Board of Trustees has established procedures designed to stabilize the California Money Market Fund’s price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1 NAV per share. Such procedures include review of the Fund’s holdings at such intervals as is deemed appropriate to determine whether the Fund’s NAV calculated by using available market quotations deviates from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Trustees will take such corrective action as it regards as necessary and appropriate. Such action may include, among other options, selling portfolio instruments prior to maturity to realize capital gains or

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losses or to shorten average portfolio maturity, withholding dividends, establishing an NAV per share by using available market quotations or spending redemptions to the extent permitted under the SEC rules.

The California Money Market Fund utilizes short-term credit ratings from the following designated nationally recognized statistical rating organizations (NRSROs) to determine whether a security is eligible for purchase by the Fund under applicable securities laws. The Board of Trustees of the Trust has designated the following four NRSROs as the Designated NRSROs of the Tax Exempt Money Market Fund: (1) Moody’s Investors Service (Moody’s), (2) Standard & Poor’s Ratings Group (S&P), (3) Fitch Ratings (Fitch), and (4) Dominion Bond Rating Service Limited (Dominion).

CONDITIONS OF PURCHASE AND REDEMPTION

Nonpayment

If any order to purchase shares is canceled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $29 fee is charged for all returned items, including checks and electronic funds transfers.

Transfer of Shares

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred and the signatures of all registered owners,. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as marriage or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund’s portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares of a Fund, depending upon the price when redeemed.

The Board of Trustees may cause the redemption of an account with a balance of less than $250 provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 30 days’ prior written notice of the proposed redemption has been sent to you. The Trust, subject to approval of the Board of Trustees, anticipates closing certain small accounts yearly. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Trustees.

The Trust reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Trust normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Trust’s investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Trust’s shareholders.

For the mutual protection of the investor and the Funds, the Trust may require a signature guarantee. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual’s commanding officer.

Fund Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts

The USAA Funds’ main safeguard against excessive short-term trading is its right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, a fund deems that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of a fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA

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Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. Each fund also reserves the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, each fund reserves the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of the fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

▪           Transactions in the money market funds, USAA Short-Term Bond Fund, and USAA Tax Exempt Short-Term Fund;

▪           Purchases and sales pursuant to automatic investment or withdrawal plans;

▪           Purchases and sales made through USAA Strategic Fund Adviser®, USAA Private Investment Management®, USAA College Savings Plan®, USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, or other designated USAA managed investment accounts;

▪           Purchases and sales by the USAA Institutional Shares for use in USAA Target Retirement Funds; and

▪           Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the Fund.

If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading. The Funds or the Transfer Agent may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase USAA fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to short-term trading policies generally treat these omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account unless the funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements monitor excessive trading or to provide underlying trade information, the financial intermediary or USAA Funds will review net activity in these omnibus accounts for activity that indicates potential, excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Fund’s policy. For fund shares purchased through financial intermediaries there may be additional or more restrictive policies. You may wish to contact your financial intermediary to determine the policies applicable to your account.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds, and can terminate such agreements at any time.

Redemption by Check

Shareholders in the California Money Market Fund may request that checks be issued for their account. Checks must be written in amounts of at least $250.

Checks issued to shareholders of the Fund will be sent only to the person in whose name the account is registered. The checks must be manually signed by the registered owner(s) exactly as the account is registered. You will continue to earn dividends until the shares are redeemed by the presentation of a check.

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When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares from your account will be redeemed to cover the amount of the check. If the account balance is not adequate to cover the amount of a check, the check will be returned unpaid. Because the value of each account changes as dividends are accrued on a daily basis, checks may not be used to close an account.

The checkwriting privilege is subject to the customary rules and regulations of Boston Safe Deposit and Trust Company, an affiliate of Mellon Bank, N.A. (Boston Safe) governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.

The Trust reserves the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $29 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

The Trust, the Transfer Agent, and Boston Safe each reserves the right to change or suspend the checkwriting privilege upon 30 days’ written notice to participating shareholders.

You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. The Transfer Agent will charge you $20 for each stop payment you request.

Redemption by Bill Pay

Shareholders in the California Money Market Fund may request through usaa.com that their money market account be debited to pay certain USAA bills for which they are personally obligated to pay. USAA Bill Pay will not allow shareholders to make payments on bills for which they are not obligated to pay. Consent of joint account owners is not required to pay bills that an individual shareholder is solely and personally obligated to pay.

INVESTMENT PLANS

The Trust makes available the following investment plans to shareholders of the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase or withdraw shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day prior to the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications or sign up online at usaa.com.

Automatic Purchase of Shares

InvesTronic® – The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per transaction.

Direct Purchase Service – The periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

Direct Deposit Program – The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

Government Allotment – The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

Automatic Purchase Plan – The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

Buy/Sell Service – The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a “buy” or “sell” whenever you choose.

Directed Dividends – If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

Participation in these systematic purchase plans allows you to engage in dollar-cost averaging.

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Systematic Withdrawal Plan

If you own shares in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks made payable to an entity unaffiliated with United Services Automobile Association (USAA). You also may elect to have such withdrawals invested in another USAA Fund.

This plan may be initiated on usaa.com or by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Trust will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains. Withdrawals that exceed the value in your account will be processed for the amount available and the plan will be canceled.

Each redemption of shares of a Fund may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

INVESTMENT POLICIES

The sections captioned Investment Objective and Principal Investment Strategy in the Funds’ prospectus describe the investment objective(s) and the investment policies applicable to each Fund. There can, of course, be no assurance that each Fund will achieve its investment objective(s). Each Fund’s objective(s) is not a fundamental policy and may be changed upon notice to, but without the approval of, the Funds’ shareholders. If there is a change in the investment objective of a Fund, the Fund’s shareholders should consider whether the Fund remains an appropriate investment in light of then-current needs. The following is provided as additional information about the investment policies of the Funds. Unless described as a principal investment policy in a Fund’s prospectus, these represent the non-principal investment policies of the Funds.

Temporary Defensive Policy

Each Fund may, on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in short-term securities the interest on which is not exempt from federal and California state income tax. Such taxable securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker’s acceptances of similar banks; commercial paper; and other corporate debt obligations.

Calculation of Dollar Weighted Average Portfolio Maturities

Dollar weighted average portfolio maturity is derived by multiplying the value of each debt instrument by the number of days remaining to its maturity, adding the results of these calculations, and then dividing the total by the value of the Fund’s debt instruments. An obligation’s maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

With respect to obligations held by the California Bond Fund, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity. In addition, for purposes of the Fund’s investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

Finally, for purposes of calculating the weighted average portfolio maturity of the Fund, the maturity of a debt instrument with a periodic interest reset date will be deemed to be the next reset date, rather than the remaining stated maturity of the instrument if, in

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the judgment of the Manager, the periodic interest reset features will result in the instrument’s being valued in the market as though it has the earlier maturity.

The California Money Market Fund will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act).

Periodic Auction Reset Bonds

The California Bond Fund’s assets may be invested in tax-exempt periodic auction reset bonds. Periodic auction reset bonds are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the weighted average portfolio maturity of the Fund, the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a long remaining stated maturity (i.e., ten years or more), however, could have greater market risk than fixed short-term debt instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

Diversification

Each Fund intends to be diversified as defined in the 1940 Act and to satisfy the restrictions against investing too much of its assets in any “issuer” as set forth in the prospectus. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority, or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-government user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of that government or other entity.

Section 4(2) Commercial Paper and Rule 144A Securities

Each Fund may invest in commercial paper issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (1933 Act) (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

Each Fund may also purchase restricted securities eligible for resale to “qualified institutional buyers” pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

Illiquid Securities

Up to 15% of the California Bond Fund’s net assets and up to 5% of the California Money Market Fund’s net assets may be invested in securities that are illiquid. Illiquid securities are generally those securities that a Fund cannot expect to sell or dispose of in the ordinary course of business within seven days or less at approximately the same value ascribed to such securities. Municipal lease obligations and certain restricted securities may be determined to be liquid in accordance with the guidelines established by the Trust's Board of Trustees.

Liquidity Determinations

The Board of Trustees has adopted guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, certain restricted debt securities that are subject to put or demand features exercisable within seven days (Demand Feature Securities) and other securities (whether registered or not) that may be considered illiquid before or after purchase due to issuer bankruptcy, delisting, thin or no trading SEC guidance or similar factors (other securities) may be determined to be liquid for purposes of complying with SEC limitations applicable to each Fund’s investments in illiquid securities. In determining the liquidity of municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and other securities, the Manager will, pursuant to the Board Adopted Liquidity Procedures, among other things, consider the following factors established by the Board of

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Trustees: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider’s outstanding debt and financial statements and general economic conditions.

Adjustable-Rate Securities

Each Fund’s assets may be invested in adjustable-rate securities. Similar to variable-rate demand notes, the interest rate on such securities is adjusted periodically to reflect current market conditions. Generally, the security’s yield is based on a U.S. dollar-based interest rate benchmark such as the London Interbank Offered Rate or the SIFMA Municipal Swap Index Yield. These interest rates are adjusted at a given time, such as weekly or monthly or upon change in the interest rate benchmark. The yields are closely correlated to changes in money market interest rates. However, these securities do not offer the right to sell the security at face value prior to maturity.

Variable-Rate and Floating-Rate Securities

Each Fund may invest in variable-rate and floating-rate securities, which bear interest at rates that are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held. Because the interest rates of variable-rate and floating-rate securities are periodically adjusted to reflect current market rates, the market value of the variable-rate and floating-rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates. The market value of variable-rate and floating-rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Variable-Rate Demand Notes

Each Fund’s assets may be invested in tax-exempt securities, which provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

In the case of the California Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

Zero Coupon Bonds

Each Fund’s assets may be invested in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

Synthetic Instruments

Each Fund’s assets may be invested in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its

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terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or if interest on the underlying bond loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund’s holding an instrument for a longer period of time than originally anticipated.

Put Bonds

Each Fund may invest in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the California Bond Fund, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the California Money Market Fund is determined as stated under Variable Rate Demand Notes.

Lending of Securities

Each Fund may lend its securities in accordance with a lending policy that has been authorized by the Trust’s Board of Trustees and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Fund in an amount at least equal to the fair value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund’s total assets. The Fund may terminate a loan at any time.

Repurchase Agreements

Each Fund may invest up to 5% of its total assets in repurchase agreements. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation to the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund’s custodian or special “tri-party” custodian until repurchased. If the seller defaults and the value of the underlying security declines, a Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. The income from repurchase agreements will not qualify as tax-exempt income when distributed by a Fund.

When-Issued or Delayed-Delivery Securities

Each Fund may invest in new issues of tax-exempt securities offered on a when-issued or delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

Tax-exempt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way as other debt securities held in a Fund’s portfolio; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public’s perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that a Fund will be able to meet its obligation to pay for the when-issued or delayed-delivery securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued or delayed-delivery

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commitments. The segregated securities are valued at market, and any necessary adjustments are made to keep the value of the cash and/or segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date of the when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Trust’s payment obligations).

Municipal Lease Obligations

Each Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality’s taxing power is pledged, although the lease obligation is ordinarily backed by the municipality’s covenant to budget for the payments due under the lease obligation.

Certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor, (2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

Securities of Other Investment Companies

Each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 NAV per share, i.e., “money market” funds. In addition, the California Bond Fund may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. Each Fund’s investments in securities issued by other investment companies is subject to statutory limitations prescribed by the 1940 Act.

Derivatives

The California Bond Fund may buy and sell certain types of derivatives, such as inverse floating rate securities, futures contracts, options on futures contracts, and swaps (each as described below) under circumstances in which such instruments are expected by the Manager to aid in achieving the Fund’s investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

Derivatives, such as futures contracts, options on futures contracts, and swaps enable a Fund to take both “short” positions (positions which anticipate a decline in the market value of a particular asset or index) and “long” positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies, which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

The Manager may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or “anticipatory” hedge). Non-hedging strategies include strategies designed to produce incremental income or “speculative” strategies, which are undertaken to equitize the cash or cash equivalent portion of the Fund’s portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

Inverse Floating Rate Securities

We may invest up to 10% of the California Bond Fund’s net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). In creating such a security, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically seven days or less. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of

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which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for the securities’ price volatility.

Futures Contracts

The California Bond Fund may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Trust’s custodian or the futures commission merchant effecting the futures transaction an amount of “initial margin” in cash or securities, as permitted under applicable regulatory policies.

Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called “maintenance or variation margin”) to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as “marking to market.” For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position that will terminate the Fund’s position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

Cover

Transactions using certain derivative instruments expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover in accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options on Futures Contracts

The California Bond Fund may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Limitations and Risks of Options on Futures and Futures Activity

As noted above, the California Bond Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund’s ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options on futures.

Non-hedging strategies typically involve special risks. The profitability of the Fund’s non-hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets.

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Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options on futures may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option on futures at any specific time. Thus, it may not be possible to close such an option on futures or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund’s ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Management of the Trust has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.

Swap Arrangements

The California Bond Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap, the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap, the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

The California Bond Fund may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security, which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

Most swaps entered into by the Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having a daily NAV equal to any excess of the Fund’s accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund’s obligations. Collateral is treated as illiquid.

These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund’s portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

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Tax Exempt Liquidity Protected Preferred Shares

Each Fund’s assets may be invested in tax-exempt liquidity protected preferred shares (or similar securities). Liquidity protected preferred shares (LPP shares) are generally designed to pay dividends that reset on or about every seven days in a remarketing process. Under this process, the holder of an LPP share generally may elect to tender the share or hold the share for the next dividend period by notifying the remarketing agent in connection with the remarketing for that dividend period. If the holder does not make an election, the holder will continue to hold the share for the subsequent dividend period at the applicable dividend rate determined in the remarketing process for that period. LPP shares possess an unconditional obligation from a liquidity provider (typically a high-quality bank) to purchase, at a price equal to the par amount of the LPP shares plus accrued dividends, all LPP shares that are subject to sale and not remarketed.

The applicable dividend rate for each dividend period typically will be the dividend rate per year that the remarketing agent determines to be the lowest rate that will enable it to remarket on behalf of the holders thereof the LPP shares in such remarketing and tendered to it on the remarketing date. If the remarketing agent is unable to remarket all LPP shares tendered to it and the liquidity provider is required to purchase the shares, the applicable dividend rate may be different. The maturity of LPP shares will be deemed to be the date on which the underlying principal amount may be recovered or the next dividend rate adjustment date consistent with applicable regulatory requirements. LPP shares generally are issued by registered and unregistered pooled investment vehicles that use the proceeds to purchase medium- and long-term investments to seek higher yields and for other purposes.

LPP shares are subject to certain risks, including the following. Since mid-February 2008, existing markets for remarketed and auction preferred and debt securities generally have become illiquid and many investors have not been able to sell their securities through the regular remarketing or auction process. Although LPP shares provide liquidity protection through the liquidity provider, it is uncertain, particularly in the near term, whether there will be a revival of investor interest in purchasing securities sold through remarketings. There is also no assurance that the liquidity provider will be able to fulfill its obligation to purchase LPP shares subject to sell orders in remarketings that are not otherwise purchased because of insufficient clearing bids. If there are insufficient clearing bids in a remarketing and the liquidity provider is unable to meet its obligations to purchase the shares, the Fund may not be able to sell some or all of the LPP shares it holds. In addition, there is no assurance that the issuer of the LPP shares will be able to renew the agreement with the liquidity provider when its term has expired or that it will be able to enter into a comparable agreement with another suitable liquidity provider if such event occurs or if the liquidity agreement between the issuer and the liquidity provider is otherwise terminated.

Because of the nature of the market for LPP shares, the Fund may receive less than the price it paid for the shares if it sells them outside of a remarketing, especially during periods when remarketing does not attract sufficient clearing bids or liquidity in remarketings is impaired and/or when market interest rates are rising. Furthermore, there can be no assurance that a secondary market will exist for LPP shares or that the Fund will be able to sell the shares it holds outside of the remarketings conducted by the designated remarketing agent at any given time.

A rating agency could downgrade the ratings of LPP shares held by the fund or securities issued by the liquidity provider, which could adversely affect the liquidity or value in the secondary market of the LPP shares. It is also possible that an issuer of LPP shares may not earn sufficient income from its investments to pay dividends on the LPP shares. In addition, it is possible that the value of the issuer’s investment portfolio will decline due to, among other things, increases in long-term interest rates, downgrades or defaults on investments it holds and other market events, which would reduce the assets available to meet its obligations to holders of its LPP shares. In this connection, many issuers of LPP shares invest in non-investment grade bonds, also known as “junk” bonds. These securities are predominantly speculative because of the credit risk of their issuers. While offering a greater potential opportunity for capital appreciation and higher yields, non-investment grade bonds typically entail greater potential price volatility and may be less liquid than higher-rated securities. Issuers of non-investment grade bonds are more likely to default on their payments of interest and principal owed and such defaults will reduce the value of the securities they issue. The prices of these lower rated obligations are more sensitive to negative developments than higher rated securities. Adverse business conditions, such as a decline in the issuer’s revenues or an economic downturn, generally lead to a higher non-payment rate. In addition, a security may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates.

In addition, LPP shares are a new type of investment, the terms of which may change in the future in response to regulatory or market developments. LPP shares currently are issued in reliance on guidance provided by the SEC and the IRS. It is possible that the SEC and the IRS could issue new guidance or rules that supersede and nullify all or a portion of this guidance. If this happens, investors may not be able to rely on the current guidance applicable to LPP shares, which could adversely impact the value and liquidity of the Fund’s investment in LLP shares, the tax treatment of investments in LPP shares, or the ability of the Fund to invest in LPP shares.

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INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust for each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund’s outstanding voting securities. The investment restrictions of one Fund may be changed without affecting those of the other Fund.

Under the restrictions, each Fund:

(1)	may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable relief.

(2)
 may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

(3)	may not issue senior securities, except as permitted under the 1940 Act.

(4)
 may not underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

(5)	may make loans only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

(6)
may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the California Bond Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

(7)	may not purchase or sell real estate, but this shall not prevent investments in tax-exempt securities secured by real estate or interests therein.

Additionally, during normal market conditions, at least 80% of each Fund’s annual income will be excludable from gross income for federal income tax purposes and the shares will also be exempt from the California personal income taxes at least 80%; each Fund’s net assets will consist of California tax-exempt securities.

Additional Restriction

The following restriction is not considered to be a fundamental policy of the Funds. The Board of Trustees may change this additional restriction without notice to or approval by the shareholders.

Neither Fund will invest more than 15% (5% with respect to the California Money Market Fund) of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

SPECIAL RISK CONSIDERATIONS

The California Bond Fund and California Money Market Fund (collectively, the “California Funds”) invest primarily in California municipal securities. The value of their respective portfolio investments with respect to these securities will be highly sensitive to events affecting the fiscal stability of the State of California (referred to in this section as “California” or the “State”) and its municipalities, authorities and other instrumentalities that issue such securities. The following information is only a brief summary of the complex factors affecting the financial situation in California and is based on information available as of the date of this SAI primarily from official statements and legislative analyses relating to the State’s budget, and from official statements for securities offerings of the State.

General Economic Conditions

Economic Outlook. The economy of the State is the largest among the 50 states and one of the largest in the world. The diversified economy of the State has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction, and financial services. Certain of the State’s significant industries, such as high technology, are sensitive to economic disruptions in their export markets.

Between the first half of 2008 and second half of 2009, California, along with the United States, experienced the most severe economic downturn and financial pressure since the 1930s. Falling home prices, reduced credit availability, decreasing investment

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values and growing job losses, among other factors, weighed heavily on the California economy. Since January 2010, California, as well as the United States, has begun to slowly emerge from the economic downturn, although analysts have projected that the upturn in the current economic outlook will be modest and prolonged. The high number of unemployed in the State resulted in sharp declines in consumer spending and anticipated tax revenues during the downturn, and continues to place financial strain on hard-hit industries and government spending plans, hindering a more robust recovery of the California economy. There can be no assurance that the positive economic and fiscal trends will continue or that the economy will not become more difficult.

As of May 2010, California’s unemployment was 12.4%, compared to 11.3% in May 2009 (5.2% in May 2007), and employment growth in the State fell by 1.1% during the same year-over-year period. Job losses and the rate of unemployment in the State have moderated and held steady since December 2009, and the State has experienced gains in the number of employed in the last four consecutive months. The slowdown in the State’s job growth continues to affect all industry sectors.

Geography. California’s geographic location subjects it to earthquake and wildfire risks. It is impossible to predict the time, magnitude or location of a major earthquake or wildfire or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area. In October 2007, a series of wildfire burned across Southern California, forcing approximately 1 million evacuations and causing significant damage in seven counties. The possibility exists that other such earthquakes or wildfires could create major dislocation of the California economy and significantly affect State and local governmental budgets.

State Budgets

Budget Process. California has a fiscal year ending on June 30 of each year. Under the State constitution, the Governor must submit a proposed budget to the Legislature by January 10 of the preceding fiscal year and the Legislature must adopt a final budget by a two-thirds majority vote by June 15 of the preceding fiscal year. Both the proposed budget and final budget are required to be balanced, in that General Fund expenditures must not exceed projected General Fund revenues and transfers for the fiscal year.

California receives revenues from taxes, fees and other sources, the most significant of which are personal income tax, sales and use tax and corporate tax (which collectively constitute more than 90% of General Fund revenues and transfers). Due to historic revenue shortfalls in 2008 and 2009, the Legislature and Governor had to adopt three major budget plans for fiscal year 2009-10 in less than 11 months to resolve a projected budget deficit of $60 billion. Preliminary projections for the 2010-11 fiscal year suggest that the State will continue to face multi-billion dollar budget gaps through at least fiscal year 2013-14, absent prompt corrective action, due to ongoing revenue shortfalls and the elimination or expiration of certain enacted budget solutions.

2009-10 Budget. The California State Budget for the 2009-10 fiscal year (the “2009 Budget Act”), enacted on February 20, 2009, projected General Fund revenues and transfers of $97.7 billion and authorized expenditures of $92.2 billion for the fiscal year ended June 30, 2010. The $5.5 billion difference between General Fund resources and expenditures was expected to cover the 2008-09 budget deficit of $2.3 billion and establish a General Fund reserve of $3.2 billion as of June 30, 2010. The 2009 Budget Act assumed that the State would implement all of the Governor’s proposed budget-balancing solutions, which were subsequently rejected by voters in the May 19 special election, creating a budget shortfall of $5.8 billion for the 2009-10 fiscal year.

In May and June 2009, the State Legislature adopted revisions to the 2009 Budget Act (the “Revised 2009 Budget”) in response to a projected budget deficit of $21.3 billion for the 2009-10 fiscal year (due to the defeat of the Governor’s proposals, sharp declines in revenue and a $6.2 billion deficit projected  for the 2008-09 fiscal year). The Revised 2009 Budget projected General Fund revenues and transfers of $89.1 billion and authorized expenditures of $83.5 billion.

A further amendment to the 2009 Budget Act (the “Amended 2009 Budget”) was enacted on July 28, 2009 in response to an increased projected budget deficit of $26.3 billion (due to further deterioration of the State’s fiscal condition since May 2009 and delay in enacting budget solutions). The Amended 2009 Budget projected General Fund revenues and transfers of $89.5 billion and authorized expenditures of $84.6 billion.

On November 30, 2009, the Legislative Analyst’s Office (“LAO”), a non-partisan fiscal and policy adviser, released its annual “California Fiscal Outlook” report (the “LAO Report”). The LAO Report concluded that the Amended 2009 Budget’s projections regarding General Fund revenues and several major budget solutions were overly optimistic and forecast that the Legislature will need to address budget deficits of at least $20 billion in each of the 2010-11, 2011-12 and 2012-13 fiscal years. The LAO expressed concern that “the scale of the [projected] deficits is so vast that we know of no way that the Legislature, the Governor, and the voters can avoid making additional, very difficult choices about state priorities.”

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The May Revision to the Governor’s Budget for the 2010-11 fiscal year (the “May Revision”), released on May 14, 2010, provided an update to the projections in the Amended 2009 Budget, projecting General Fund revenues and transfers in fiscal year 2009-10 of $86.5 billion and authorized expenditures of $86.5. It also estimated a budget deficit of $6.8 billion as of June 30, 2010 assuming adoption of all of the Governor’s proposals.

Proposed Budget. The Governor’s Budget for the 2010-11 fiscal year (“2010 Governor’s Budget”) projected General Fund revenues and transfers in fiscal year 2010-11 of $85.5 billion and proposed expenditures of $82.9 billion for the 2010-11 fiscal year. Absent its proposed budget solutions, the 2010 Governor’s Budget projected a $19.9 billion deficit as of June 30, 2011, due primarily to a carryover deficit from fiscal year 2009-10, continued revenue shortfalls and failure to achieve certain enacted budget solutions. The 2010 Governor’s Budget proposed to close the budget deficit through recoupment of funds from the U.S. Government for federally mandated programs, substantial expenditure reductions, elimination of certain-funded programs and other alternative funding solutions which would require voter approval at the primary and general elections in June and November 2010. With the proposed budget’s corrective actions, the Governor’s Budget projects a $1 billion available reserve at the end of the 2010-11 fiscal year.

The May Revision projected revenues and transfers in fiscal year 2010-11 of $91.4 billion and proposed expenditures of $83.4 billion for the 2010-11 fiscal year. The May Revision also estimated a budget deficit of $19.1 billion as of June 30, 2011, absent any corrective actions. Assuming all the proposed budget solutions in the May Revision are implemented, the Governor projected a General Fund reserve of $1.2 billion as of the 2010-11 fiscal year-end.

In its May 18, 2010, “Overview of the 2010-11 May Revision,” the LAO concluded that the May Revision made a reasonable estimate of the State’s current budget problem, but it expressed concern that the Governor’s proposals would only reduce, and not eliminate, the persistent long-term budget gap. The LAO also cautioned that, due to several billion-dollar assumptions underlying the Governor’s proposals, the budgeted savings of the proposals may not be achieved absent prompt enactment of legislation.

Future Budgets. It cannot be predicted what actions will be taken in the future by the Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.

Significant Deterioration of State Finances. Although the 2009 Budget Act was in operating balance at the time it was adopted inFebruary 2009, the sinking economy and the turmoil in the financial markets caused General Fund revenues to decline faster and farther than expected. At the same time, the worldwide credit contraction, including in the municipal bond market, resulted in a dramatic decrease in the normal volume of bond and note transactions, which limited the State’s ability to obtain necessary financing. In 2009, the State Controller was forced to defer payment of $4.8 billion in general obligations for 30 days and issue nearly $2.6 billion in registered warrants (IOUs) in payment of non-mandated State obligations to prevent a severe cash deficit. The 2010 Governor’s Budget and State Controller have both projected continuing cash pressure during the 2010-11 fiscal year. While legislation enacted in March 2010 during the special session of the Legislature permit the State to defer approximately $4.7 billion in education and local government payments to avoid future liquidity difficulties, a significant cash shortfall is projected in fiscal year 2010-11 which may require further issuance of IOUs absent corrective actions and timely adoption of the 2010-11 budget.

Deficit Solutions. In the Amended 2009 Budget, the State adopted $24.1 billion in budget solutions and adjusted the estimated General Fund reserve for the 2009-10 fiscal year to $500 million. Since the 2009 Budget Act, the State has enacted $51.9 billion in budget solutions ($31 billion in spending reductions, $12.5 billion in additional taxes and $8.4 billion in other measures) and secured $8 billion in federal stimulus money to supplement State programs.

In its LAO Report, the LAO forecasts that California will need to address a General Fund deficit of approximately $23 billion by fiscal year 2012-13 (nearly $8 billion more than deficit projected by the Amended 2009 Budget) absent prompt legislative action. The LAO Report attributed its negative fiscal outlook to the State’s obligation in fiscal year 2012-13 to repay borrowed funds to local governments pursuant to Proposition 1A. The LAO in its report also cautioned that, absent permanent, ongoing budget solutions and a sustainable financial framework, California may struggle with insolvency in future fiscal years. The LAO reaffirmed its projections in its Overview of the May Revision.

Constraints on the Budget Process. Proposition 58, approved in March 2004, requires the State to enact a balanced budget, establish a special reserve in the General Fund and restricts future borrowing to cover budget deficits. As a result of the provisions requiring the enactment of a balanced budget and restricting borrowing, the State may, in some cases, have to take immediate actions during the fiscal year to correct budgetary shortfalls. The balanced budget determination is made by subtracting expenditures from all available resources, including prior-year balances.

If the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor is authorized to declare a fiscal emergency and call the Legislature into special session to consider proposed legislation to address the emergency. If the Legislature fails to pass and send to the Governor legislation to address the budgetary or fiscal emergency within 45 days, the

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Legislature would be prohibited from acting on any other bills or adjourning in joint recess until such legislation is passed. During the deteriorating economic conditions and the rapidly expanding budget deficit in fiscal year 2008-09, the Governor declared fiscal emergencies on January 10, 2008, December 1, 2008, and July 1, 2009, and called three special sessions of the Legislatureto resolve the budget imbalances, enact economic stimulus and address the State’s liquidity problems. In conjunction with the issuance of the 2010 Governor’s Budget on January 8, 2010, the Governor declared another fiscal emergency and called a special session of the Legislature. During the special session, the Legislature adopted legislation intended to reduce the budget gap by approximately $3.2 billion, a portion of which (intended to provide $2.1 billion in savings) the Governor vetoed. The remaining $1.1 billion in budget solutions adopted by the Legislature was signed by the Governor on March 22, 2010.

Proposition 58 also requires a specified portion of estimated annual General Fund revenues to be transferred by the Controller into a special reserve (the Budget Stabilization Account) no later than September 30 of each fiscal year. These transfers until the balance in the Budget Stabilization Account reaches $8 billion or 5% of the estimated General Fund revenues for that fiscal year, whichever is greater, and then whenever the balance falls below the $8 billion or 5% target. The annual transfers can be suspended or reduced for a fiscal year by an executive order issued by the Governor no later than June 1 of the preceding fiscal year. The Governor issued such an executive order for each of the 2008-09, 2009-10 and 2010-11fiscal years.

Proposition 58 also prohibits certain future borrowing to cover budget deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of borrowing, such as short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the State), or inter-fund borrowings.

State Indebtedness

General Obligation Bonds and Revenue Bonds. As of June 1, 2010, the State had approximately $90.1 billion aggregate principal of outstanding long-term general obligation bonds and revenue bonds. The current estimate of the interest to be paid on the principal amount outstanding is approximately $71.6 billion. As of June 1, 2010, general obligation bond authorizations of approximately $42.9 billion remained unissued.

Ratings. As of July 6, 2010, the State’s general obligation bonds were rated A1 by Moody’s, A- by Standard & Poor’s (“S&P”), and A- by Fitch Ratings. Though bonds issued by the State remain “investment grade” according to each ratings agency, California currently has the lowest credit rating of any state, and therefore pays higher interest rates than its peers when issuing general obligation bonds. The agencies continue to monitor the State’s budget outlook closely to determine whether to alter the ratings. It is not possible to determine whether, or the extent to which, Moody’s, S&P, or Fitch Ratings will change such ratings in the future.

Infrastructure Planning. In January 2006, the Governor and Legislature launched the Strategic Growth Plan, a State program dedicated to rebuilding California’s infrastructure. Despite the recession and budget problems, California has continued to invest in maintaining and improving the State’s infrastructure through this program. In the November 2008 general election, California voters approved new general obligation bond measures authorizing $9.95 billion for a high-speed train service linking Southern California and the San Francisco Bay Area, $980 million for construction and renovation of children’s hospitals and $900 million for mortgage loans to California veterans. The State government has also proposed placing additional measures on the ballot in the November 2010 general election for voters to consider, authorizing at least $11 billion of new general obligation bonds for various water management, drought relief and groundwater protection projects. The State has aggressively pursued and secured federal stimulus money under the American Recovery and Reinvestment Act of 2009 to fund other infrastructure projects.

Local Government. The primary units of local government in California are the counties, which vary significantly in size and population. Counties are responsible for provision of many basic services, including indigent healthcare, welfare, courts, jails and public safety in unincorporated areas. There are also hundreds of incorporated cities and thousands of other special districts formed for education, utility and other services. Local governments are limited in their ability to raise revenues due to constitutional constraints on their ability to impose or increase various taxes, fees, and assessments without voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities.

Local governments in California have experienced notable financial difficulties from time to time, and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Senate Constitutional Amendment No. 4, enacted by the Legislature and approved by the voters in November 2004, has reduced the Legislature’s authority over local government revenue sources by placing restrictions on the State’s access to local governments’ property, sales, and vehicle licensing revenues. Senate Constitutional Amendment No. 4 also prohibits the State from mandating activities on cities, counties or special districts without providing for the funding needed to comply with the mandates.  The State

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mandate provisions of Senate Constitutional Amendment No. 4 do not apply to schools or community colleges or to mandates relating to employee rights.

Constitutional and Legislative Factors

Initiative constitutional amendments affecting State and local taxes and appropriations have been proposed and adopted pursuant to the State’s initiative process from time to time. If any such initiatives are adopted, the State could be pressured to provide additional financial assistance to local governments or appropriate revenues as mandated by such initiatives. Propositions that may be adopted in the future also may place increasing pressure on the State’s budget over future years, potentially reducing resources available for other State programs, especially to the extent any mandated spending limits would restrain the State’s ability to fund such other programs by raising taxes. Because of the complexities of constitutional amendments and related legislation concerning appropriations and spending limits, the ambiguities and possible inconsistencies in their terms, the applicability of any exceptions and exemptions and the impossibility of predicting future appropriations, it is not possible to predict the impact on the bonds in the portfolios of the California Funds.

Effect of other State Laws on Bond Obligations. Some of the California municipal securities in which the California Funds can invest may be obligations payable solely from the revenues of a specific institution or secured by specific properties. These are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California healthcare institutions may be adversely affected by State laws reducing Medi-Cal reimbursement rates, and California law limits the remedies available to a creditor secured by a mortgage or deed of trust on real property. Debt obligations payable solely from revenues of healthcare institutions may also be insured by the State but no guarantee exists that adequate reserve funds will be appropriated by the Legislature for such purpose.

Litigation. The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State might require the State to make significant future expenditures or impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.

On June 30, 2009, the California Court of Appeals, Third Appellate District, held in Shaw v. People ex rel. Chiang that the State in the 2007 Budget Act improperly appropriated $1.2 billion in sales and use taxes collected on vehicle fuel to make debt service payments on various transportation bonds and fund various transportation-related programs. The California Supreme Court denied the State’s petition for review on September 30, 2009 and the matter was remanded to the trial court, which entered a judgment requiring the State to reimburse $1.1 billion for fiscal year 2007-08 from unencumbered funds from an appropriation reasonably related to public transit, of which there is none in the 2009-10 fiscal year.

On December 1, 2008, a settlement agreement among the parties in Department of Finance v. Commission on State Mandates, et al. (Sacramento Superior Court) was reached in connection with a dispute over reimbursement claims relating to State-mandated behavioral intervention plans for special education students. The settlement agreement, subject to legislative approval, requires the State to pay plaintiffs $510 million in retroactive reimbursements over six years, starting in fiscal year 2011-12, and to permanently increase special education funding by $65 million annually, beginning in fiscal year 2009-10. The LAO has recommended that the State eliminate the annual funding costs by aligning California special education regulations with federal law. If the Legislature does not approve the settlement agreement, trial in this matter has been set for December 2010.

On August 29, 2008, the Los Angeles Superior Court ruled in favor of the plaintiff in Nortel Networks Inc. v. State Board of Equalization, a tax refund case involving the interpretation of certain statutory sales and use tax exemptions for “custom-written” computer software and licenses to use computer software. The adverse ruling to the Board if applied to other similarly situated taxpayers could have a significant negative impact, in the range of approximately $500 million annually, on tax revenues.

On August 18, 2008, the U.S District Court, District of California, Western Division, granted in part a preliminary injunction in Independent Living Center of Southern California v. Shewry (“Independent Living Center”), a Medi-Cal case by various Medi-Cal service providers to bar the State from implementing the 10% reduction in reimbursement rates adopted by the State in July 2008. The district court’s injunctions were made effective as of August 18, 2008. On appeal, the Ninth Circuit Court of Appeals affirmed the district court’s injunction and further found that the injunction should apply to services rendered on or after July 1, 2008. The Los Angeles Superior Court denied a similar motion for preliminary injunction by different plaintiffs in California Medical Association v. Shewry, and the plaintiffs intend to appeal seeking the retrospective relief awarded by the Ninth Circuit Court in Independent Living Center. A final decision adverse to the State in these two cases could result in costs to the General Fund of $816 million.

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On August 8, 2005, a lawsuit titled California Teachers Association et al. v. Arnold Schwarzenegger et al. was filed. Plaintiffs – California Teachers Association, California Superintendent of Public Instruction Jack O’Connell, and various other individuals – allege that the California Constitution’s minimum school funding guarantee was not followed for the 2004-05 fiscal year and the 2005-06 fiscal year in the aggregate amount of approximately $3.1 billion. Plaintiffs seek a writ of mandate requiring the State to recalculate the minimum-funding guarantee in compliance with the California Constitution. On May 10, 2006, counsel for all parties executed a settlement agreement, and the action has been stayed pending implementation legislation. The settlement calls for payment of the outstanding balance of the minimum funding obligation to school districts and community college districts (approximately $3 billion in the aggregate) through the 2013-14 fiscal year.

PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement, and subject to the general control of the Trust’s Board of Trustees, places all orders for the purchase and sale of Fund securities. Purchases of Fund securities are made either directly from the issuer or from dealers who deal in tax-exempt securities. The Manager may sell Fund securities prior to maturity if circumstances warrant and if it believes such disposition is advisable. In connection with portfolio transactions for the Trust, the Manager seeks to obtain the best available net price and most favorable execution for its orders.

The Manager has no agreement or commitment to place transactions with any broker-dealer and no regular formula is used to allocate orders to any broker-dealer. However, the Manager may place security orders with brokers or dealers who furnish research and brokerage services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services would be generated through underwriting concessions from purchases of new issue fixed income securities. Such research and brokerage services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party databases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. Thus, the Manager may be able to supplement its own information and to consider the views and information of other research organizations in arriving at its investment decisions. If such information is received and it is in fact useful to the Manager, it may tend to reduce the Manager’s costs.

The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. In evaluating the performance of the brokers and dealers, the Manager considers whether the broker-dealer has generally provided the Manager with the best overall terms available, which includes obtaining the best available price and most favorable execution. The receipt of research from broker-dealers that execute transactions on behalf of the Trust may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers that have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Trust. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Trust. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See The Trust’s Manager.

Securities of the same issuer may be purchased, held, or sold at the same time by the Trust for any or all of its Funds, or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Trust, as well as the Manager’s other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Trust with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Trust. In some instances, this procedure may affect the price and size of the position obtainable for the Trust.

The tax-exempt securities market is typically a “dealer” market in which investment dealers buy and sell bonds for their own accounts, rather than for customers, and although the price may reflect a dealer’s mark-up or mark-down, the Trust pays no brokerage commissions as such. In addition, some securities may be purchased directly from issuers.

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The Manager directed a portion of the Funds’ transactions to certain broker-dealers that provided the Manager with research, analysis, advice, and similar services. For the fiscal year ended March 31, 2010, there were no such transactions and related underwriting concessions for the California Funds.

Portfolio Turnover Rates

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year.

The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the California Bond Fund’s portfolio appropriate in view of its investment objective. For example, securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities. The California Bond Fund may purchase or sell securities solely to achieve short-term trading profits. These activities may increase the portfolio turnover rate for the Fund, which may result in the Fund incurring higher brokerage costs and realizing more taxable gains than would otherwise be the case in the absence of such activities.

For the last two fiscal years ended March 31, the California Bond Fund’s portfolio turnover rates were as follows:

2009	9%	2010	7%

Portfolio turnover rates have been calculated excluding short-term variable rate securities, which are those with put date intervals of less than one year.

FUND HISTORY AND DESCRIPTION OF SHARES

The Trust, formerly known as USAA State Tax-Free Trust, is an open-end management investment company established as a statutory trust under the laws of the state of Delaware pursuant to a Master Trust Agreement dated June 21, 1993, as amended. The Trust is authorized to issue shares of beneficial interest in separate portfolios. Forty-six such portfolios have been established, two of which are described in this SAI. The Trust is permitted to offer additional funds or classes of shares.  Each class of shares of a Fund is a separate share class of that Fund and is not a separate mutual fund. The Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services. Under the Master Trust Agreement, the Board of Trustees is authorized to create new portfolios in addition to those already existing without shareholder approval.

The Funds are series of the Trust and are diversified. The Trust began offering shares of the Funds in August 2006. The Funds formerly were series of USAA Tax Exempt Fund, Inc., a Maryland corporation, which began offering shares of the California Bond and the California Money Market Funds in August 1989, and were reorganized into the Trust in August 2006. The California Bond Fund offers two classes of shares, identified as retail shares and Adviser Shares. The Adviser Shares were established on April 9, 2010, and commenced offering on August 1, 2010. Shares of each class of a Fund represent identical interests in that Fund’s investment portfolio and have the same rights, privileges and preferences. However, each class may differ with respect to expenses allocable to that class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. Shares of each Fund are entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund.  Due to the different expenses of each class, however, dividends and liquidation proceeds on retail shares, institutional shares and adviser shares will differ. The different expenses applicable to each class of shares of a Fund also will affect the performance of each class.

Each Fund’s assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds’ relative net assets during the fiscal year or in such other manner as the Trustees determine to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board. Upon liquidation of that Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution.

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Under the Trust’s Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Trustees for shareholder information in order to obtain signatures to request a shareholder meeting. The Trust may fill vacancies on the Board or appoint new Trustees if the result is that at least two-thirds of the Trustees have still been elected by shareholders. Moreover, pursuant to the Master Trust Agreement, any Trustee may be removed by the vote of two-thirds of the outstanding Trust shares and holders of 10% or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. The Trust will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust’s Board of Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shareholders of a particular Fund might have the power to elect all of the Trustees of the Trust because that Fund has a majority of the total outstanding shares of the Trust. When issued, each Fund’s shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

Taxation of the Funds

Each Fund, which is treated as a separate corporation for federal tax purposes, intends to continue to qualify each taxable year for treatment as a regulated investment company (RIC) under Subchapter M of Chapter 10 of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, a Fund will not be liable for federal income tax on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that it distributes to its shareholders, provided that it distributes at least 90% of its net investment income and the excess of its net short-term capital gain over its short-term capital loss for the taxable year.

To continue to qualify for treatment as a RIC, a Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from interest dividends, payments with respect to securities loans, gains from the sale or other disposition of securities, and other income (including gains from options or futures contracts) derived with respect to its business of investing in securities, (the 90% test) and (2) satisfy certain diversification requirements at the close of each quarter of its taxable year. Furthermore, for a Fund to pay tax-exempt income dividends, at least 50% of the value of it’s total assets at the close of each quarter of its taxable year must consist of obligations the interest on which is exempt from federal income tax. Each Fund intends to continue to satisfy these requirements.

The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for that calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31 in that year, and (3) any prior undistributed taxable income and gains. Each Fund intends to continue to make distributions necessary to avoid imposition of this excise tax.

For federal income tax purposes, debt securities purchased by a Fund, including zero coupon bonds, may be treated as having original issue discount (generally, the excess of the stated redemption price at maturity of a debt obligation over its issue price). Original issue discount is treated for federal income tax purposes as income earned by a Fund, whether or not any payment is actually received, and therefore is subject to the distribution requirements mentioned above. However, original issue discount with respect to tax-exempt obligations generally will be excluded from a Fund’s taxable income, although that discount will be included in its gross income for purposes of the 90% test and will be added to the adjusted tax basis of those obligations for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity, which takes into account the compounding of accrued interest.

A Fund may purchase debt securities at a market discount. A market discount exists when a security is purchased at a price less than its original issue price adjusted for accrued original issue discount, if any. The Funds intend to defer recognition of accrued market discount on a security until maturity or other disposition of the security. For a security purchased at a market discount, the gain realized on disposition will be treated as taxable ordinary income to the extent of accrued market discount on the security.

The Funds may also purchase debt securities at a premium, i.e., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date, but no deduction is allowed for the premium amortization. The amortized bond premium on a security will reduce a Fund’s adjusted tax basis in the security. For taxable securities, the

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premium may be amortized if a Fund so elects. The amortized premium on taxable securities is first offset against interest received on the securities and then allowed as a deduction, and generally must be amortized under an economic accrual method.

Taxation of the Shareholders

The portion of the dividends a Fund pays (excluding capital gain distributions) equal to the excess of its excludable interest over certain amounts disallowed as deductions will qualify as “exempt-interest dividends,” and thus will be excludable from its shareholders’ gross income for federal income tax purposes, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under Code section 103(a); each Fund intends to continue to satisfy this requirement. The aggregate dividends a Fund designates as exempt-interest dividends for any taxable year may not exceed its net tax-exempt income for the year.

Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from a Fund are includable in their “modified adjusted gross income” for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

If a Fund invests in any instruments that generate taxable income (such as market discount bonds, as described above, options, futures, other derivatives, securities of investment companies that pay distributions other than exempt-interest dividends, or otherwise under the circumstances described in the Funds’ prospectus and this SAI) or engages in securities lending, the portion of any dividend that Fund pays that is attributable to the income earned on those instruments or from such lending will be taxable to its shareholders as ordinary income to the extent of its earnings and profits (and will not qualify for the 15% maximum federal income tax rate on certain dividends applicable to for individual shareholders), and only the remaining portion will qualify as an exempt-interest dividend. Moreover, if a Fund realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders. Those distributions will be subject to a 15% maximum federal income tax rate for individual shareholders to the extent they are attributable to net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) a Fund recognizes on sales or exchanges of capital assets through March 31, 2011, as noted in the prospectus, but distributions of other capital gain will be taxed as ordinary income.

All distributions of investment income during the year will have the same percentage designated as tax-exempt. This method is called the “average annual method.” Since the Funds invest primarily in tax-exempt securities, the percentage will be substantially the same as the amount actually earned during any particular distribution period.

Taxable distributions are generally included in a shareholder’s gross income for the taxable year in which they are received. However, dividends and other distributions declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31 if they are paid during the following January.

A shareholder of the California Bond Fund should be aware that a redemption of shares (including any exchange into another USAA Fund) is a taxable event, and, accordingly, a capital gain or loss may be recognized. If a shareholder receives an exempt-interest dividend with respect to any share and has held that share for six months or less, any loss on the redemption or exchange of that share will be disallowed to the extent of that exempt-interest dividend. Similarly, if a shareholder of the California Bond Fund receives a distribution taxable as long-term capital gain and redeems or exchanges that Fund’s shares before he or she has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss.

The Funds may invest in industrial development revenue bonds, which are a type of private activity bonds (PABs) under the Code. Interest on certain of those bonds generally is a tax preference item for purposes of the federal alternative minimum tax (AMT), although the interest continues to be excludable from federal gross income. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from industrial development revenue bonds is a tax preference item that is added to income from other sources for the purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. For corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings (ACE) exceed alternative minimum taxable income before the ACE adjustment. For corporate taxpayers, all tax-exempt interest is considered in calculating the AMT as part of the ACE. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager’s nor the Funds’ counsel makes any review of the basis for such opinions.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes.

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Entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development revenue bonds should consult their tax advisers before purchasing Fund shares because, for users of certain of these facilities, the interest on industrial development revenue bonds is not exempt from federal income tax. For these purposes, “substantial user” is defined to include a “non-exempt person” who regularly uses in a trade or business a part of a facility financed from the proceeds of or industrial development revenue bonds.

The Tax Exempt California Money Market Fund must withhold and remit to the U.S. Treasury 28% of taxable dividends, and the Tax Exempt California Bond Fund must withhold and remit thereto 28% of taxable dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which gain or loss may be realized), otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from the Funds’ dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees of the Trust consists of six Trustees who supervise the business affairs of the Trust. The Board of Trustees is responsible for the general oversight of the Funds’ business and for assuring that the Funds are managed in the best interests of each Fund’s respective shareholders. The Board of Trustees periodically reviews the Funds’ investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds’ service providers, including IMCO and its affiliates.

Board Leadership Structure

The Board of Trustees is comprised of a super-majority (over 80%) of Trustees who are not “interested persons” (as defined under the 1940 Act) of the Funds (the “Non-Interested Trustees”). In addition, the Chairman of the Board of Trustees is a Non-Interested Trustee. The Chairman presides at meetings of the Trustees, and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the funds’ management, officers, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board may also designate working groups or ad hoc committees as it deems appropriate.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board considers leadership by Non-Interested Trustee as Chairman to be integral to promoting effective independent oversight of the Funds’ operations and meaningful representation of the shareholders’ interests, given the number of Funds offered by the Trust and the amount of assets that these Funds represent. The Board also believes that having a super-majority of Non-Interested Trustees is appropriate and in the best interest of the Funds’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, important elements in its decision-making process. In addition, the Board believes that Mr. Claus, as President of USAA’s Financial Advice and Solutions Group, provides the Board with the Adviser’s perspective in managing and sponsoring the Funds. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Board Oversight of Risk Management

As registered investment companies, the Funds are subject to a variety of risks, including investment risks (such as, among others, market risk, credit risk and interest rate risk), financial risks (such as, among others, settlement risk, liquidity risk and valuation risk), compliance risks, and operational risks. The Trustees play an active role, as a full board and at the committee level, in overseeing risk management for the Funds. The Trustees delegate the day-to-day risk management of the Funds to various groups, including but not limited to, portfolio management, risk management, compliance, legal, fund accounting, and various committees discussed herein. These groups provide the Trustees with regular reports regarding investment, valuation, liquidity, and compliance, as well as the risks associated with each. The Trustees also oversee risk management for the Funds through regular interactions with the Funds’ external auditors.

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The Board also participates in the Funds’ risk oversight, in part, through the Funds’ compliance program, which covers the following broad areas of compliance: investment and other operations; recordkeeping; valuation and pricing; communications and disclosure; reporting and accounting; portfolio management, trading practices, code of ethics and protection of non-public information, accuracy of disclosures, safeguarding of fund assets, recordkeeping, marketing, fees, privacy, anti-money laundering, business continuity, valuation and pricing of funds shares, processing of fund shares, affiliated transactions, fund governance and market timing. The program seeks to identify and assess risk through various methods, including through regular interdisciplinary communications between compliance professionals and business personnel who participate on a daily basis in risk management on behalf of the Funds. The Funds’ chief compliance officer provides an annual compliance report and other compliance related briefings to the Board in writing and in person.

IMCO seeks to identify for the Board the risks that it believes may affect the Funds and develops processes and controls regarding such risks. However, risk management is a complex and dynamic undertaking and it is not always possible to comprehensively identify and/or mitigate all such risks at all times since risks are at times impacted by external events. In discharging its oversight responsibilities, the Board considers risk management issues throughout the year with the assistance of its various committees as described below. Each committee presents reports to the Board after its meeting, which may prompt further discussion of issues concerning the oversight of the Funds’ risk management. The Board as a whole also reviews written reports or presentations on a variety of risk issues as needed and may discuss particular risks that are not addressed in the committee process.

Among other committees, the Board has established an Audit Committee, which is composed solely of Non-Interested Trustees and which oversees management of financial risks and controls. The Audit Committee serves as the channel of communication between the independent auditors of the Funds and the Board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process. Although the Audit Committee is responsible for overseeing the management of financial risks, the Board is regularly informed of these risks through committee reports.

Trustee Qualifications

The Board believes that all of the Trustees bring to the Board a wealth of executive leadership experience derived from their service as executives, board members, and leaders of diverse companies, academic institutions, and community and other organizations. The Board also believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. In determining whether an individual is qualified to serve as a Trustee of the Funds, the Board considers a wide variety of information about the Trustee, and multiple factors contribute to the Board's decision. However, there are no specific required qualifications for Board membership. Each Trustee is determined to have the experience, skills, and attributes necessary to serve the Funds and their shareholders because each Trustee demonstrates an exceptional ability to consider complex business and financial matters, evaluate the relative importance and priority of issues, make decisions, and contribute effectively to the deliberations of the Board. The Board also considers the individual experience of each Trustee and determines that the Trustee’s professional experience, education, and background contribute to the diversity of perspectives on the Board. The business experience and objective thinking of the Trustees are considered invaluable assets for IMCO management and, ultimately, the Funds’ shareholders.

Set forth below are the Non-Interested Trustees, the Interested Trustee, officers, and each of their respective offices and principal occupations during the last five years, length of time served, information relating to any other directorships held, and the specific roles and experience of each Board member that factor into the determination that the Trustee should serve on the Board.

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Non-Interested Trustees

Name, Address* and Age	Position(s) Held with Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past Five Years and Other Directorships Held and Experience	Number of USAA Funds Overseen by Trustee/Officer
Barbara B. Dreeben (65)	Trustee	January 1994
President, Postal Addvantage (7/92-present), which is a postal mail list management service. Ms. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Ms. Dreeben brings to the board particular experience with community and organizational development as well as over 16 years’ experience as a board member.
One registered investment company consisting of 46 funds

Robert L. Mason, Ph.D. (64)	Trustee	January 1997
Institute Analyst, Southwest Research Institute (3/02-present); which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Dr. Mason brings to the board particular experience with information technology matters, statistical analysis, and human resources as well as over 13 years’ experience as a board member.
One registered investment company consisting of 46 funds

Barbara B. Ostdiek Ph.D. (46)	Trustee	January 2008
Jesse H. Jones Graduate School of  Business, Associate Professor of Management, Rice University (7/01-present) and Academic Director, El Paso Corporation Finance Center (7/02-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Dr. Ostdiek brings to the board

One registered investment company consisting of 46 funds

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particular experience with financial investment management, education, and research as well as over two years’ experience as a board member.
Michael F. Reimherr (64)	Trustee	January 2000
President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Reimherr brings to the board particular experience with organizational development, budgeting, finance, and capital markets as well as over 10 years’ experience as a board member.

One registered investment company consisting of 46 funds
Richard A. Zucker (67)	Trustee and Chairman	January 1992 and Chair since February 2005
Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Zucker brings to the board particular experience with budgeting, finance, ethics, operations management as well as over 18 years’ experience as a board member.

One registered investment company consisting of 46 funds

*The address for each Non-Interested Trustee is USAA Investment Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.

**The term of office for each Trustee is twenty (20) years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

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Trustees and officers of the Trust who are employees of the Manager or affiliated companies are considered “interested persons”under the 1940 Act.

Interested Trustee
Name, Address* and Age	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years and Other Directorships Held and Experience	Number of USAA Funds Overseen by Trustee/Officer
Christopher W. Claus (49)	Trustee, President, and Vice Chairman	February 2001
Chair of the Board of Directors (IMCO) (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2-07); Chair of the Board of Directors, of USAA Financial Advisors, Inc. (FAI) (1/07-present); President FAI (12/07-10/09); President Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Investment Corporation, USAA Shareholder Account Services (SAS) and USAA Financial Planning Services Insurance Agency, Inc. (FPS). He also serves as Vice Chair for USAA Life Insurance Company (USAA Life). Mr. Claus’s 16 years with IMCO and his position as principal executive officer of the USAA mutual funds give him intimate experience with the day-to-day management and operations of the USAA mutual funds.

One registered investment company consisting of 46 funds

Interested Officers

Name, Address* and Age	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years	Number of USAA Funds Overseen by Trustee/Officer
Daniel S. McNamara (44)	Vice President	December 2009
President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (9/01-9/09).

One registered investment company consisting of 46 funds

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R. Matthew Freund (47)	Vice President	April 2010	Senior Vice President, Investment Portfolio Management, IMCO (03/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a director of SAS.	One registered investment company consisting of 46 funds

John P. Toohey (42)	Vice President	June 2009	Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments, (12/03-1/09); Vice President, AIG Investments (12/00-11/03).	One registered investment company consisting of 46 funds

Christopher P. Laia (50)	Secretary	April 2010
Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the officer positions of Vice President and Secretary of IMCO and SAS, and Vice President and Assistant Secretary of FAI and FPS.
One registered investment company consisting of 46 funds

James G. Whetzel (32)	Assistant Secretary	April 2010	Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).	One registered investment company consisting of 46 funds

Roberto Galindo, Jr. (49)	Treasurer	February 2008	Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).	One registered investment company consisting of 46 funds

William A. Smith (62)	Assistant Treasurer	February 2009
Vice President, Senior Financial Officer and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09- present);
Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/Accounttemps, (8/06-
1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).
One registered investment company consisting of 46 funds

Jeffrey D. Hill (42)	Chief Compliance Officer	September 2004	Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).	One registered investment company consisting of 46 funds

*The address of the Interested Trustee and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

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Committees of the Board of Trustees

The Board of Trustees typically conducts regular meetings five or six times a year to review the operations of the Funds in the USAA family of funds. During the Funds’ most recent full fiscal year ended March 31, 2010, the Board of Trustees held meetings six times. A portion of these meetings is devoted to various committee meetings of the Board of Trustees, which focus on particular matters. In addition, the Board of Trustees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board of Trustees has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. The duties of these four Committees and their present membership are as follows:

Executive Committee: Between the meetings of the Board of Trustees and while the Board is not in session, the Executive Committee of the Board of Trustees has all the powers and may exercise all the duties of the Board of Trustees in the management of the business of the Trust that may be delegated to it by the Board. Trustees Claus and Zucker are members of the Executive Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Executive Committee held no meetings.

Audit Committee: The Audit Committee of the Board of Trustees reviews the financial information and the independent auditors’ reports, and undertakes certain studies and analyses as directed by the Board. Trustees Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Audit Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Audit Committee held meetings four times.

Pricing and Investment Committee: The Pricing and Investment Committee of the Board of Trustees acts upon various investment-related issues and other matters that have been delegated to it by the Board. Trustees Claus, Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Pricing and Investment Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Pricing and Investment Committee held meetings five times.

Corporate Governance: The Corporate Governance Committee of the Board of Trustees maintains oversight of the organization, performance, and effectiveness of the Board and independent Trustees. Trustees Dreeben, Ostdiek, Mason, Reimherr, and Zucker are members of the Corporate Governance Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Corporate Governance Committee held meetings six times.

In addition to the previously listed Trustees and/or officers of the Trust who also serve as Directors and/or officers of the Manager, the following individual is an executive officer of the Manager: Clifford Gladson, Senior Vice President, Investment Adviser. There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

The following table sets forth the dollar range of total equity securities beneficially owned by the Trustees of the Funds listed in this SAI and in all the USAA Funds overseen by the Trustees as of the calendar year ended December 31, 2009.

USAA Fund
	California	California Money	Complex
	Bond Fund	Market Fund	Total
Interested Trustee
Christopher W. Claus	None	None	Over $100,000
Non Interested Trustees
Barbara B. Dreeben	None	None	Over $100,000
Robert L. Mason, Ph.D.	None	None	Over $100,000
Barbara B. Ostdiek, Ph.D.	None	None	$50,001-$100,000
Michael F. Reimherr	None	None	Over $100,000
Richard A. Zucker	None	None	Over $100,000

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The following table sets forth information describing the compensation of the current Trustees of the Trust for their services as Trustees for the fiscal year ended March 31, 2010.

Name	Aggregate	Total Compensation
of	Compensation from	from the USAA
Trustee	Funds Listed in this SAI	Family of Funds (b)
Interested Trustee
Christopher W. Claus	None (a)	None (a)
Non Interested Trustees
Barbara B. Dreeben	$ 3,966	$ 89,650
Robert L. Mason, Ph.D.	$ 3,966	$ 89,650
Barbara B. Ostdiek, Ph.D.	$ 3,701	$ 83,650
Michael F. Reimherr	$ 3,701	$ 83,650
Richard A. Zucker	$ 4,232	$ 95,650

(a)Christopher W. Claus is affiliated with the Trust’s investment adviser, IMCO, and, accordingly, receives no remuneration from the Trust or any other Fund in the USAA Fund Complex.

(b)At March 31, 2010, the USAA Fund Complex consisted of one registered investment company with 46 individual funds.

No compensation is paid by any fund to any Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Trust reimburses certain expenses of the Trustees who are not affiliated with the investment adviser. As of June 30, 2010, the officers and Trustees of the Trust and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Trust.

As of June 30, 2010, USAA and its affiliates (including related employee benefit plans) owned no shares of the Funds. The Trust knows of no one person who, as of June 30, 2010, held of record or owned beneficially 5% or more of either Fund’s shares.

THE TRUST’S MANAGER

As described in the prospectus, IMCO is the manager and investment adviser, providing services under the Advisory Agreement. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for the Trust from its inception.

In addition to managing the Trust’s assets, IMCO advises and manages the investments for USAA and its affiliated companies. As of the date of this SAI, total assets under management by IMCO were approximately $78 billion, of which approximately $39 billion were in mutual fund portfolios.

Advisory Agreement

Under the Advisory Agreement, IMCO provides an investment program, carries out the investment policy, and manages the portfolio assets for each Fund. For these services under the Advisory Agreement, the Trust has agreed to pay IMCO a fee computed as described under Fund Management in the prospectus. Management fees are computed and accrued daily and payable monthly. IMCO is authorized, subject to the control of the Board of Trustees of the Trust, to determine the selection, amount, and time to buy or sell securities for each Fund. IMCO compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of IMCO or its affiliates.

Except for the services and facilities provided by IMCO, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested persons (not affiliated) of IMCO; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. IMCO pays the cost of printing and mailing copies of the prospectus, the SAI, and reports to prospective shareholders.

The Advisory Agreement will remain in effect until July 31, 2011, for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Trustees (on behalf of such Fund) including a majority of the Trustees who are not interested persons of IMCO or (otherwise than as Trustees) of the Trust, at a meeting called for the purpose of voting on such

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approval. The Advisory Agreement may be terminated at any time by either the Trust or IMCO on 60 days’ written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

From time to time, IMCO may voluntarily, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. IMCO can modify or eliminate the voluntary waiver at any time without prior notice to shareholders.

For the last three fiscal years ended March 31, the Trust paid IMCO the following fees:

	2008	2009	2010
California Bond Fund	$2,120,172	$1,828,134	$1,818,825
California Money Market Fund	$1,854,303	$2,084,256	$1,645,143

Because the California Money Market Fund’s expenses exceeded IMCO’s voluntary expense limitations, IMCO did not receive management fees to which it would have been entitled of $126,982, for fiscal year ended March 31, 2010.

The California Bond Fund’s management fee is based upon two components, a base fee and a performance adjustment. The base fee, is accrued daily and paid monthly, is computed as a percentage of the aggregate average net assets of both Funds combined. This base fee is allocated between the Funds based on the relative net assets of each Fund. The base fee is computed and paid at one-half of one percent (0.50%) of the first $50 million of average net assets, two-fifths of one percent (0.40%) for that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (0.30%) for that portion of average net assets over $100 million. The performance adjustment for the California Bond Fund increases or decreases the base fee depending upon the performance of a Fund relative to its relevant index. The California Bond Fund’s performance will be measured relative to that of the Lipper California Municipal Debt Fund Index. With respect to the California Money Market Fund, the management fee will continue to consist solely of the base fee discussed in this paragraph.

Computing the Performance Adjustment

For any month, the base fee of the California Bond Fund will equal the Fund’s average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund’s average annual performance during the performance period compared to the average annual performance of the Fund’s relevant index over the same time period. The performance period for the California Bond Fund consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the California Bond Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart on the following page:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points) 1	of a Fund’s average net assets) 1
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

1Based on the difference between average annual performance of the Fund and its Relevant Index, rounded to the nearest basis point (.01%). Average net assets are calculated over a rolling 36-month period.

For example, assume that a fixed income fund with average net assets of $900 million has a base fee of 0.30 of 1% (30 basis points) of the fund’s average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:

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 Examples
	1	2	3	4	5	6
Fund Performance (a)	6.80%	5.30%	4.30%	-7.55%	-5.20%	-3.65%
Index Performance (a)	4.75%	5.15%	4.70%	-8.50%	-3.75%	-3.50%
Over/Under Performance (b)	205	15	-40	95	-145	-15
Annual Adjustment Rate (b)	6	0	-4	5	-6	0
Monthly Adjustment Rate (c)	0.0049%	n/a	(.0033%)	0.0041%	(.0049%)	n/a
Base Fee for Month	$221,918	$221,918	$221,918	$221,918	$221,918	$221,918
Performance Adjustment	41,650	0	(28,050)	34,850	(41,650)	0
Monthly Fee	$263,568	$221,918	$193,868	$256,768	$180,268	$221,918

(a)  Average annual performance over a 36-month period

(b)  In basis points

(c)  Annual Adjustment Rate divided by 365, multiplied by 30, and stated as a percentage

The California Bond Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within the California Municipal Debt Fund Index. Because the adjustment to the base fee is based upon the Fund’s performance compared to the investment record of its respective Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund’s performance is up or down per se, but whether it is up or down more or less than the record of its Index. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

Administration and Servicing Agreement

Under an Administration and Servicing Agreement effective August 1, 2001, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds’ operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Trust has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (0.15%) for the California Bond Fund and one-tenth of one percent (0.10%) for the California Money Market Fund of the average net assets of the respective Fund. We may also delegate one or more of our responsibilities to others at our expense.

For the last three fiscal years ended March 31, the Trust paid IMCO the following administration and servicing fees:

	2008	2009	2010
California Bond Fund	$1,065,900	$972,758	$968,597
California Money Market Fund	$ 595,311	$669,325	$526,026

In addition to the services provided under the Funds’ Administration and Servicing Agreement, the Manager also provides certain compliance, legal, and tax services for the benefit of the Funds. The Trust’s Board of Trustees has approved the reimbursement of

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these expenses incurred by the Manager. For the fiscal year ended March 31, 2008, the Funds reimbursed the Manager for these legal and tax services and for the fiscal year ended March 31, 2009, the Funds reimbursed the Manager for legal services, and for the fiscal year ended March 31, 2010, the Funds reimbursed the Manager for these legal and compliance services, as follows:

	2008	2009	2010
California Bond Fund	$11,882	$9,328	$28,946
California Money Market Fund	$ 9,813	$9,315	$25,823

Code of Ethics

The Funds’ Manager has adopted a joint code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities, including securities that may be purchased or held by a Fund, but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Board of Trustees reviews the administration of the joint code of ethics at least annually and receives certifications from the Manager regarding compliance with the code of ethics annually.

While the officers and employees of the Manager, as well as those of the Funds, may engage in personal securities transactions, there are certain restrictions in the procedures in the Code of Ethics adopted by the Manager and the Funds. The Code of Ethics are designed to ensure that the shareholders’ interests come before the individuals who manage their Funds. The Code of Ethics require the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds to abide by the Code of Ethics requirements before executing permitted personal trades. A copy of the Code of Ethics has been filed with the SEC and is available for public review.

Underwriter

The Trust has an agreement with IMCO for exclusive underwriting and distribution of the Funds’ shares on a continuing best-efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

Transfer Agent

USAA Shareholder Account Services (the Transfer Agent), 9800 Fredericksburg Road, San Antonio, TX 78288, performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $25.50 per account. This fee is subject to change at any time.

The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. Each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Trust. In addition, certain entities may receive payments directly or indirectly from the Transfer Agent, IMCO, or their affiliates for providing shareholder services to their clients who hold Fund shares.

PORTFOLIO MANAGER DISCLOSURE

Other Accounts Managed

The following tables set forth other accounts for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended March 31, 2010, unless otherwise specified.

California Bond Fund

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
John C. Bonnell	8*	$6,901,192,560	0	$0	0	$0

* Three of these accounts with total assets of $2,993,359,549 have advisory fees based on the performance of the account.

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Conflicts of Interest

These portfolio managers provide portfolio management services only to investment companies in the USAA retail fund family and do not manage any private accounts or unregistered mutual funds. Portfolio managers make investment decisions for the funds they manage based on the fund’s investment objective, permissible investments, cash flow, and other relevant investment considerations that they consider applicable to that portfolio. Therefore, portfolio managers could purchase or sell securities for one portfolio and not another portfolio, or can take similar action for two portfolios at different times, even if the portfolios have the same investment objective and permissible investments.

Potential conflicts of interest may arise when allocating and/or aggregating trades for funds with a performance fee and those without a performance fee. IMCO often will aggregate multiple orders for the same security for different mutual funds into one single order. To address these potential conflicts of interest, IMCO has adopted detailed procedures regarding the allocation of client orders, and such transactions must be allocated to funds in a fair and equitable manner.

The performance of each Fund is also periodically reviewed by IMCO’s Investment Strategy Committee (ISC), and portfolio managers have the opportunity to explain the reasons underlying a Fund’s performance. The ISC and the Trustee’s Board of Trustees also routinely review and compare the performance of the California Funds with the performance of other funds with the same investment objectives and permissible investments.

As discussed above, IMCO has policies and procedures designed to seek to minimize potential conflicts of interest arising from portfolio managers advising multiple funds. The Mutual Funds compliance department monitors a variety of areas to ensure compliance with the USAA Funds Compliance Program written procedures, including monitoring each fund’s compliance with its investment restrictions and guidelines, and monitoring and periodically reviewing or testing transactions made on behalf of multiple funds to seek to ensure compliance with the USAA Funds Compliance Program written policies and procedures.

Compensation

IMCO’s compensation structure includes a base salary and an incentive component. The portfolio managers are officers of IMCO and their base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager’s annual evaluation or if the portfolio manager is promoted. Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Fund(s) managed by the portfolio manager compared to each Fund’s comparative ranking against all funds within the appropriate Lipper category, or for money market funds within the appropriate iMoney Net, Inc. category. Each fixed income fund, except for the money market funds, has a performance fee component to the advisory fee earned by IMCO. The performance fee adjustment for these Funds is based on the Fund's relative performance compared to the appropriate Lipper index, rather than the Fund’s ranking against all funds in its Lipper category. Portfolio managers will receive incentive payments under this plan only if the Funds they manage are at or above the 50th percentile compared to their industry peers, and the incentive payment increases the higher the Fund’s relative ranking in its peer universe. In determining the incentive payment of a portfolio manager who manages more than one Fund, IMCO considers the relative performance of each Fund in proportion to the total assets managed by the portfolio manager.

In addition to salary and incentive payments, portfolio managers also participate in other USAA benefits to the same extent as other employees. Also, USAA has established certain supplemental retirement programs and bonus program available to all officers of USAA-affiliated companies.

Portfolio Ownership

Because the California Funds can be offered for sale to California residents only, as of the fiscal year ended March 31, 2010, the Funds’ portfolio managers did not beneficially own any securities of these Funds.

PORTFOLIO HOLDINGS DISCLOSURE

The Trust’s Board of Trustees has adopted a policy on selective disclosure of portfolio holdings. The Trust’s policy is to protect the confidentiality of each Fund’s portfolio holdings and prevent the selective disclosure of material non-public information about the identity of such holdings. To prevent the selective disclosure of portfolio holdings of the Funds, the general policy of the Funds is to not disclose any portfolio holdings of the Funds, other than the portfolio holdings filed with the SEC on Form N-CSR (i.e., annual and semiannual reports), Form N-Q (i.e., quarterly portfolio holdings reports), and Form N-MFP (i.e., monthly portfolio holdings reports for the California Money Market Fund that will be made public 60 days after the end of the month to which the information pertains, beginning December 2010), and any portfolio holdings made available on usaa.com. This general policy shall not apply, however, in the following instances:

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■      Where the person to whom the disclosure is made owes a fiduciary or other duty of trust or confidence to the Funds (e.g., auditors, attorneys, and Access Persons under the Funds’ Code of Ethics);

■      Where the person has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information (e.g., custodians, accounting agents, securities lending agents, subadvisers, rating agencies, mutual fund evaluation services, such as Lipper, and proxy voting agents);

■      As disclosed in this SAI; and

■      As required by law or a regulatory body.

If portfolio holdings are released pursuant to an ongoing arrangement with any party that owes a fiduciary or other duty of trust or confidence to a Fund or has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund’s portfolio holdings. If the applicable conditions set forth above are satisfied, the Fund may distribute portfolio holdings to mutual fund evaluation services such as Lipper Inc. and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research. In providing this information to broker-dealers, reasonable precautions are taken to avoid any potential misuse of the disclosed information.

The Fund also may disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or agreement. These service providers include each Fund’s custodian, auditors, attorneys, investment adviser and subadviser(s), administrator, and each of their respective affiliates and advisers.

Any person or entity that does not have a previously approved ongoing arrangement to receive non-public portfolio holdings information and seeks a Fund’s portfolio holdings information that (i) has not been filed with the SEC, or (ii) is not available on usaa.com, must submit its request in writing to the Fund’s Chief Compliance Officer (CCO), or USAA Securities Counsel, who will make a determination whether disclosure of such portfolio holdings may be made and whether the relevant Fund needs to make any related disclosure in its SAI. A report will be made to each Fund’s Board of Trustees at each quarterly meeting about (i) any determinations made by the CCO, or USAA Securities Counsel, pursuant to the procedures set forth in this paragraph, and (ii) any violations of the portfolio holdings policy.

Each Fund intends to post its annual and semiannual reports, and quarterly schedules of portfolio holdings on usaa.com after these reports are filed with the SEC. In addition, the California Bond Fund intends to post its top ten holdings on usaa.com 15 days following the end of each month, and, beginning October 2010, the California Money Market Fund will post information related to its portfolio holdings on usaa.com five business days at the end of each month and will keep such information on the website for six months thereafter.

In order to address potential conflicts of interest between the interests of a Fund’s shareholders, on the one hand, and the interests of the Fund’s investment adviser, principal underwriter, or certain affiliated persons, on the other, the Funds have adopted the policies described above (i) prohibiting the receipt of compensation in connection with an arrangement to make available information about a Fund’s portfolio holdings and (ii) requiring certain  requests for non-public portfolio holdings information to be approved by the CCO or USAA Securities Counsel, and then reported to the Fund’s Board, including the Non Interested Trustees.

GENERAL INFORMATION

Custodian and Accounting Agent

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the Trust’s custodian and accounting agent. The Custodian is responsible for, among other things, safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, processing the pricing of each Fund’s securities, and collecting interest on the Funds’ investments. The accounting agent is responsible for, among other things, calculating each Fund’s daily net asset value and other recordkeeping functions.

Counsel

K&L Gates LLP, 1601 K Street N.W., Washington, DC 20006-1682, reviews certain legal matters for the Trust in connection with the shares offered by the prospectus.

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Independent Registered Public Accounting Firm

Ernst & Young LLP, 1800 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the current independent registered public accounting firm for the Funds. In this capacity, the firm is responsible for the audits of the annual financial statements of the Funds and reporting thereon.

APPENDIX A – TAX-EXEMPT SECURITIES AND THEIR RATINGS

Tax-Exempt Securities

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

The two principal classifications of tax-exempt securities are “general obligations” and “revenue” or “special tax” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt industrial development revenue bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial development revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying, tax-exempt securities. Short-term obligations issued by states, cities, municipalities or municipal agencies include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes, and short-term notes.

The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Services (S&P), Fitch Ratings, Inc. (Fitch), Dominion Bond Rating Service Limited (Dominion), and A.M. Best Co., Inc. (A.M. Best) represent their opinions of the quality of the securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager to appraise independently the fundamental quality of the tax-exempt securities included in a Fund’s portfolio.

1. Long-Term Debt Ratings:

Moody’s Investors Service (Moody’s)

Aaa	Obligations rated Aaa are judged to be of the best quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aaa through C. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

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Standard & Poor’s Ratings Group (S&P)

AAA	An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is EXTREMELY STRONG.

AA	An obligation rated AA differs from the highest rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is VERY STRONG.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still STRONG.

BBB
An obligation rated BBB exhibits ADEQUATE capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated C is currently highly vulnerable to nonpayment.

C	An obligation rated C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Ratings (Fitch)

AAA
Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB
Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

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CCC	High default risk. “CCC” ratings indicate default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.

CC	High default risk. A “CC” rating indicates that default of some kind appears probable.

C	High default risk. “C” ratings signal imminent default.

DDD
Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.

DD	Default. “DD” indicates potential recoveries in the range of 50%-90%.

D	Default. “D” indicates the lowest recovery potential, i.e. below 50%.

Plus (+) or Minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Dominion Bond Rating Service Limited (Dominion)

As is the case with all Dominion rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. Dominion ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every Dominion rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

AAA
 Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned, and the entity has established a creditable track record of superior performance. Given the extremely tough definition that Dominion has established for this category, few entities are able to achieve a AAA rating.

AA
 Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition that Dominion has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits, which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

A
 Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

BBB
 Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

BB
 Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

B
 Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

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CCC/ CC/C
 Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B.” Bonds rated below “B” often have characteristics, which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

D This category indicates Bonds in default of either interest or principal.

Note: (high/low) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating that is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.

A.M. Best Co., Inc. (A.M. Best)

A.M. Best’s Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its financial obligations to security holders when due. These ratings are assigned to debt and preferred stock issues.

aaaAssigned to issues, where the issuer has, in A.M. Best’s opinion, an exceptional ability to meet the terms of the  obligation.

aaAssigned to issues, where the issuer has, in A.M. Best‘s opinion, a very strong ability to meet the terms of the obligation.

aAssigned to issues, where the issuer has, in A.M. Best’s opinion, a strong ability to meet the terms of the obligation.

bbb	Assigned to issues, where the issuer has, in A.M. Best’s opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb
Assigned to issues, where the issuer has, in A.M. Best’s opinion, speculative credit characteristics generally due to a modest margin of principal and interest payment protection and vulnerability to economic changes.

b
Assigned to issues, where the issuer has, in A.M. Best’s opinion, very speculative credit characteristics generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

ccc, cc,c

Assigned to issues, where the issuer has, in A.M. Best’s opinion, extremely speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d	In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from “aa” to “bbb” may be enhanced with a “+” (plus) or “-” (minus) to indicate whether credit quality is near the top or bottom of a category.

2. Short-Term Debt Ratings:

Moody’s State and Tax-Exempt Notes

MIG-1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG-3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

NPNot Prime. Issues do not fall within any of the Prime rating categories.

Moody’s Commercial Paper

Prime-1
Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

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•Leading market positions in well-established industries.

•High rates of return on funds employed.

•Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•Broad margins in earning coverage of fixed financial charges and high internal cash generation.

•Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2
Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3
Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P Tax-Exempt Notes

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P Commercial Paper

A-1
This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3
Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues rated “B” are regarded as having speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D
Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Fitch Commercial Paper, Certificates of Deposit, and Tax-Exempt Notes

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit features.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Default. Denotes actual or imminent payment default.

Dominion Commercial Paper

R-1(high)
 Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity that possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability, which is both stable and above average.

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Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition, which Dominion has established for an “R-1 (high),” few entities are strong enough to achieve this rating.

R-1 (middle)
 Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition, which Dominion has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low)
 Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high), R-2 (middle), R-2 (low)
Short-term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level, which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1 credit.” Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present, which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

R-3 (high), R-3 (middle), R-3 (low)
 Short-term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

Note: All three Dominion rating categories for short-term debt use “high,” “middle,” or “low” as subset grades to designate the relative standing of the credit within a particular rating category.

A.M. Best

AMB-1+	Assigned to issues, where the issuer has, in A.M. Best’s opinion, the strongest ability to repay short-term debt obligations.

AMB-1	Assigned to issues, where the issuer has, in A.M. Best’s opinion, an outstanding ability to repay short-term debt obligations.

AMB-2	Assigned to issues, where the issuer has, in A.M. Best’s opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3
Assigned to issues, where the issuer has, in A.M. Best’s opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on shorter debt obligations.

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AMB-4
Assigned to issues, where the issuer has, in A.M. Best’s opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company’s ability to meet its commitments on short-term debt obligations.

d	In default on payment of principal, interest or other terms and conditions. The rating is also utilized when a bankruptcy petition, or similar action, has been filed.

14356-0810

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Part B

Statement of Additional Information for the
Florida Tax-Free Income and Florida Tax-Free Money Market Funds

[Missing Graphic Reference]	USAA MUTUAL FUNDS TRUST	STATEMENT OF ADDITIONAL INFORMATION AUGUST 1, 2010

Florida Tax-Free Income Fund (UFLTX)
Florida Tax-Free Money Market Fund (UFLXX)

USAA MUTUAL FUNDS TRUST (the Trust) is an open-end management investment company offering shares of forty-six no-load mutual funds, two of which are described in this Statement of Additional Information (SAI): the Florida Tax-Free Income Fund and Florida Tax-Free Money Market Fund (collectively, the Funds or the Florida Funds). Each Fund is classified as diversified and has a common investment objective of providing Florida investors with a high level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax. The Florida Tax-Free Money Market Fund has a further objective of preserving capital and maintaining liquidity. Effective January 1, 2007, the state of Florida repealed the annual intangible personal property tax. In light of this change, it is expected that each Fund will focus on the component of its investment objective that seeks to provide Florida investors with a high level of current income that is exempt from federal income taxes.

You may obtain a free copy of a prospectus dated August 1, 2010, for the Florida Funds by writing to USAA Mutual Funds Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free (800) 531-USAA (8722). You also may request a free copy be sent to you via e-mail. The prospectus provides the basic information you should know before investing in the Funds. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in the prospectus. It is intended to provide you with additional information regarding the activities and operations of the Trust and the Funds, and should be read in conjunction with the prospectus.

The financial statements of the Funds and the Independent Registered Public Accounting Firm’s Report thereon for the fiscal year ended March 31, 2010, are included in the annual report to shareholders of that date and are incorporated herein by reference. The annual report to shareholders is available, without charge, by writing or calling, the Trust at the above address or toll-free phone number.

Page
2	Valuation of Securities
3	Conditions of Purchase and Redemption
3	Additional Information Regarding Redemption of Shares
5	Investment Plans
6	Investment Policies
14	Investment Restrictions
14	Special Risk Considerations
19	Portfolio Transactions
20	Fund History and Description of Shares
21	Certain Federal Income Tax Considerations
23	Florida Tax Considerations
23	Trustees and Officers of the Trust
30	The Trust’s Manager
32	Portfolio Manager Disclosure
33	Portfolio Holdings Disclosure
34	General Information
35	Appendix A - Tax-Exempt Securities and Their Ratings

VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset v0alue (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

A Fund’s NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE currently is scheduled to be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Each Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

The investments of the Florida Tax-Free Income Fund are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Trust’s Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sale price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions. Investments in open-end investment companies are valued at their NAV at the end of each business day. Futures contracts are valued at the last quoted sales price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale on the prior trading date if it is within the spread between the closing bid and asked price closest to the last reported sale price. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV. Securities with original or remaining maturities of 60 days or less may be stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a Fund’s shares are valued in good faith by the Manager at fair value using valuation procedures approved by the Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotations systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

The Florida Tax-Free Money Market Fund’s securities are valued at amortized cost, which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

The valuation of the Florida Tax-Free Money Market Fund’s portfolio instruments based upon their amortized cost is subject to the Fund’s adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 60 days and a weigthed average life of no more than 120 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

The Board of Trustees has established procedures designed to stabilize the Florida Tax-Free Money Market Fund’s price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1 NAV per share. Such procedures include review of the Fund’s holdings at such intervals as is deemed appropriate to determine whether the Fund’s NAV calculated by using available market quotations deviates from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Trustees will take such corrective action as it regards necessary and appropriate. Such action may include, among other options, selling portfolio instruments prior to maturity to realize capital gains or losses or to

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shorten average portfolio maturity, withholding dividends, establishing an NAV per share by using available market quotations or spending redemptions to the extent permitted under the SEC rules.

The Florida Tax-Free Money Market Fund utilizes short-term credit ratings from the following designated nationally recognized statistical rating organizations (NRSROs) to determine whether a security is eligible for purchase by the Fund under applicable securities laws. The Board of Trustees of the Trust has designated the following four NRSROs as the Designated NRSROs of the Tax Exempt Money Market Fund: (1) Moody’s Investors Service (Moody’s), (2) Standard & Poor’s Ratings Group (S&P), (3) Fitch Ratings (Fitch), and (4) Dominion Bond Rating Service Limited (Dominion).

CONDITIONS OF PURCHASE AND REDEMPTION

Nonpayment

If any order to purchase shares is canceled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $29 fee is charged for all returned items, including checks and electronic funds transfers.

Transfer of Shares

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred and the signatures of all registered owners. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as marriage or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund’s portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares of a Fund, depending upon the price when redeemed.

The Board of Trustees may cause the redemption of an account with a total value of less than $250 provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 30 days’ prior written notice of the proposed redemption has been sent to you. The Trust, subject to approval of the Board of Trustees, anticipates closing certain small accounts yearly. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Trustees.

The Trust reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Trust normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Trust’s investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Trust’s shareholders.

For the mutual protection of the investor and the Funds, the Trust may require a signature guarantee. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual’s commanding officer.

Fund Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts

The USAA Funds’ main safeguard against excessive short-term trading is its right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, a fund deems that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of a fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA

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Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. Each fund also reserves the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, each fund reserves the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of the fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

▪	Transactions in the money market funds, USAA Short-Term Bond Fund, and USAA Tax Exempt Short Term Fund;

▪	Purchases and sales pursuant to automatic investment or withdrawal plans;

▪
Purchases and sales made through USAA Strategic Fund Adviser®, USAA Private Investment Management, USAA College Savings Plan®, USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, or other designated USAA managed investment accounts;

▪	Purchases and sales by the USAA Institutional shares for use in the USAA Target Retirement Funds; and

▪	Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the Fund.

If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading. The Funds or the Transfer Agent may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase USAA fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to short-term trading policies generally treat these omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account unless the funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or the USAA Funds will review net activity in these omnibus accounts for activity that indicates potential, excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity for individual accounts to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Fund’s policy. For fund shares purchased through financial intermediaries there may be additional or more restrictive policies. You may wish to contact your financial intermediary to determine the policies applicable to your account.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds, and can terminate such agreements at any time.

Redemption by Check

Shareholders in the Florida Tax-Free Money Market Fund may request that checks be issued for their account. Checks must be written in amounts of at least $250.

Checks issued to shareholders of the Fund will be sent only to the person in whose name the account is registered. The checks must be manually signed by the registered owner(s) exactly as the account is registered. You will continue to earn dividends until the shares are redeemed by the presentation of a check.

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When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares from your account will be redeemed to cover the amount of the check. If the account balance is not adequate to cover the amount of a check, the check will be returned unpaid. Because the value of each account changes as dividends are accrued on a daily basis, checks may not be used to close an account.

The checkwriting privilege is subject to the customary rules and regulations of Boston Safe Deposit and Trust Company, an affiliate of Mellon Bank, N.A., (Boston Safe) governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.

The Trust reserves the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $29 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

The Trust, the Transfer Agent, and Boston Safe each reserves the right to change or suspend the checkwriting privilege upon 30 days’ written notice to participating shareholders.

You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. The Transfer Agent will charge you $20 for each stop payment you request.

Redemption by Bill Pay

Shareholders in the Florida Money Market Fund may request through usaa.com that their money market account be debited to pay certain USAA bills for which they are personally obligated to pay. USAA Bill Pay will not allow shareholders to make payments on bills for which they are not obligated to pay. Consent of joint account owners is not required to pay bills that an individual shareholder is solely and personally obligated to pay.

INVESTMENT PLANS

The Trust makes available the following investment plans to shareholders of the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase or withdraw shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day prior to the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications or sign up online at usaa.com.

Automatic Purchase of Shares

InvesTronic® – The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per transaction.

Direct Purchase Service – The periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

Direct Deposit Program – The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

Government Allotment – The transfer of military pay by the U.S. government Finance Center for the purchase of USAA mutual fund shares.

Automatic Purchase Plan – The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

Buy/Sell Service – The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a “buy” or “sell” whenever you choose.

Directed Dividends – If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

Participation in these systematic purchase plans allows you to engage in dollar-cost averaging.

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Systematic Withdrawal Plan

If you own shares in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You also may elect to have checks made payable to an entity unaffiliated with United Services Automobile Association (USAA). You also may elect to have such withdrawals invested in another USAA Fund.

This plan may be initiated on usaa.com or by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Trust will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains. Withdrawals that exceed the value in your account will be processed for the amount available and the plan will be canceled.

Each redemption of shares of a Fund may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

INVESTMENT POLICIES

The sections captioned Investment Objectives and Principal Investment Strategy in the prospectus describe the fundamental investment objective(s) and the investment policies applicable to each Fund. There can, of course, be no assurance that each Fund will achieve its investment objective(s). Each Fund’s objective(s) cannot be changed without shareholder approval. The following is provided as additional information about the investment policies of the Funds. Unless described as a principal investment policy in a Fund’s prospectus, these represent the non-principal investment policies of the Funds.

Temporary Defensive Policy

Each Fund may, on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in short-term securities the interest on which is not exempt from federal income tax. Such taxable securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker’s acceptances of similar banks; commercial paper; and other corporate debt obligations.

Calculation of Dollar Weighted Average Portfolio Maturities

Dollar weighted average portfolio maturity is derived by multiplying the value of each debt instrument by the number of days remaining to its maturity, adding the results of these calculations, and then dividing the total by the value of the Fund’s debt instruments. An obligation’s maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

With respect to obligations held by the Florida Tax-Free Income Fund, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity. In addition, for purposes of the Fund’s investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

Finally, for purposes of calculating the weighted average portfolio maturity of the Fund, the maturity of a debt instrument with a periodic interest reset date will be deemed to be the next reset date, rather than the remaining stated maturity of the instrument if, in the judgment of the Manager, the periodic interest reset features will result in the instrument’s being valued in the market as though it has the earlier maturity.

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The Florida Tax-Free Money Market Fund will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act).

Periodic Auction Reset Bonds

The Florida Tax-Free Income Fund’s assets may be invested in tax-exempt periodic auction reset bonds. Periodic auction reset bonds are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the weighted average portfolio maturity of the Fund, the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a long remaining stated maturity (i.e., ten years or more), however, could have greater market risk than fixed short-term debt instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

Diversification

Each Fund intends to be diversified as defined in the 1940 Act and to satisfy the restrictions against investing too much of its assets in any “issuer” as set forth in the prospectus. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority, or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-government user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of that government or other entity.

Section 4(2) Commercial Paper and Rule 144A Securities

Each Fund may invest in commercial paper issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (1933 Act) (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

Each Fund may also purchase restricted securities eligible for resale to “qualified institutional buyers” pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

Illiquid Securities

Up to 15% of the Florida Tax-Free Income Fund’s net assets and up to 5% of the Florida Tax-Free Money Market Fund’s net assets may be invested in securities that are illiquid. Illiquid securities are generally those securities that a Fund cannot expect to sell or dispose of in the ordinary course of business within seven days or less at approximately the value ascribed to such securities. Municipal lease obligations and certain restricted securities may be determined to be liquid in accordance with the guidelines established by the Trust’s Board of Trustees.

Liquidity Determinations

The Board of Trustees has adopted guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, certain restricted debt securities that are subject to put or demand features exercisable within seven days (Demand Feature Securities) and other securities (whether registered or not) that may be considered illiquid before or after purchase due to issuer bankruptcy, delisting, thin or no trading, SEC guidance, or similar factors (other securities) may be determined to be liquid for purposes of complying with SEC limitations applicable to each Fund’s investments in illiquid securities. In determining the liquidity of municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and other securities the Manager will, pursuant to the Board Adopted Liquidity Procedures, among other things, consider the following factors established by the Board of Trustees: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of

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soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider’s outstanding debt and financial statements and general economic conditions.

Adjustable-Rate Securities

Each Fund’s assets may be invested in adjustable-rate securities. Similar to variable-rate demand notes, the interest rate on such securities is adjusted periodically to reflect current market conditions. Generally, the security’s yield is based on a U.S. dollar-based interest rate benchmark such as the London Interbank Offered Rate or the SIFMA Municipal Swap Index Yield. These interest rates are adjusted at a given time, such as weekly or monthly or upon change in the interest rate benchmark. The yields are closely correlated to changes in money market interest rates. However, these securities do not offer the right to sell the security at face value prior to maturity.

Variable-Rate and Floating-Rate Securities

Each Fund may invest in variable-rate and floating-rate securities, which bear interest at rates that are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held. Because the interest rates of variable-rate and floating-rate securities are periodically adjusted to reflect current market rates, the market value of the variable-rate and floating-rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates. The market value of variable-rate and floating-rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Variable-Rate Demand Notes

Each Fund’s assets may be invested in tax-exempt securities, which provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

In the case of the Florida Tax-Free Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

Zero Coupon Bonds

Each Fund’s assets may be invested in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

Synthetic Instruments

Each Fund’s assets may be invested in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or if interest on the underlying bond loses its tax-exempt treatment. Synthetic instruments

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involve structural risks that could adversely affect the value of the instrument or could result in a Fund’s holding an instrument for a longer period of time than originally anticipated.

Put Bonds

Each Fund may invest in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the Florida Tax-Free Income Fund, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the Florida Tax-Free Money Market Fund is determined as stated under Variable Rate Demand Notes.

Lending of Securities

Each Fund may lend its securities in accordance with a lending policy that has been authorized by the Trust’s Board of Trustees and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Fund in an amount at least equal  to the fair value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund’s total assets. The Fund may terminate a loan at any time.

Repurchase Agreements

Each Fund may invest up to 5% of its net assets in repurchase agreements. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation to the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund’s custodian or special “tri-party” custodian until repurchased. If the seller defaults and the value of the underlying security declines, a Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. The income from repurchase agreements will not qualify as tax-exempt income when distributed by a Fund.

When-Issued or Delayed-Delivery Securities

Each Fund may invest in new issues of tax-exempt securities offered on a when-issued or delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

Tax-exempt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way as other debt securities held in a Fund’s portfolio; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public’s perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that a Fund will be able to meet its obligation to pay for the when-issued or delayed-delivery securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued or delayed-delivery commitments. The segregated securities are valued at market, and any necessary adjustments are made to keep the value of the cash and/or segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date of the when-

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issued or delayed-delivery securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Trust’s payment obligations).

Municipal Lease Obligations

Each Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality’s taxing power is pledged, although the lease obligation is ordinarily backed by the municipality’s covenant to budget for the payments due under the lease obligation.

Certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor, (2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

Securities of Other Investment Companies

Each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 NAV per share, i.e., “money market” funds. In addition, the Florida Tax-Free Income Fund may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. Each Fund’s investment in securities issued by other investment companies is subject to statutory limitations prescribed by the 1940 Act.

Derivatives

The Florida Tax-Free Income Fund may buy and sell certain types of derivatives, such as inverse floating rate securities, futures contracts, options on futures contracts, and swaps (each as described below) under circumstances in which such instruments are expected by the Manager to aid in achieving the Fund’s investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

Derivatives, such as futures contracts, options on futures contracts, and swaps enable the Fund to take both “short” positions (positions which anticipate a decline in the market value of a particular asset or index) and “long” positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies, which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

The Manager may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or “anticipatory” hedge). Non-hedging strategies include strategies designed to produce incremental income or “speculative” strategies, which are undertaken to equitize the cash or cash equivalent portion of the Fund’s portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

Inverse Floating Rate Securities

We may invest up to 10% of the Florida Tax-Free Income Fund’s net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). In creating such a security, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically seven days or less. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the

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interest paid on the short-term obligation. These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for the securities’ price volatility.

Futures Contracts

The Florida Tax-Free Income Fund may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Trust’s custodian or the futures commission merchant effecting the futures transaction an amount of “initial margin” in cash or securities, as permitted under applicable regulatory policies.

Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called “maintenance or variation margin”) to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates.

This process is known as “marking to market.” For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position that will terminate the Fund’s position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

Cover

Transactions using certain derivative instruments expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund’s assets to cover in accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options on Futures Contracts

The Florida Tax-Free Income Fund may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Limitations and Risks of Options on Futures and Futures Activity

As noted above, the Florida Tax-Free Income Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund’s ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options on futures.

Non-hedging strategies typically involve special risks. The profitability of the Fund’s non-hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets.

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Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options on futures may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option on futures at any specific time. Thus, it may not be possible to close such an option on futures or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund’s ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Management of the Company has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.

Swap Arrangements

The Florida Tax-Free Income Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap, the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap, the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

The Florida Tax-Free Income Fund may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

Most swaps entered into by the Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having a daily NAV equal to any excess of the Fund’s accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund’s obligations. Collateral is treated as illiquid.

These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund’s portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

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Tax Exempt Liquidity Protected Preferred Shares

Each Fund’s assets may be invested in tax-exempt liquidity protected preferred shares (or similar securities).  Liquidity protected preferred shares (LPP shares) are generally designed to pay dividends that reset on or about every seven days in a remarketing process.  Under this process, the holder of an LPP share generally may elect to tender the share or hold the share for the next dividend period by notifying the remarketing agent in connection with the remarketing for that dividend period.  If the holder does not make an election, the holder will continue to hold the share for the subsequent dividend period at the applicable dividend rate determined in the remarketing process for that period.  LPP shares possess an unconditional obligation from a liquidity provider (typically a high-quality bank) to purchase, at a price equal to the par amount of the LPP shares plus accrued dividends, all LPP shares that are subject to sale and not remarketed.

The applicable dividend rate for each dividend period typically will be the dividend rate per year that the remarketing agent determines to be the lowest rate that will enable it to remarket on behalf of the holders thereof the LPP shares in such remarketing and tendered to it on the remarketing date.  If the remarketing agent is unable to remarket all LPP shares tendered to it and the liquidity provider is required to purchase the shares, the applicable dividend rate may be different.  The maturity of LPP shares will be deemed to be the date on which the underlying principal amount may be recovered or the next dividend rate adjustment date consistent with applicable regulatory requirements.  LPP shares generally are issued by registered and unregistered pooled investment vehicles that use the proceeds to purchase medium- and long-term investments to seek higher yields and for other purposes.

LPP shares are subject to certain risks, including the following.  Since mid-February 2008, existing markets for remarketed and auction preferred and debt securities generally have become illiquid and many investors have not been able to sell their securities through the regular remarketing or auction process.  Although LPP shares provide liquidity protection through the liquidity provider, it is uncertain, particularly in the near term, whether there will be a revival of investor interest in purchasing securities sold through remarketings.  There is also no assurance that the liquidity provider will be able to fulfill its obligation to purchase LPP shares subject to sell orders in remarketings that are not otherwise purchased because of insufficient clearing bids.  If there are insufficient clearing bids in a remarketing and the liquidity provider is unable to meet its obligations to purchase the shares, the Fund may not be able to sell some or all of the LPP shares it holds.  In addition, there is no assurance that the issuer of the LPP shares will be able to renew the agreement with the liquidity provider when its term has expired or that it will be able to enter into a comparable agreement with another suitable liquidity provider if such event occurs or if the liquidity agreement between the issuer and the liquidity provider is otherwise terminated.

Because of the nature of the market for LPP shares, the Fund may receive less than the price it paid for the shares if it sells them outside of a remarketing, especially during periods when remarketing does not attract sufficient clearing bids or liquidity in remarketings is impaired and/or when market interest rates are rising.  Furthermore, there can be no assurance that a secondary market will exist for LPP shares or that the Fund will be able to sell the shares it holds outside of the remarketings conducted by the designated remarketing agent at any given time.

A rating agency could downgrade the ratings of LPP shares held by the Fund or securities issued by the liquidity provider, which could adversely affect the liquidity or value in the secondary market of the LPP shares.  It is also possible that an issuer of LPP shares may not earn sufficient income from its investments to pay dividends on the LPP shares. In addition, it is possible that the value of the issuer’s investment portfolio will decline due to, among other things, increases in long-term interest rates, downgrades or defaults on investments it holds and other market events, which would reduce the assets available to meet its obligations to holders of its LPP shares. In this connection, many issuers of LPP shares invest in non-investment grade bonds, also known as “junk” bonds. These securities are predominantly speculative because of the credit risk of their issuers. While offering a greater potential opportunity for capital appreciation and higher yields, non-investment grade bonds typically entail greater potential price volatility and may be less liquid than higher-rated securities. Issuers of non-investment grade bonds are more likely to default on their payments of interest and principal owed, and such defaults will reduce the value of the securities they issue.  The prices of these lower rated obligations are more sensitive to negative developments than higher rated securities. Adverse business conditions, such as a decline in the issuer’s revenues or an economic downturn, generally lead to a higher non-payment rate. In addition, a security may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates.

In addition, LPP shares are a new type of investment, the terms of which may change in the future in response to regulatory or market developments.  LPP shares currently are issued in reliance on guidance provided by the SEC and the IRS. It is possible that the SEC and the IRS could issue new guidance or rules that supersede and nullify all or a portion of this guidance.  If this happens, investors may not be able to rely on the current guidance applicable to LPP shares, which could adversely impact the value and liquidity of the Fund’s investment in LLP shares, the tax treatment of investments in LPP shares, or the ability of the Fund to invest in LPP shares.

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INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust for each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund’s outstanding voting securities. The investment restrictions of one Fund may be changed without affecting those of the other Fund.

Each Fund may not:

(1)
borrow money, except that a Fund may borrow money for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings), nor will either Fund purchase securities when its borrowings exceed 5% of its total assets;

(2)
purchase any securities which would cause 25% or more of the value of that Fund’s total assets at the time of such purchase to be invested in securities the interest upon which is derived from revenues or projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, electric power project revenue bonds, or in industrial revenue bonds which are based, directly or indirectly, on the credit of private entities of any one industry; provided that the foregoing limitation does not apply with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and, in the case of the Florida Tax-Free Money Market Fund, certificates of deposit and banker’s acceptances of domestic banks;

(3)	issue senior securities, except as permitted under the 1940 Act;

(4)
underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities;

(5)
 purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent investments in securities secured by real estate or interests therein);

(6)
 lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements; or

(7)	purchase or sell commodities or commodities contracts except that the Florida Tax-Free Income Fund may invest in financial futures contracts, options thereon, and similar instruments.

Additionally, during normal market conditions, at least 80% of each Fund’s annual income will be excludable from gross income for federal income tax purposes and at least 80% of each Fund’s net assets will consist of Florida tax-exempt securities.

SPECIAL RISK CONSIDERATIONS

The following information is a brief summary of factors affecting the economy of the state of Florida (the “State”) and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based upon the State’s Comprehensive Annual Financial Report for the Fiscal Year Ended June 30, 2009 (the “2009 Annual Report”) (Florida’s fiscal year is July 1 - June 30), and upon one or more of the most recently publicly available statements released by: (i) the Office of Economic and Demographic Research, a research arm of the Florida Legislature responsible for forecasting economic and social trends that affect policy making, revenues and appropriations; (ii) Visit Florida, the direct support organization for the Florida Commission on Tourism; and (iii) the U.S. Department of Commerce, Bureau of Economic Analysis. The information is provided as general information intended to give a brief and historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State or of local governmental units located in the State. The Trust has not independently verified this information.

Florida, like virtually every other state, has been affected by the national and global economic recessions.  In a presentation dated June 17, 2010, the Florida Legislature’s Office of Economic and Demographic Research (“EDR”) reported Florida’s economic growth as declining.  Florida’s Gross Domestic Product ranked 48th in the nation in real growth with a decline of 1.6% in 2008 (in 2005, Florida was ranked second in the nation).  EDR indicates that the State’s unemployment rate has already reached 12.0 percent, or 1.1 million people as of April, 2010 with 45 of 67 counties having double-digit unemployment rates.  They also indicate that the unemployment rate exceeds the national unemployment rate of 9.9 percent, ranking Florida fifth in the country.  Population growth hovered between 2.0 percent and 2.6 percent per year from the mid 1990s to 2006, and then began to slow down, only reaching 0.7 percent in 2008 and declining by 0.3% in 2009.  In the short-term, population growth is forecast to remain relatively flat, averaging 0.4% between 2009 and 2012.  It is projected that population growth will recover in the future, averaging 1.1 percent between 2025 and 2030.  EDR states that it will take years to climb out of the hole left by the current recession, noting that Florida is on a different recovery path than the nation as a whole and that the Deepwater Horizon Oil Spill exacerbates the differences.  The

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EDR notes that recovery will be uneven and there will be many ups and downs over the next twelve months and that some of the improvement is actually a lessening of the decline.  The economy will be better, but still fragile in the short-term according  to the EDR.

Florida’s leaders have already initiated reductions in State spending in light of declining State revenues. In a special session held in January 2009, the Florida Legislature reduced mid-year expenditures for fiscal year 2008-09 to resolve a $2.3 billion deficit in the general revenue funds as certified by Governor Charlie Crist in his letter dated December 23, 2008. Special Session A of 2009 also authorized a transfer in the amount of $400 million from the Budget Stabilization Fund to support the State’s general revenue funds, leaving the remaining balance of the Budget Stabilization Fund at $274 million after the transfer. Transfers in the amount of $700 million from the Lawton Chiles Endowment Fund and $292 million from various trust funds were also authorized. Additional actions were taken during the 2009 legislative session to further reduce expenditures and increase the funds flowing into the State’s General Revenue Fund (a recurring impact of slightly over $1 billion in fiscal year 2009-10).  Even with these measures, the constitutionally required Long-Range Financial Outlook shows that the expected budget gap in fiscal year 2010-11 could approach $2.6 billion.  Over three years, Florida expects to receive $15 billion from the Federal American Recovery and Reinvestment Act (“ARRA”) of 2009.  Although the federal ARRA funds will provide a short-term economic boost to Florida, State leaders must continue to identify ways to reduce expenditures, increase efficiency, and better define a path for Florida’s long-term economic sustainability, focused on diversification of the State’s economy.

The State’s financial stability is vulnerable to the potential financial impacts of natural disasters, especially major hurricane events. The expansion of the Florida Hurricane Catastrophe Fund and Citizen’s Property Insurance Corporation subjects the state to much greater potential financial liability for hurricane-related costs. The ability of these quasi-governmental insurance enterprises to fulfill their financial responsibilities in the event of major hurricanes may be in doubt considering how the ongoing national credit crisis and overall economic environment may impact the borrowing capacity of these entities following a hurricane event.

According to the latest nationwide data, Florida is still losing jobs (a job growth rate of -4.7% in September) at a greater pace than the nation as a whole (-4.2%).  Florida’s nonagricultural employment peaked in March 2007.  Since then, the State has lost 732,900 jobs.  While the State’s job losses began with the construction downturn, almost all of the major industries have now been affected.  Overall employment is projected to decline a further -2.7% in Fiscal Year 2009-10 and then increase by 1.6% in Fiscal Year 2010-11, 2.8% in Fiscal Year 2011-12, and 2.7% in 2012-13.  Florida’s job growth–once recovery begins–is a little faster than the nation as a whole.  However, even after three consecutive years of positive growth, Florida doesn’t return to its 2006-07 employment level (the pre-recession, fiscal year peak) until Fiscal Year 2013-14, and doesn’t surpass it until Fiscal Year 2014-15.  By contrast, the nation surpasses its highest point (2007-08) in Fiscal Year 2012-13.  Florida clearly has substantial ground to recover over the next few years.  Job restoration in the construction, manufacturing, information, financial activities, and natural resources & mining sectors will lag behind the other areas–not returning to positive annual growth until Fiscal Year 2011-12.

The unemployment rate for Fiscal Year 2010-11 is projected to be 11.0%, followed by 9.8% in Fiscal Year 2011-12 and 8.6% in Fiscal Year 2012-13. The Florida forecast lags the national forecast by one quarter, with the national unemployment rate peaking at 10.1% at the beginning of the 2010 calendar year.  Over the last year, the only sector to gain jobs among Florida’s major industries was Education & Health Services. Within this sector, all of the increase was due to health services, primarily in nursing and residential care facilities.

The outlook for wages and salaries has similarly weakened.  Originally projected to maintain positive growth throughout the recession, they are now expected to partner the -3.9% decline experienced in Fiscal Year 2008-09 with another -2.5% decline in Fiscal Year 2009-10 before resuming growth, albeit at a slower than average rate, in Fiscal Year 2010-11.  Normal growth will not return until Fiscal Year 2011-12. Florida’s long-term growth prospects are slightly better than the national forecast; however, Florida’s average annual wages largely fall below the nation as a whole. In 2008, Florida’s average annual wage for all industries was only 89% of the national average.

In 2009, Florida’s per capita personal income (“PCPI”) ranked 30th in the nation. From 1995 through 2004, Florida’s per capita personal income has been consistently below that of the U.S.  In calendar year 2005, it was nearly identical to the U.S. average and has remained within 2% of the U.S. average ever since.  The 1997-2009 average annual growth rate of PCPI was 3.72 percent. The average annual growth rate for the nation was 3.87 percent. The structure of Florida’s income differs from that of the nation and the Southeast.  Because Florida has a proportionally greater retirement age population, property income (dividends, interest, and rent) and transfer payments (social security and retirement benefits, among other sources of income) are relatively more important sources of income.

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Population growth, the historical driver of Florida’s economy, has been stunted by net migration falling below zero.  Typically, most of Florida’s growth is from net migration: 79 percent between April 1, 2006 and April 1, 2007.  However, the forecast for the current year’s population increase, 66,256, largely reflects the population’s natural increase (positive births minus deaths).  State demographers do not expect net migration to increase again until fiscal year 2010-11.  Even so, Florida is still on track to break the 20 million mark during 2015, and sometime before then will become the third most populous state, surpassing New York (Florida currently ranks as the fourth most populous state, with a population of 18,537,969 as of July, 2009). And in 2007, the State’s age mix shifted for the first time to produce a higher percentage of persons aged 45-64 than persons aged 25- 44, a phenomenon arising from the aging baby boom population.

Tourism remains an important aspect of the State’s economy, and its financial impact is reflected in a broad range of market sectors, including transportation, communications, retail trade and services, and in State tax revenues generated by business activities that cater to visitors, such as hotels, restaurants, gift shops and theme park admissions. Tourism is one of the State’s largest export industries, drawing purchasing power from outside the State and creating jobs, income, and tax revenues. In 2009, 80.9 million people visited Florida, almost half of which were non-air visitors.  The methodology for estimating visitors was recently changed and therefore year-to-year comparisons to prior years are not available.

The Trust cannot predict the impact of possible future terrorist attacks on the State’s economy, although they would likely adversely impact the State’s tourist industry and other economic factors in the State discussed in this SAI.

Florida was battered by four major hurricanes in 2004 and 2005 which brought destruction to thousands of homes and businesses.  Reconstruction activities that began in 2004 were extended through 2006.  New home construction increased in fiscal year 2005-06 as the housing market peaked, adding 271,300 homes.  Since then, the housing market has nearly collapsed.  The growing inventory of unsold houses coupled with the spreading credit crisis dampened residential construction activity throughout the entire 2008-09 fiscal year.  In July 2008, the Florida Economic Estimating Conference had expected a meager 59,500 private housing starts for the year.  In fact, new activity plummeted to just 16.2% (44,000 private housing starts) of the 2005-06 level.  In yet another manifestation of the large housing market adjustment still facing Florida, existing single family home sales ended the 2008-09 fiscal year nearly 45% below the peak volume of the 2005 banner year, while the median home price continued its double-digit decline.

Florida’s economy has essentially moved through three waves of responses to financial shocks: the collapse of the State’s housing boom, a national recession, and a credit crisis severe enough to bring on a global contraction.  At first, the end of the housing boom brought lower activity and employment in the construction and financial fields, as well as spillover consumption effects in closely related industries: landscaping and sales of appliances, carpeting, and other durable goods used to equip houses.  This began in the summer of 2005 when the volume of existing home sales started to decline in response to extraordinarily high prices and increasing mortgage rates.  By the summer of 2006, existing home prices began to fall, and owners started to experience negative wealth effects from the deceleration and losses in property value.  Mortgage delinquencies and foreclosures became commonplace as property prices further tanked in 2007, and the unemployment rate began to climb as part of a slow slide into a national recession that was ultimately declared in December 2007.  By the fall of 2008, Florida’s homegrown problems with the housing market were giving way to several worldwide phenomena: a national recession that was spreading globally and a credit crisis that was threatening to bring down the world’s largest financial institutions.  As the subprime mortgage difficulties spread to the larger financial market, it became clear that any past projections of a relatively quick adjustment in the housing market were overly optimistic.  Forecasts were dampened through the end of the fiscal year, and then again as the excess inventory of unsold homes was further swollen by foreclosures and slowing population growth arising from the national economic contraction.

Vigorous home price appreciation that outstripped gains in income and the use of speculative financing arrangements made Florida particularly vulnerable to the decelerating housing market and interest rate risks.   In 2006, almost 47% of all mortgages in the  State were considered “innovative” (interest only and pay option ARM).  With the ease of gaining access to credit, long- term homeownership rates were inflated to historic levels – moving Florida from a long-term average of 66.3% to a high of over 72%.  Essentially, easy, cheap and innovative credit arrangements enabled people to buy homes that previously would have been denied.  The surging demand for housing led many builders to undertake massive construction projects that were left empty when the market turned.  The national inventory of unsold homes is close to 8 months.  In Florida, the picture is worse.  Based on the most recent data, the excess supply of homes is now approaching 400,000.  At any given point of time, an inventory of roughly 50,000 is good – the 400,000 figure is on top of that level.  Subtracting the “normal” inventory and using the most recent sales experience, the  State will need significant time to work off the current excess – at least until the summer of 2011 (the first quarter of Fiscal Year 2011-12), likely longer.  Because the  State is so diverse, some areas will reach recovery much faster than other areas.

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Foreclosures have further swelled Florida’s unsold inventory of homes.  Originally related to mortgage resets and changes in financing terms that placed owners in default, recent increases have been boosted by the continually growing number of unemployed.  Recent analysis suggests that a significant bubble of additional foreclosures is building in the pipeline.  The Florida economy is unlikely to turn around until new construction comes back to life, and that won’t happen until the inventory is reduced.  Tight conditions in the credit market and home prices that are less than construction costs are keeping single-family housing starts in a significant decline that shows little improvement through the end of Fiscal Year 2009-10.  Total construction expenditures follow a similar pattern, not returning to the 2005-06 level until 2016-17.  As the availability of financing for commercial real estate tightens and loan losses mount, growth in private nonresidential construction expenditures is projected to fall another 22% this year after last seeing positive growth in Fiscal Year 2007-08.  The market is expected to stabilize next year, and then return to stronger growth in the out-years.  Similarly, after posting a 19.4% gain in Fiscal Year 2007-08, public construction activity dropped 15.8% in Fiscal Year 2008-09 and is projected to stay virtually flat this fiscal year.  However, growth will return relatively quickly (11.2% next year and 6.7% in the following year).  From January, 2009 through October, 2009, existing home sales have grown by double-digit rates over the same month in the prior year.  From April, 2009 through October, 2009, the sales volume has averaged nearly 65% of the level achieved in the 2005 banner year.  Much of the sales increase has been driven by the increasing number of distressed sales.  This can be seen in the continuing price declines.  In 2007, the median price of an existing home declined 5% and in 2008, it declined another 20%.  As of November, 2009, 2009 is averaging a decline of 27%.  From an economic perspective, double-digit price declines are a precursor to recovery, but still a painful adjustment.  The inventory of unsold homes suggests that prices will continue to fall through the middle of 2010.  From the peak in June 2006 to September 2009, the  State had already seen a 44.9% decline in median price for existing homes.

Florida Revenues and Expenditures. Financial operations of the State covering all receipts and expenditures are maintained through the use of the following State treasury funds: the General Revenue Fund, the Transportation Fund, the Public Education Fund, the Employment Services Fund, and the Budget Stabilization Fund.  According to the 2009 Annual Report, the State’s governmental funds reported a combined ending fund balance of $12.1 billion.  Revenues declined by $2.4 billion or 4.2 percent, other financing sources declined by $477 million or 12.0 percent, and expenditures declined by $2 billion or 3.0 percent.  Declines in revenue and other financing sources were primarily a result of the effects of the national and global economic recessions.  Expenditure decreases resulted from spending cuts passed by the State legislature to offset expected revenue declines.  Revenue declines exceeded forecast so funding of planned expenditures caused a decline in combined total assets of $5.8 billion or 21.9 percent.  The most notable was a $4.4 billion or 28.4 percent decline in cash and short term investments pooled with the State treasury.

The following is a description of the major tax revenue sources for the State’s governmental funds for fiscal year 2008-09. While Florida does not levy a personal income tax nor an ad valorem tax on real or tangible personal property, taxes are the principal sources of financing State operations. The sales and use tax was the greatest single source of tax receipts in the State, accounting for approximately $17.28 billion, a decrease of approximately 11% from the prior audited fiscal year. This is primarily due to downward trends in consumer confidence, losses in employment, the credit market freeze, and feedback effects from the global and national recessions.  Motor fuel tax revenues have overtaken the corporate income tax and the documentary stamp tax, which have fallen to third and fifth, respectively, as the State’s second largest source of tax receipts, accounting for $2.5 billion.  This shift further exemplifies the recent economic downturn.  Total collections of documentary stamp taxes, which largely result from sales of real estate, declined significantly (a decrease of 42.6 percent) compared to the prior fiscal year.  Through the end of the State fiscal year, all major sources of general fund revenues (such as corporate income taxes) were negative in comparison to the previous fiscal year with the notable exceptions of tobacco-related taxes and highway safety licenses & fees, which were nearly flat. Motor fuel tax revenues are almost entirely dedicated to trust funds for specific purposes and are not included in the State General Revenue Fund. The Communications Service Tax was the fourth largest source of tax revenues, at approximately $1.54 billion.

The intangible personal property tax is a tax on stocks, bonds, notes, governmental leaseholds, certain limited partnership interests, mortgages, and other obligations secured by liens on Florida realty, and other intangible personal property.  Beginning July 1, 2004, all intangible tax revenue except revenue from the tax on governmental leaseholds is distributed to the General Revenue Fund.  For the fiscal year ended June 30, 2009, the intangible property tax totaled $197 million, a decrease of 54% over the previous year. The State Legislature has repealed the intangible personal property tax as of January 1, 2007 (see below for additional information).

The estate tax is another source of revenues, yet one which is decreasing each year. The State’s constitution generally limits the tax on resident decedent estates to the aggregate amount allowable as a credit against federal estate tax or State death taxes paid and thus the State’s estate tax does not increase the estate’s total federal estate tax liability. For audited fiscal year ended June 30, 2009, estate tax receipts were only $4.7 million, a decrease of 60% from the prior fiscal year which is explained as follows: the Economic Growth

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and Tax Relief Reconciliation Act of 2001 provides that the allowable State death tax credit be reduced annually by 25% from 2002 through 2004, with a total repeal in 2005.  Since the amount of Florida estate tax is based upon the amount of federal credit allowable for State death taxes, an estate of a decedent who dies after December 31, 2004 will not owe Florida estate tax.

The State also has four major proprietary funds, including the Transportation Fund, the Lottery Fund, the Unemployment Compensation Fund, and the State Board of Administration Fund.  The Lottery Fund accounts for lottery operations in the State, including sale of lottery tickets, payment of lottery prizes, and transfers to the Educational Enhancement Trust Fund. In fiscal year 2008-09, the Lottery Fund had total operating revenues of approximately $3.94 billion.

The March 2010 Estimated Revenue Conference published the estimated figures for the State’s treasury funds for fiscal year 2009-10, which have been revised in July, 2010.  The General Revenue Fund and the Working Capital funds, including recurring and non-recurring funds, are estimated at approximately $22.5 billion.  The Estimated Revenue component for the 2009-10 fiscal year is estimated at approximately $21.1 billion.  For the fiscal year 2009-10, the estimated expenditures, including recurring and non-recurring funds, are projected to be approximately $21.58 billion.  Since June 30, 2008, over $1 billion has been transferred from the Budget Stabilization Fund to the General Fund to partially remediate budget deficits.  The remaining fund balance for the Budget Stabilization Fund is $274 million on the cash basis as of February 25, 2010.

The State Constitution does not permit a State or local personal income tax. An amendment to the State Constitution by the electors of the State is required to impose a personal income tax in the State.

Property valuations for homestead property are subject to a growth cap.  Growth in the just (market) value of property qualifying for the homestead exemption is limited to 3% of the assessed value of the property for the prior year or the change in the Consumer Price Index, whichever is less.  If the property changes ownership or homestead status, it is to be re-valued at full just value as of January 1 of the year following a change of ownership or homestead status.  Although the impact of the growth cap cannot be determined, it may have the effect of causing local government units in the State to rely more on non ad valorem revenues to meet operating and other requirements normally funded with ad valorem tax revenues.

Since 1994, the amount of State revenue is limited by a constitutional amendment. Revenues collected for any fiscal year in excess of this limitation are required to be transferred to the Budget Stabilization Fund unless the Legislature, by two-thirds vote of both houses, decides to do otherwise. The revenue limit is determined by multiplying the average annual growth rate in Florida personal income over the previous five years by the amount of revenue permitted under the cap in the previous year.

Included in the definition of State revenues are taxes, fees, licenses, and charges for services (but not for goods) imposed by the Legislature on individuals, businesses, or agencies outside of State government, and proceeds of lottery ticket sales. The following categories are exempt from limitation on State revenue: (1) lottery receipts returned as prized; (2) balances carried forward from prior fiscal years; (3) proceeds of sales of goods (i.e. land; building; surplus property) (4) funds used for debt service and other payments related to debt; (5) State funds used to match federal money for most of Medicaid (with few exceptions); and (7) revenues required to be imposed by amendment to the State Constitution after July 1, 1994. In the last few years, changes in both State and federal tax laws have contributed to a widening gap between actual revenues and the revenue limit.  The Trust cannot predict the impact of these provisions on State finances.  To the extent local governments traditionally receive revenues from the State which are subject to, and limited by, the amendment, the future distribution of such State revenues may be adversely affected.

Hurricanes continue to endanger the coastal and interior portions of Florida. The hurricane season runs from June 1 through November 30.  Substantial damage resulted from tropical storms and hurricanes recent hurricane seasons, particularly in 2004 and 2005.  The Trust cannot predict the economic impact, if any, of future hurricanes and storms.

The State maintained its credit ratings during the past year.  However, there were several rating actions taken during the year, both positive and negative.  Moody’s Investors Services placed the State’s rating on the Watchlist for possible downgrade, then removed the State from the Watchlist following the prudent actions taken by the Legislature in developing the 2010 budget.  Standard & Poor’s changed its rating outlook from stable to negative.  The Fitch rating has not changed but the outlook was revised to negative from stable.  The State’s bonds payable at June 30, 2009, totaled approximately $20.08 billion and were issued to finance capital outlay for educational projects of local school districts, community colleges and State universities; environmental protection; and highway construction.  The benchmark debt ratio of debt service to revenues available to pay debt service now exceeds a 7 percent target limit established by the Legislature.  The increase of this ratio from 6.38 percent at June 30, 2008, to 7.91 percent at June 30, 2009, is due to the unprecedented reduction in revenue collections in Fiscal Year 2009.  The benchmark ratio is projected to exceed a 7 percent cap through 2013 based on current revenue projections and existing borrowing plans.  The expected ratios are dependent upon realization of revenue growth projections.

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PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement, and subject to the general control of the Trust’s Board of Trustees, places all orders for the purchase and sale of Fund securities. Purchases of Fund securities are made either directly from the issuer or from dealers who deal in tax-exempt securities. The Manager may sell Fund securities prior to maturity if circumstances warrant and if it believes such disposition is advisable. In connection with portfolio transactions for the Trust, the Manager seeks to obtain the best available net price and most favorable execution for its orders.

The Manager has no agreement or commitment to place transactions with any broker-dealer and no regular formula is used `to allocate orders to any broker-dealer. However, the Manager may place security orders with brokers or dealers who furnish research and brokerage services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services would be generated through underwriting concessions from purchases of new issue fixed income securities. Such research and brokerage services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party databases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. Thus, the Manager may be able to supplement its own information and to consider the views and information of other research organizations in arriving at its investment decisions. If such information is received and it is in fact useful to the Manager, it may tend to reduce the Manager’s costs.

The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. In evaluating the performance of the brokers and dealers, the Manager considers whether the broker-dealer has generally provided the Manager with the best overall terms available, which includes obtaining the best available price and most favorable execution. The receipt of research from broker-dealers that execute transactions on behalf of the Trust may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers that have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Trust. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Trust. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See The Trust’s Manager.

Securities of the same issuer may be purchased, held or sold at the same time by the Trust for any or all of its Funds, or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Trust, as well as the Manager’s other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Trust with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Trust. In some instances, this procedure may affect the price and size of the position obtainable for the Trust.

The tax-exempt securities market is typically a “dealer” market in which investment dealers buy and sell bonds for their own accounts, rather than for customers, and although the price may reflect a dealer’s mark-up or mark-down, the Trust pays no brokerage commissions as such. In addition, some securities may be purchased directly from issuers.

The Manager directed a portion of the Florida Tax-Free Income Fund’s transactions to certain broker-dealers that provide the Manager with research, analysis, advice, and similar services. For the fiscal year ended March 31, 2010, such transactions and related underwriting concessions amounted to the following:

Fund	Transaction Amount	Underwriting Concessions
Florida Income	$1,158,989	$5,750

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 Portfolio Turnover Rate

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year.

The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the Florida Tax-Free Income Fund’s portfolio appropriate in view of its investment objective. For example, securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities. The Florida Tax-Free Income Fund may purchase or sell securities solely to achieve short-term trading profits. These activities may increase the portfolio turnover rate for the Fund, which may result in the Fund incurring higher brokerage costs and realizing more taxable gains than would otherwise be the case in the absence of such activities.

For the last two fiscal years ended March 31, the Florida Tax-Free Income Fund’s portfolio turnover rates were as follows:

2009 7%	2010 8%

Portfolio turnover rates have been calculated excluding short-term variable rate securities, which are those with put date intervals of less than one year.

FUND HISTORY AND DESCRIPTION OF SHARES

The Funds are series of the Trust and are diversified. The Trust is an open-end management investment company established as a statutory trust under the laws of the state of Delaware pursuant to a Master Trust Agreement dated June 21, 1993, as amended. The Trust is authorized to issue shares of beneficial interest in separate portfolios. Forty-six such portfolios have been established, two of which are described in this SAI. Under the Master Trust Agreement, the Board of Trustees is authorized to create new portfolios in addition to those already existing without shareholder approval.

Each Fund’s assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds’ relative net assets during the fiscal year or in such other manner as the Trustees determine to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board. Upon liquidation of that Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution.

Under the Trust’s Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Trustees for shareholder information in order to obtain signatures to request a shareholder meeting. The Trust may fill vacancies on the Board or appoint new Trustees if the result is that at least two-thirds of the Trustees have still been elected by shareholders. Moreover, pursuant to the Master Trust Agreement, any Trustee may be removed by the vote of two-thirds of the outstanding Trust shares and holders of 10% or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. The Trust will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative NAVs of the Funds’ shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust’s Board of Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shareholders of a particular Fund might have the power to elect all of the Trustees of the Trust because that Fund has a majority of the total outstanding shares of the Trust. When issued, each Fund’s shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

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CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

Taxation of the Funds

Each Fund, which is treated as a separate corporation for federal tax purposes, intends to continue to qualify each taxable year for treatment as a regulated investment company (RIC) under Subchapter M of Chapter 10 of the Internal Revenue Code of 1986, as amended (the Code) . Accordingly, a Fund will not be liable for federal income tax on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that it distributes to its shareholders, provided that it distributes at least 90% of its net investment income and the excess of its net short-term capital gain over its net short-term capital loss for the taxable year.

To continue to qualify for treatment as a RIC, a Fund must, among other things, (1) derive  least 90% of its gross income each taxable year from interest dividends, payments with respect to securities loans, gains from the sale or other disposition of securities, and other income (including gains from options or futures contracts) derived with respect to its business of investing in securities (the 90% test) and (2) satisfy certain diversification requirements at the close of each quarter of its taxable year. Furthermore, for a Fund to pay tax-exempt income dividends, at least 50% of the value of its total assets at the close of each quarter of its taxable year must consist of obligations the interest on which is exempt from federal income tax. Each Fund intends to continue to satisfy these requirements.

The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income for that calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31 of that year, and (3) any prior undistributed taxable income and gains. Each Fund intends to continue to make distributions necessary to avoid imposition of this excise tax.

For federal income tax purposes, debt securities purchased by a Fund, including zero coupon bonds, may be treated as having original issue discount (generally, the excess of the stated redemption price at maturity of a debt obligation over its issue price). Original issue discount is treated for federal income tax purposes as income earned by a Fund, whether or not any payment is actually received, and therefore is subject to the distribution requirements mentioned above. However, original issue discount with respect to tax-exempt obligations generally will be excluded from a Fund’s taxable income, although that discount will be included in its gross income for purposes of the 90% test and will be added to the adjusted tax basis of those obligations for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest.

A Fund may purchase debt securities at a market discount. A market discount exists when a security is purchased at a price less than its original issue price adjusted for accrued original issue discount, if any. The Funds intend to defer recognition of accrued market discount on a security until maturity or other disposition of the security. For a security purchased at a market discount, the gain realized on disposition will be treated as taxable ordinary income to the extent of accrued market discount on the security.

The Funds may also purchase debt securities at a premium, i.e., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date, but no deduction is allowed for the premium amortization. The amortized bond premium on a security will reduce a Fund’s adjusted tax basis in the security. For taxable securities, the premium may be amortized if a Fund so elects. The amortized premium on taxable securities is first offset against interest received on the securities and then allowed as a deduction, and, generally must be amortized under an economic accrual method.

Taxation of the Shareholders

The portion of the dividends a Fund pays (excluding capital gain distributions) equal to the excess of its excludable interest over certain amounts disallowed as deductions will qualify as “exempt-interest dividends,” and thus will be excludable from its shareholders’ gross income for federal income tax purposes, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under Code section 103(a); each Fund intends to continue to satisfy this requirement. The aggregate dividends a Fund designates as exempt-interest dividends for any taxable year may not exceed its net tax-exempt income for the year.

Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from a Fund are includible in their “modified adjusted gross income” for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

If a Fund invests in any instruments that generate taxable income (such as market discount bonds, as described above, options, futures, other derivatives, securities of other investment companies that pay distributions other than exempt-interest dividends, or otherwise under the circumstances described in the Fund’s prospectus and this SAI) or engages in securities lending, the portion of any dividend that Fund pays that is attributable to the income earned on those instruments or from such lending will be taxable to its shareholders as ordinary income to the extent of its earnings and profits (and will not qualify for the 15% maximum federal income

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tax rate on certain dividends applicable to individual shareholders), and only the remaining portion will qualify as an exempt-interest dividend. Moreover, if a Fund realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders. Those distributions will be subject to a 15% maximum federal income tax rate for individual shareholders to the extent they are attributable to net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) a Fund recognizes on sales or exchanges of capital assets through March 31, 2011, as noted in the prospectus, but distributions of other capital gain will be taxed as ordinary income.

All distributions of investment income during a year will have the same percentage designated as tax-exempt. This method is called the “average annual method.” Since the Funds invest primarily in tax-exempt securities, the percentage will be substantially the same as the amount actually earned during any particular distribution period.

Taxable distributions are generally included in a shareholder’s gross income for the taxable year in which they are received. However, dividends and other distributions declared in October, November, or December and made payable to shareholders of record in such a month are deemed to have been received on December 31 if they are paid during the following January.

A shareholder of the Florida Tax-Free Income Fund should be aware that a redemption of shares (including any exchange into another USAA Fund) is a taxable event, and, accordingly, a capital gain or loss may be recognized. If a shareholder receives an exempt-interest dividend with respect to any Fund share and has held that share for six months or less, any loss on the redemption or exchange of that share will be disallowed to the extent of that exempt-interest dividend. Similarly, if a shareholder of the Fund receives a distribution taxable as long-term capital gain and redeems or exchanges that Fund’s shares before he or she has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss.

The Funds may invest in industrial development revenue bonds, which are a type of private activity bonds (PABs) under the Code. Interest on certain of those bonds generally tax preference item for purposes of the federal alternative minimum tax (AMT), although the interest continues to be excludable from federal gross income. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from industrial development revenue bonds is a tax preference item that is added to income from other sources for the purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. For corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings (ACE) exceed alternative minimum taxable income before the ACE adjustment. For corporate taxpayers, all tax-exempt interest is considered in calculating the AMT as part of the ACE. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager’s nor the Funds’ counsel makes any review of the basis of such opinions.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes.

Entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development revenue bonds should consult their tax advisers before purchasing Fund shares because, for users of certain of these facilities, the interest on industrial development revenue bonds is not exempt from federal income tax. For these purposes, “substantial user” is defined to include a “non-exempt person” who regularly uses in a trade or business a part of a facility financed from the proceeds of or industrial development revenue bonds.

The Florida Tax-Free Money Market Fund must withhold and remit to the U.S. Treasury 28% of taxable dividends, and the Florida Tax-Free Income Fund must withhold and remit thereto 28% of taxable dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which gain or loss may be realized), otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from the Funds’ dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

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FLORIDA TAX CONSIDERATIONS

Taxation of the Funds

If a Fund has tax nexus with Florida, such as through the location within Florida of the Trust or the Fund’s activities or those of its adviser, then the Fund will be subject to Florida corporate income tax. Each Fund intends to operate so as not to be subject to Florida taxation.

Taxation of the Shareholders

Florida does not impose an income tax on individuals. Thus, dividends and distributions paid by the Funds to individuals who are residents of Florida are not taxable by Florida. Florida imposes an income tax on corporations and similar entities at a rate of 5.5% of net income. Dividends and distributions of investment income and capital gains by the Funds will be subject to the Florida corporate income tax. Accordingly, investors in the Funds, including, in particular, investors that may be subject to the Florida corporate income tax, should consult their tax advisers with respect to the application of the Florida corporate income tax to the receipt of Fund dividends and distributions and to the investor’s Florida tax situation in general.

The State Legislature has repealed the intangible personal property tax. Beginning January 1, 2007, individuals, married couples, personal representatives of estates, and businesses are no longer required to file an annual intangible personal property tax return reporting their stocks, bonds, mutual funds, money market funds, shares of business trusts, and unsecured notes. The last annual intangible tax return that these taxpayers were required to file was the 2006 return that was due by June 30, 2006. Any intangible taxes owed to the State for that return or prior years are still due. Not all intangible taxes have been repealed. The intangible tax on leases of government-owned real property and the one-time intangible tax on notes secured by a mortgage on Florida real property are still in effect.

TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees of the Trust consists of six Trustees who supervise the business affairs of the Trust. The Board of Trustees is responsible for the general oversight of the Funds’ business and for assuring that the Funds are managed in the best interests of each Fund’s respective shareholders. The Board of Trustees periodically reviews the Funds’ investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds’ service providers, including IMCO and its affiliates.

Board Leadership Structure

The Board of Trustees is comprised of a super-majority (over 80%) of Trustees who are not “interested persons” (as defined under the 1940 Act) of the Funds (the Non-Interested Trustees). In addition, the Chairman of the Board of Trustees is a Non-Interested Trustee. The Chairman presides at meetings of the Trustees, and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the funds’ management, officers, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board may also designate working groups or ad hoc committees as it deems appropriate.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board considers leadership Non-Interested Trustee as Chairman to be integral to promoting effective independent oversight of the Funds’ operations and meaningful representation of the shareholders’ interests, given the number of Funds offered by the Trust and the amount of assets that these Funds represent. The Board also believes that having a super-majority of Non-Interested Trustees is appropriate and in the best interest of the Funds’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, important elements in its decision-making process. In addition, the Board believes that Mr. Claus, as President of USAA’s Financial Advice and Solutions Group, provides the Board with the Adviser’s perspective in managing and sponsoring the Funds. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

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Board Oversight of Risk Management

As registered investment companies, the Funds are subject to a variety of risks, including investment risks (such as, among others, market risk, credit risk and interest rate risk), financial risks (such as, among others, settlement risk, liquidity risk and valuation risk), compliance risks, and operational risks. The Trustees play an active role, as a full board and at the committee level, in overseeing risk management for the Funds. The Trustees delegate the day-to-day risk management of the Funds to various groups, including but not limited to, portfolio management, risk management, compliance, legal, fund accounting, and various committees discussed herein. These groups provide the Trustees with regular reports regarding investment, valuation, liquidity, and compliance, as well as the risks associated with each. The Trustees also oversee risk management for the Funds through regular interactions with the Funds’ external auditors.

The Board also participates in the Funds’ risk oversight, in part, through the Funds’ compliance program, which covers the following broad areas of compliance: investment and other operations; recordkeeping; valuation and pricing; communications and disclosure; reporting and accounting; portfolio management, trading practices, code of ethics and protection of non-public information, accuracy of disclosures, safeguarding of fund assets, recordkeeping, marketing, fees, privacy, anti-money laundering, business continuity, valuation and pricing of funds shares, processing of fund shares, affiliated transactions, fund governance and market timing. The program seeks to identify and assess risk through various methods, including through regular interdisciplinary communications between compliance professionals and business personnel who participate on a daily basis in risk management on behalf of the Funds. The Funds’ chief compliance officer provides an annual compliance report and other compliance related briefings to the Board in writing and in person.

IMCO seeks to identify for the Board the risks that it believes may affect the Funds and develops processes and controls regarding such risks. However, risk management is a complex and dynamic undertaking and it is not always possible to comprehensively identify and/or mitigate all such risks at all times since risks are at times impacted by external events. In discharging its oversight responsibilities, the Board considers risk management issues throughout the year with the assistance of its various committees as described below. Each committee presents reports to the Board after its meeting, which may prompt further discussion of issues concerning the oversight of the Funds’ risk management. The Board as a whole also reviews written reports or presentations on a variety of risk issues as needed and may discuss particular risks that are not addressed in the committee process.

Among other committees, the Board has established an Audit Committee, which is composed solely of Non-Interested Trustees and which oversees management of financial risks and controls. The Audit Committee serves as the channel of communication between the independent auditors of the Funds and the Board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process. Although the Audit Committee is responsible for overseeing the management of financial risks, the Board is regularly informed of these risks through committee reports.

Trustee Qualifications

The Board believes that all of the Trustees bring to the Board a wealth of executive leadership experience derived from their service as executives, board members, and leaders of diverse companies, academic institutions, and community and other organizations. The Board also believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. In determining whether an individual is qualified to serve as a Trustee of the Funds, the Board considers a wide variety of information about the Trustee, and multiple factors contribute to the Board's decision. However, there are no specific required qualifications for Board membership. Each Trustee is determined to have the experience, skills, and attributes necessary to serve the Funds and their shareholders because each Trustee demonstrates an exceptional ability to consider complex business and financial matters, evaluate the relative importance and priority of issues, make decisions, and contribute effectively to the deliberations of the Board. The Board also considers the individual experience of each Trustee and determines that the Trustee’s professional experience, education, and background contribute to the diversity of perspectives on the Board. The business experience and objective thinking of the Trustees are considered invaluable assets for IMCO management and, ultimately, the Funds’ shareholders.

Set forth below are the Non-Interested Trustees, the Interested Trustee, officers, and each of their respective offices and principal occupations during the last five years, length of time served, information relating to any other directorships held, and the specific roles and experience of each Board member that factor into the determination that the Trustee should serve on the Board.

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Non-Interested Trustees

Name, Address* and Age	Position(s) Held with Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past Five Years and Other Directorships Held and Experience	Number of USAA Funds Overseen by Trustee/Officer
Barbara B. Dreeben (65)	Trustee	January 1994
President, Postal Addvantage (7/92-present), which is a postal mail list management service. Ms. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Ms. Dreeben brings to the board particular experience with community and organizational development as well as over 16 years’ experience as a board member.
One registered investment company consisting of 46 funds

Robert L. Mason, Ph.D. (64)	Trustee	January 1997
Institute Analyst, Southwest Research Institute (3/02-present); which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Dr. Mason brings to the board particular experience with information technology matters, statistical analysis, and human resources as well as over 13 years’ experience as a board member.
One registered investment company consisting of 46 funds

Barbara B. Ostdiek Ph.D. (46)	Trustee	January 2008
Jesse H. Jones Graduate School of  Business, Associate Professor of Management, Rice University (7/01-present) and Academic Director, El Paso Corporation Finance Center (7/02-present).  Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Dr. Ostdiek brings to the board
One registered investment company consisting of 46 funds

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particular experience with financial investment management, education, and research as well as over two years’ experience as a board member.

Michael F. Reimherr (64)	Trustee	January 2000
President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Reimherr brings to the board particular experience with organizational development, budgeting, finance, and capital markets as well as over 10 years’ experience as a board member.

One registered investment company consisting of 46 funds
Richard A. Zucker (67)	Trustee and Chairman	January 1992 and Chair since February 2005
Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Zucker brings to the board particular experience with budgeting, finance, ethics, operations management as well as over 18 years’ experience as a board member.
One registered investment company consisting of 46 funds

 *The address for each Non-Interested Trustee is USAA Investment Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.

**  The term of office for each Trustee is twenty (20) years or until the Trustee  reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Trustees can be filled by the  action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

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Trustees and officers of the Trust who are employees of the Manager or affiliated companies and are considered “interested persons” under the 1940 Act.

Interested Trustee
Name, Address* and Age	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years and Other Directorships Held and Experience	Number of USAA Funds Overseen by Trustee/Officer
Christopher W. Claus (49)	Trustee, President, and Vice Chairman	February 2001
Chair of the Board of Directors (IMCO) (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2-07); Chair of the Board of Directors, of USAA Financial Advisors, Inc. (FAI) (1/07-present); President FAI (12/07-10/09); President Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09).  Mr. Claus serves as Chair of the Board of Directors of USAA Investment Corporation, USAA Shareholder Account Services (SAS) and USAA Financial Planning Services Insurance Agency, Inc. (FPS). He also serves as Vice Chair for USAA Life Insurance Company (USAA Life). Mr. Claus’s 16 years with IMCO and his position as principal executive officer of the USAA mutual funds give him intimate experience with the day-to-day management and operations of the USAA mutual funds.
One registered investment company consisting of 46 funds

Interested Officers

Name, Address* and Age	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years	Number of USAA Funds Overseen by Trustee/Officer
Daniel S. McNamara (44)	Vice President	December 2009
President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (9/01-9/09).
One registered investment company consisting of 46 funds

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R. Matthew Freund (47)	Vice President	April 2010	Senior Vice President, Investment Portfolio Management, IMCO (03/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a director of SAS.	One registered investment company consisting of 46 funds

John P. Toohey (42)	Vice President	June 2009	Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments, (12/03-1/09); Vice President, AIG Investments (12/00-11/03).	One registered investment company consisting of 46 funds

Christopher P. Laia (50)	Secretary	April 2010
Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the officer positions of Vice President and Secretary of IMCO and SAS, and Vice President and Assistant Secretary of FAI and FPS.
One registered investment company consisting of 46 funds

James G. Whetzel (32)	Assistant Secretary	April 2010	Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).	One registered investment company consisting of 46 funds

Roberto Galindo, Jr. (49)	Treasurer	February 2008	Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).	One registered investment company consisting of 46 funds

William A. Smith (62)	Assistant Treasurer	February 2009
Vice President, Senior Financial Officer and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09- present);
Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/ Accounttemps, (8/06-
1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).
One registered investment company consisting of 46 funds

Jeffrey D. Hill (42)	Chief Compliance Officer	September 2004	Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).	One registered investment company consisting of 46 funds

*The address of the Interested Trustee and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

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Committees of the Board of Trustees

The Board of Trustees typically conducts regular meetings five or six times a year to review the operations of the Funds in the USAA family of funds. During the Funds’ most recent full fiscal year ended March 31, 2010, the Board of Trustees held meetings six times. A portion of these meetings is devoted to various committee meetings of the Board of Trustees, which focus on particular matters. In addition, the Board of Trustees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board of Trustees has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. The duties of these four Committees and their present membership are as follows:

Executive Committee: Between the meetings of the Board of Trustees and while the Board is not in sessions, the Executive Committee of the Board of Trustees has all the powers and may exercise all the duties of the Board of Trustees in the management of the business of the Trust that may be delegated to it by the Board. Trustees Claus and Zucker are members of the Executive Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Executive Committee held no meetings.

Audit Committee: The Audit Committee of the Board of Trustees reviews the financial information and the independent auditors’ reports, and undertakes certain studies and analyses as directed by the Board. Trustees Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Audit Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Audit Committee held meetings four times.

Pricing and Investment Committee: The Pricing and Investment Committee of the Board of Trustees acts upon various investment-related issues and other matters that have been delegated to it by the Board. Trustees Claus, Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Pricing and Investment Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Pricing and Investment Committee held meetings five times.

Corporate Governance Committee: The Corporate Governance Committee of the Board of Trustees maintains oversight of the organization, performance, and effectiveness of the Board and independent Trustees. Trustees Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Corporate Governance Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Corporate Governance Committee held meetings six times.

In addition to the previously listed Trustees and/or officers of the Trust who also serve as Directors and/or officers of the Manager, the following individual is an executive officer of the Manager: Clifford Gladson, Senior Vice President, Investment Adviser. There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

The following table sets forth the dollar range of total equity securities beneficially owned by the Trustees of the Funds listed in this SAI and in all the USAA Funds overseen by the Trustees as of the calendar year ended December 31, 2009.

USAA Fund
	Florida Tax-	Florida Tax-Free	Complex
	Free Income Fund	Money Market Fund	Total
Interested Trustee
Christopher W. Claus	None	None	Over $100,000
Non Interested Trustees
Barbara B. Dreeben	None	None	Over $100,000
Robert L. Mason, Ph.D.	None	None	Over $100,000
Barbara B. Ostdiek, Ph.D.	None	None	$50,001-$100,000
Michael F. Reimherr	None	None	Over $100,000
Richard A. Zucker	None	None	Over $100,000

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The following table sets forth information describing the compensation of the current Trustees of the Trust for their services as Trustees for the fiscal year ended March 31, 2010.

Name	Aggregate	Total Compensation
of	Compensation from	from the USAA
Trustee	Funds Listed in this SAI	Family of Funds (b)
Interested Trustee
Christopher W. Claus	None (a)	None (a)
Non Interested Trustees
Barbara B. Dreeben	$ 3,966	$ 89,650
Robert L. Mason, Ph.D.	$ 3,966	$ 89,650
Barbara B. Ostdiek, Ph.D.	$ 3,701	$ 83,650
Michael F. Reimherr	$ 3,701	$ 83,650
Richard A. Zucker	$ 4,232	$ 95,650

(a)Christopher W. Claus is affiliated with the Trust’s investment adviser, IMCO, and, accordingly, receives no remuneration from the Trust or any other Fund of the USAA Fund Complex.

(b)At March 31, 2010, the USAA Fund Complex consisted of one registered investment company with 46 individual funds.

No compensation is paid by any fund to any Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Trust reimburses certain expenses of the Trustees who are not affiliated with the investment adviser. As of June 30, 2010, the officers and Trustees of the Trust and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Trust.

As of June 30, 2010, USAA and its affiliates (including related employee benefit plans) owned no shares of the Funds. The following table identifies all persons who, as of June 30, 2010, held of record or owned beneficially 5% or more of either Fund’s shares.

	Name and Address
Title of Class	of Beneficial Owner	Percent of Class
Florida Tax-Free Income Fund	TD Ameritrade PO Box 2226 Omaha, NE 681032	6.49%

THE TRUST’S MANAGER

As described in the prospectus, IMCO is the manager and investment adviser, providing services under the Advisory Agreement. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for the Trust from its inception.

In addition to managing the Trust’s assets, IMCO advises and manages the investments for USAA and its affiliated companies. As of the date of this SAI, total assets under management by IMCO were approximately $78 billion, of which approximately $39 billion were in mutual fund portfolios.

Advisory Agreement

Under the Advisory Agreement, IMCO provides an investment program, carries out the investment policy, and manages the portfolio assets for each Fund. For these services under the Advisory Agreement, the Trust has agreed to pay IMCO a fee computed as described under Fund Management in the prospectus. Management fees are computed and accrued daily and payable monthly. IMCO is authorized, subject to the control of the Board of Trustees of the Trust, to determine the selection, amount, and time to buy or sell securities for each Fund. IMCO compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of IMCO or its affiliates.

Except for the services and facilities provided by IMCO, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; cost of preparing and distributing proxy material; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not

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interested persons (not affiliated) of IMCO; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. IMCO pays the cost of printing and mailing copies of the prospectus, the SAI, and reports to prospective shareholders.

The Advisory Agreement will remain in effect until July 31, 2011, for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Trustees (on behalf of such Fund) including a majority of the Trustees who are not interested persons of IMCO or (otherwise than as Trustees) of the Trust, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Trust or IMCO on 60 days’ written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

From time to time, IMCO may voluntarily, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. IMCO can modify or eliminate the voluntary waiver at any time without prior notice to shareholders.

For the last three fiscal years ended March 31, management fees were as follows:

	2008	2009	2010
Florida Tax-Free Income Fund	$720,804	$592,152	$613,683
Florida Tax-Free Money Market Fund	$297,808	$286,619	$232,477

Because the Florida Tax-Free Money Market Fund’s expenses exceeded IMCO’s voluntary expense limitations, IMCO did not receive management fees to which it would have been entitled of $57,985, for fiscal year ended March 31, 2010.

The management fee is allocated between the Funds based on the relative net assets of each Fund. The management fee is computed at one-half of one percent (0.50%) of the first $50 million of average net assets, two-fifths of one percent (0.40%) for that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (0.30%) for that portion of average net assets over $100 million.

Administration and Servicing Agreement

Under an Administration and Servicing Agreement effective August 1, 2001, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds’ operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Trust has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (0.15%) for the Florida Tax-Free Income Fund and one-tenth of one percent (0.10%) for the Florida Tax-Free Money Market Fund of the average net assets of the respective Fund. We may also delegate one or more of our responsibilities to others at our expense.

For the last three fiscal years ended March 31, the Trust paid IMCO the following administration and servicing fees:

	2008	2009	2010
Florida Tax-Free Income Fund	$319,461	$261,072	$252,443
Florida Tax-Free Money Market Fund	$ 84,993	$ 79,793	$ 63,758

In addition to the services provided under the Funds’ Administration and Servicing Agreement, the Manager also provides certain compliance and legal services for the benefit of the Funds. The Trust’s Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the last three fiscal years ended March 31, the Funds reimbursed the Manager for these compliance and legal services as follows:

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	2008	2009	2010
Florida Tax-Free Income Fund	$3,991	$2,534	$7,577
Florida Tax-Free Money Market Fund	$1,878	$1,158	$3,014

Code of Ethics

The Funds and the Manager have adopted a joint code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a Fund but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Board of Trustees reviews the administration of the joint code of ethics at least annually and receives certifications from the Manager regarding compliance with the code of ethics annually.

While the officers and employees of the Manager, as well as those of the Funds, may engage in personal securities transactions, there are certain restrictions in the procedures in the Code of Ethics adopted by the Manager and the Funds. The Code of Ethics is designed to ensure that the shareholders’ interests come before the individuals who manage their Funds. The Code of Ethics requires the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds toabide by the Code of Ethics requirements before executing permitted personal trades. A copy of the Code of Ethics has been filed with the SEC and is available for public view.

Underwriter

The Trust has an agreement with IMCO for exclusive underwriting and distribution of the Funds’ shares on a continuing best-efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

Transfer Agent

USAA Shareholder Account Services (the Transfer Agent), 9800 Fredericksburg Road, San Antonio, TX 78288, performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $25.50 per account. The fee is subject to change at any time.

The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. Each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Trust. In addition, certain entities may receive payments directly or indirectly from the Transfer Agent, IMCO, or their affiliates for providing shareholder services to their clients who hold Fund shares.

PORTFOLIO MANAGER DISCLOSURE

Other Accounts Managed

The following tables set forth other accounts for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended March 31, 2010, unless otherwise specified.

Florida Tax-Free Income Fund

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
John C. Bonnell	8*	$7,388,849,365	0	$0	0	$0

* Four of these accounts with total assets of $ 3,653,692,987 have advisory fees based on the performance of the account.

Conflicts of Interest

These portfolio managers provide portfolio management services only to investment companies in the USAA retail fund family and do not manage any private accounts or unregistered mutual funds. Portfolio managers make investment decisions for the funds they manage based on the fund’s investment objective, permissible investments, cash flow and other relevant investment considerations

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that they consider applicable to that portfolio. Therefore, portfolio managers could purchase or sell securities for one portfolio and not another portfolio, or can take similar action for two portfolios at different times, even if the portfolios have the same investment objective and permissible investments.

Potential conflicts of interest may arise when allocating and/or aggregating trades for funds with a performance fee and those without a performance fee. IMCO often will aggregate multiple orders for the same security for different mutual funds into one single order. To address these potential conflicts of interest, IMCO has adopted detailed procedures regarding the allocation of client orders, and such transactions must be allocated to funds in a fair and equitable manner.

The performance of each Fund is also periodically reviewed by IMCO’s Investment Strategy Committee (ISC), and portfolio managers have the opportunity to explain the reasons underlying a Fund’s performance. The ISC and the Trust’s Board of Trustees also routinely review and compare the performance of the Florida Funds with the performance of other funds with the same investment objectives and permissible investments.

As discussed above, IMCO has policies and procedures designed to seek to minimize potential conflicts of interest arising from portfolio managers advising multiple funds. The Mutual Funds compliance department monitors a variety of areas to ensure compliance with the USAA Funds Compliance Program written procedures, including monitoring each fund’s compliance with its investment restrictions and guidelines, and monitoring and periodically reviewing or testing transactions made on behalf of multiple funds to seek to ensure compliance with the USAA Funds Compliance Program written policies and procedures.

Compensation

IMCO’s compensation structure includes a base salary and an incentive component. The portfolio managers are officers of IMCO and their base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager’s annual evaluation or if the portfolio manager is promoted. Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Fund(s) managed by the portfolio manager compared to each Fund’s comparative ranking against all funds within the appropriate Lipper category, or for money market funds within the appropriate iMoneyNet, Inc. category. Each fixed income fund, except for the money market funds, has a performance fee component to the advisory fee earned by IMCO. The performance fee adjustment for these Funds is based on the Fund’s relative performance compared to the appropriate Lipper index, rather than the Fund’s ranking against all funds in its Lipper category. Portfolio managers will receive incentive payments under this plan only if the Funds they manage are at or above the 50th percentile compared to their industry peers, and the incentive payment increases the higher the Fund’s relative ranking in its peer universe. In determining the incentive payment of a portfolio manager who manages more than one Fund, IMCO considers the relative performance of each Fund in proportion to the total assets managed by the portfolio manager.

In addition to salary and incentive payments, portfolio managers also participate in other USAA benefits to the same extent as other employees. Also, USAA has established certain supplemental retirement programs and bonus program available to all officers of USAA-affiliated companies.

Portfolio Ownership

Because the Florida Funds can be offered for sale to Florida residents only, as of the fiscal year ended March 31, 2010, the Funds’ portfolio managers did not beneficially own any securities of these Funds.

PORTFOLIO HOLDINGS DISCLOSURE

The Trust’s Board of Trustees has adopted a policy on selective disclosure of portfolio holdings. The Trust’s policy is to protect the confidentiality of each Fund’s portfolio holdings and prevent the selective disclosure of material non-public information about the identity of such holdings. To prevent the selective disclosure of portfolio holdings of the Funds, the general policy of the Funds is to not disclose any portfolio holdings of the Funds, other than the portfolio holdings filed with the SEC on Form N-CSR (i.e., annual and semiannual reports), Form N-Q (i.e., quarterly portfolio holdings reports), and Form N-MFP (i.e., monthly portfolio holdings reports for the Florida Tax-Free Money Market Fund that will be made public 60 days after the end of the month to which the information pertains, beginning December 2010), and any portfolio holdings made available on usaa.com. This general policy shall not apply, however, in the following instances:

■	Where the person to whom the disclosure is made owes a fiduciary or other duty of trust or confidence to the Funds (e.g., auditors, attorneys, and Access Persons under the Funds’ Code of Ethics);

■
Where the person has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information (e.g., custodians, accounting agents, securities lending agents, subadvisers, rating agencies, mutual fund evaluation services, such as Lipper and proxy voting agents);

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■	As disclosed in this SAI; and

■	As required by law or a regulatory body.

If portfolio holdings are released pursuant to an ongoing arrangement with any party that owes a fiduciary or other duty of trust or confidence to a Fund or has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund’s portfolio holdings. If the applicable conditions set forth above are satisfied, Fund may distribute portfolio holdings to mutual fund evaluation services such as Lipper Inc. and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research. In providing this information to broker-dealers, reasonable precautions are taken to avoid any potential misuse of the disclosed information.

The Fund also may disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or agreement. These service providers include each Fund’s custodian, auditors, attorneys, investment adviser and subadviser(s), administrator, and each of their respective affiliates and advisers.

Any person or entity that does not have a previously approved ongoing arrangement to receive non-public portfolio holdings information and seeks a Fund’s portfolio holdings information that (i) has not been filed with the SEC, or (ii) is not available on usaa.com, must submit its request in writing to the Fund’s Chief Compliance Officer (CCO), or USAA Securities Counsel, who will make a determination whether disclosure of such portfolio holdings may be made and whether the relevant Fund needs to make any related disclosure in its SAI. A report will be made to each Fund’s Board of Trustees at each quarterly meeting about (i) any determinations made by the CCO, USAA Securities Counsel, pursuant to the procedures set forth in this paragraph, and (ii) any violations of the portfolio holdings policy.

Each Fund intends to post its annual and semiannual reports, and quarterly schedules of portfolio holdings on usaa.com after these reports are filed with the SEC. In addition, the Florida Tax-Free Income Fund intends to post its top ten holdings on usaa.com 15 days following the end of each month, and, beginning October 2010, the California Money Market Fund will post information related to its portfolio holdings on usaa.com five business days at the end of each month and will keep such information on the website for six months thereafter.

In order to address potential conflicts of interest between the interests of a Fund’s shareholders, on the one hand, and the interests of the Fund’s investment adviser, principal underwriter, or certain affiliated persons, on the other, the Funds have adopted the policies described above (i) prohibiting the receipt of compensation in connection with an arrangement to make available information about a Fund’s portfolio holdings and (ii) requiring certain  requests for non-public portfolio holdings information to be approved by the CCO or USAA Securities Counsel, and then reported to the Fund’s Board, including the Non Interested Trustees.

GENERAL INFORMATION

Custodian and Accounting Agent

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the Trust’s custodian and accounting agent. The Custodian is responsible for, among other things, safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, processing the pricing of each Fund’s securities, and collecting interest on the Funds’ investments. The accounting agent is responsible for, among other things, calculating each Fund’s daily net asset value and other recordkeeping functions.

Counsel

K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006-1682, reviews certain legal matters for the Trust in connection with the shares offered by the prospectus.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 1800 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the independent registered public accounting firm for the Funds. In this capacity, the firm is responsible for the audits of the annual financial statements of the Funds and reporting thereon.

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APPENDIX A – TAX-EXEMPT SECURITIES AND THEIR RATINGS

Tax-Exempt Securities

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

The two principal classifications of tax-exempt securities are “general obligations” and “revenue” or “special tax” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt industrial development revenue bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial development revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying, tax-exempt securities. Short-term obligations issued by states, cities, municipalities or municipal agencies include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes, and short-term notes.

The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Group (S&P), Fitch Ratings, Inc. (Fitch), Dominion Bond Rating Service Limited (Dominion), and A.M. Best Co., Inc. (A.M. Best) represent their opinions of the quality of the securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager to appraise independently the fundamental quality of the tax-exempt securities included in a Fund’s portfolio.

1.  Long-Term Debt Ratings:

Moody’s Investors Service (Moody’s)

Aaa	Obligations rated Aaa are judged to be of the best quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aaa through C. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Ratings Group (S&P)

AAA	An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is EXTREMELY STRONG.

AA	An obligation rated AA differs from the highest rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is VERY STRONG.

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A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still STRONG.

BBB
An obligation rated BBB exhibits ADEQUATE capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated C is currently highly vulnerable to nonpayment.

C	An obligation rated C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Ratings (Fitch)

AAA
Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB
Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	High default risk. “CCC” ratings indicate default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.

CC	High default risk. A “CC” rating indicates that default of some kind appears probable.

C	High default risk. “C” ratings signal imminent default.

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DDD
Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.

DD	Default. “DD” indicates potential recoveries in the range of 50%-90%.

D	Default. “D” indicates the lowest recovery potential, i.e. below 50%.

Plus (+) or Minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Dominion Bond Rating Service Limited (Dominion)

As is the case with all Dominion rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. Dominion ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every Dominion rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

AAA
Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned, and the entity has established a creditable track record of superior performance. Given the extremely tough definition that Dominion has established for this category, few entities are able to achieve a AAA rating.

AA
Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition that Dominion has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits, which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

A
Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

BBB
Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

BB
Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

B
Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

  CCC/
CC/C
Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B.” Bonds rated below “B” often have characteristics, which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

D          This category indicates Bonds in default of either interest or principal.

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Note: (high/low) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating that is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.

A.M. Best Co., Inc. (A.M. Best)

A.M. Best’s Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its financial obligations to security holders when due. There ratings are assigned to debt and preferred stock issues.

aaaAssigned to issues, where the issuer has, in A.M. Best’s opinion, an exceptional ability to meet the terms of the obligation.

aa       Assigned to issues, where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of the obligation.

a         Assigned to issues, where the issuer has, in A.M. Best’s opinion, a strong ability to meet the terms of the obligation.

bbb	Assigned to issues, where the issuer has, in A.M. Best’s opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb
Assigned to issues, where the issuer has, in A.M. Best’s opinion, speculative credit characteristics generally due to a modest margin of principal and interest payment protection and vulnerability to economic changes.

b
Assigned to issues, where the issuer has, in A.M. Best’s opinion, very speculative credit characteristics generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

ccc, cc, c
Assigned to issues, where the issuer has, in A.M. Best’s opinion, extremely speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d	In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from “aa” to “bbb” may be enhanced with a “+” (plus) or “-” (minus) to indicate whether credit quality is near the top or bottom of a category.

2. Short-Term Debt Ratings:

Moody’s State and Tax-Exempt Notes

MIG-1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG-3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

NPNot Prime. Issues do not fall within any of the Prime rating categories.

Moody’s Commercial Paper

Prime-1
Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•Leading market positions in well-established industries.

•High rates of return on funds employed.

•Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•Broad margins in earning coverage of fixed financial charges and high internal cash generation.

•Well-established access to a range of financial markets and assured sources of alternate liquidity.

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Prime-2
Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3
Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P Tax-Exempt Notes

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P Commercial Paper

A-1
This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3
Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues rated “B” are regarded as having speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D
Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Fitch Commercial Paper, Certificates of Deposit, and Tax-Exempt Notes

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit features.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Default. Denotes actual or imminent payment default.

Dominion Commercial Paper

R-1 (high)
 Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity that possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability, which is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition, which Dominion has established for an “R-1 (high),” few entities are strong enough to achieve this rating.

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R-1 (middle)
 Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition, which Dominion has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low)
 Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high), R-2 (middle), R-2 (low)
Short-term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level, which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1 credit.” Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present, which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

R-3 (high), R-3 (middle), R-3 (low)
 Short-term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

Note: All three Dominion rating categories for short-term debt use “high,” “middle,” or “low” as subset grades to designate the relative standing of the credit within a particular rating category.

A.M. Best

AMB-1+	Assigned to issues, where the issuer has, in A.M. Best’s opinion, the strongest ability to repay short-term debt obligations.

AMB-1	Assigned to issues, where the issuer has, in A.M. Best’s opinion, an outstanding ability to repay short-term debt obligations.

AMB-2	Assigned to issues, where the issuer has, in A.M. Best’s opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3
Assigned to issues, where the issuer has, in A.M. Best’s opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on shorter debt obligations.

AMB-4
Assigned to issues, where the issuer has, in A.M. Best’s opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company’s ability to meet its commitments on short-term debt obligations.

d	In default on payment of principal, interest or other terms and conditions. The rating is also utilized when a bankruptcy petition, or similar action, has been filed.

22735-0810
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Part B

Statement of Additional Information for the
New York Bond and New York Money Market Funds

[Missing Graphic Reference]	USAA MUTUAL FUNDS TRUST	STATEMENT OF ADDITIONAL INFORMATION AUGUST 1, 2010

New York Bond Fund (USNYX)
New York Money Market Fund (UNYXX)

USAA MUTUAL FUNDS TRUST (the Trust) is a open-end management investment company offering shares of forty- six no-load mutual funds, two of which are described in this Statement of Additional Information (SAI): the New York Bond Fund and New York Money Market Fund (collectively, the Funds or the New York Funds). The New York Bond Fund offers two classes of shares, retail shares and adviser shares. The Trust has the ability to offer additional funds or classes of shares. The Adviser Shares are a separate share class of its respective USAA fund and is not a separate mutual fund. The Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services. Each Fund is classified as diversified and has a common investment objective of providing New York investors with a high level of current interest income that is exempt from federal income taxes and New York State and New York City personal income taxes. The New York Money Market Fund has a further objective of preserving capital and maintaining liquidity.

You may obtain a free copy of the Prospectus dated August 1, 2010, for the New York Funds by writing to USAA Mutual Funds Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free (800) 531-USAA (8722). You also may request a free copy be sent to you via e-mail. The Prospectus provides the basic information you should know before investing in the Funds. This SAI is not a Prospectus and contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Trust and the Funds, and should be read in conjunction with the Prospectus.

The financial statements of the Funds and the Independent Registered Public Accounting Firm’s Report thereon for the fiscal year ended March 31, 2010, are included in the annual report to shareholders of that date and are incorporated herein by reference. The annual report to shareholders is available, without charge, by writing or calling, the Trust at the above address or toll-free phone number.

Page

2	Valuation of Securities
3	Conditions of Purchase and Redemption
3	Additional Information Regarding Redemption of Shares
5	Investment Plans
6	Investment Policies
14	Investment Restrictions
14	Special Risk Considerations
29	Portfolio Transactions
30	Fund History and Description of Shares
31	Certain Federal Income Tax Considerations
33	Trustees and Officers of the Trust
41	The Trust’s Manager
45	Portfolio Manager Disclosure
46	Portfolio Holdings Disclosure
47	General Information
47           Appendix A – Tax-Exempt Securities and Their Ratings

VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

A Fund’s NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE currently is scheduled to be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Each Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

The investments of the New York Bond Fund are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Trust’s Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sale price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions. Investments in open-end investment companies are valued at their NAV at the end of each business day. Futures contract are valued at the last quoted sales price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale on the prior trading date if it is within the spread between the closing bid and asked price closest to the last reported sale price. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV. Securities with original or remaining maturities of 60 days or less may be stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a Fund’s shares, are valued in good faith by the Manager at fair value using valuation procedures approved by the Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotations systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

The New York Money Market Fund’s securities are valued at amortized cost, which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

The valuation of the New York Money Market Fund’s portfolio instruments based upon their amortized cost is subject to the Fund’s adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 60 days and a weighted average life of no more than 120 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

The Board of Trustees has established procedures designed to stabilize the New York Money Market Fund’s price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1 NAV per share. Such procedures include review of the Fund’s holdings at such intervals as is deemed appropriate to determine whether the Fund’s NAV calculated by using available market quotations deviates from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Trustees will take such corrective action as it regards as necessary and appropriate. Such action may include, among other options, selling portfolio instruments prior to maturity to realize capital gains or

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losses or to shorten average portfolio maturity, withholding dividends, or establishing an NAV per share by using available market quotations or spending redemptions to the extent permitted under the SEC rules.

The New York Money Market Fund utilizes short-term credit ratings from the following designated nationally recognized statistical rating organizations (NRSROs) to determine whether a security is eligible for purchase by the Fund under applicable securities laws. The Board of Trustees of the Trust has designated the following four NRSROs as the Designated NRSROs of the Tax Exempt Money Market Fund: (1) Moody’s Investors Service (Moody’s), (2) Standard & Poor’s Ratings Group (S&P), (3) Fitch Ratings (Fitch), and (4) Dominion Bond Rating Service Limited (Dominion).

CONDITIONS OF PURCHASE AND REDEMPTION

Nonpayment

If any order to purchase shares is canceled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $29 fee is charged for all returned items, including checks and electronic funds transfers.

Transfer of Shares

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred and the signatures of all registered owners. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as marriage or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund’s portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares of a Fund, depending upon the price when redeemed.

The Board of Trustees may cause the redemption of an account with a balance of less than $250 provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 30 days’ prior written notice of the proposed redemption has been sent to you. The Trust, subject to approval of the Board of Trustees, anticipates closing certain small accounts yearly. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Trustees.

The Trust reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Trust normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Trust’s investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Trust’s shareholders.

For the mutual protection of the investor and the Funds, the Trust may require a signature guarantee. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual’s commanding officer.

Fund Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts

The USAA Funds’ main safeguard against excessive short-term trading is its right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, a fund deems that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of a fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA

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Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. Each fund also reserves the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, each fund reserves the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of the fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

▪           Transactions in the money market funds, USAA Short-Term Bond Fund, and USAA Tax Exempt Short Term Fund;

▪           Purchases and sales pursuant to automatic investment or withdrawal plans;

▪           Purchases and sales made through USAA Strategic Fund Adviser®, USAA Private Investment Management®, USAA College Savings Plan®, USAA Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio, or other designated USAA managed investment accounts;

▪           Purchases and sales by the USAA Institutional shares for use in the USAA Target Retirement Funds; and

▪           Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the Fund.

If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading. The Funds or the Transfer Agent may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase USAA fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to short-term trading policies generally treat these omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account unless the funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or the USAA Funds will review net activity in these omnibus accounts for activity that indicates potential, excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity for individual accounts to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Fund’s policy. For fund shares purchased through financial intermediaries there may be additional or more restrictive policies. You may wish to contact your financial intermediary to determine the policies applicable to your account.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds, and can terminate such agreements at any time.

Redemption by Check

Shareholders in the New York Money Market Fund may request that checks be issued for their account. Checks must be written in amounts of at least $250.

Checks issued to shareholders of the Fund will be sent only to the person in whose name the account is registered. The checks must be manually signed by the registered owner(s) exactly as the account is registered. You will continue to earn dividends until the shares are redeemed by the presentation of a check.

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When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares from your account will be redeemed to cover the amount of the check. If the account balance is not adequate to cover the amount of a check, the check will be returned unpaid. Because the value of each account changes as dividends are accrued on a daily basis, checks may not be used to close an account.

The checkwriting privilege is subject to the customary rules and regulations of Boston Safe Deposit and Trust Company, an affiliate of Mellon Bank, N.A., (Boston Safe) governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.

The Trust reserves the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $29 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

The Trust, the Transfer Agent, and Boston Safe each reserves the right to change or suspend the checkwriting privilege upon 30 days’ written notice to participating shareholders.

You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. The Transfer Agent will charge you $20 for each stop payment you request.

Redemption by Bill Pay

Shareholders in the New York Money Market Fund may request through usaa.com that their money market account be debited to pay certain USAA bills for which they are personally obligated to pay. USAA Bill Pay will not allow shareholders to make payments on bills for which they are not obligated to pay. Consent of joint account owners is not required to pay bills that an individual shareholder is solely and personally obligated to pay.

INVESTMENT PLANS

The Trust makes available the following investment plans to shareholders of the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase or withdraw shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day prior to the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications or sign up online at usaa.com.

Automatic Purchase of Shares

InvesTronic® – The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per transaction.

Direct Purchase Service – The periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

Direct Deposit Program – The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

Government Allotment – The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

Automatic Purchase Plan – The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

Buy/Sell Service – The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a “buy” or “sell” whenever you choose.

Directed Dividends – If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

Participation in these systematic purchase plans allows you to engage in dollar-cost averaging.

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Systematic Withdrawal Plan

If you own shares in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, or quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks made payable to an entity unaffiliated with United Services Automobile Association (USAA). You also may elect to have such withdrawals invested in another USAA Fund.

This plan may be initiated by completing the Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Trust will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains. Withdrawals that exceed the value in your account will be processed for the amount available and the plan will be canceled.

Each redemption of shares of a Fund may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

INVESTMENT POLICIES

The sections captioned Investment Objective and Principal Investment Strategy? in each Fund’s prospectus describe the investment objective(s) and the investment policies applicable to each Fund. There can, of course, be no assurance that each Fund will achieve its investment objective(s). Each Fund’s objective(s) is not a fundamental policy and may be changed upon notice to, but without the approval of, the Funds’ shareholders. If there is a change in the investment objective of a Fund, the Fund’s shareholders should consider whether the Fund remains an appropriate investment in light of then-current needs. The following is provided as additional information about the investment policies of the Funds. Unless described as a principal investment policy in a Fund’s prospectus, these represent the non-principal investment policies of the Funds.

Temporary Defensive Policy

Each Fund may, on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in short-term securities the interest on which is not exempt from federal and New York State and New York City income tax. Such taxable securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker’s acceptances of similar banks; commercial paper; and other corporate debt obligations.

Calculation of Dollar Weighted Average Portfolio Maturities

Dollar weighted average portfolio maturity is derived by multiplying the value of each debt instrument by the number of days remaining to its maturity, adding the results of these calculations, and then dividing the total by the value of the Fund’s debt instruments. An obligation’s maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

With respect to obligations held by the New York Bond Fund, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity. In addition, for purposes of the Fund’s investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager, will result in the instrument’s being valued in the market as though it has the earlier maturity.

Finally, for purposes of calculating the weighted average portfolio maturity of the Fund, the maturity of a debt instrument with a periodic interest reset date will be deemed to be the next reset date, rather than the remaining stated maturity of the instrument if, in

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the judgment of the Manager, the periodic interest reset features will result in the instrument’s being valued in the market as though it has the earlier maturity.

The New York Money Market Fund will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act).

Periodic Auction Reset Bonds

The New York Bond Fund’s assets may be invested in tax-exempt periodic auction reset bonds. Periodic auction reset bonds are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the weighted average portfolio maturity of the Fund, the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a long remaining stated maturity (i.e., ten years or more), however, could have greater market risk than fixed short-term debt instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

Diversification

Each Fund intends to be diversified as defined in the 1940 Act and to satisfy the restrictions against investing too much of its assets in any “issuer” as set forth in the prospectus. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority, or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-government user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of that government or other entity.

Section 4(2) Commercial Paper and Rule 144A Securities

Each Fund may invest in commercial paper issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (1933 Act) (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

Each Fund may also purchase restricted securities eligible for resale to “qualified institutional buyers” pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

Illiquid Securities

Up to 15% of the New York Bond Fund’s net assets and up to 5% of the New York Money Market Fund’s net assets may be invested in securities that are illiquid. Illiquid securities are generally those securities that a Fund cannot sell or dispose of in the ordinary course of business within seven days or less at approximately the value ascribed to such securities by the Fund. Municipal lease obligations and certain restricted securities may be determined to be liquid in accordance with the guidelines established by the Trust's Board of Trustees.

Liquidity Determinations

The Board of Trustees has adopted guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, certain restricted debt securities that are subject to put or demand features exercisable within seven days (Demand Feature Securities) and other securities (whether registered or not) that may be considered illiquid before or after purchase due to issuer bankruptcy, delisting, thin or no trading, SEC guidance, or similar factors (other securities) may be determined to be liquid for purposes of complying with SEC limitations applicable to each Fund’s investments in illiquid securities. In determining the liquidity of municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and other securities the Manager will, pursuant to the Board Adopted Liquidity Procedures, among other things, consider the following factors established by the Board of

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Trustees: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally  guaranteeing performance on) the put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider’s outstanding debt and financial statements and general economic conditions.

Adjustable-Rate Securities

Each Fund’s assets may be invested in adjustable-rate securities. Similar to variable-rate demand notes, the interest rate on such securities is adjusted periodically to reflect current market conditions. Generally, the security’s yield is based on a U.S. dollar-based interest rate benchmark such as the London Interbank Offered Rate or the SIFMA Municipal Swap Index Yield. These interest rates are adjusted at a given time, such as weekly or monthly or upon change in the interest rate benchmark. The yields are closely correlated to changes in money market interest rates. However, these securities do not offer the right to sell the security at face value prior to maturity.

Variable-Rate and Floating-Rate Securities

Each Fund may invest in variable-rate and floating-rate securities, which bear interest at rates that are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held. Because the interest rates of variable-rate and floating-rate securities are periodically adjusted to reflect current market rates, the market value of the variable-rate and floating-rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates. The market value of variable-rate and floating-rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Variable-Rate Demand Notes

Each Fund’s assets may be invested in tax-exempt securities, which provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

In the case of the New York Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

Zero Coupon Bonds

Each Fund’s assets may be invested in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

Synthetic Instruments

Each Fund’s assets may be invested in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its

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terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or if interest on the underlying bond loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund’s holding an instrument for a longer period of time than originally anticipated.

Put Bonds

Each Fund may invest in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the New York Bond Fund, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the New York Money Market Fund is determined as stated under Variable Rate Demand Notes.

Lending of Securities

Each Fund may lend its securities in accordance with a lending policy that has been authorized by the Trust’s Board of Trustees and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Fund in an amount at least equal to the fair value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3 % of the value of a Fund’s total assets. The Fund may terminate a loan at any time.

Repurchase Agreements

Each Fund may invest up to 5% of its total assets in repurchase agreements. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation to the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund’s custodian or special “tri-party” custodian until repurchased. If the seller defaults and the value of the underlying security declines, a Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. The interest from repurchase agreements will not qualify as tax-exempt income when distributed by a Fund.

When-Issued or Delayed-Delivery Securities

Each Fund may invest in new issues of tax-exempt securities offered on a when-issued or delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

Tax-exempt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way as other debt securities held in a Fund’s portfolio; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public’s perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that a Fund will be able to meet its obligation to pay for the when-issued or delayed-delivery securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued or delayed-

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delivery commitments. The segregated securities are valued at market, and any necessary adjustments are made to keep the value of the cash and/or segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date of the when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Trust’s payment obligations).

Municipal Lease Obligations

Each Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality’s taxing power is pledged, although the lease obligation is ordinarily backed by the municipality’s covenant to budget for the payments due under the lease obligation.

Certain lease obligations contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor, (2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

Securities of Other Investment Companies

Each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 NAV per share, i.e., “money market” funds. In addition, the New York Bond Fund may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. Each Fund’s investments in securities issued by other investment companies is subject to statutory limitations prescribed by the 1940 Act.

Derivatives

The New York Bond Fund may buy and sell certain types of derivatives, such as inverse floating rate securities, futures contracts, options on futures contracts, and swaps (each as described below) under circumstances in which such instruments are expected by the Manager to aid in achieving the Fund’s investment objective. A Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

Derivatives, such as futures contracts, options on futures contracts, and swaps enable a Fund to take both “short” positions (positions which anticipate a decline in the market value of a particular asset or index) and “long” positions (positions which anticipate an increase in the market value of a particular asset or index). A Fund may also use strategies, which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

The Manager may enter into derivative positions for a Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect a Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or “anticipatory” hedge). Non-hedging strategies include strategies designed to produce incremental income or “speculative” strategies, which are undertaken to equitize the cash or cash equivalent portion of a Fund’s portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

Inverse Floating Rate Securities

We may invest up to 10% of the New York Bond Fund’s net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). In creating such a security, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically seven days or less. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of which is

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calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for the securities’ price volatility.

Futures Contracts

The New York Bond Fund may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Trust’s custodian or the futures commission merchant effecting the futures transaction an amount of “initial margin” in cash or securities, as permitted under applicable regulatory policies.

Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called “maintenance or variation margin”) to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as “marking to market.” For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will terminate the Fund’s position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

Cover

Transactions using certain derivative instruments expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with S EC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover in accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options on Futures Contracts

The New York Bond Fund may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Limitations and Risks of Options on Futures and Futures Activity

As noted above, the New York Bond Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund’s ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options on futures.

Non-hedging strategies typically involve special risks. The profitability of the Fund’s non-hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets.

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Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options on futures may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist on futures for any particular futures contract or option on futures at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund’s ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Management of the Trust has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.

Swap Arrangements

The New York Bond Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap, the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap, the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

The New York Bond Fund may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

Most swaps entered into by the Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having a daily NAV equal to any excess of the Fund’s accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund’s obligations. Collateral is treated as illiquid.

These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund’s portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

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Tax Exempt Liquidity Protected Preferred Shares

Each Fund’s assets may be invested in tax-exempt liquidity protected preferred shares (or similar securities).  Liquidity protected preferred shares (LPP shares) are generally designed to pay dividends that reset on or about every seven days in a remarketing process.  Under this process, the holder of an LPP share generally may elect to tender the share or hold the share for the next dividend period by notifying the remarketing agent in connection with the remarketing for that dividend period.  If the holder does not make an election, the holder will continue to hold the share for the subsequent dividend period at the applicable dividend rate determined in the remarketing process for that period.  LPP shares possess an unconditional obligation from a liquidity provider (typically a high-quality bank) to purchase, at a price equal to the par amount of the LPP shares plus accrued dividends, all LPP shares that are subject to sale and not remarketed.

The applicable dividend rate for each dividend period typically will be the dividend rate per year that the remarketing agent determines to be the lowest rate that will enable it to remarket on behalf of the holders thereof the LPP shares in such remarketing and tendered to it on the remarketing date.  If the remarketing agent is unable to remarket all LPP shares tendered to it and the liquidity provider is required to purchase the shares, the applicable dividend rate may be different.  The maturity of LPP shares will be deemed to be the date on which the underlying principal amount may be recovered or the next dividend rate adjustment date consistent with applicable regulatory requirements.  LPP shares generally are issued by registered and unregistered pooled investment vehicles that use the proceeds to purchase medium- and long-term investments to seek higher yields and for other purposes.

LPP shares are subject to certain risks, including the following. Since mid-February 2008, existing markets for remarketed and auction preferred and debt securities generally have become illiquid and many investors have not been able to sell their securities through the regular remarketing or auction process.  Although LPP shares provide liquidity protection through the liquidity provider, it is uncertain, particularly in the near term, whether there will be a revival of investor interest in purchasing securities sold through remarketings. There is also no assurance that the liquidity provider will be able to fulfill its obligation to purchase LPP shares subject to sell orders in remarketings that are not otherwise purchased because of insufficient clearing bids. If there are insufficient clearing bids in a remarketing and the liquidity provider is unable to meet its obligations to purchase the shares, the Fund may not be able to sell some or all of the LPP shares it holds. In addition, there is no assurance that the issuer of the LPP shares will be able to renew the agreement with the liquidity provider when its term has expired or that it will be able to enter into a comparable agreement with another suitable liquidity provider if such event occurs or if the liquidity agreement between the issuer and the liquidity provider is otherwise terminated.

Because of the nature of the market for LPP shares, the fund may receive less than the price it paid for the shares if it sells them outside of a remarketing, especially during periods when remarketing does not attract sufficient clearing bids or liquidity in remarketings is impaired and/or when market interest rates are rising.  Furthermore, there can be no assurance that a secondary market will exist for LPP shares or that the Fund will be able to sell the shares it holds outside of the remarketings conducted by the designated remarketing agent at any given time.

A rating agency could downgrade the ratings of LPP shares held by the fund or securities issued by the liquidity provider, which could adversely affect the liquidity or value in the secondary market of the LPP shares.  It is also possible that an issuer of LPP shares may not earn sufficient income from its investments to pay dividends on the LPP shares.  In addition, it is possible that the value of the issuer’s investment portfolio will decline due to, among other things, increases in long-term interest rates, downgrades or defaults on investments it holds and other market events, which would reduce the assets available to meet its obligations to holders of its LPP shares.  In this connection, many issuers of LPP shares invest in non-investment grade bonds, also known as “junk” bonds.  These securities are predominantly speculative because of the credit risk of their issuers.  While offering a greater potential opportunity for capital appreciation and higher yields, non-investment grade bonds typically entail greater potential price volatility and may be less liquid than higher-rated securities. Issuers of non-investment grade bonds are more likely to default on their payments of interest and principal owed, and such defaults will reduce the value of the securities they issue. The prices of these lower rated obligations are more sensitive to negative developments than higher rated securities.  Adverse business conditions, such as a decline in the issuer’s revenues or an economic downturn, generally lead to a higher non-payment rate.  In addition, a security may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates.

In addition, LPP shares are a new type of investment, the terms of which may change in the future in response to regulatory or market developments. LPP shares currently are issued in reliance on guidance provided by the SEC and the IRS.  It is possible that the SEC and the IRS could issue new guidance or rules that supersede and nullify all or a portion of this guidance. If this happens, investors may not be able to rely on the current guidance applicable to LPP shares, which could adversely impact the value and liquidity of the Fund’s investment in LLP shares, the tax treatment of investments in LPP shares, or the ability of the Fund to invest in LPP shares.

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INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust for each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund’s outstanding voting securities. The investment restrictions of one Fund may be changed without affecting those of the other Fund.

Under the restrictions, each Fund:

(1)	may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable relief.

(2)
may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

(3)	may not issue senior securities, except as permitted under the 1940 Act.

(4)
may not underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

(5)	may make loans only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

(6)
may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the New Bond York Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

(7)	may not purchase or sell real estate, but this shall not prevent investments in tax-exempt securities secured by real estate or interests therein.

Additionally, during normal market conditions, at least 80% of each Fund’s annual income will be excludable from gross income for federal income tax purposes and the shares will also be exempt from the New York State and City personal income taxes; at least 80% of each Fund’s net assets will consist of New York tax-exempt securities.

Additional Restriction

The following restriction is not considered to be a fundamental policy of the Funds. The Board of Trustees may change this additional restriction without notice to or approval by the shareholders.

Neither Fund will invest more than 15% (5% with respect to the New York Money Market Fund) of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

SPECIAL RISK CONSIDERATIONS

Special Considerations Relating to New York Municipal Obligations.  A Fund will have considerable investments in New York Municipal Obligations.  Accordingly, a Fund is more susceptible to certain factors which could adversely affect issuers of New York Municipal Obligations than a fund which does not have as great a concentration in New York Municipal Obligations.  The ability of issuers to pay interest on, and repay principal of, New York Municipal Obligations may be affected by: (1) amendments to the New York State Constitution and other statutes that limit the taxing and spending authority of New York government entities; (2) the general financial and economic profile as well as the political climate of the State of New York, its public authorities and political subdivisions; and (3) a change in New York laws and regulations or subsequent court decisions that may affect, directly or indirectly, New York Municipal Obligations.  A Fund’s yield and share price are sensitive to these factors as one or more of such factors could undermine New York issuers’ efforts to borrow, inhibit secondary market liquidity, erode credit ratings and affect New York issuers’ ability to pay interest on, and repay principal of, New York Municipal Obligations.  Furthermore, it should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State of New York (“State”) and the City of New York (“City”), and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

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Summarized below are important financial concerns relating to a Fund’s investments in New York Municipal Obligations. This section is not intended to be an entirely comprehensive description of all risks involved in investing in New York Municipal Obligations. The information contained in this section is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State and the City.  It should be noted that the information recorded here is based primarily on the economic and budget forecasts found in certain 2009 and 2010 publications issued by the State, the City and the Metropolitan Transportation Authority (“MTA”) that were published prior to the date of this SAI.  The accuracy and completeness of the information in those reports have not been independently verified.  Moreover, since the time of those publications subsequent events may have altered the economic and budget predictions found in those publications.  This is especially true with respect to the disclosure below regarding the State budget and economic projections because the State has not yet adopted a budget for fiscal year 2010-11.  Each year the State will typically enact a budget by the start of the April 1 fiscal year.  After the enactment of a budget, generally in May of each fiscal year, the State will issue an Annual Information Statement (“AIS”) that summarizes the material terms of the enacted budget and contains relevant disclosures and projections regarding the budget and the economy.  The AIS is usually updated on a quarterly basis and may be supplemented as necessary to disclose developments that occur in between quarterly updates.  However, as of the date of this SAI, an annual budget for fiscal year 2010-11 has not been adopted and, thus, the last AIS released by the State was in May 2009 (the “May 2009 AIS”), as subsequently updated and supplemented by quarterly updates and other supplements (collectively, the “Supplements”).  As a result, a substantial portion of the budget and economic related information contained in this SAI regarding the State comes from the May 2009 AIS and the Supplements thereto.  Therefore, unless specified otherwise, the projections, estimates and outlook concerning the State budget and economy included in this SAI for fiscal year 2010-11 and beyond should be assumed to be based, for the most part, on the May 2009 AIS and the Supplements thereto.  Accordingly, it is likely that much of such information will be significantly modified after an annual budget for fiscal year 2010-11 is enacted and a new AIS is released.

In addition, it is important to note that many of the dollar amounts referenced in this section have been truncated to one digit after the decimal and rounded up or down to the appropriate dollar denomination.  Because such dollar amounts generally reference large sums of money (e.g., millions or billions of dollars), the truncation and/or rounding of such dollar amounts may significantly differ from the untruncated and unrounded dollar amounts.

State Economy. The State has a varied economy with a comparatively large share of the nation’s financial activities, and information, education and health services employment, but a very small share of the nation’s farming and mining activity.  The State has the third largest population in the nation, and its residents have a relatively high level of personal wealth.  Its location, airport facilities and natural harbors have made it a vital link in international commerce, and tourism comprises a significant part of the economy.  The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected during a recession that is concentrated in the services sector. The City, which is the most populous city in the nation and the center of the nation’s largest metropolitan area, accounts for a large portion of the State’s population and personal income.

The emerging consensus is that the longest and most severe recession in the U.S. since 1930 concluded in the middle of 2009, with the national economy expanding 5.7 percent in the fourth quarter of 2009.  Since then, the nation’s real Gross Domestic Product (“GDP”) has increased strongly as a result of heavy inventory restocking.  Indeed real GDP grew by an average of 3.9 percent in the second half of 2009 after declining by an average of 2.4 percent since the beginning of 2008.  Conversely, real income and spending growth remain slow.  Accordingly, the economic recovery is projected to be muted, with real GDP growing 2.9 percent in 2010, and mildly increasing to 3.7 percent before settling to approximately 3.0 percent in 2013.  One of the bright spots of the U.S. economy is corporate profits which are expected to increase 12.7 percent during 2010, on the heels of a 5.1 percent decrease in 2009.  Nonetheless, a weak economic recovery is expected for a number of reasons, including slow labor markets, inflation and low real consumer spending.  The labor market appears to be responding very slowly to the improvement in the economy.  The national unemployment rate climbed to 9.3 percent in 2009.  In 2009, private sector jobs in the U.S. dropped by 5.2 percent, while total nonfarm jobs (including government) dropped by 4.3 percent.  Not until March 2010 was there a significant gain in U.S. employment, and employment growth is expected to increase by the start of 2011 in almost all sectors.  Notwithstanding the projection of 1.7 percent and 2.8 percent growth in total employment in 2011 and 2012, respectively, the pre-recession employment high is not anticipated to be attained again until 2013.  The State’s Division of the Budget (“DOB”) also expects wages to grow 4.1 percent in 2010, after a 3.3 percent decrease in 2009, the country’s fist annual decline in wages since 1954.  Inflation, measured by the change in the consumer price index, is projected to increase to 2.2 percent in 2010, after a decrease in consumer prices of 0.3 percent for 2009.  Household spending continues to be limited by the huge loss of net worth and slow growth in labor income.  Indeed, as home prices remain down approximately 30 percent from their peak, households have lost over $7 trillion in real estate wealth.  Moreover, credit conditions continue to be prohibitive, with outstanding debt falling to a new low in February 2010.

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Consequently, real consumer spending is expected to grow by only 2.4 percent in 2010, and average 2.7 percent in the subsequent two years.

With New York as the world’s financial capital, the effect of the recent financial crisis on the State economy has been severe.  The unemployment rate in the State increased to 8.4 percent in 2009, which was the highest annual rate in the State since 1992.  In addition, State wages are projected to have decreased 7.0 percent in 2009, compared with a decrease of 3.3 percent for the country as a whole.  The projected decline in wages for 2009 is the largest in the history of the Quarterly Census of Employment and Wages data, and is due in significant part to the 50.9 percent decrease in finance and insurance sector bonuses projected for the first quarter of 2009, as compared to the same quarter of 2008.  Moreover, the effect of the financial crisis on employment levels in the finance and insurance sector has been severe.  The finance and insurance sector is projected to experience the largest employment decrease of any economic sector in 2010 at 3.1 percent, after last year’s 6.2 percent reduction.  This sector is projected to lose in excess of 60,000 jobs in total from the start of the recession, which is more than the losses that coincided with the September 11, 2001 attacks.

The State’s economy entered the current recession about eight months after the rest of the nation and, consequently, is behind the nation in emerging from the recession.  Nonetheless there are early signs that the State is poised for economic recovery, and the State economy is projected to return to modest economic growth in the second half of 2010.  Thus, following declines of 2.7 percent and 3.4 percent in total and private sector State employment for 2009, DOB expects decreases of 0.6 percent and 0.9 percent, respectively, in 2010.  Following the unprecedented 7.0 percent decline in State wages for 2009, the projection for 2010 indicates an increase of 3.5 percent.  It is currently anticipated that bonus and non-bonus wages will both contribute to this growth.  In 2010, capital gains realizations are projected to rise by 58.7 percent due in large part to the expected increase in the gains tax rate at year end, as well as stabilizing economic conditions. This should be contrasted with a projected decline of capital gains realizations of 35.1 percent in 2009, after a 52.6 percent decrease in 2008.

There can be no assurance that the State economy will not experience worse-than-predicted results in the 2010-11 fiscal year (April 1, 2010 through March 31, 2011) or subsequent fiscal years, with corresponding material and adverse effects on the State’s projections of receipts and disbursements.

In fact, there are significant risks to DOB’s economic forecast.  The credit crisis and equity market volatility pose a significant degree of uncertainty for the State, as the country’s financial nexus.  Although the credit markets have improved significantly since the beginning of 2009, the quality of bank assets throughout the global financial system remains uncertain.  A negative credit market shock could lead to a major setback to recoveries around the world.  In addition, there is much uncertainty regarding the effects of the large amount of sovereign debt taken on by governments, including the United States, to hasten the economic recovery.  State wages and the economic activity produced by the spending of such wages could be less than projected if political pressures force financial sector firms to reduce the cash portion of bonuses more than expected.  In addition, impending financial regulatory reform will likely increase the cost of business for financial services companies.  If the labor market fails to recover as expected, household spending could falter.  Similarly, taxable capital gains realizations could be negatively affected if the State’s commercial real estate market weakens more than projected.  These effects would weaken the State economy, suppressing both employment and wage growth.  On the other hand, more substantial national and global economic growth, or a more substantial increase in stock prices, together with even greater activity in mergers and acquisitions and other Wall Street transactions, could result in greater wage and bonuses increases than expected.  Lower energy prices and inflation than expected would also have a positive effect on the economy by giving households more purchasing power.  Lastly, the economic recovery could advance at a faster pace than is set forth in DOB’s forecast should the U.S. Congress enact more stimulus spending than currently enacted under the federal stimulus package passed in February 2009.

State Budget.  Each year, the Governor is required to provide the State Legislature with a balanced executive budget (the “Executive Budget”) which constitutes the proposed State financial plan for the ensuing fiscal year.  The Executive Budget is required to be balanced on a cash basis and that is the primary focus of DOB in preparing the financial plan for the State. State finance law also requires the State financial plan to be reported using generally accepted accounting principles (“GAAP”), in accordance with standards and regulations set forth by the Governmental Accounting Standards Board (“GASB”).  As such, the State reports its financial results on both the cash accounting basis, showing receipts and disbursements, and the GAAP modified accrual basis, showing revenues and expenditures.  The State financial results, as described below, are calculated on a cash accounting basis.  The GAAP projections for the State’s budget can be obtained from DOB.  The State’s fiscal year for 2009-10 ended on March 31, 2010.  (The State’s fiscal year for 2010-11 will run from April 1, 2010 to March 31, 2011.)

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On March 17, 2010, the State Legislature enacted the debt service appropriation bill, which includes appropriations for all existing and planned State-supported, contingent-contractual, and other debt obligations for the 2010-11 fiscal year, which started on April 1, 2010.  However, the Legislature has not yet enacted the remainder of the annual budget for 2010-11.  In the absence of an adopted State budget for the 2010-2011 fiscal year, interim appropriation bills have been enacted weekly to allow for the payment of certain personal service costs, certain grants to local governments, and other items deemed necessary for legal or contractual reasons.  The interim appropriation bills are in limited scope, and are intended to assist the State in maintaining its cash position.  DOB anticipates that, as in past years when the State has not adopted a budget by April 1, the Governor will continue to submit, and the Legislature will continue to approve, interim appropriation bills to permit governmental operations to continue until a complete annual budget for fiscal year 2010-11 is adopted.  There can be no assurance, however, that the Legislature will continue to approve interim appropriation bills.  DOB anticipates that the Governor will propose budgetary measures to achieve annual savings in fiscal year 2010-11 in subsequent interim appropriation bills and as stand-alone legislative proposals until the State budget is adopted.  However, there is no assurance that such gap-closing measures will be approved by the Legislature or will achieve the levels of savings anticipated in the Updated Financial Plan (as defined below in the “General Fund Out-Year Projections of Receipts and Disbursements” section of this SAI).  Any unrecoverable savings will need to be financed by other gap-closing measures in the adopted budget.

As of May 12, 2010, based on the analysis of preliminary, unaudited results for fiscal year 2009-10, DOB projects that the size of the 2009-10 budget shortfall contributing to the 2010-11 budget gap increased to approximately $1.6 billion, or $160 million more than the $1.4 billion shortfall projected in the Updated Financial Plan (as defined below in the “General Fund Out-Year Projections of Receipts and Disbursements” section of this SAI).  The increase in the shortfall was due to less than anticipated receipts in March 2010 from a tax penalty forgiveness program ($215 million) that was implemented as part of a mid-year deficit reduction plan for 2009-10, offset by positive forecast revisions due to year-end results ($55 million over two years).  Consequently, to carry the budget shortfall across the fiscal years, DOB caused the deferral of a planned payment to school districts ($2.1 billion) as well as certain tax refunds ($500 million) that were scheduled to be paid in 2009-10 but, by statute, were not due until June 1, 2010.  As a result of this DOB action, the total amount of the deferrals surpassed the level of the budget shortfall in fiscal year 2009-10, which had the effect of increasing the closing balance in the General Fund for fiscal year 2009-10 to $2.3 billion, or $929 million higher than the $1.4 billion closing balance estimated in the Updated Financial Plan and up from an opening balance of $1.9 billion.  The increased closing balance, however, was solely the result of the cash management actions mentioned above and did not represent an improvement in the State’s financial operations. Although the State ultimately paid the $500 million in deferred tax refunds in April 2010, the school aid deferred from 2009-10 had not been paid as of May 12, 2010.  (See important disclosure regarding closure of the projected budget gaps in the “General Fund Out-Year Projections of Receipts and Disbursements,”“Special Considerations: Cash Position” and “Other Special Considerations” sections of this SAI.)

As of February 2010, total General Fund receipts and transfers from other funds are estimated to be approximately $52.7 billion recorded in 2009-10, a decrease of $1.1 billion or 2.0 percent from 2008-2009 actual results, and are projected to be $54.8 billion in 2010-2011, a projected increase of $2.1 billion or 4.0 percent from 2009-2010 estimated results.  Total General Fund disbursements, including transfers to other funds, are projected to be $53.3 billion for 2009-10 and $54.3 billion for 2010-11.  However, if the State, like many municipal issuers during the current credit crisis, cannot sell bonds at the levels (or on the timetable) expected, the State could experience significantly increased costs in the General Fund, which would result in less liquidity in the current fiscal year.  State Operating Funds spending, which includes the General Fund, State-financed special revenue funds and debt service, but excludes federal operating aid and capital spending, is projected to total $80.2 billion in 2010-11.  General Fund disbursements are projected to increase by $981 million for fiscal year 2010-11 from the amount of service levels previously provided.

According to the Financial Plan, all Government Funds receipts in 2010-11 are expected to reach $135.7 billion, an increase of $4.6 billion, or 3.5 percent from 2009-10 estimates. All Government Funds spending, the broadest measure of State spending that includes State Operating Funds, capital spending and federal grants is projected to total $136.1 billion in 2010-11, an increase of $3.0 billion or 0.9 percent from 2009-10 (adjusted to exclude the impact of $880 million in potential payment deferrals from fiscal year 2009-10 into 2010-11).

General Fund Out-Year Projections of Receipts and Disbursements. On January 19, 2010, the Governor presented his 2010-11 Executive Budget Financial Plan (the “Initial Financial Plan”) to the Legislature, which reflected recommendations to eliminate a General Fund budget gap in 2010-11 estimated at the time to be approximately $7.4 billion.  The budget gap included an estimated budget shortfall of $500 million in 2009-10 that was projected to be carried forward into 2010-11.  The $7.4 billion budget gap for 2010-11 estimated in the Initial Financial Plan assumed the successful implementation of a deficit reduction plan

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 (“DRP”) approved on December 2, 2009.  On February 9, 2010, the Governor submitted to the Legislature amendments to the Initial Financial Plan (the “Updated Financial Plan,” and together with the Initial Financial Plan, the “Financial Plan”).  The Updated Financial Plan reflects the (i) impact of the Governor’s amendments and (ii) substantive forecast modifications to the multi-year projections of receipts and disbursements that were contained in the Initial Financial Plan, based on information through January 2010.  As of the date of this SAI, however, the Legislature has not adopted an annual budget for fiscal year 2010-11.

Since the submission of the Updated Financial Plan, DOB projects, as of May 12, 2010, that the projected budget gap that must be addressed in 2010-11 increased by approximately $1 billion to $9.2 billion.  The increase in the projected budget gap reflects the impact of (i) the consensus revenue forecast for the economy and estimates of receipts for fiscal years 2009-10 and 2010-11, dated March 1, 2010 (the “Consensus Forecast”), and (ii) a $160 million increase in the budget shortfall for 2009-10 that was carried forward into 2010-11, from the more than the $1.4 billion shortfall estimated in the Updated Financial Plan.  The Executive and Legislature issued the Consensus Forecast, as required by State law, which concluded that tax receipts in the 2010-11 fiscal year would be about $850 million less than the levels projected in the Updated Financial Plan.

The Updated Financial Plan identified additional gap-closing resources and actions to fully eliminate the 2010-11 General Fund gap estimated at that time (including the 2009-10 budget shortfall to be carried forward into 2010-11) and maintain a balanced Executive Budget proposal, as required by law.  The gap- closing plan continues to assume that the federal government will extend, for 6 months, the temporary increase in the Federal Medical Assistance Percentage (“FMAP”) initially authorized in the American Recovery and Reinvestment Act (“ARRA”).  DOB has reduced the estimated FMAP benefit in fiscal year 2010-11 by approximately $300 million, however, based on current proposals in Congress and other information.  This projected reduction is partly offset by expected additional federal reimbursement of $204 million in fiscal year 2010-11 related to the Medicare Part D program, causing a net loss in recommended savings of $96 million.

To maintain a balanced Financial Plan, on April 26, 2010 the Governor proposed an additional $620 million in gap-closing actions for legislative consideration.  The gap-closing actions consisted of reductions to existing programs, new revenues and other resources.  As of May 12, 2010, the total gap-closing plan proposed by the Governor totals $9.2 billion, which is consistent with the updated budget gap projected for 2010-11.

There are three general categories of 2010-11 gap-closing actions: (1) actions that decrease the General Fund’s current-services spending on a recurring basis (i.e., spending control); (2) actions that grow revenues on a recurring basis (i.e., revenue actions); and (3) transactions that grow revenues or decrease spending in 2010-11, but that cannot be relied on going forward (i.e., non-recurring resources).

The combined four-year gap projected for fiscal years 2010-11 through 2013-14 totals $30 billion.  Specifically, in 2010-11, General Fund operations would be balanced, with resulting budget gaps of $6 billion in 2011-12, $11 billion in 2012-13, and $13 billion in 2013-14.  This budget gap remains relatively high by historical standards even after the substantial reductions recommended in the gap-closing plan.  In addition, it cannot be certain that the 2010-11 annual budget whenever adopted will not materially increase the future budget gaps that must be addressed.

The current anticipated budget gaps are significantly affected by the projected end of extraordinary federal stimulus aid for Medicaid, education and other governmental purposes.  However, the primary contributor to the State’s long-term projected budget gaps is sustained growth in spending commitments in major programs and activities over the four-year Financial Plan period.  The State-financed portion of the budget has increased at a greater pace than both personal income and inflation over the past ten years, and it is projected to continue to increase over the next four years in the absence of measures to control spending.  From fiscal year 2009-10 through fiscal year 2013-14, General Fund spending is projected to grow at an average annual rate of approximately 7.6 percent, excluding the anticipated deferral of $880 million in planned disbursements from 2009-10 to 2010-11.  General Fund spending for the same period increases at approximately 5.1 percent (on a compound annual basis) when federal stimulus-related effects are excluded, which temporarily suppressed General Fund costs from 2009 through 2010-11.  State Operating Funds disbursements, which include activity in State special revenue funds and debt service funds and the General Fund, are estimated to increase at approximately 7.6 percent annually through 2013-14, before taking into account the impact of the gap-closing plan.  The gap-closing plan would reduce the growth rate of State Operating Funds disbursements on an annual basis to approximately 6.2 percent.  On the other hand, State tax receipts growth during the plan period is projected to range from 1.3 percent to 4.8 percent.  The State is working to develop a plan to eliminate this structural imbalance within four years and to develop and evaluate options to help bring the long-term growth in spending in line with receipts.

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Future budget gaps are subject to substantial revision as additional information becomes available about the national and State economies, financial sector activity, entitlement spending social service caseloads, federal budget changes, and State reimbursement obligations that are driven by local government activity. Key factors include: end-of-year business tax collections; calendar year economic results; year-end financial sector bonus income data; any major changes to federal aid programs; and settling of unsettled labor disputes.

Special Considerations. Cash Position.  The cash position of the State remains a significant concern.  The Updated Financial Plan projected that the General Fund would end June 2010 with a negative cash balance of $777 million.  The June 2010 closing balance in All Governmental Funds (which includes the General Fund and funds specified for dedicated purposes, as well as federal funds and capital projects funds, is the most comprehensive view of the State’s financial operations) was projected to be $1.2 billion.  The Updated Financial Plan projected that the State would need to manage a very tight cash position during the first half of fiscal year 2010-11 until the substantial savings recommended in the Updated Financial Plan started to supply relief.  The Updated Financial Plan, however, projected that the State’s Short-Term Investment Pool (“STIP”) would generally have balances available to allow the State to satisfy payments as they came due.

However, the revenue revisions in connection with the Consensus Forecast, the effect of the State’s ongoing budget impasse, and the uncertainties surrounding the timing and content of an annual budget are anticipated to further harm the State’s cash position and grow the need for more extensive cash management actions.  As of May 12, 2010, DOB projected that, without further cash management actions, the State would not have sufficient cash available to make all the local assistance payments that were due on or about June 1, 2010, the greatest of which is State aid to public schools.  Furthermore, DOB expected that State payments scheduled for June 1, 2010 may surpass available funds, including STIP, by about $1 billion.  In addition, the enactment of a budget for fiscal year 2010-11 was not anticipated to materially improve the State’s cash situation in early June 2010 as a result of the timetable for implementing any approved gap-closing measures.  DOB expected that the cash situation would improve temporarily towards the end of the month, based on the projected timing of tax collections.  Furthermore, DOB expected that after June 2010, the State would continue to experience substantial intermittent cash-flow difficulties, especially during the months of September and December 2010.  It is worth noting, however, that the projection of daily cash needs for the coming months is subject to considerable variability and may be significantly affected by, among other things, actual receipts collections, the content of interim appropriation bills and the content of an annual budget agreement.

As of May 12, 2010, DOB anticipated taking one or more of the following cash management actions in response to the cash situation to maintain adequate operating margins: (1) recommend that payment dates for certain local assistance payments, including school aid, be amended to better match tax receipt flow, (2) additionally limit the scope of interim appropriations to the level supportable by projections of available funds, or (3) limit payments as needed utilizing the budget director’s certificate authority to provide for the orderly operation of government.  As of May 12, 2010, DOB expected that if such actions were implemented, they would likely be sufficient to allow the State to make substantially all the payments due in June 2010 by the end of the month.

The State continues to reserve cash to make debt service payments through August 2010 that are financed with General Fund resources, while portions of debt service payments coming due during this period have already been deposited with the respective trustees.  DOB anticipates continuing this practice notwithstanding the State’s cash position.  The State continues to set aside sufficient cash to pay debt service on bonds secured by dedicated receipts, including State PIT Revenue Bonds (as defined in the “Debt Limits, Ratings and Outstanding Debt” section of this SAI), as required by law and applicable bond covenants.

The ability of the State to issue general obligation tax and revenue anticipation notes to address cash flow issues is limited by State law and bond covenants contained in the New York Local Government Assistance Corporation (“LGAC”) bond resolutions.  LGAC eliminated annual general obligation borrowing by the State for cash-flow (“seasonal”) purposes, except under circumstances where the Governor and the legislative leaders (i) certify the need for further seasonal borrowing based on emergency or extraordinary factors, or factors not anticipated at the time of adoption of the budget, and (ii) provide a schedule for phasing out such borrowing over time. Pursuant to the LGAC statute and bond covenants, any general obligation seasonal borrowing is required to be phased out by the fourth fiscal year after the limit was initially surpassed.  Aside from the LGAC provisions, unless the State has adopted a balanced budget for the fiscal year, general obligation tax and revenue anticipation notes for seasonal purposes may not be issued.  A statutory amendment to Section 67-b(3) of the State Finance Law would also be necessary to permit the issuance of short-term cash flow notes, because under the Debt Reform Act of 2000 (“Debt Reform Act”), State debt may only be issued for capital purposes.

Other Special Considerations.  In addition to the special considerations described above with respect to the cash position of the State, there are many  complex political, social and economic forces influence the State’s economy and finances, which may in turn

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affect the Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State’s control. The Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. Some of the variables that could affect economic forecasts include consumer attitudes toward spending, the extent of corporate and governmental restructuring, the conditions of the financial sector, federal fiscal and monetary policies, interest rates, and the condition of the world economy.  Thus, there can be no assurance that the State's actual results will not differ materially and adversely from the current forecast. For additional disclosure on the economic risks, please see the discussion above in the State Economy subsection of this Special Risks Considerations portion of the SAI.

An underlying risk to the State’s Financial Plan also includes an adverse outcome to certain litigation and federal disallowances now pending against the state which could have negative repercussions on the State’s projections of receipts and disbursements. As of February 2010, the State projected that at the close of 2010-11, balances in the State’s principal reserves to guard against unforeseen contingencies will total $1.4 billion.  The $1.4 billion of undesignated reserves includes a balance of $1 billion in the Tax Stabilization Reserve Fund, $175 million in a Rainy Day Reserve Fund, $21 million in the Contingency Reserve Fund for litigation risks and $73 million reserved for debt reduction.  Furthermore, the State expected approximately $485 million in additional General Fund resources to be available to cover fiscal uncertainties if (a) the Executive Budget is enacted in its entirety and (b) Congress were to approve a six month extension for FMAP at the levels expected in the Updated Financial Plan.  Aside from the amounts noted above, the Financial Plan does not set aside specific reserves to cover unforeseen potential costs that could materialize as a result of litigation, federal disallowances or other federal actions that could adversely affect the State’s projections of receipts and disbursements.  Some of those considerations are discussed further below.  With respect to pending litigation against the State please see below for the section of this SAI entitled “Litigation.”

The Financial Plan forecast also contains specific transaction risks and other uncertainties including, but not limited to, the receipt of certain payments from public authorities; the receipt of miscellaneous revenues at the levels projected in the Financial Plan; and the success of cost-saving measures including, but not limited to, administrative savings in State agencies, including workforce management initiatives, and the transfer of available fund balances to the General Fund at the levels currently anticipated.

One of the impending large risks to the economic forecast involves the repayment of, the curtailment in funding from, and/or potential federal disallowance of, various Medicaid reimbursements.  As of November 2009, the State estimated that if some of these federal disallowances come to fruition, the result would be a decrease in federal aid to the State of some $2.4 billion -- $1.7 billion associated with limiting public provider reimbursement to cost and $700 million stemming from the graduate medical education regulation and rehabilitation services regulation.  Such reductions would affect many State services and programs including hospitals, clinics, nursing homes, mental hygiene services, Early Intervention Programs and schools.

As of February 15, 2009, the Financial Plan does not include estimates of the costs or savings, if any, that may occur due to the federal government’s approval of comprehensive changes to the country’s health-care financing system.  DOB anticipates providing a more thorough assessment of the situation as events warrant.

The Financial Plan assumes that the federal government will approve a six-month extension (January 1, 2011 through June 30, 2011) of the higher FMAP authorized in ARRA.    Under the ARRA, the higher FMAP for eligible Medicaid expenditures presently in effect would expire on December 31, 2010.  DOB projects that, if approved, the extension of higher FMAP through June 30, 2011 would provide approximately $800 million in Financial Plan savings in both the 2010-11 and 2011-12 fiscal years, which would be a very significant new gap-closing resource for the State.  If the FMAP extension is not approved, or is approved at a decreased level, then additional gap-closing actions will be required by the State.

An additional risk is the potential cost of collective bargaining agreements and salary increases for judges, other elected officials and unions in 2009-10 and beyond.  The Updated Financial Plan includes the costs of a pattern settlement for all unsettled unions, the largest of which represents costs for fiscal years 2009-10 and 2010-11 for the New York State Correctional Officers and Police Benevolent Association.  There can be no guarantee that actual settlements will not surpass the amounts included in the Updated Financial Plan.  Furthermore, the current round of collective bargaining agreements expires at the end of 2010-11.  The Financial Plan does not include any costs for potential wage increases beyond that time.

Debt outstanding and debt service costs over the course of the Financial Plan period are projected to remain below the limits prescribed by the Debt Reform Act based on the updated forecasts in the Updated Financial Plan.  The available room under the debt outstanding cap is expected to decrease, however, from 0.68 percent ($6.2 billion) in 2009-10 to only 0.12 percent ($1.2 billion) in 2012-13, a reduction of 80 percent or $5 billion.  To stay in compliance with the Debt Reform Act, the State may need to take steps to adjust capital spending and debt financing practices.

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The savings estimates in the Financial Plan assumed the enactment of a budget by April 1, 2010.  However, as of the date of this SAI, it is uncertain when an annual budget for fiscal year 2010-11 will be adopted.  As a result of the budget impasse, certain proposals that were expected to begin generating additional revenues or savings in April 2010, including those discussed above, have not yet been authorized.  DOB projected that the budget impasse has decreased the Financial Plan benefit of these proposals (most of which would increase revenues) by about $40 million to $50 million through May 10, 2010.  The cost of the budget impasse is anticipated to continue to grow without approval of gap-closing measures.  As a result, DOB anticipates that the Governor will include certain gap-closing measures proposed in the Financial Plan in interim appropriation bills and related legislation until the State Budget is adopted.  There can be no assurance, however, that such gap-closing measures will be approved by the Legislature or that such measures will produce savings at the levels expected in the Updated Financial Plan.  Any savings that cannot be recovered due to the budget impasse will have to be financed by other gap-closing measures agreed to in an adopted budget.

The fiscal health of the State is closely linked to the fiscal health of its localities, particularly the City, which has historically required significant financial assistance from the State.  The national and global financial crisis and stock market declines have yielded substantive credit pressure, although rating stability has been exhibited throughout these events.  The State’s disproportionate dependency upon the financial services sector exposes the State to volatility during the current period of financial market weakness.  Additionally, upstate municipalities do not necessarily benefit from strong financial market performance as do the City and surrounding areas and, therefore, economic improvement may not be uniform across the State.  Furthermore, if the global economies have slower growth than expected, demand for State goods and services would be lower than projected, which would again diminish employment and income growth relative to the forecast.

In addition, there can be no assurance that (i) receipts will not fall below current projections, requiring additional budget-balancing actions in the current year, and (ii) the gaps projected for future years will not increase materially from the projections set forth in the May 2009 AIS and the Supplement thereto.

The United States Congress often considers making changes to the Internal Revenue Code of 1986, as amended. Since the State uses federal taxable income as the starting point for calculating taxable income, such changes in federal law could adversely impact State tax revenues.

Recent State Fiscal Years. The State reports its financial results on both the cash accounting basis, showing receipts and disbursements and the generally accepted accounting principles (“GAAP”) modified accrual basis, showing revenues and expenditures.  Described below are the financial results for the State’s General Fund calculated on a cash basis.  The results recorded below for the 2008-09 fiscal year are unaudited. The General Fund is the State’s principal operating fund and is used to account for all financial transactions other than those required to be accounted for in another fund.  The General Fund receives most State taxes and other resources not dedicated to a particular purpose and it is the State’s largest single fund.  The cash accounting results for other State funds can be found in the Annual Information Statement.  The Comprehensive Annual Financial Reports, including the Basic Financial Statements, for prior fiscal years can be obtained from the Office of the State Comptroller (“OSC”), 110 State Street, Albany, NY 12236 or at the OSC website at www.osc.state.ny.us.

DOB reported that the State ended 2008-09 fiscal year on March 31, 2009 in balance on a cash basis. Total unaudited receipts, including transfers from other funds, were $53.8 billion. Unaudited disbursements, including transfers to other funds, totaled $54.6 billion. The General Fund ended the 2008-09 fiscal year with a closing cash fund balance of $1.9 billion, which included $175 million in the State’s Rainy Day Reserve Fund, $1.0 billion in the State’s Tax Stabilization Reserve Fund, $21 million in the Contingency Reserve Fund, and $145 million in the Community Projects Fund.

Debt Limits, Ratings and Outstanding Debt. The debt of the State and of certain public authorities (“Authorities”) consists of “State-supported debt” and “State-related debt.” State-supported debt is a subcategory of State-related debt.  State-supported debt includes: general obligation debt of the State to which the full faith and credit of the State has been pledged; and lease-purchase and contractual-obligations of public Authorities and municipalities where the State’s obligations to make payments to those public Authorities and municipalities to cover debt service on those instruments is dependent on annual appropriations made by the Legislature and not based upon general obligations of the State; (3) long-term obligations issued by the Local Government Assistance Corporation Program, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State’s annual seasonal borrowing; and (4) State Personal Income Tax (“PIT”) Revenue Bond Financing (“State PIT Revenue Bonds”), which is issued by certain State Authorities.  The legislation enacting the issuance of State PIT Revenue Bonds provides that 25 percent of State PIT receipts, excluding refunds owed to taxpayers, must be used to make debt service payments on these bonds.

In addition to State-supported debt, State-related debt also includes State-guaranteed debt, moral obligation financings, certain contingent-contractual obligation financings, and certain other State financings (“Other State Financings”). Debt service on State-

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guaranteed debt, moral obligation financings, and the contingent-contractual obligation financings is expected to be paid from sources other than the State and State appropriations are contingent in that they may be made and used only under certain circumstances.  Other State Financings relates to debt issued by an Authority on behalf of a municipality. The municipality pays debt service on such financings by assigning specified State and local assistance payments it receives.  The State does not have any obligation to continue to appropriate the local assistance payments or make any debt service payments on such financings.

In addition, long-term obligations are issued by the Local Government Assistance Corporation Program, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State’s annual seasonal borrowing. Furthermore, certain State Authorities issue State PIT Revenue Bonds. The legislation enacting the issuance of State Pit Revenue Bonds provides that 25 percent of State PIT receipts, excluding refunds owed to taxpayers, must be used to make debt service payments on these bonds. Legislation enacted in 2007 increased, under certain circumstances, the amount of PIT receipts to be deposited into the Revenue Bond Tax Fund by removing an exclusion for PIT amounts deposited to the STAR Fund.

The Debt Reform Act of 2000 (“Debt Reform Act”), which applies to new State-supported debt issued on or after April 1, 2000, imposes caps on new debt outstanding and new debt service costs, restricts the use of debt to capital purposes only, and restricts the maximum term of State debt issuances to no more than 30 years. The cap on new State-supported debt outstanding began at 0.75 percent of personal income in 2000-01 and will gradually increase until it is fully phased in at 4 percent of personal income in 2010-11. Similarly, the cap on new State-supported debt service costs began at 0.75 percent of total governmental funds receipts in 2000-01 and is gradually increasing until it is fully phased in at 5 percent in 2013-14. In 2007 each type of debt cap was set at 2.98 percent. As of October 30, 2008, the State reported that it was in compliance with both debt caps, with debt issued after March 31, 2000 and outstanding as of March 31, 2008 at 2.33 percent of personal income and debt service on such debt at 1.48 percent of total governmental receipts. . While the projections set forth in the May 2009 AIS estimate that debt outstanding and debt service costs will continue to remain below the limits imposed by the Debt Reform Act for the next two years, the State has entered into a period of significantly declining debt capacity. As a result, available cap room, in regards to debt outstanding, is expected to decline from 2009-10 to 2011-12, and debt outstanding is projected to exceed the cap in 2012-13 by 0.03 percent ($314 million) and 2013-2014 by 0.04 percent ($384 million). The State plans to take actions before 2012-2013 to remain within the statutory debt limits.

Chapter 81 of the Law of 2002 allows issuers of State-supported debt to issue a limited amount of variable rate debt instruments and to enter into a limited amount of interest rate exchange agreements.  As of March 31, 2009, the cap for variable rate debt instruments and interest rate exchange agreements was about $9.4 billion for each type of debt.  The total amount of variable rate debt instruments issued by issuers of State-supported debt and the amount of interest rate exchange agreements entered into by such issuers, were within those caps.

As of January 19, 2010, the total amount of State-related debt outstanding is projected to increase from 6.0 percent of personal income in fiscal year 2009-10 to 6.1 percent in fiscal year 2010-11 and then decrease to 5.1 percent by fiscal year 2014-15.  Total State-related debt is projected to increase from $54.8 billion in 2009-10 to $57.4 billion in 2010-11.  Total State-related debt service costs as a percent of total governmental funds budget is estimated to be 4.8 percent in fiscal year 2010-11.  The estimated debt service on State-related debt for the 2010-11 fiscal year is expected to be approximately $6.4 billion.  The estimated debt service on State-supported debt for the 2010-11 fiscal year is expected to be approximately $5.8 billion.

The increase in State-related debt outstanding in 2010-11 reflects increases of $1.4 billion for education facilities, $791 million for transportation, $570 million for State facilities and equipment, $336 million for economic development, and $194 million for health and mental hygiene.  The $5.9 billion of new debt issuances in 2010-11 will be used to finance the following new capital projects: education ($2.0 billion), transportation ($1.5 billion), State facilities and equipment ($885 million), economic development ($800 million), health and mental hygiene ($442 million) and environment ($221 million).  These new debt issuances in 2010-11 will be made generally in the form of State General Obligation bonds, State PIT Revenue Bonds and other State revenue bonds.

The State’s outstanding general obligation bonds were rated AA by S&P as of March 4, 2010, AA by Fitch as of April 5, 2010 and Aa2 by Moody’s as of June 18, 2010.  Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency that furnished the rating.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant. Any such downward revision or withdrawal could have an adverse effect on the market prices of the State general obligation bonds.

State Retirement Systems. The State and Local Retirement Systems (“Systems”) provide coverage for public employees of the State and its localities (except employees of the City and teachers, who are covered by separate plans). State employees constituted 33 percent of membership during the 2008-09 fiscal year. There were 3,025 other public employers participating in the Systems,

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including all cities and counties (except New York City), most towns, villages, school districts (with respect to non-teaching employees) and a large number of local Authorities.

As of March 31, 2008, 679,908 persons were members and 366,178 pensioners and beneficiaries were receiving benefits. The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired.

Assets are held exclusively for the benefit of members, pensioners and beneficiaries. Investments for the Systems are made by the Comptroller as trustee of the Common Retirement Fund, a pooled investment vehicle. The present value of anticipated benefits for current members, retirees, and beneficiaries as of April 1, 2009 was $176.6 billion (including $69 billion for current retirees and beneficiaries), and the net assets available for benefits as of March 31, 2009 were $110.9 billion (including $2.9 billion in receivables). Under the funding method used by the Systems, the anticipated benefits of current members, retirees and beneficiaries are expected to be sufficiently covered by the net assets, plus future actuarially determined contributions.  Recent market turmoil has negatively impacted the assets held for the Systems, such that the unaudited value of Systems’ net assets available for benefits for the fiscal year ended March 31, 2009 showed a decline of 28.8 percent.  Because of these declines in assets it is expected that contribution rates may be required to increase for fiscal years 2012-2015.  Final contribution rates for fiscal year 2011 were released in September 2009.  Average contribution rates are set to increase from 7.4 percent of salary in fiscal year 2010 to 11.9 percent of salary in fiscal year 2011 for the New York State and Local Employees’ Retirement System and to increase from 15.1 percent of salary in fiscal year 2010 to 18.2 percent of salary in fiscal year 2011 for the New York State and Local Police and Fire Retirement System.

Litigation. The State is a defendant in certain court cases that could ultimately affect the ability of the State to maintain a balanced  Financial Plan. The State believes that the proposed Financial Plan includes sufficient reserves to offset the costs associated with any potential adverse rulings. In addition, any potential amounts may be structured over a multi-year period. However, it is possible that adverse decisions in legal proceedings against the State could exceed the amount of all potential 2009-10. Financial Plan resources set aside for judgments, and consequently could negatively affect the State's ability to maintain a balanced 2009-10 Financial Plan. The disclosure below only includes litigation where the State deems the monetary claims against the State to be material.  The State generally only deems a monetary claim to be material if it exceeds $100 million. Furthermore, the litigation discussed below does not include all pending material matters and it does not include any pending material matter where the State’s legal counsel has advised that it is not probable that the State will suffer adverse decisions.

In Oneida Indian Nation of New York et al. v. State of New York, plaintiff, the alleged successors-in-interest to the historic Oneida Indian Nation, claimed that they held an interest in a 250,000 acre area in Madison and Oneida counties that was sold to the State in a series of transactions between 1795 and 1846. On March 29, 2002, the District Court granted, in part, plaintiffs’ motion to strike the State’s defenses and counterclaims.  The District Court also denied the State’s motion to dismiss for failure to join indispensable parties.   While settlement discussions were underway in this case, two significant decisions were rendered by the Supreme Court and the Second Circuit Court of Appeals which changed the legal landscape pertaining to ancient land claims: City of Sherrill v. Oneida Indian Nation of New York, 544 U.S. 197 (2005), and Cayuga Indian Nation of New York v. Pataki, 413 F.3d 266 (2d Cir. 2005), cert. denied, 126 S.Ct. 2021, 2022 (2006). Taken together, these cases have made clear that the equitable doctrines of laches, acquiescence, and impossibility can bar ancient land claims. These decisions prompted the District Court to reassess its 2002 decision, which in part had struck such defenses, and to permit the filing of a motion for summary judgment predicated on the Sherrill and Cayuga holdings. On August 11, 2006, the State moved for summary judgment dismissing the action, based on the defenses of laches, acquiescence, and impossibility. By order dated May 21, 2007, the District Court dismissed plaintiffs’ claims to the extent that they asserted a possessory interest but permitted plaintiffs to purse a claim seeking the difference between the amount paid and the  fair market value of the lands at the time of the transaction.  The District Court certified the May 21, 2007 order for interlocutory appeal and on July 13, 2007, the Second Circuit granted motions by both sides seeking leave to pursue interlocutory appeals of that order. On June 3, 2008, oral argument was conducted before the Second Circuit, but the Second Circuit has yet to make a decision in the case.

Cayuga Indian Nation of New York, et al. v. Pataki, et al., involves approximately 64,000 acres in Seneca and Cayuga Counties that the historic Cayuga Nation sold to the State in 1795 and 1807 in alleged violation of the Nonintercourse Act (“NIA”).  In 2001, the District Court denied ejectment as a remedy, and rendered a judgment against the State for damages and prejudgment interest in the net amount of $250 million. The State and tribal plaintiffs appealed.  On June 28, 2005, the Second Circuit reversed and entered judgment dismissing the Cayuga action, based upon the intervening Supreme Court decision in Oneida Indian Nation v. City of Sherrill, applying the same equitable defenses that the Supreme Court relied on in City of Sherrill.  The Supreme Court denied certiorari in Cayuga on May 15, 2006.  The Cayuga plaintiffs filed a FCRP 60(b)(6) motion to have the decision vacated and a stay of the 60(b)(6) motion until after the Second Circuit decides the appeal in the Oneida case, which was granted on May 20, 2008.

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Canadian St. Regis Band of Mohawk Indians, et al., v. State of New York, et al., and The Onondaga Nation v. The State of New York, et al., both under the jurisdiction of the United States District Court for the Northern District of New York, also deal with Indian land claims.  The plaintiffs in the Canadian St. Regis Band of Mohawk Indians case allege that approximately 15,000 acres in Franklin and St. Lawrence Counties were illegally transferred from their predecessors-in-interest.  They now seek ejectment and monetary damages.  On July 28, 2003, the District Court granted, in most respects, the plaintiffs’ motion to strike defenses and dismiss defendants’ counterclaims.  On October 20, 2003, the same court denied the State’s motion for reconsideration of the portion of the July 28, 2003 decision which rejected a counterclaim against the United States for contribution.  On February 10, 2006, after failed settlement attempts, the District Court ordered a stay of all further proceedings in Canadian St. Regis Band of Mohawk Indians until 45 days after the issuance of the United States Supreme Court’s final decision in Cayuga Indian Nation of New York.  The defendants moved for judgment on the pleadings after certiorari was denied in Cayuga, on November 6, 2006.  On May 16, 2008, the District Court issued an order staying the case until a decision is rendered with respect to the pending appeal in the Oneida case.  Defendants filed an emergency motion for injunction against certain non-parties on March 9, 2009, alleging wrongful entering, posting, taking possession of property owned by a member of the plaintiff class.  The motion was fully briefed before a Magistrate Judge who issued an order allowing for the filing of a letter report (filed on August 10, 2009) regarding a change of factual situation of such member’s property.  Another letter report was filed on February 16, 2010, following which the Magistrate Judge issued a report and recommendations denying plaintiffs’ emergency motion for injunction and set deadlines for filing papers in opposition.  Certain defendants appealed and briefs are fully submitted (without oral argument).  A decision is pending in the District Court.

The Onondaga Nation v. The State of New York, et al., involves a strip of land known as “aboriginal territory.”  The land is described in the complaint as an area or strip of land running generally north and south from the St. Lawrence River in the north, along the east side of Lake Ontario, and south as far as the Pennsylvania border, varying in width from about 10 miles to more than 40 miles, including the area constituting the City of Syracuse.  The plaintiff seeks a judgment declaring that certain lands allegedly constituting the aboriginal territory of the Onondaga Nation within the State are the property of the Onondaga Nation and the Haudenosaunee, or “Six Nations Iroquois Confederacy,” and that conveyances of portions of that land pursuant to treaties during the period 1788 through 1822 are null and void.  Based on the precedent set by Sherrill and Cayuga, the defendants moved for an order dismissing this action, based on laches, on August 15, 2006.  The court reserved decision on the motion at the hearing held on October 11, 2007.  Plaintiffs filed a motion on October 17, 2006 seeking a continuance to conduct discovery, which was denied on September 21, 2009.

In 2002, two cigarette importers brought an action, captioned Freedom Holdings Inc. et al. v. Spitzer et ano., challenging portions of laws enacted by the State under the 1998 Tobacco Master Settlement Agreement (“MSA”) that New York and many other states entered into with the major tobacco manufacturers.  The initial complaint set forth claims for: (1) violations of the Commerce Clause of the U.S. Constitution; (2) the establishment of an “output cartel” in conflict with the Sherman Act; and (3) selective non-enforcement of the laws on Native American reservations in contradiction of the Equal Protection Clause of the U.S. Constitution.  Subsequently, the U.S. District Court for the Southern District of New York granted defendants’ motion to dismiss the complaint for failure to state a cause of action.  Plaintiffs appealed from this dismissal.  The U.S. Court of Appeals for the Second Circuit, in an opinion decided January 6, 2004, (1) affirmed the dismissal of the Commerce Clause claim; (2) reversed the dismissal of the Sherman Act claim; and (3) remanded the selective enforcement claim to the District Court for further proceedings.  Plaintiffs have filed an amended complaint that also challenges the MSA itself (as well as other related State statutes) mainly on grounds of preemption, and plaintiffs also sought a preliminary injunction.  On September 14, 2004, the District Court denied the motion for a preliminary injunction, except as to that portion that related to the tobacco manufacturers’ ability to obtain the release of certain funds from escrow.  The Second Circuit affirmed the District Court’s holding in May 2005.  The motions and cross-motions of the parties for summary judgment were fully submitted to the District Court in December 2006.  The District Court requested, by order dated July 7, 2008, updated statistical information and other information needed to resolve certain material questions.  Pursuant to a December 15, 2008 order summarizing a preliminary decision, the District Court dismissed all of plaintiffs’ claims after an evidentiary hearing.  The Court issued its opinion and order granting judgment dismissing the complaint on January 12, 2009.  Plaintiffs have appealed and briefs are fully submitted.  Oral argument was held on December 2, 2009, and a decision is pending.

In Grand River, et al. v. Pryor, et al., a lawsuit against the attorneys general of 30 states, including the State, a cigarette importer alleges the same claims as those raised by the plaintiffs in Freedom Holdings.  The cross-motions for summary judgment in the United States District Court for the Southern District of New York are now fully briefed.  Oral argument on the motions was held on April 27, 2010, and a decision is pending.

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Furthermore, under the MSA between tobacco manufacturers who are party to the MSA (“PMs”) and 46 settling states, plus some territories and the District of Columbia (collectively the “Settling States”), the PMs pay the Settling States each year in perpetuity a base payment to compensate for economic harm to the Settling States for smoking-related illness.  The State’s allocable share of the total payment is about 12.8 percent of the total, or approximately $800 million on an annual basis.  Each Settling State is required pass and diligently enforce a statute requiring tobacco manufacturers who are not party to the MSA (“NPMs”) to deposit in escrow an amount approximately equal to the amount that the PMs pay per pack sold in order for the Settling State to keep the base payment under the MSA.  The PMs have commenced a nationwide arbitration against the Settling States (except for Montana) alleging that those Settling States failed to diligently enforce their respective escrow statutes in 2003.  Any such claim for years prior to 2003 were settled in 2003.  The PMs are making the identical claim for 2004-2006, but none of those years are currently in arbitration.  Two of the panel of three arbitrators have already been selected.  As of May 12, 2010, it was expected that the third arbitrator would be selected and that the arbitration would begin shortly thereafter.

There are cases in which nursing homes have challenged the statutory provisions setting the reimbursement methodology under which they receive Medicaid payments, including New York State Health Facilities Association, et al., v. DeBuono, et al. and St. Luke’s Nursing Center, et al. v. DeBuono, et al.  Plaintiffs in these cases generally allege that the changes in methodologies have been adopted in violation of procedural and substantive requirements of state and federal law.

State of New York, et al. v. The United States of America, et al., 06-CV-810 (WDNY) is an action by the State and the New York State Energy Research and Development Authority seeking (i) a declaration that defendants are liable under the Comprehensive Environmental Response, Compensation, and Liability Act (CERCLA) for the State’s response costs and for damages to the State’s natural resources stemming from releases from the site in Cattaraugus County, New York, and a judgment compensating the State for such costs and damages, (ii) a declaration of defendants’ responsibilities under the West Valley Demonstration Project Act to decontaminate and decommission the site as well as for future site monitoring and maintenance, and (iii) a declaration that the defendants are responsible for paying the fees for disposal of solidified high level radioactive waste at the West Valley site.  The parties have agreed to stay the litigation and to submit the matters referenced in (i) and (ii) above to non-binding arbitration and early neutral evaluation.  The mediation resulted in the parties filing a proposed Consent Decree on October 27, 2009, which resolved part of the litigation.  The proposed order is intended to settle the claims for CERCLA allocation of costs as well as the obligations of the United States under the West Valley Demonstration Project by allocating certain percentages of the cost of each potential remedy for the various structures and contaminated areas on the site among the parties.  The natural resource damages claim would be dismissed under a tolling agreement that would give the plaintiffs three years to file a new lawsuit or seek another tolling period.  The claim concerning the federal government’s obligation to pay fees for disposal of high level radioactive waste from the West Valley Demonstration Project under the Nuclear Waste Policy Act has not been settled or dismissed and it will continue to be litigated.  On July 1, 2010, the parties filed motions to approve the proposed Consent Decree.

On July 17, 2008, Weaver v. State of New York was filed in the New York State Court of Claims.  The claimant alleges that executive directors of Office of Mental Health facilities have improperly received and applied benefits that were due to patients and former patients.  The named claimant seeks certification of a class, as well as benefits on her own behalf.  On September 26, 2008, the State moved to dismiss the claim arguing that the claimant failed to file a motion to certify the class in a timely manner and the claimant failed to identify the time and place in which each claim arose.  The claimant opposed the motion and cross-moved to seek certification of the class, pre-certification discovery, and partial summary judgment.  The State also opposed the claimant’s cross-motions and submitted a motion for summary judgment.  Claimant filed an amended complaint on motion on October 14, 2009, which added a claimant, changed the class representative, revised the definition of the proposed class of claimants to include only inpatients treated at Office of Mental Health facilities, and dropped certain claims.  The State was directed to resubmit its motion to dismiss the class claims and to file an answer with respect to the individual claims after the court ruling on the motion to dismiss.  The State’s motion to dismiss the class action claim asserted in the amended complaint was granted on January 14, 2010.

In Simpson v. New York State Department of Civil Service et ano., plaintiffs brought a class action suit under 42 U.S.C 2000d et seq., alleging that a civil service test administered between 1996 and 2006 resulted in a disparate impact upon the class.  The parties failed to reach settlement at a settlement conference held on March 23, 2009.  Oral argument of cross motions for summary judgment was held on May 22, 2009, and the decision is pending in the United States District Court for the Northern District of New York.

In Bordeleau et al. v. State of New York, et al., a group of 50 individuals filed suit in the Supreme Court, Albany County, asking the court to enjoin certain expenditures of State funds and declare them to be illegal under the State Constitution.  Plaintiffs specifically claim that the State budget appropriates funds for grants to private corporations, allegedly in violation of Article VII, § 8, paragraph 1 of the Constitution.  The plaintiffs also claim that because the State budget provides, in part, that some appropriated

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funds will be used “in accordance with a memorandum of understanding entered into between the governor, majority leader of the senate and the speaker of the assembly, or their designees,” the Senate and Assembly have “improperly delegated their legislative powers” in violation of Article VII, § 7 of the State Constitution.  Plaintiffs’ complaint names as additional defendants certain public authorities and private corporations that are alleged to be recipients of the allegedly illegal appropriations.  The State defendants and several other defendants moved to dismiss the complaint for failure to state a cause of action, for failure to join certain necessary parties, and for lack of a justiciable controversy.  The Supreme Court, Albany County, in a decision and order dated February 27, 2009, granted the motion to dismiss the complaint, finding no violation of either Article VII, § 7 or Article VII, § 8.  By order dated June 24, 2010, the Appellate Division (Third Department), on appeal, reversed the lower court’s order with respect to the dismissal of the first cause of action, and remitted the matter to the Supreme Court to permit the defendants to serve answers with respect to the remaining causes of action within 30 days of the date of the Appellate Division’s order.

The plaintiffs in Hampton Transportation Ventures, Inc. et al. v. Silver et al. (Sup. Ct., Suffolk Co.) challenge the constitutionality of 2009 Laws of New York chapter 29, which imposed certain taxes and fees, including a regional payroll tax, in the Metropolitan Commuter Transportation District, the revenue from which is passed to the Metropolitan Transportation Authority.  Plaintiffs seek a judgment declaring that enactment of chapter 29 violated State constitutional provisions regarding the need for a home rule message, supermajority requirements for enactment of special or local laws, single purpose appropriation bills, and liability for the debts of public authorities.  In addition, plaintiffs demand a judgment declaring that enactment of chapter 29 violated provisions of the Public Authority Law § 1266 requiring that the Metropolitan Transportation Authority be self-sustaining.  Defendant’s motion to change venue is pending.  On May 10, 2010, plaintiffs submitted a memorandum in opposition to defendants’ motion and in further support of plaintiffs’ cross motion.

Plaintiffs in Becker et al. v. Paterson et al. (Sup. Ct., Albany Co.) seek a judgment declaring that the governor’s determination to delay payment of school aid due by statute on December 15, 2009, violated State constitutional provisions concerning, among other things, the separation of powers doctrine.  The funds at issue have been released since the filing of the case. After a February 3, 2010 court conference to discuss the status of the case, plaintiffs amended their complaint to reflect late payment of the funds at issue.  Cross motions for summary judgment were filed; a hearing was held on June 24, 2010 and a decision is pending.

Authorities: General. The fiscal stability of the State is related, in part, to the fiscal stability of its public authorities ((“Authorites”), which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization. The State’s access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related. As of December 31, 2008, there were 19 public Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of all the Authorities was approximately $140 billion.

Public Authorities generally pay their operating expenses and debt service costs by revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities. In addition, the State is authorized to finance debt service costs of the Authorities through several financing techniques described above in the subsection of this Special Risk Consideration portion of the SAI, entitled “Debt Limits, Ratings and Outstanding Debt.” Furthermore, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds. Some Authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

Metropolitan Transportation. In December 2009, the MTA Board adopted the MTA 2010 Budget – December Financial Plan 2010-2013 (the “MTA Budget”) for the MTA and its affiliates and subsidiaries, which operate various rail, subway and bus services in the City and the surrounding area.  According to the MTA February Financial Plan 2010-2013, released in February 2010, it is expected that the MTA Budget will enable all such entities to maintain their respective operations on a self-sustaining basis through 2010 with a projected closing cash balance of $27 million in 2009 and $2 million in 2010.  Cash deficits of $13 million and $191 million are expected in 2011 and 2012, respectively, with a cash balance of $58 million in 2013.

The MTA maintains a capital program.  If the MTA’s capital program is delayed or reduced, ridership and fare revenue may decline, which could impair the MTA’s ability to meet its operating expenses without additional State assistance.

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The official financial disclosure of the MTA and its subsidiaries is available by contacting the Metropolitan Transportation Authority, Finance Department, 347 Madison Avenue, 6th Floor, New York, New York 10017, or by visiting the MTA website at www.mta.info.

New York City. The fiscal health of the State also may be impacted by the fiscal health of its localities, particularly the City. For its normal operations, the City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected that State budgets in any given fiscal year will be adopted by the April 1 statutory deadline; that interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City’s cash flow or expenditures.

The City has been required to close substantial budget gaps in recent years in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget as required by State law, or that it can maintain a balanced budget without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City’s economic base.

The City’s economy is poised for a slow recovery beginning in the second half of 2010, after a period of sharp contraction in which the City lost almost 200,000 jobs and $30 billion of wage earnings during the long recession.  The City’s recovery and economic well-being is closely tied to Wall Street.  After suffering a historic industry loss of $63 billion during the national and global financial crisis in 2007 and 2008, the City’s financial sector posted a record $61 billion in profits in 2009.  The securities industry is expected to generate a healthy $21 billion in profits in 2010 albeit significantly less than the record 2009 profits.  In 2011, the securities industry is currently expected to generate $12 billion in profits.  Another bright spot for the City is its tourism industry, which continues to display stability and strength, booking its third best year in history in 2009.  The success of the City’s tourism industry has contributed to a steady rise in hotel activity and an all-time high in box office receipts on Broadway.  Although gains in other sectors of the economy have been uneven, many of those sectors are anticipated to stabilize or improve modestly in 2010.

The City’s labor market is showing signs of improvement.  The City unemployment rate was 10.5 percent as of December 2009, and since then has steadily declined to 9.6 percent as of May 2010.  The retail sector cut 10,000 jobs in 2009, but is projected to gain 1,000 jobs in 2010.  The information sector cut about 6,000 jobs in 2009 and is projected to remain unchanged in 2010 before hiring starts again in 2011.  Leisure and hospitality employment is expected to add 6,000 jobs in 2010, after a loss of 2,000 jobs in 2009.  However, as of April 2010, the City’s private sector was still down 116,000 jobs from the August 2008 peak employment level.  Private employment in the City is expected to decrease by an additional 38,000 jobs in 2010 after declining by 108,000 in 2009, although 13,000 additional jobs are expected in 2011 as a result of an increase in economic activity.  Currently, a few thousand more jobs are expected to be lost in the securities industry resulting in a total expected loss of 35,000 jobs from the beginning of the recession.  Professional and business services jobs decreased by approximately 33,000 in 2009, and are expected to decline by an additional 11,000 in 2010.  In addition, the long-term contraction of the City’s manufacturing sector is anticipated to continue in the years to come, as this sector has been reduced by about 50 percent in the past 10 years.  Manufacturing employment reached a record low of 83,000 after cutting 13,000 jobs in 2009, and the sector is expected to lose an additional 3,000 jobs in 2010.  Although education and health services were the only two major private sectors to add jobs in 2009, growth is expected to slow in 2010 with the education sector projected to be flat, and health care and social assistance projected to add 9,000 jobs, down from a gain of 11,000 jobs in 2009.

Additionally, although it has shown possible signs of stabilizing, the commercial real estate market remains weak.  Vacancy rates in the City are expected to average 12.9 percent in 2010 and only slightly improve in 2011, remaining at a heightened level in the out-years as new supply becomes available.  The high vacancy rate has caused average asking rents to decline from $85 per square foot in mid-2008 to $62 per square foot in the first quarter of 2010.  Asking rents are not expected to fall significantly more and the commercial rental market appears to be close to its bottom.  Nonetheless, commercial sales are expected to improve only slightly over their dismal 2009 performance where only five transactions valued over $100 million were recorded.

Similarly, the residential real estate market remains tenuous despite showing signs of improved conditions.  While total sales volume is projected to increase by 9 percent in 2010, prices are expected to continue to decline.  In addition, real estate development plunged severely in 2009, with the fewest building permits issued since 1995.  While permit activity is expected to increase to about 7,000 in 2010 and approximately 10,000 in 2011, these numbers are only a fraction of the activity experienced prior to the recession.  In addition, the real estate sector declined by about 3,000 jobs in 2009, and is expected to remain flat in 2010.  Similarly, construction employment lost about 12,000 jobs in 2009 and is expected to lose another 9,000 jobs in 2010.

There remains significant uncertainty regarding the sustainability of the City’s recovery and the future of the City’s financial industry.  All of the risks associated with the national and State economies apply to the City economy.  In addition, Wall Street 2010

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profits are anticipated to decline due to expected higher interest rates because of tighter monetary policy by the Federal Reserve at the end of 2010.  Another risk to the financial sector is the financial regulatory reform presently making its way through Congress, which will inevitably increase the cost of conducting business due to increased regulatory scrutiny of the of the financial sector in the near future.  In addition, assumptions for strong profitability on Wall Street in 2010 are contingent upon the ability of the Federal Reserve to successfully unwind its balance sheet.  Furthermore, the weak condition of the State’s economy could adversely affect the City’s economy.

The official financial disclosure of the City and the financing entities issuing debt on its behalf is available by contacting the City Office of Management and Budget, 75 Park Place, 6th Floor, New York, NY 10007, or by visiting the City Office of Management and Budget website at http://www.nyc.gov/html/omb/html/home/home.shtml.

New York City Financial Plan. .  On May 6, 2010, the City released its executive budget and financial plan for fiscal years 2010-14, which was subsequently adopted by City Council in June 2010 (the “June 2010 Adopted Budget”).  The June 2010 Adopted Budget’s projected revenues and expenditures for the 2010 and 2011 fiscal years are balanced, in accordance with GAAP.  However, the June 2010 Adopted Budget projects gaps of $3.7 billion, $4.6 billion and $5.3 billion for fiscal years 2012, 2013 and 2014, respectively.  The June 2010 Adopted Budget’s projections for total revenues for 2011 is $63.1 billion and for each of the gap out-years is approximately $64.6 billion in 2012, $66.3 billion in 2013 and $68.1 billion in 2014.  The June 2010 Adopted Budget’s projections for total expenditures for 2011 is $62.9 billion and for each of the gap out-years is approximately $68.3 billion in 2012, $70.9 billion in 2013 and $73.4 billion in 2014.

The staffs of the New York State Financial Control Board (“FCB”), Office of the State Deputy Comptroller for the City of New York (“OSDC”), the City Comptroller and the Independent Budget Office (“IBO”) issue periodic reports on the City’s financial plans.  Copies of the most recent reports are available by contacting: FCB, 123 William Street, 23rd Floor, New York, NY 10038, Attention: Executive Director; OSDC, 59 Maiden Lane, 29th Floor, New York, NY 10038, Attention: Deputy Comptroller; City Comptroller, Municipal Building, 6th Floor, One Centre Street, New York, NY 10007-2341, Attention: Deputy Comptroller for Budget; and IBO, 110 William Street, 14th Floor, New York, NY 10038, Attention: Director.

New York City Financing Program. Implementation of the June 2010 Adopted Budget is dependent upon the City’s ability to market its securities successfully.  The City’s program for financing capital projects for fiscal years 2010 through 2014 projects $37.7 billion of long-term borrowing to support the City’s current capital program.  This does not include State funded financing for education capital purposes through New York City Transitional Finance Authority (“TFA”) Building Aid Revenue Bonds (“BARBS”).  Pursuant to the increase in TSA financing capacity, the financing of the City’s capital program is now divided among General Obligation (“GO”) bonds, TFA bonds and New York City Municipal Water Finance Authority (“NYW”) bonds.  During fiscal years 2010 through 2014, the City and TFA will each issue $14 billion in bonds which translates into each contributing to 37 percent of the total financing program.  NYW’s annual bonding amount (excluding refundings) will average about $1.8 billion.  The total NYW financing during fiscal years 2010 through 2014 will account for about 27 percent of the total financing program.  In addition, TFA expects to issue $4.0 billion in BARBS in fiscal years 2010 through 2014.

For fiscal year 2010, the City’s total debt outstanding issued through GO bonds, TFA bonds, TSASC bonds and Conduit Debt other than BARBS is expected to be approximately $60.3 billion.  Another $23.9 billion in NYW bonds are expected to be outstanding for fiscal year 2010.  For fiscal year 2011, the City’s total debt outstanding issued through GO bonds, TFA bonds, TSASC bonds and Conduit Debt other than BARBS is expected to be approximately $64.1 billion.  Another $25.7 billion in NYW bonds are expected to be outstanding for fiscal year 2011.

The City’s financial plan is based on numerous assumptions, including the condition of the City’s and the region’s economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2010 through 2013 fiscal years; realization of projected interest earnings assumptions for pension fund assets and current assumptions with respect to wages for City employees affecting the City’s required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the plan and to take various other actions to assist the City; the ability of City agencies to maintain balanced budgets; the willingness of the federal government to provide the amount of federal aid contemplated in the plan; the impact on City revenues and expenditures of federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City’s budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; and unanticipated expenditures that may be incurred as a result of the need to maintain the City’s infrastructure. The City Comptroller

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and other public officials have questioned certain of these assumptions. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and political factors which could have a material effect on the City.

The City’s outstanding GOB bonds were rated AA by S&P as of June 7, 2010, Aa2 by Moody’s as of April 16, 2010 and AA by Fitch as of June 4, 2010.  Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency that furnished the rating. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant. Any such downward revision or withdrawal could have an adverse effect on the market prices of the City’s GO bonds.

In addition to borrowings related to capital projects, the City issues revenue notes and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, Water Authority, TFA, TSASC and other bonds and notes will be subject to prevailing market conditions. The City’s planned capital and operating expenditures are dependent upon the sale of its general obligation debt, as well as debt of the NYW, TFA, Dormitory Authority of the State of New York and TSASC.

Other Localities. The State traditionally provides unrestricted financial assistance to cities, counties, towns and villages outside of New York City. Certain localities, outside New York City, have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. For example, between 2004 and 2008, the State Legislature authorized 17 bond issuances to finance local government operating deficits. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State’s receipts and disbursements for the State’s 2010-11 fiscal year or thereafter.

Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the federal government may eliminate or reduce its funding of certain local programs, which, in turn, require local governments to fund these expenses from their own assets. Likewise, State policymakers have suggested implementing a possible property tax for local governments.  A property tax cap could adversely affect local governments dependent on such revenues. It is also possible that the State, the City, other localities, or any of their respective public Authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities also may face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, also may adversely affect localities and necessitate State assistance.

Counties, cities, towns, villages, school districts and fire districts have engaged in substantial short-term and long-term borrowings. For the 2007 fiscal year, the total indebtedness for all localities in the State other than the City was approximately $36.6 billion. This figure includes bonds issued by the localities and certain debt guaranteed by the localities, but excludes capital lease obligations, assets held in sinking funds, and certain amounts available at the start of a fiscal year for redemption of debt.

PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement, and subject to the general control of the Trust’s Board of Trustees, places all orders for the purchase and sale of Fund securities. Purchases of Fund securities are made either directly from the issuer or from dealers who deal in tax-exempt securities. The Manager may sell Fund securities prior to maturity if circumstances warrant and if it believes such disposition is advisable. In connection with portfolio transactions for the Trust, the Manager seeks to obtain the best available net price and most favorable execution for its orders.

The Manager has no agreement or commitment to place transactions with any broker-dealer and no regular formula is used to allocate orders to any broker-dealer. However, the Manager may place security orders with brokers or dealers who furnish research and brokerage services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services would be generated through underwriting concessions from purchases of new issue fixed income securities. Such research and brokerage services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party databases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. Thus, the Manager may be able to supplement its own

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information and to consider the views and information of other research organizations in arriving at its investment decisions. If such information is received and it is in fact useful to the Manager, it may tend to reduce the Manager’s costs.

The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. In evaluating the performance of the brokers and dealers, the Manager considers whether the broker-dealer has generally provided the Manager with the best overall terms available, which includes obtaining the best available price and most favorable execution. The receipt of research from broker-dealers that execute transactions on behalf of the Trust may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers that have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Trust. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Trust. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See The Trust’s Manager.

Securities of the same issuer may be purchased, held or sold at the same time by the Trust for any or all of its Funds, or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Trust, as well as the Manager’s other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Trust with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Trust. In some instances, this procedure may affect the price and size of the position obtainable for the Trust.

The tax-exempt securities market is typically a “dealer” market in which investment dealers buy and sell bonds for their own accounts, rather than for customers, and although the price may reflect a dealer’s mark-up or mark-down, the Trust pays no brokerage commissions as such. In addition, some securities may be purchased directly from issuers.

The Manager directed a portion of the New York Bond Fund’s transactions to certain broker-dealers that provided the Manager with research, analysis, advice, and similar services. For the fiscal year ended March 31, 2010, such transactions and related underwriting concessions amounted to the following:

Fund             Transaction Amount       Underwriting Concessions

New York Bond                                                 $2,054,054                                              $10,500

Portfolio Turnover Rates

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year.

The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the New York Bond Fund’s portfolio appropriate in view of its investment objective. For example, securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities. The New York Bond Fund may purchase or sell securities solely to achieve short-term trading profits. These activities may increase the portfolio turnover rate for the Fund, which may result in the Fund incurring higher brokerage costs and realizing more taxable gains than would otherwise be the case in the absence of such activities.

For the last two fiscal years ended March 31, the New York Bond Fund’s portfolio turnover rates were as follows:

2009 . . 6%                                                     2010 . .   13%

Portfolio turnover rates have been calculated excluding short-term variable rate securities, which are those with put date intervals of less than one year.

FUND HISTORY AND DESCRIPTION OF SHARES

The Trust, formerly known as USAA State Tax-Free Trust, is an open-end management investment company established as a statutory trust under the laws of the state of Delaware pursuant to a Master Trust Agreement dated June 21, 1993, as amended. The

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Trust is authorized to issue shares of beneficial interest in separate portfolios. Forty- six such portfolios have been established, two of which are described in this SAI. Under the Master Trust Agreement, the Board of Trustees is authorized to create new portfolios in addition to those already existing without shareholder approval. The Trust is permitted to offer additional funds or classes of shares. Each class of shares of a Fund is a separate share class of that Fund and is not a separate mutual fund. The Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services.

The Funds are series of the Trust and are diversified. The Trust began offering shares of the Funds in August 2006. The Funds formerly were series of USAA Tax Exempt Fund, Inc., a Maryland corporation, which began offering shares of the New York Bond and New York Money Market Funds in October 1990, and were reorganized into the Trust in August 2006. The New York Bond Fund offers two classes of shares, identified as retail shares and adviser shares. The adviser shares were established on April 9, 2010, and commenced offering on August 1, 2010. Shares of each class of a Fund represent identical interests in that Fund’s investment portfolio and have the same rights, privileges and preferences. However, each class may differ with respect to expenses allocable to that class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. Shares of each Fund are entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund.  Due to the different expenses of each class, however, dividends and liquidation proceeds on retail shares, institutional shares and adviser shares will differ. The different expenses applicable to each class of shares of a Fund also will affect the performance of each class.

Each Fund’s assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds’ relative net assets during the fiscal year or in such other manner as the Trustees determine to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board. Upon liquidation of that Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution.

Under the Trust’s Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Trustees for shareholder information in order to obtain signatures to request a shareholder meeting. The Trust may fill vacancies on the Board or appoint new Trustees if the result is that at least two-thirds of the Trustees have still been elected by shareholders. Moreover, pursuant to the Master Trust Agreement, any Trustee may be removed by the vote of two-thirds of the outstanding Trust shares and holders of 10% or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. The Trust will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust’s Board of Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shareholders of a particular Fund might have the power to elect all of the Trustees of the Trust because that Fund has a majority of the total outstanding shares of the Trust. When issued, each Fund’s shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

Taxation of the Funds

Each Fund, which is treated as a separate corporation for federal tax purposes, intends to continue to qualify each taxable year for treatment as a regulated investment company (RIC) under Subchapter M of Chapter 10 of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, a Fund will not be liable for federal income tax on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that it distributes to its shareholders, provided that it distributes at least 90% of its net investment income and the excess of its net short-term capital gain over its net short-term capital loss for the taxable year.

To continue to qualify for treatment as a RIC, a Fund must, among other things, (1) derive  at least 90% of its gross income each taxable year from interest dividends, payments with respect to securities loans, gains from the sale or other disposition of securities,

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and other income (including gains from options or futures contracts) derived with respect to its business of investing in securities (the 90% test) and (2) satisfy certain diversification requirements at the close of each quarter of its taxable year. Furthermore, for a Fund to pay tax-exempt income dividends, at least 50% of the value of its total assets at the close of each quarter of its taxable year must consist of obligations the interest on which is exempt from federal income tax. Each Fund intends to continue to satisfy these requirements.

The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for that calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31 in that year, and (3) any prior undistributed taxable income and gains. Each Fund intends to continue to make distributions necessary to avoid imposition of this excise tax.

For federal income tax purposes, debt securities purchased by a Fund, including zero coupon bonds, may be treated as having original issue discount (generally, the excess of the stated redemption price at maturity of a debt obligation over its issue price). Original issue discount is treated for federal income tax purposes as income earned by a Fund, whether or not any payment is actually received, and therefore is subject to the distribution requirements mentioned above. However, original issue discount with respect to tax-exempt obligations generally will be excluded from a Fund’s taxable income, although that discount will be included in its gross income for purposes of the 90% test and will be added to the adjusted tax basis of those obligations for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity, which takes into account the compounding of accrued interest.

A Fund may purchase debt securities at a market discount. A market discount exists when a security is purchased at a price less than its original issue price adjusted for accrued original issue discount, if any. The Funds intend to defer recognition of accrued market discount on a security until maturity or other disposition of the security. For a security purchased at a market discount, the gain realized on disposition will be treated as taxable ordinary income to the extent of accrued market discount on the security.

The Funds may also purchase debt securities at a premium, i.e., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date, but no deduction is allowed for the premium amortization. The amortized bond premium on a security will reduce a Fund’s adjusted tax basis in the security. For taxable securities, the premium may be amortized if a Fund so elects. The amortized premium on taxable securities is first offset against interest received on the securities and then allowed as a deduction, and generally must be amortized under an economic accrual method.

Taxation of the Shareholders

The portion of the dividends a Fund pays (excluding capital gain distributions) equal to the excess of its excludable interest over certain amounts disallowed as deductions will qualify as “exempt-interest dividends,” and thus will be excludable from its shareholders’ gross income for federal income tax purposes, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under Code section 103(a); each Fund intends to continue to satisfy this requirement. The aggregate dividends a Fund designates as exempt-interest dividends for any taxable year may not exceed its net tax-exempt income for the year.

Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from a Fund are includable in their “modified adjusted gross income” for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

If a Fund invests in any instruments that generate taxable income (such as market discount bonds, as described above, options, futures, other derivatives, securities of other investment companies that pay distributions other than  exempt-interest dividends, or otherwise under the circumstances described in the Funds’ prospectus and this SAI) or engages in securities lending, the portion of any dividend that Fund pays that is attributable to the income earned on those instruments or from such lending will be taxable to its shareholders as ordinary income to the extent of its earnings and profits (and will not qualify for the 15% maximum federal income tax rate on certain dividends applicable to individual shareholders), and only the remaining portion will qualify as an exempt-interest dividend. Moreover, if a Fund realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders. Those distributions will be subject to a 15% maximum federal income tax rate for individual shareholders to the extent they are attributable to net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) a Fund recognizes on sales or exchanges of capital assets through December 31, 2010, as noted in the prospectus, but distributions of other capital gain will be taxed as ordinary income.

All distributions of investment income during the year will have the same percentage designated as tax-exempt. This method is called the “average annual method.” Since the Funds invest primarily in tax-exempt securities, the percentage will be substantially the same as the amount actually earned during any particular distribution period.

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Taxable distributions are generally included in a shareholder’s gross income for the taxable year in which they are received. However, dividends and other distributions declared in October, November, or December and made payable to shareholders of record in such a month are deemed to have been received on December 31 if they are paid during the following January.

A shareholder of the New York Bond Fund should be aware that a redemption of shares (including any exchange into another USAA Fund) is a taxable event, and, accordingly, a capital gain or loss may be recognized. If a shareholder receives an exempt-interest dividend with respect to any Fund share and has held that share for six months or less, any loss on the redemption or exchange of that share will be disallowed to the extent of that exempt-interest dividend. Similarly, if a shareholder of the Fund receives a distribution taxable as long-term capital gain and redeems or exchanges that Fund’s shares before he or she has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss.

The Funds may invest in industrial development revenue bonds, which are a type of private activity bonds (PABs) under the Code. Interest on certain of those bonds generally is a tax preference item for purposes of the federal alternative minimum tax (AMT), although the interest continues to be excludable from federal gross income. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from industrial development revenue bonds is a tax preference item that is added to income from other sources for the purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. For corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings (ACE) exceed alternative minimum taxable income before the ACE adjustment. For corporate taxpayers, all tax-exempt interest is considered in calculating the AMT as part of the ACE. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager’s nor the Funds’ counsel makes any review of the basis for such opinions.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes.

Entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development revenue bonds should consult their tax advisers before purchasing Fund shares because, for users of certain of these facilities, the interest on industrial development revenue bonds is not exempt from federal income tax. For these purposes, “substantial user” is defined to include a “non-exempt person” who regularly uses in a trade or business a part of a facility financed from the proceeds of or industrial development revenue bonds.

The Tax Exempt New York Money Market Fund must withhold and remit to the U.S. Treasury 28% of taxable dividends, and the Tax Exempt New York Bond Fund must withhold and remit thereto 28% of taxable dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which gain or loss may be realized), otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from the Funds’ dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason.  Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees of the Trust consists of six Trustees who supervise the business affairs of the Trust. The Board of Trustees is responsible for the general oversight of the Funds’ business and for assuring that the Funds are managed in the best interests of each Fund’s respective shareholders. The Board of Trustees periodically reviews the Funds’ investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds’ service providers, including IMCO and its affiliates.

Board Leadership Structure

The Board of Trustees is comprised of a super-majority (over 80%) of Trustees who are not “interested persons” (as defined under the 1940 Act) of the Funds (the “Non-Interested Trustees”). In addition, the Chairman of the Board of Trustees is a Non-Interested Trustee. The Chairman presides at meetings of the Trustees, and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also

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acts as a liaison with the funds’ management, officers, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board may also designate working groups or ad hoc committees as it deems appropriate.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board considers leadership by Non-Intereted Trustee as Chairman to be integral to promoting effective independent oversight of the Funds’ operations and meaningful representation of the shareholders’ interests, given the number of Funds offered by the Trust and the amount of assets that these Funds represent. The Board also believes that having a super-majority of Non-Intereted Trustees is appropriate and in the best interest of the Funds’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, important elements in its decision-making process. In addition, the Board believes that Mr. Claus, as President of USAA’s Financial Advice and Solutions Group, provides the Board with the Adviser’s perspective in managing and sponsoring the Funds. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Board Oversight of Risk Management

As registered investment companies, the Funds are subject to a variety of risks, including investment risks (such as, among others, market risk, credit risk and interest rate risk), financial risks (such as, among others, settlement risk, liquidity risk and valuation risk), compliance risks, and operational risks. The Trustees play an active role, as a full board and at the committee level, in overseeing risk management for the Funds. The Trustees delegate the day-to-day risk management of the Funds to various groups, including but not limited to, portfolio management, risk management, compliance, legal, fund accounting, and various committees discussed herein. These groups provide the Trustees with regular reports regarding investment, valuation, liquidity, and compliance, as well as the risks associated with each. The Trustees also oversee risk management for the Funds through regular interactions with the Funds’ external auditors.

The Board also participates in the Funds’ risk oversight, in part, through the Funds’ compliance program, which covers the following broad areas of compliance: investment and other operations; recordkeeping; valuation and pricing; communications and disclosure; reporting and accounting; portfolio management, trading practices, code of ethics and protection of non-public information, accuracy of disclosures, safeguarding of fund assets, recordkeeping, marketing, fees, privacy, anti-money laundering, business continuity, valuation and pricing of funds shares, processing of fund shares, affiliated transactions, fund governance and market timing. The program seeks to identify and assess risk through various methods, including through regular interdisciplinary communications between compliance professionals and business personnel who participate on a daily basis in risk management on behalf of the Funds. The Funds’ chief compliance officer provides an annual compliance report and other compliance related briefings to the Board in writing and in person.

IMCO seeks to identify for the Board the risks that it believes may affect the Funds and develops processes and controls regarding such risks. However, risk management is a complex and dynamic undertaking and it is not always possible to comprehensively identify and/or mitigate all such risks at all times since risks are at times impacted by external events. In discharging its oversight responsibilities, the Board considers risk management issues throughout the year with the assistance of its various committees as described below. Each committee presents reports to the Board after its meeting, which may prompt further discussion of issues concerning the oversight of the Funds’ risk management. The Board as a whole also reviews written reports or presentations on a variety of risk issues as needed and may discuss particular risks that are not addressed in the committee process.

Among other committees, the Board has established an Audit Committee, which is composed solely of Non-Interested Trustees and which oversees management of financial risks and controls. The Audit Committee serves as the channel of communication between the independent auditors of the Funds and the Board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process. Although the Audit Committee is responsible for overseeing the management of financial risks, the Board is regularly informed of these risks through committee reports.

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Trustee Qualifications

The Board believes that all of the Trustees bring to the Board a wealth of executive leadership experience derived from their service as executives, board members, and leaders of diverse companies, academic institutions, and community and other organizations. The Board also believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. In determining whether an individual is qualified to serve as a Trustee of the Funds, the Board considers a wide variety of information about the Trustee, and multiple factors contribute to the Board's decision. However, there are no specific required qualifications for Board membership. Each Trustee is determined to have the experience, skills, and attributes necessary to serve the Funds and their shareholders because each Trustee demonstrates an exceptional ability to consider complex business and financial matters, evaluate the relative importance and priority of issues, make decisions, and contribute effectively to the deliberations of the Board. The Board also considers the individual experience of each Trustee and determines that the Trustee’s professional experience, education, and background contribute to the diversity of perspectives on the Board. The business experience and objective thinking of the Trustees are considered invaluable assets for IMCO management and, ultimately, the Funds’ shareholders.

Set forth below are the Non-Interested Trustees, the Interested Trustee, officers, and each of their respective offices and principal occupations during the last five years, length of time served, information relating to any other directorships held, and the specific roles and experience of each Board member that factor into the determination that the Trustee should serve on the Board.

Non-Interested Trustees

Name, Address* and Age	Position(s) Held with Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past Five Years and Other Directorships Held and Experience	Number of USAA Funds Overseen by Trustee/Officer

Barbara B. Dreeben (65)	Trustee	January 1994
President, Postal Addvantage (7/92-present), which is a postal mail list management service. Ms. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Ms. Dreeben brings to the board particular experience with community and organizational development as well as over 16 years’ experience as a board member.
One registered investment company consisting of 46 funds

Robert L. Mason, Ph.D. (64)	Trustee	January 1997
Institute Analyst, Southwest Research Institute (3/02-present); which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Dr. Mason brings to the board particular experience with
One registered investment company consisting of 46 funds

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information technology matters, statistical analysis, and human resources as well as over 13 years’ experience as a board member.

Barbara B. Ostdiek Ph.D. (46)	Trustee	January 2008
Jesse H. Jones Graduate School of  Business, Associate Professor of Management, Rice University (7/01-present) and Academic Director, El Paso Corporation Finance Center (7/02-present).  Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Dr. Ostdiek brings to the board particular experience with financial investment management, education, and research as well as over two years’ experience as a board member.
One registered investment company consisting of 46 funds

Michael F. Reimherr (64)	Trustee	January 2000
President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Reimherr brings to the board particular experience with organizational development, budgeting, finance, and capital markets as well as over 10 years’ experience as a board member.

One registered investment company consisting of 46 funds

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Richard A. Zucker (67)	Trustee and Chairman	January 1992 and Chair since February 2005
Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Zucker brings to the board particular experience with budgeting, finance, ethics, operations management as well as over 18 years’ experience as a board member.

One registered investment company consisting of 46 funds

*      The address for each Non-Interested Trustee is USAA Investment Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.

**      The term of office for each Trustee is twenty (20) years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

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Trustees and officers of the Trust who are employees of the Manager or affiliated companies and are considered “interested persons” under the 1940 Act.

Interested Trustee
Name, Address* and Age	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years and Other Directorships Held and Experience	Number of USAA Funds Overseen by Trustee/Officer

Christopher W. Claus (49)	Trustee, President, and Vice Chairman	February 2001
Chair of the Board of Directors (IMCO) (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2-07); Chair of the Board of Directors, of USAA Financial Advisors, Inc. (FAI) (1/07-present); President FAI (12/07-10/09); President Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09).  Mr. Claus serves as Chair of the Board of Directors of USAA Investment Corporation, USAA Shareholder Account Services (SAS) and USAA Financial Planning Services Insurance Agency, Inc. (FPS). He also serves as Vice Chair for USAA Life Insurance Company (USAA Life). Mr. Claus’s 16 years with IMCO and his position as principal executive officer of the USAA mutual funds give him intimate experience with the day-to-day management and operations of the USAA mutual funds.

One registered investment company consisting of 46 funds

Interested Officers

Name, Address* and Age	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years	Number of USAA Funds Overseen by Trustee/Officer

Daniel S. McNamara (44)	Vice President	December 2009
President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (9/01-9/09).

One registered investment company consisting of 46 funds

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R. Matthew Freund (47)	Vice President	April 2010	Senior Vice President, Investment Portfolio Management, IMCO (03/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a director of SAS.	One registered investment company consisting of 46 funds

John P. Toohey (42)	Vice President	June 2009	Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments, (12/03-1/09); Vice President, AIG Investments (12/00-11/03).	One registered investment company consisting of 46 funds

Christopher P. Laia (50)	Secretary	April 2010
Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the officer positions of Vice President and Secretary of IMCO and SAS, and Vice President and Assistant Secretary of FAI and FPS.
One registered investment company consisting of 46 funds

James G. Whetzel (32)	Assistant Secretary	April 2010	Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).	One registered investment company consisting of 46 funds

Roberto Galindo, Jr. (49)	Treasurer	February 2008	Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).	One registered investment company consisting of 46 funds

William A. Smith (62)	Assistant Treasurer	February 2009
Vice President, Senior Financial Officer and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09- present);  Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/Accounttemps, (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).
One registered investment company consisting of 46 funds

Jeffrey D. Hill (42)	Chief Compliance Officer	September 2004	Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).	One registered investment company consisting of 46 funds

* The address of the Interested Trustee and each officers is P.O. Box 659430, San Antonio, Texas 78265-9430.

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Committees of the Board of Trustees

The Board of Trustees typically conducts regular meetings five or six times a year to review the operations of the Funds in the USAA family of funds. During the Funds’ most recent full fiscal year ended March 31, 2010, the Board of Trustees held meetings six times. A portion of these meetings is devoted to various committee meetings of the Board of Trustees, which focus on particular matters. In addition, the Board of Trustees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board of Trustees has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. The duties of these four Committees and their present membership are as follows:

Executive Committee: Between the meetings of the Board of Trustees and while the Board is not in session, the Executive Committee of the Board of Trustees has all the powers and may exercise all the duties of the Board of Trustees in the management of the business of the Trust that may be delegated to it by the Board. Trustees Claus and Zucker are members of the Executive Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Executive Committee held no meetings.

Audit Committee: The Audit Committee of the Board of Trustees reviews the financial information and the auditor’s reports and undertakes certain studies and analyses as directed by the Board. Trustees Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Audit Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Audit Committee held meetings four times.

Pricing and Investment Committee: The Pricing and Investment Committee of the Board of Trustees acts upon various investment-related issues and other matters that have been delegated to it by the Board. Trustees Claus, Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Pricing and Investment Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Pricing and Investment Committee held meetings five times.

Corporate Governance Committee: The Corporate Governance Committee of the Board of Trustees maintains oversight of the organization, performance, and effectiveness of the Board and Independent Trustees. Trustees Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Corporate Governance Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Corporate Governance Committee held meetings six times.

In addition to the previously listed Trustees and/or officers of the Trust who also serve as Directors and/or officers of the Manager, the following individual is an executive officer of the Manager: Clifford Gladson, Senior Vice President, Investment Adviser. There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

The following table sets forth the dollar range of total equity securities beneficially owned by the Trustees of the Funds listed in this SAI and in all the USAA Funds overseen by the Trustees as of the calendar year ended December 31, 2009.

USAA Fund
	New York	New York Money	Complex
	Bond Fund	Market Fund	Total
Interested Trustee
Christopher W. Claus	None	None	Over $100,000

Non Interested Trustees
Barbara B. Dreeben	None	None	Over $100,000
Robert L. Mason, Ph.D.	None	None	Over $100,000
Barbara B. Ostdiek, Ph. D.	None	None	$50,001-$100,00
Michael F. Reimherr	None	None	Over $100,000
Richard A. Zucker	None	None	Over $100,000

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The following table sets forth information describing the compensation of the current Trustees of the Trust for their services as Trustees for the fiscal year ended March 31, 2010.

Name	Aggregate	Total Compensation
of	Compensation from	from the USAA
Trustee	Funds Listed in this SAI	Family of Funds (b)
Interested Trustee
Christopher W. Claus	None (a)	None (a)

Non Interested Trustees
Barbara B. Dreeben	$ 3,966	$ 89,650
Robert L. Mason, Ph.D.	$ 3,966	$ 89,650
Barbara B. Ostdiek, Ph.D.	$ 3,701	$ 83,650
Michael F. Reimherr	$ 3,701	$ 83,650
Richard A. Zucker	$ 4,532	$ 95,650

(a)	Christopher W. Claus is affiliated with the Trust’s investment adviser, IMCO, and, accordingly, receives no remuneration from the Trust.

(b)	At March 31, 2010, the USAA Fund Complex consisted of one registered investment company with 46 individual funds.

No compensation is paid by any fund to any Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Trust reimburses certain expenses of the Trustees who are not affiliated with the investment adviser. As of June 30, 2010, the officers and Trustees of the Trust and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Trust.

As of June 30, 2010, USAA and its affiliates (including related employee benefit plans) owned no shares of the Funds. The following table identifies all persons who, as of June 30, 2010, held of record or owned beneficially 5% or more of either Fund’s shares.

	Name and Address
Title of Class	of Beneficial Owner	Percent of Class
New York Bond Fund	Mac & Co Cust A/C PWMF 1004002 Mutual Fund OPS PO Box 3198 Pittsburg, PA	11.56%

THE TRUST’S MANAGER

As described in the Prospectus, IMCO is the manager and investment adviser, providing services under the Advisory Agreement. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for the Trust from its inception.

In addition to managing the Trust’s assets, IMCO advises and manages the investments for USAA and its affiliated companies. As of the date of this SAI, total assets under management by IMCO were approximately $78 billion, of which approximately $39 billion were in mutual fund portfolios.

Advisory Agreement

Under the Advisory Agreement, IMCO provides an investment program, carries out the investment policy, and manages the portfolio assets for each Fund. For these services under the Advisory Agreement, the Trust has agreed to pay IMCO a fee computed as described under Fund Management in the prospectus. Management fees are computed and accrued daily and payable monthly. IMCO is authorized, subject to the control of the Board of Trustees of the Trust, to determine the selection, amount, and time to buy or sell securities for each Fund. IMCO compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of IMCO or its affiliates.

Except for the services and facilities provided by IMCO, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance

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and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; cost of preparing and distributing proxy material; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested persons (not affiliated) of IMCO; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. IMCO pays the cost of printing and mailing copies of the prospectus, the SAI, and reports to prospective shareholders.

The Advisory Agreement will remain in effect until July 31, 2011, for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Trustees (on behalf of such Fund) including a majority of the Trustees who are not interested persons of IMCO or (otherwise than as Trustees) of the Trust, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Trust or IMCO on 60 days’ written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

IMCO has agreed, through August 1, 2011, to make payments or waive management, administration, and other fees to limit the expenses of the New York Money Market Fund so that the total annual operating expenses of the Fund (exclusive of guarantee program fees, commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.60% of the Fund’s average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after August 1, 2011.

From time to time, IMCO may voluntarily, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. IMCO can modify or eliminate the voluntarily waiver at any time without prior notice to shareholders. IMCO has voluntarily agreed to limit the New York Money Market Fund’s annual expenses to 0.60% of its ANA, and will reimburse the Fund for all expenses in excess of the limitations, excluding credits from fee offset arrangements.

For the last three fiscal years ended March 31, management fees were as follows:

	2008	2009	2010
New York Bond Fund	$570,420	$574,999	$641,232
New York Money Market Fund	$415,638	$509,052	$479,436

Because the New York Money Market Fund’s expenses exceeded IMCO’s voluntary expense limitation, IMCO did not receive management fees to which it would have been entitled for the last three fiscal years ended March 31, as follows:

	2008	2009	2010
New York Money Market Fund	$ 12,021	$10,104	$85,627

The New York Bond Fund’s management fee is based upon two components, a base fee and performance adjustment. The base fee, which is accrued daily and paid monthly, is computed as a percentage of the aggregate average net assets of both Funds combined. This base fee is allocated between the Funds based on the relative net assets of each. The base fee is computed and paid at one-half of one percent (0.50%) of the first $50 million of average net assets, two-fifths of one percent (0.40%) for that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (0.30%) for that portion of average net assets over $100 million. The performance adjustment for the New York Bond Fund increases or decreases the base fee depending upon the performance of the Fund relative to its relevant index. With respect to the New York Money Market Fund, the management fee will continue to consist solely of the base fee discussed in this paragraph.

Computing the Performance Adjustment

For any month, the base fee of the New York Bond Fund will equal the Fund’s average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund’s average annual performance during the performance period compared to the average annual performance of the Fund’s relevant index over the same time period. The performance period for the New York Bond Fund consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the New York Bond Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart below:

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Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points) 1	of a Fund’s average net assets) 1
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

1        Based on the difference between average annual performance of the Fund and its Relevant Index, rounded to the nearest basis point (.01%).  Average net assets are calculated over a rolling 36-month period.

For example, assume that a fixed income fund with average net assets of $900 million has a base fee of .30 of 1% (30 basis points) of the fund’s average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:

 Examples
	1	2	3	4	5	6
Fund Performance (a)	6.80%	5.30%	4.30%	-7.55%	-5.20%	-3.65%
Index Performance (a)	4.75%	5.15%	4.70%	-8.50%	-3.75%	-3.50%
Over/Under Performance (b)	205	15	-40	95	-145	-15
Annual Adjustment Rate (b)	6	0	-4	5	-6	0
Monthly Adjustment Rate (c)	0.0049%	n/a	(.0033%)	0.0041%	(.0049%)	n/a
Base Fee for Month	$221,918	$221,918	$221,918	$221,918	$221,918	$221,918
Performance Adjustment	41,650	0	(28,050)	34,850	(41,650)	0
Monthly Fee	$263,568	$221,918	$193,868	$256,768	$180,268	$221,918

(a) Average annual performance over a 36-month period

(b) In basis points

(c) Annual Adjustment Rate divided by 365, multiplied by 30, and stated as a percentage

The New York Bond Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within each of the New York Municipal Debt Fund Index. Because the adjustment to the base fee is based upon the Fund’s performance compared to the investment record of its respective Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund’s performance is up or down per se, but whether it is up or down more or less than the record of its respective Index. Moreover, the comparative investment performance of each Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

Administration and Servicing Agreement

Under an Administration and Servicing Agreement effective August 1, 2001, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds’ operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other

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correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Trust has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (0.15%) for the New York Bond Fund and one-tenth of one percent (0.10%) for the New York Money Market Fund of the average net assets of the respective Fund. We may also delegate one or more of our responsibilities to others at our expense.

For the last three fiscal years ended March 31, the Trust paid IMCO the following administration and servicing fees:

	2008	2009	2010
New York Bond Fund	$237,524	$250,082	$280,431
New York Money Market Fund	$117,286	$146,314	$138,535

In addition to the services provided under the Funds’ Administration and Servicing Agreement, the Manager also provides certain compliance, legal, and tax services for the benefit of the Funds. The Trust’s Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the fiscal year ended March 31, 2008, the Funds reimbursed the Manager for these legal and tax services and for the fiscal year ended March 31, 2009, the Funds reimbursed the Manager for legal services, and for the fiscal year ended March 31, 2010, the Funds reimbursed the Manager for these legal and compliance services, as follows:

	2008	2009	2010
New York Bond Fund	$3,008	$2,351	$ 8,286
New York Money Market Fund	$2,303	$1,997	$ 6,486

Code of Ethics

The Funds and the Manager has adopted a joint code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities, including securities that may be purchased or held by a Fund, but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Board of Trustees reviews the administration of the joint code of ethics at least annually and receives certifications from the Manager regarding compliance with the code of ethics annually.

While the officers and employees of the Manager, as well as those of the Funds, may engage in personal securities transactions, there are certain restrictions in the procedures in the Code of Ethics adopted by the Manager and the Funds. The Code of Ethics are designed to ensure that the shareholders’ interests come before the individuals who manage their Funds. The Code of Ethics require the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds to abide by the Code of Ethics requirements before executing permitted personal trades. A copy of the Code of Ethics has been filed with the SEC and is available for public review.

Underwriter

The Trust has an agreement with IMCO for exclusive underwriting and distribution of the Funds’ shares on a continuing best efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

Transfer Agent

USAA Shareholder Account Services (the Transfer Agent), 9800 Fredericksburg Road, San Antonio, Texas 78288, performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $25.50 per account. This fee is subject to change at any time.

The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. Each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Trust. In addition, certain entities may receive payments directly or indirectly from the Transfer Agent, IMCO, or their affiliates for providing shareholders services to their clients who hold Fund shares.

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PORTFOLIO MANAGER DISCLOSURE

Other Accounts Managed

The following tables set forth other accounts for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended March 31, 2010.

New York Bond Fund

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
Regina G. Shafer	3*	$5,043,708,559	0	$0	0	$0

*  Two of the  accounts managed by Ms. Shafer have advisory fees based on the performance of the account.

Conflicts of Interest

These portfolio managers provide portfolio management services only to investment companies in the USAA retail fund family and do not manage any private accounts of unregistered mutual funds. Portfolio managers make investment decisions for the funds they manage based on the fund’s investment objective, permissible investments, cash flow and other relevant investment considerations that they consider applicable to that portfolio. Therefore, portfolio managers could purchase or sell securities for one portfolio and not another portfolio, or can take similar action for two portfolios at different times, even if the portfolios have the same investment objective and permissible investments.

Potential conflicts of interest may arise when allocating and/or aggregating trades for funds with a performance fee and those without a performance fee. IMCO often will aggregate multiple orders for the same security for different mutual funds into one single order. To address these potential conflicts of interest, IMCO has adopted detailed procedures regarding the allocation of client orders, and such transactions must be allocated to funds in a fair and equitable manner.

The performance of each Fund is also periodically reviewed by IMCO’s Investment Strategy Committee (ISC), and portfolio managers have the opportunity to explain the reasons underlying a Fund’s performance. The ISC and the Trust’s Board of Trustees also routinely review and compare the performance of the New York Funds with the performance of the other funds with the same investment objectives and permissible investments.

As discussed above, IMCO has policies and procedures designed to seek to minimize potential conflicts of interest arising from portfolio managers advising multiple funds. The Mutual Funds compliance department monitors a variety of areas to ensure compliance with the USAA Funds Compliance Program written procedures, including monitoring each fund’s compliance with its investment restrictions and guidelines, and monitoring and periodically reviewing or testing transactions made on behalf of multiple funds to seek to ensure compliance with the USAA Funds Compliance Program written policies and procedures.

Compensation

IMCO’s compensation structure includes a base salary and an incentive component. The portfolio managers are officers of IMCO and their base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager’s annual evaluation or if the portfolio manager is promoted. Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Fund(s) managed by the portfolio manager compared to each Fund’s comparative ranking against all funds within the appropriate Lipper category, or for money market funds within the appropriate iMoney Net, Inc. category. Each fixed income fund, except for the money market funds, has a performance fee component to the advisory fee earned by IMCO. The performance  fee adjustment for these Funds is based on the Fund's relative performance compared to the appropriate Lipper index, rather than the Fund’s ranking against all funds in its Lipper category. Portfolio managers will receive incentive payments under this plan only if the Funds they manage are at or above the 50th percentile compared to their industry peers, and the incentive payment increases the higher the Fund’s relative ranking in its peer universe. In determining the incentive payment of a portfolio manager who manages more than one Fund, IMCO considers the relative performance of each Fund in proportion to the total assets managed by the portfolio manager.

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In addition to salary and incentive payments, portfolio managers also participate in other USAA benefits to the same extent as other employees. Also, USAA has established certain supplemental retirement programs and bonus program available to all officers of USAA-affiliated companies.

Portfolio Ownership

Because the New York Funds can be offered for sale to New York residents only, as of the fiscal year ended March 31, 2010, the Funds’ portfolio managers did not beneficially own any securities of these Funds.

PORTFOLIO HOLDINGS DISCLOSURE

The Trust’s Board of Trustees has adopted a policy on selective disclosure of portfolio holdings. The Trust’s policy is to protect the confidentiality of each Fund’s portfolio holdings and prevent the selective disclosure of material non-public information about the identity of such holdings. To prevent the selective disclosure of portfolio holdings of the Funds, the general policy of the Funds is to not disclose any portfolio holdings of the Funds, other than the portfolio holdings filed with the SEC on Form N-CSR (i.e., annual and semiannual reports), Form N-Q (i.e., quarterly portfolio holdings reports), and Form N-MFP (i.e., monthly portfolio holdings reports for the New York Money Market Fund that will be made public 60 days after the end of the month to which the information pertains, beginning December 2010), and any portfolio holdings made available on usaa.com. This general policy shall not apply, however, in the following instances:

■           Where the person to whom the disclosure is made owes a fiduciary or other duty of trust or confidence to the Funds (e.g., auditors, attorneys, and Access Persons under the Funds’ Code of Ethics);

■           Where the person has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information (e.g., custodians, accounting agents, securities lending agents, subadvisers, rating agencies, mutual fund evaluation services, such as Lipper, and proxy voting agents);

■           As disclosed in this SAI; and

■           As required by law or a regulatory body.

If portfolio holdings are released pursuant to an ongoing arrangement with any party that owes a fiduciary or other duty of trust or confidence to a Fund or has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund’s portfolio holdings. If the applicable conditions set forth above are satisfied, the Fund may distribute portfolio holdings to mutual fund evaluation services such as Lipper Inc. and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research. In providing this information to broker-dealers, reasonable precautions are taken to avoid any potential misuse of the disclosed information.

The Fund also may disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or agreement. These service providers include each Fund’s custodian, auditors, attorneys, investment adviser and subadviser(s), administrator, and each of their respective affiliates and advisers.

Any person or entity that does not have a previously approved ongoing arrangement to receive non-public portfolio holdings information and seeks a Fund’s portfolio holdings information that (i) has not been filed with the SEC, or (ii) is not available on usaa.com, must submit its request in writing to the Fund’s Chief Compliance Officer (CCO), or USAA Securities Counsel, who will make a determination whether disclosure of such portfolio holdings may be made and whether the relevant Fund needs to make any related disclosure in its SAI. A report will be made to each Fund’s Board of Trustees at each quarterly meeting about (i) any determinations made by the CCO, or USAA Securities Counsel, pursuant to the procedures set forth in this paragraph, and (ii) any violations of the portfolio holdings policy.

Each Fund intends to post its annual and semiannual reports, and quarterly schedules of portfolio holdings on usaa.com after these reports are filed with the SEC. In addition, the New York Bond Fund intends to post its top ten holdings on usaa.com 15 days following the end of each month, and, beginning October 2010, the New York Money Market Fund will post information related to its portfolio holdings on usaa.com five business days at the end of each month and will keep such information on the website for six months thereafter.

In order to address potential conflicts of interest between the interests of a Fund’s shareholders, on the one hand, and the interests of the Fund’s investment adviser, principal underwriter, or certain affiliated persons, on the other, the Funds have adopted the policies described above (i) prohibiting the receipt of compensation in connection with an arrangement to make available information about

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a Fund’s portfolio holdings and (ii) requiring certain  requests for non-public portfolio holdings information to be approved by the CCO or USAA Securities Counsel, and then reported to the Fund’s Board, including the Non Interested Trustees.

GENERAL INFORMATION

Custodian and Accounting Agent

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the Trust’s custodian and accounting agent. The Custodian is responsible for, among other things, safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, processing the pricing of each Fund’s securities, and collecting interest on the Funds’ investments. The accounting agent is responsible for, among other things, calculating each Fund’s daily net asset value and other recordkeeping functions.

Counsel

K&L Gates LLP, 1600 K Street N.W., Washington, DC 20006-1682, reviews certain legal matters for the Trust in connection with the shares offered by the prospectus.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 1800 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the current independent registered public accounting firm for the Funds. In this capacity, the firm is responsible for the audits of the annual financial statements of the Funds and reporting thereon.

APPENDIX A – TAX-EXEMPT SECURITIES AND THEIR RATINGS

Tax-Exempt Securities

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

The two principal classifications of tax-exempt securities are “general obligations” and “revenue” or “special tax” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt industrial development revenue bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial development revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying, tax-exempt securities. Short-term obligations issued by states, cities, municipalities or municipal agencies include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes, and short-term Notes.

The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Group (S&P), Fitch Ratings, Inc. (Fitch), Dominion Bond Rating Service Limited (Dominion), and A.M. Best Co., Inc. (A. M. Best), represent their opinions of the quality of the securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager to appraise independently the fundamental quality of the tax-exempt securities included in a Fund’s portfolio.

1.  Long-Term Debt Ratings:

Moody’s Investors Service (Moody’s)

Aaa	Obligations rated Aaa are judged to be of the best quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

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A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aaa through C. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Ratings Group (S&P)

AAA	An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is EXTREMELY STRONG.

AA	An obligation rated AA differs from the highest rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is VERY STRONG.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still STRONG.

BBB
An obligation rated BBB exhibits ADEQUATE capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated C is currently highly vulnerable to nonpayment.

C	An obligation rated C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Ratings (Fitch)

AAA
Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

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AA
Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB
Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	High default risk. “CCC” ratings indicate default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.

CC	High default risk. A “CC” rating indicates that default of some kind appears probable.

C	High default risk. “C” ratings signal imminent default.

DDD
Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.

DD	Default. “DD” indicates potential recoveries in the range of 50%-90%.

D	Default. “D” indicates the lowest recovery potential, i.e. below 50%.

Plus (+) or Minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Dominion Bond Rating Service Limited (Dominion)

As is the case with all Dominion rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. Dominion ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every Dominion rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

AAA
Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned, and the entity has established a creditable track record of superior performance. Given the extremely tough definition that Dominion has established for this category, few entities are able to achieve a AAA rating.

AA
Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition that Dominion has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits, which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

A
Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

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BBB
Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

BB
Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

B
Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC/ CC/C
Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B.” Bonds rated below “B” often have characteristics, which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

D           This category indicates Bonds in default of either interest or principal.

Note: (high/low) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating that is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.

A.M. Best Co., Inc. (A.M. Best)

A.M. Best’s Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its financial obligations to security holders when due. There ratings are assigned to debt and preferred stock issues.

aaa           Assigned to issues, where the issuer has, in A.M. Best’s opinion, an exceptional ability to meet the terms of the obligation.

aa            Assigned to issues, where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of the obligation.

a             Assigned to issues, where the issuer has, in A.M. Best’s opinion, a strong ability to meet the terms of the obligation.

bbb         Assigned to issues, where the issuer has, in A.M. Best’s opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb
Assigned to issues, where the issuer has, in A.M. Best’s opinion, speculative credit characteristics generally due to a modest margin of principal and interest payment protection and vulnerability to economic changes.

b
Assigned to issues, where the issuer has, in A.M. Best’s opinion, very speculative credit characteristics generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

ccc,
cc, c
Assigned to issues, where the issuer has, in A.M. Best’s opinion, extremely speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d	In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from “aa” to “bbb” may be enhanced with a “+” (plus) or “-” (minus) to indicate whether credit quality is near the top or bottom of a category.

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2. Short-Term Debt Ratings:

Moody’s State and Tax-Exempt Notes

MIG-1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG-3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

NP                 Not Prime. Issues do not fall within any of the Prime rating categories.

Moody’s Commercial Paper

Prime-1
Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•     Leading market positions in well-established industries.

•     High rates of return on funds employed.

•     Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•     Broad margins in earning coverage of fixed financial charges and high internal cash generation.

•     Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2
Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3
Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P Tax-Exempt Notes

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P Commercial Paper

A-1
This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3
Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues rated “B” are regarded as having speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D
Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

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Fitch Commercial Paper, Certificates of Deposit, and Tax-Exempt Notes

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit features.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Default. Denotes actual or imminent payment default.

Dominion Commercial Paper

R-1 (high)
Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity that possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability, which is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition, which Dominion has established for an “R-1 (high),” few entities are strong enough to achieve this rating.

R-1 (middle)
Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition, which Dominion has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low)
Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high), R-2 (middle), R-2 (low)
Short-term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level, which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1 credit.” Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present, which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

R-3 (high), R-3 (middle), R-3 (low)
Short-term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level

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of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

Note: All three Dominion rating categories for short-term debt use “high,” “middle,” or “low” as subset grades to designate the relative standing of the credit within a particular rating category.

A.M. Best

AMB-1+	Assigned to issues, where the issuer has, in A.M. Best’s opinion, the strongest ability to repay short-term debt obligations.

AMB-1	Assigned to issues, where the issuer has, in A.M. Best’s opinion, an outstanding ability to repay short-term debt obligations.

AMB-2	Assigned to issues, where the issuer has, in A.M. Best’s opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3
Assigned to issues, where the issuer has, in A.M. Best’s opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on shorter debt obligations.

AMB-4
Assigned to issues, where the issuer has, in A.M. Best’s opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company’s ability to meet its commitments on short-term debt obligations.

d	In default on payment of principal, interest or other terms and conditions. The rating is also utilized when a bankruptcy petition, or similar action, has been filed.

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17005-0810

54

Part B

Statement of Additional Information for the
Virginia Bond and Virginia Money Market Funds

[Missing Graphic Reference]	USAA MUTUAL FUNDS TRUST	STATEMENT OF ADDITIONAL INFORMATION AUGUST 1, 2010

Virginia Bond Fund (USVAX)
Virginia Money Market Fund (UVAXX)

USAA MUTUAL FUNDS TRUST (the Trust) is an open-end management investment company offering shares of forty- six no-load mutual funds, two of which are described in this Statement of Additional Information (SAI): the Virginia Bond Fund and Virginia Money Market Fund (collectively, the Funds or the Virginia Funds). The Virginia Bond Fund offers two classes of shares, retail and adviser shares. The Trust has the ability to offer additional funds or classes of shares.  The Adviser Shares are a separate share class of its respective USAA fund and is not a separate mutual fund. The Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services. Each Fund is classified as diversified and has a common investment objective of providing Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes. The Virginia Money Market Fund has a further objective of preserving capital and maintaining liquidity.

You may obtain a free copy of the prospectus dated August 1, 2010, for the Virginia Funds by writing to USAA Mutual Funds Trust 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free (800) 531-USAA (8722). You also may request a free copy be sent to you via e-mail. The prospectus provides the basic information you should know before investing in the Funds. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in the prospectus. It is intended to provide you with additional information regarding the activities and operations of the Trust and the Funds, and should be read in conjunction with the prospectus.

The financial statements of the Funds and the Independent Registered Public Accounting Firm’s Report thereon for the fiscal year ended March 31, 2010, are included in the annual report to shareholders of that date and are incorporated herein by reference. The annual report to shareholders is available, without charge, by writing or calling the Trust at the above address or toll-free phone number.

Page
2           Valuation of Securities
3           Conditions of Purchase and Redemption
3           Additional Information Regarding Redemption of Shares
5            Investment Plans
6            Investment Policies
14          Investment Restrictions
14          Special Risk Considerations
16          Portfolio Transactions
17          Fund History and Description of Shares
18          Certain Federal Income Tax Considerations
20          Virginia Tax Considerations
20          Trustees and Officers of the Trust
27          The Trust’s Manager
30          Portfolio Manager Disclosure
31          Portfolio Holdings Disclosure
32          General Information
  33          Appendix A – Tax-Exempt Securities and Their Ratings

VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

A Fund’s NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE currently is scheduled to be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Each Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

The investments of the Virginia Bond Fund are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Trust’s Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sale price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions. Investments in open-end investment companies are valued at their NAV at the end of each business day. Future contracts are valued at the last quoted sales price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale on the prior trading date if it is within the spread between the closing bid and asked price closest to the last reported sale price. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV. Securities with original or remaining maturities of 60 days or less may be stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a Fund’s shares, are valued in good faith by the Manager at fair value using valuation procedures approved by the Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotations systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

The Virginia Money Market Fund’s securities are valued at amortized cost, which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

The valuation of the Virginia Money Market Fund’s portfolio instruments based upon their amortized cost is subject to the Fund’s adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 60 days and a weigthed average life of no more than 120 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

The Board of Trustees has established procedures designed to stabilize the Virginia Money Market Fund’s price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1 NAV per share. Such procedures include review of the Fund’s holdings at such intervals as is deemed appropriate to determine whether the Fund’s NAV calculated by using available market quotations deviates from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Trustees will take such corrective action as it regards necessary and appropriate. Such action may include, among other options, selling portfolio instruments prior to maturity to realize capital gains or losses or to

2

shorten average portfolio maturity, withholding dividends, establishing an NAV per share by using available market quotations or spending redemptions to the extent permitted under the SEC rules.

The Virginia Money Market Fund utilizes short-term credit ratings from the following designated nationally recognized statistical rating organizations (NRSROs) to determine whether a security is eligible for purchase by the Fund under applicable securities laws. The Board of Trustees of the Trust has designated the following four NRSROs as the Designated NRSROs of the Tax Exempt Money Market Fund: (1) Moody’s Investors Service (Moody’s), (2) Standard & Poor’s Ratings Group (S&P), (3) Fitch Ratings (Fitch), and (4) Dominion Bond Rating Service Limited (Dominion).

CONDITIONS OF PURCHASE AND REDEMPTION

Nonpayment

If any order to purchase shares is canceled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $29 fee is charged for all returned items, including checks and electronic funds transfers.

Transfer of Shares

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred and the signatures of all registered owners. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as marriage or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

  ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund’s portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares of a Fund, depending upon the price when redeemed.

The Board of Trustees may cause the redemption of an account with a balance of less than $250 shares provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 30 days’ prior written notice of the proposed redemption has been sent to you. The Trust, subject to approval of the Board of Trustees, anticipates closing certain small accounts yearly. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Trustees.

The Trust reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Trust normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Trust’s investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Trust’s shareholders.

For the mutual protection of the investor and the Funds, the Trust may require a signature guarantee. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual’s commanding officer.

Fund Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts

The USAA Funds’ main safeguard against excessive short-term trading is its right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, a fund deems that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of a fund. Generally, persons who engage in an “in and out” (or “out and in”) transaction within a 30-day period will violate the USAA

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Funds’ policy if they engage in another “in and out” (or “out and in”) transaction in the same fund within 90 days. Each fund also reserves the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, each fund reserves the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of the fund.

The following transactions are exempt from the excessive short-term trading activity policies described above:

▪           Transactions in the money market funds, USAA Short-Term Bond Fund, and USAA Tax Exempt Short Term Fund;

▪           Purchases and sales pursuant to automatic investment or withdrawal plans;

▪           Purchases and sales made through USAA Strategic Fund Adviser®, USAA Private Investment Management, USAA College Savings Plan®, or USAA Federal Savings Bank Trust Department, or USAA Global Opportunities Portfolio, or other designated USAA managed investment accounts;

▪           Purchases and sales by the USAA Institutional shares for use in the USAA Target Retirement Funds; and

▪           Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the Fund.

If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA Funds.

The USAA Funds rely on the transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that its monitoring activities will successfully detect or prevent all excessive short-term trading. The Funds or the Transfer Agent may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time.

The USAA Funds seek to apply these policies and procedures uniformly to all investors; however, some investors purchase USAA fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client orders. The USAA Funds subject to short-term trading policies generally treat these omnibus accounts as an individual investor and will apply the short-term trading policies to the net purchases and sales submitted by the omnibus account unless the funds or their transfer agent have entered into an agreement requiring the omnibus account to submit the underlying trading information for their clients upon our request and/or monitor for excessive trading. For those omnibus accounts for which we have entered into agreements to monitor excessive trading or provide underlying trade information, the financial intermediary or the USAA Funds will review net activity in these omnibus accounts for activity that indicates potential, excessive short-term trading activity. If we detect suspicious trading activity at the omnibus account level, we will request underlying trading information and review the underlying trading activity to identify individual accounts engaged in excessive short-term trading activity. We will instruct the omnibus account to restrict, limit, or terminate trading privileges in a particular fund for individual accounts identified as engaging in excessive short-term trading through these omnibus accounts.

We also may rely on the financial intermediary to review and identify underlying trading activity for individual accounts engaged in excessive short-term trading activity, and to restrict, limit, or terminate trading privileges if the financial intermediary’s policies are determined by us to be at least as stringent as the USAA Fund’s policy. For fund shares purchased through financial intermediaries there may be additional or more restrictive policies. You may wish to contact your financial intermediary to determine the policies applicable to your account.

Because of the increased costs to review underlying trading information, the USAA Funds will not enter into agreements with every financial intermediary. The USAA Funds or their transfer agent could decide to enter into such contracts with financial intermediaries for all funds or particular funds, and can terminate such agreements at any time.

Redemption by Check

Shareholders in the Virginia Money Market Fund may request that checks be issued for their account. Checks must be written in amounts of at least $250.

Checks issued to shareholders of the Fund will be sent only to the person in whose name the account is registered. The checks must be manually signed by the registered owner(s) exactly as the account is registered. You will continue to earn dividends until the shares are redeemed by the presentation of a check.

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When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares from your account will be redeemed to cover the amount of the check. If the account balance is not adequate to cover the amount of a check, the check will be returned unpaid. Because the value of each account changes as dividends are accrued on a daily basis, checks may not be used to close an account.

The checkwriting privilege is subject to the customary rules and regulations of Boston Safe Deposit and Trust, an affiliate of Mellon Bank, N.A., (Boston Safe) governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.

The Trust reserves the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $29 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

The Trust, the Transfer Agent, and Boston Safe each reserves the right to change or suspend the checkwriting privilege upon 30 days’ written notice to participating shareholders.

You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. The Transfer Agent will charge you $20 for each stop payment you request.

Redemption by Bill Pay

Shareholders in the Virginia Money Market Fund may request through usaa.com that their money market account be debited to pay certain USAA bills for which they are personally obligated to pay. USAA Bill Pay will not allow shareholders to make payments on bills for which they are not obligated to pay. Consent of joint account owners is not required to pay bills that an individual shareholder is solely and personally obligated to pay.

INVESTMENT PLANS

The Trust makes available the following investment plans to shareholders of the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase or withdraw shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day prior to the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications or sign up online at usaa.com.

Automatic Purchase of Shares

InvesTronic® – The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per transaction.

Direct Purchase Service – The periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

Direct Deposit Program – The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

Government Allotment – The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

Automatic Purchase Plan – The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

Buy/Sell Service – The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a “buy” or “sell” whenever you choose.

Directed Dividends – If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

Participation in these systematic purchase plans allows you to engage in dollar-cost averaging.

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Systematic Withdrawal Plan

If you own shares in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks made payable to an entity unaffiliated with United Services Automobile Association (USAA). You also may elect to have such withdrawals invested in another USAA Fund.

This plan may be initiated on usaa.com or by completing the Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Trust will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains. Withdrawals that exceed the value in your account will be processed for the amount available and the plan will be canceled.

Each redemption of shares of a Fund may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

INVESTMENT POLICIES

The sections captioned Investment Objective and Principal Investment Strategy in each Fund’s prospectus describe the investment objective(s) and the investment policies applicable to each Fund. There can, of course, be no assurance that each Fund will achieve its investment objective(s). Each Fund’s objective(s) is not a fundamental policy and may be changed upon notice to, but without the approval of, the Funds’ shareholders. If there is a change in the investment objective of a Fund, the Fund’s shareholders should consider whether the Fund remains an appropriate investment in light of then-current needs. The following is provided as additional information about the investment policies of the Funds. Unless described as a principal investment policy in a Fund’s prospectus, these represent the non-principal investment policies of the Funds.

Temporary Defensive Policy

Each Fund may, on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in short-term securities the interest on which is not exempt from federal and Virginia state income tax. Such taxable securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker’s acceptances of similar banks; commercial paper; and other corporate debt obligations.

Calculation of Dollar Weighted Average Portfolio Maturities

Dollar weighted average portfolio maturity is derived by multiplying the value of each debt instrument by the number of days remaining to its maturity, adding the results of these calculations, and then dividing the total by the value of the Fund’s debt instruments. An obligation’s maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

With respect to obligations held by the Virginia Bond Fund, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity. In addition, for purposes of the Fund’s investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

Finally, for purposes of calculating the weighted average portfolio maturity of the Fund, the maturity of a debt instrument with a periodic interest reset date will be deemed to be the next reset date, rather than the remaining stated maturity of the instrument if, in

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the judgment of the Manager, the periodic interest reset features will result in the instrument’s being valued in the market as though it has the earlier maturity.

The Virginia Money Market Fund will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act).

Periodic Auction Reset Bonds

The Virginia Bond Fund’s assets may be invested in tax-exempt periodic auction reset bonds. Periodic auction reset bonds are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the weighted average portfolio maturity of the Fund, the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a long remaining stated maturity (i.e., ten years or more), however, could have greater market risk than fixed short-term debt instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

Diversification

Each Fund intends to be diversified as defined in the 1940 Act and to satisfy the restrictions against investing too much of its assets in any “issuer” as set forth in the prospectus. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority, or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-government user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of that government or other entity.

Section 4(2) Commercial Paper and Rule 144A Securities

Each Fund may invest in commercial paper issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (1933 Act) (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

Each Fund may also purchase restricted securities eligible for resale to “qualified institutional buyers” pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

Illiquid Securities

Up to 15% of the Virginia Bond Fund’s net assets and up to 5% of the Virginia Money Market Fund’s net assets may be invested in securities that are illiquid. Illiquid securities are generally those securities that a Fund cannot expect to sell or dispose of in the ordinary course of business within seven days or less at approximately the value ascribed to such securities. Municipal lease obligations and certain restricted securities may be determined to be liquid in accordance with the guidelines established by the Trust's Board of Trustees.

Liquidity Determinations

The Board of Trustees has adopted guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, certain restricted debt securities that are subject to put or demand features exercisable within seven days (Demand Feature Securities) and other securities (whether registered or not) that may be considered illiquid before or after purchase due to issuer bankruptcy, delisting, thin or no trading, SEC guidance, or similar factors (other securities) may be determined to be liquid for purposes of complying with SEC limitations applicable to each Fund’s investments in illiquid securities. In determining the liquidity of municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and other securities the Manager will, pursuant to the Board Adopted Liquidity Procedures, among other things, consider the following factors established by the Board of

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Trustees: (1) the frequency of trades  and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider’s outstanding debt and financial statements and general economic conditions.

Adjustable-Rate Securities

Each Fund’s assets may be invested in adjustable-rate securities. Similar to variable-rate demand notes, the interest rate on such securities is adjusted periodically to reflect current market conditions. Generally, the security’s yield is based on a U.S. dollar-based interest rate benchmark such as the London Interbank Offered Rate or the SIFMA Municipal Swap Index Yield. These interest rates are adjusted at a given time, such as weekly or monthly or upon change in the interest rate benchmark. The yields are closely correlated to changes in money market interest rates. However, these securities do not offer the right to sell the security at face value prior to maturity.

Variable-Rate and Floating-Rate Securities

Each Fund may invest in variable-rate and floating-rate securities, which bear interest at rates that are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held. Because the interest rates of variable-rate and floating-rate securities are periodically adjusted to reflect current market rates, the market value of the variable-rate and floating-rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates. The market value of variable-rate and floating-rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Variable-Rate Demand Notes

Each Fund’s assets may be invested in tax-exempt securities, which provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

In the case of the Virginia Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

Zero Coupon Bonds

Each Fund’s assets may be invested in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

Synthetic Instruments

Each Fund’s assets may be invested in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its

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terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or if interest on the underlying bond loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund’s holding an instrument for a longer period of time than originally anticipated.

Put Bonds

Each Fund may invest in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the Virginia Bond Fund, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the Virginia Money Market Fund is determined as stated under Variable Rate Demand Notes.

Lending of Securities

Each Fund may lend its securities in accordance with a lending policy that has been authorized by the Trust’s Board of Trustees and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Fund in an amount at least equal to the fair value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund’s total assets. The Fund may terminate a loan at any time.

Repurchase Agreements

Each Fund may invest up to 5% of its total assets in repurchase agreements. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation to the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund’s custodian or special “tri-party” custodian until repurchased. If the seller defaults and the value of the underlying security declines, a Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. The income from repurchase agreements will not qualify as tax-exempt income when distributed by a Fund.

When-Issued Securities

Each Fund may invest in new issues of tax-exempt securities offered on a when-issued or delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

Tax-exempt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way as other debt securities held in a Fund’s portfolio; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public’s perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that a Fund will be able to meet its obligation to pay for the when-issued or delayed-delivery securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued or delayed-delivery

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commitments. The segregated securities are valued at market, and any necessary adjustments are made to keep the value of the cash and/or segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date of the when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Trust’s payment obligations).

Municipal Lease Obligations

Each Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality’s taxing power is pledged, although the lease obligation is ordinarily backed by the municipality’s covenant to budget for the payments due under the lease obligation.

Certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor, (2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

Securities of Other Investment Companies

Each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 NAV per share, i.e., “money market” funds. In addition, the Virginia Bond Fund may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. Each Fund’s investment in securities issued by other investment companies is subject to statutory limitations prescribed by the 1940 Act.

Derivatives

The Virginia Bond Fund may buy and sell certain types of derivatives, such as inverse floating rate securities, futures contracts, options on futures contracts, and swaps (each as described below) under circumstances in which such instruments are expected by the Manager to aid in achieving the Fund’s investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

Derivatives, such as futures contracts, options on futures contracts, and swaps enable a Fund to take both “short” positions (positions which anticipate a decline in the market value of a particular asset or index) and “long” positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies, which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

The Manager may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or “anticipatory” hedge). Non-hedging strategies include strategies designed to produce incremental income or “speculative” strategies, which are undertaken to equitize the cash or cash equivalent portion of the Fund’s portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

Inverse Floating Rate Securities

We may invest up to 10% of the Virginia Bond Fund’s net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). In creating such a security, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically seven days or less. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of which is

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calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for the securities’ price volatility.

Futures Contracts

The Virginia Bond Fund may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Trust’s custodian or the futures commission merchant effecting the futures transaction an amount of “initial margin” in cash or securities, as permitted under applicable regulatory policies.

Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called “maintenance or variation margin”) to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as “marking to market.” For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position that will terminate the Fund’s position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

Cover

Transactions using certain derivative instruments expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover in accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options on Futures Contracts

The Virginia Bond Fund may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Limitations and Risks of Options on Futures and Futures Activity

As noted above, the Virginia Bond Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund’s ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options on futures.

Non-hedging strategies typically involve special risks. The profitability of the Fund’s non-hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets.

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Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options on futures may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option on futures at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund’s ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund was unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Management of the Trust has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.

Swap Arrangements

The Virginia Bond Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap, a Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap, the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

The Virginia Bond Fund may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security, which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

Most swaps entered into by the Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having a NAV equal to any excess of the Fund’s accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund’s obligations. Collateral is treated as illiquid.

These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund’s portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

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Tax Exempt Liquidity Protected Preferred Shares

Each Fund’s assets may be invested in tax-exempt liquidity protected preferred shares (or similar securities).  Liquidity protected preferred shares (LPP shares) are generally designed to pay dividends that reset on or about every seven days in a remarketing process. Under this process, the holder of an LPP share generally may elect to tender the share or hold the share for the next dividend period by notifying the remarketing agent in connection with the remarketing for that dividend period.  If the holder does not make an election, the holder will continue to hold the share for the subsequent dividend period at the applicable dividend rate determined in the remarketing process for that period.  LPP shares possess an unconditional obligation from a liquidity provider (typically a high-quality bank) to purchase, at a price equal to the par amount of the LPP shares plus accrued dividends, all LPP shares that are subject to sale and not remarketed.

The applicable dividend rate for each dividend period typically will be the dividend rate per year that the remarketing agent determines to be the lowest rate that will enable it to remarket on behalf of the holders thereof the LPP shares in such remarketing and tendered to it on the remarketing date. If the remarketing agent is unable to remarket all LPP shares tendered to it and the liquidity provider is required to purchase the shares, the applicable dividend rate may be different. The maturity of LPP shares will be deemed to be the date on which the underlying principal amount may be recovered or the next dividend rate adjustment date consistent with applicable regulatory requirements. LPP shares generally are issued by registered and unregistered pooled investment vehicles that use the proceeds to purchase medium- and long-term investments to seek higher yields and for other purposes.

LPP shares are subject to certain risks, including the following. Since mid-February 2008, existing markets for remarketed and auction preferred and debt securities generally have become illiquid and many investors have not been able to sell their securities through the regular remarketing or auction process. Although LPP shares provide liquidity protection through the liquidity provider, it is uncertain, particularly in the near term, whether there will be a revival of investor interest in purchasing securities sold through remarketings. There is also no assurance that the liquidity provider will be able to fulfill its obligation to purchase LPP shares subject to sell orders in remarketings that are not otherwise purchased because of insufficient clearing bids. If there are insufficient clearing bids in a remarketing and the liquidity provider is unable to meet its obligations to purchase the shares, the Fund may not be able to sell some or all of the LPP shares it holds. In addition, there is no assurance that the issuer of the LPP shares will be able to renew the agreement with the liquidity provider when its term has expired or that it will be able to enter into a comparable agreement with another suitable liquidity provider if such event occurs or if the liquidity agreement between the issuer and the liquidity provider is otherwise terminated.

Because of the nature of the market for LPP shares, the Fund may receive less than the price it paid for the shares if it sells them outside of a remarketing, especially during periods when remarketing does not attract sufficient clearing bids or liquidity in remarketings is impaired and/or when market interest rates are rising. Furthermore, there can be no assurance that a secondary market will exist for LPP shares or that the Fund will be able to sell the shares it holds outside of the remarketings conducted by the designated remarketing agent at any given time.

A rating agency could downgrade the ratings of LPP shares held by the fund or securities issued by the liquidity provider, which could adversely affect the liquidity or value in the secondary market of the LPP shares.  It is also possible that an issuer of LPP shares may not earn sufficient income from its investments to pay dividends on the LPP shares.  In addition, it is possible that the value of the issuer’s investment portfolio will decline due to, among other things, increases in long-term interest rates, downgrades or defaults on investments it holds and other market events, which would reduce the assets available to meet its obligations to holders of its LPP shares.  In this connection, many issuers of LPP shares invest in non-investment grade bonds, also known as “junk” bonds.  These securities are predominantly speculative because of the credit risk of their issuers.  While offering a greater potential opportunity  for capital appreciation and higher yields, non-investment grade bonds typically entail greater potential price volatility and may be less liquid than higher-rated securities. Issuers of non-investment grade bonds are more likely to default on their payments of interest and principal owed, and such defaults will reduce the value of the securities they issue. The prices of these lower rated obligations are more sensitive to negative developments than higher rated securities. Adverse business conditions, such as a decline in the issuer’s revenues or an economic downturn, generally lead to a higher non-payment rate. In addition, a security may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates.

In addition, LPP shares are a new type of investment, the terms of which may change in the future in response to regulatory or market developments. LPP shares currently are issued in reliance on guidance provided by the SEC and the IRS. It is possible that the SEC and the IRS could issue new guidance or rules that supersede and nullify all or a portion of this guidance. If this happens, investors may not be able to rely on the current guidance applicable to LPP shares, which could adversely impact the value and

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liquidity of the Fund’s investment in LLP shares, the tax treatment of investments in LPP shares, or the ability of the Fund to invest in LPP shares.

INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust for each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund’s outstanding voting securities. The investment restrictions of one Fund may be changed without affecting those of the other Fund.

Under the restrictions, each Fund:

(1)	may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable relief.

(2)
may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

(3)	may not issue senior securities, except as permitted under the 1940 Act.

(4)
may not underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

(5)	may make loans only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

(6)
may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Virginia Bond Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

(7)	may not purchase or sell real estate, but this shall not prevent investments in tax-exempt securities secured by real estate or interests therein.

Additionally, during normal market conditions, at least 80% of each Fund’s annual income will be excludable from gross income for federal income tax purposes and will also be exempt from Virginia state income taxes; and at least 80% of each Fund’s net assets will consist of Virginia tax-exempt securities.

Additional Restriction

The following restriction is not considered to be a fundamental policy of the Funds. The Board of Trustees may change this additional restriction without notice to or approval by the shareholders.

Neither Fund will invest more than 15% (5% with respect to the Virginia Money Market Fund) of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

SPECIAL RISK CONSIDERATIONS

A substantial portion of the Funds’ investments will consist of debt obligations issued to obtain funds for or on behalf of Virginia state and local governments and other public authorities (Virginia Issues). For this reason, the Funds are affected by political, economic, regulatory or other developments which constrain the taxing, revenue collecting and spending authority of Virginia issuers or otherwise affect the ability of Virginia issuers to pay interest, repay principal, or any premium. The following information constitutes only a brief summary of some of such developments and does not purport to be a complete description.

Investors should be aware of certain factors that might affect the financial condition of issuers of Virginia municipal securities.

Virginia Issues may include debt obligations of the subdivisions of the Commonwealth issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, schools, streets and water and sewer works. Other purposes for which bonds may be issued include the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital, housing, and solid waste disposal facilities. The latter are generally payable from private sources which, in varying degrees, may depend on local economic conditions, but are not necessarily

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affected by the ability of the Commonwealth of Virginia and its political subdivisions to pay their debts. Therefore, the general risk factors as to the credit of the Commonwealth or its political subdivisions discussed herein may not be relevant to certain of the Virginia Issues.

(a) The Commonwealth as an Issuer. To the extent bonds of the Commonwealth are included in the Virginia Issues, certain limited information on the financial condition of the Commonwealth is provided. The Constitution of Virginia limits the ability of the Commonwealth to create debt. The Constitution requires a balanced budget. Based on audited financial statements of the Commonwealth for the fiscal year ended June 30, 2009, the General Fund balance (on a budgetary basis) amounted to $823 million of which $662 million was reserved. This General Fund balance represents an decrease of $1.396 billion in fiscal year 2009, or an approximately 63% decrease of the General Fund balance in fiscal year ending June 30, 2008.

The Commonwealth’s total debt rose during fiscal year 2009 to $29.5 billion, an increase of $2.6 billion or 10.7 percent. During fiscal year 2009, the Commonwealth issued new debt in the amount of $782.5 billion for primary government and $3.9 billion for component units. At the end of fiscal year 2008, outstanding tax-supported debt of the Commonwealth was approximately $9 billion.

As of July 1, 2010, the Commonwealth had a Standard & Poor’s rating of AAA, a Moody’s rating of Aaa, and a Fitch rating of AAA on its general obligation bonds. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. Further, the credit of the Commonwealth is not material to the ability of political subdivisions and private entities to make payments on the obligations described below.

(b) Bonds of Other Entities. General obligations of cities, towns and counties in Virginia are payable from the general revenues of the entity issuing such obligations, including ad valorem tax revenues on property within the jurisdiction. The obligation to levy taxes could be enforced by mandamus, but such a remedy may be impracticable and difficult to enforce. Under section 15.1-227.61 of the Code of Virginia of 1950, as amended, a holder of any general obligation bond in default may file an affidavit setting forth such default with the Governor. If, after investigating, the Governor determines that such default exists, he is directed to order the State Comptroller to withhold State funds appropriated and payable to the entity and apply the amount so withheld to unpaid principal and interest. The Commonwealth, however, has no obligation to provide any additional funds necessary to pay such principal and interest.

Revenue bonds issued by Virginia political subdivisions include (1) revenue bonds payable exclusively from revenue producing governmental enterprises and (2) industrial revenue bonds, college and hospital revenue bonds and other “private activity bonds” which are essentially non-governmental debt issues and which are payable exclusively by private entities such as non-profit organizations and business concerns of all sizes. State and local governments have no obligation to provide for payment of such private activity bonds and in many cases would be legally prohibited from doing so. The value of such private activity bonds may be affected by a wide variety of factors relevant to particular localities or industries, including economic developments outside of Virginia.

Virginia municipal securities that are lease obligations are customarily subject to “non-appropriation” clauses which allow the municipality, or other public entity, to terminate its lease obligations if moneys to make the lease payments are not appropriated for that purpose. Legal principles may restrict the enforcement of provisions in lease financing limiting the municipal issuer’s ability to utilize property similar to that leased in the event that debt service is not appropriated.

Chapter 9 of the United States Bankruptcy Code, which applies to bankruptcies by political subdivisions, limits the filing under that chapter to political subdivisions that have been specifically authorized to do so under applicable state law. The Funds are not aware of any statute in Virginia that gives any such authorization to political subdivisions in Virginia. Bonds payable exclusively by private entities may be subject to the provisions of the United States Bankruptcy Code other than Chapter 9.

(c) Other Factors. Virginia municipal issuers are subject to Rule 15c2-12 of the SEC (the “Rule”) that requires continuing disclosure, including annual audited financial statements, with respect to those obligations, unless exempted by the Rule.

Although revenue obligations of the Commonwealth or its political subdivisions may be payable from a specific project or source, including lease rentals, there can be no assurance that future economic difficulties and the resulting impact on Commonwealth and local government finances will not adversely affect the market value of the portfolio of the Fund or the ability of the respective obligors to make timely payments of principal and interest on such obligations.

With respect to Virginia Issues that are backed by a letter of credit issued by a foreign or domestic bank, the ultimate source of payment is the bank. Investment in foreign banks may involve risks not present in domestic investments. These include the fact that the foreign bank may be subject to different, and in some cases less comprehensive, regulatory, accounting, financial reporting and disclosure standards than are domestic banks.

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When Virginia Issues are insured by a municipal bond insurer, there are certain risks which the bond insurance policy typically does not cover. For example, some insurance policies do not insure against loss resulting from: (1) a pre-payment premium; (2) an optional or mandatory redemption (other than sinking fund redemptions);  (3) an accelerated payment; (4) a payment of the purchase price of Virginia Issues upon tender thereof; and (5) a preference. Certain municipal bond insurers may not insure against nonpayment of principal of or interest on Virginia Issues resulting from the insolvency, negligence or any other act or omission of a paying agent for Virginia Issues. Also, the capitalization of the various municipal bond insurers is not uniform. If an insurer of Virginia Issues must make payments pursuant to its bond insurance policy, such payments could be limited by, among other things, such companies’ capitalization and insurance regulatory authorities.

The rights of the holders of the Virginia Issues and the enforceability of the Virginia Issues and the financing documents may be subject to (1) bankruptcy, insolvency, reorganization, moratorium and other similar laws relating to or affecting creditors’ rights, in effect now or after the date of the issuance of Virginia Issues, to the extent constitutionally applicable, (2) principles of equity, and (3) the exercise of judicial discretion.

There are risks in any investment program, and there is no assurance that either Fund will achieve its investment objective. Virginia Issues are subject to relative degrees of risk, including credit risk, market volatility, tax law change and fluctuation of the return of the investment of the Virginia Issues proceeds. Credit risk relates to the issuer’s, pledgor’s, contributor’s, grantor’s, credit enhancer’s and/or guarantor’s ability to make timely payments of principal and interest and any premium. Furthermore, in revenue bond financings, the bonds may be payable exclusively from moneys derived from the fees, rents and other charges collected from the bond-financed project. Payment of principal, interest and any premium on the bonds by the issuer of Virginia Issues which are revenue bonds may be adversely affected if the collection of fees, rents and charges from the project is diminished. Market volatility relates to the changes in market price that occur as a result of variations in the level of prevailing interest rates and yield relationships between sectors in the tax-exempt securities market and other market factors. Also, each Fund will be affected by general changes in interest rates nationally which will result in increases or decreases in the value of the securities held by such Fund.

The ability of each Fund to achieve its investment objectives is dependent on the continuing ability of the issuers of Virginia Issues in which the Fund invests to meet their obligations for the payment of principal, interest and premium when due.

PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement, and subject to the general control of the Trust’s Board of Trustees, places all orders for the purchase and sale of Fund securities. Purchases of Fund securities are made either directly from the issuer or from dealers who deal in tax-exempt securities. The Manager may sell Fund securities prior to maturity if circumstances warrant and if it believes such disposition is advisable. In connection with portfolio transactions for the Trust, the Manager seeks to obtain the best available net price and most favorable execution for its orders.

The Manager has no agreement or commitment to place transaction with any broker-dealer and no regular formula is used to allocate orders to any broker-dealer. However, the Manager may place security orders with brokers or dealers who furnish research and brokerage services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services would be generated through underwriting concessions from purchases of new issue fixed income securities. Such research and brokerage services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party databases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. Thus, the Manager may be able to supplement its own information and to consider the views and information of other research organizations in arriving at its investment decisions. If such information is received and it is in fact useful to the Manager, it may tend to reduce the Manager’s costs.

The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. In evaluating the performance of the brokers and dealers, the Manager considers whether the broker-dealer has generally provided the Manager with the best overall terms available, which includes obtaining the best available price and most favorable execution. The receipt of research from broker-dealers that execute transactions on behalf of the Trust may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers that have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Trust. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Trust. Such research

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and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See The Trust’s Manager.

Securities of the same issuer may be purchased, held, or sold at the same time by the Trust for any or all of its Funds, or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Trust, as well as the Manager’s other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Trust with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Trust. In some instances, this procedure may affect the price and size of the position obtainable for the Trust. The tax-exempt securities market is typically a “dealer” market in which investment dealers buy and sell bonds for their own accounts, rather than for customers, and although the price may reflect a dealer’s mark-up or mark-down, the Trust pays no brokerage commissions as such. In addition, some securities may be purchased directly from issuers.

The Manager directed a portion of the Virginia Bond Fund’s transactions to certain broker-dealers that provided the Manager with research, analysis, advice, and similar services. For the fiscal year ended March 31, 2010, such transactions and related underwriting concessions amounted to the following:

Fund	Transaction Amount	Underwriting Concessions
Virginia Bond	$4,778,892	$24,675

Portfolio Turnover Rates

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year.

The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the Virginia Bond Fund’s portfolio appropriate in view of its investment objective. For example, securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities. The Virginia Bond Fund may purchase or sell securities solely to achieve short-term trading profits. These activities may increase the portfolio turnover rate for the Fund, which may result in the Fund incurring higher brokerage costs and realizing more taxable gains than would otherwise be the case in the absence of such activities.

For the last two fiscal years ended March 31, the Virginia Bond Fund’s portfolio turnover rates were as follows:

2009 . . . 1%	2010. . .3%

Portfolio turnover rates have been calculated excluding short-term variable rate securities, which are those with put date intervals of less than one year.

FUND HISTORY AND DESCRIPTION OF SHARES

The Trust, formerly known as USAA State Tax-Free Trust, is an open-end management investment company established as a statutory trust under the laws of the state of Delaware pursuant to a Master Trust Agreement dated June 21, 1993, as amended. The Trust is authorized to issue shares of beneficial interest in separate portfolios. Forty-six such portfolios have been established, two of which are described in this SAI. Under the Master Trust Agreement, the Board of Trustees is authorized to create new portfolios in addition to those already existing without shareholder approval. The Trust is permitted to offer additional funds or classes of shares.  Each class of shares of a Fund is a separate share class of that Fund and is not a separate mutual fund. The Adviser Shares are designed to be sold only through brokers, dealers, banks, insurance companies, investment advisers, and other financial intermediaries that provide various distribution and administrative services.

The Funds are series of the Trust and are diversified. The Trust began offering shares of the Funds in August 2006. The Funds formerly were series of USAA Tax Exempt Fund, Inc., a Maryland corporation, which began offering shares of the Virginia Bond and the Virginia Money Market Funds in October 1990, and was reorganized into the Trust in August 2006. The Virginia Bond Fund offers two classes of shares, identified as retail shares and Adviser Shares. The Adviser Shares were established on April 9, 2010, and

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commenced offering on August 1, 2010. Shares of each class of a Fund represent identical interests in that Fund’s investment portfolio and have the same rights, privileges and preferences. However, each class may differ with respect to expenses allocable to that class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. Shares of each Fund are entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund. Due to the different expenses of each class, however, dividends and liquidation proceeds on retail shares, institutional shares and adviser shares will differ. The different expenses applicable to each class of shares of a Fund also will affect the performance of each class.

Each Fund’s assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds’ relative net assets during the fiscal year or in such other manner as the Trustees determine to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board. Upon liquidation of that Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution.

Under the Trust’s Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Trustees for shareholder information in order to obtain signatures to request a shareholder meeting. The Trust may fill vacancies on the Board or appoint new Trustees if the result is that at least two-thirds of the Trustees have still been elected by shareholders. Moreover, pursuant to the Master Trust Agreement, any Trustee may be removed by the vote of two-thirds of the outstanding Trust shares and holders of 10% or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. The Trust will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust’s Board of Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shareholders of a particular Fund might have the power to elect all of the Trustees of the Trust because that Fund has a majority of the total outstanding shares of the Trust. When issued, each Fund’s shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

Taxation of the Funds

Each Fund, which is treated as a separate corporation for federal tax purposes, intends to continue to qualify each taxable year for treatment as a regulated investment company (RIC) under Subchapter M of Chapter 10 of the Internal Revenue Code of 1986, as amended (the Code) (RIC). Accordingly, a Fund will not be liable for federal income tax on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that it distributes to its shareholders, provided that it distributes at least 90% of its net investment income and the excess of its net short-term capital gain over its net short-term capital loss for the taxable year.

To continue to qualify for treatment as a RIC, a Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from interest dividends, payments with respect to securities loans, gains from the sale or other disposition of securities, and other income (including gains from options or futures contracts) derived with respect to its business of investing in securities (the 90% test) and (2) satisfy certain diversification requirements at the close of each quarter of its taxable year. Furthermore, for a Fund to pay tax-exempt income dividends, at least 50% of the value of its total assets at the close of each quarter of its taxable year must consist of obligations the interest on which is exempt from federal income tax. Each Fund intends to continue to satisfy these requirements.

The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for that calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31 of that year, and (3) any prior undistributed taxable income and gains. Each Fund intends to continue to make distributions to avoid imposition of this excise tax.

For federal income tax purposes, debt securities purchased by a Fund, including zero coupon bonds, may be treated as having original issue discount (generally, the excess of the stated redemption price at maturity of a debt obligation over its issue price).

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Original issue discount is treated for federal income tax purposes as income earned by a Fund, whether or not any payment is actually received, and therefore is subject to the distribution requirements mentioned above. However, original issue discount with respect to tax-exempt obligations generally will be excluded from a Fund’s taxable income, although that discount will be included in its gross income for purposes of the 90% test and will be added to the adjusted tax basis of those obligations for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest.

A Fund may purchase debt securities at a market discount. A market discount exists when a security is purchased at a price less than its original issue price adjusted for accrued original issue discount, if any. The Funds intend to defer recognition of accrued market discount on a security until maturity or other disposition of the security. For a security purchased at a market discount, the gain realized on disposition will be treated as taxable ordinary income to the extent of accrued market discount on the security.

The Funds may also purchase debt securities at a premium, i.e., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date, but no deduction is allowed for the premium amortization. The amortized bond premium on a security will reduce Fund’s adjusted tax basis in the security. For taxable securities, the premium may be amortized if a Fund so elects. The amortized premium on taxable securities is first offset against interest received on the securities and then allowed as a deduction, and, generally must be amortized under an economic accrual method.

Taxation of the Shareholders

The portion of the dividends a Fund pays (excluding capital gain distributions) equal to the excess of its excludable interest over certain amounts disallowed as deductions will qualify as “exempt-interest dividends,” and thus will be excludable from its shareholders’ gross income for federal income tax purposes, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under Code section 103(a); each Fund intends to continue to satisfy this requirement. The aggregate dividends a Fund designates as exempt-interest dividends for any taxable year may not exceed its net tax-exempt income for the year.

Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from a Fund are includable in their “modified adjusted gross income” for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

If a Fund invests in any instruments that generate taxable income (such as market discount bonds, as described above, options, futures, other derivatives, securities of other investment companies that pay distributions other than exempt-interest dividends or otherwise under the circumstances described in the Funds’ prospectus and this SAI) or engages in securities lending, the portion of any dividend that Fund pays that is attributable to the income earned on those instruments or from such lending will be taxable to its shareholders as ordinary income to the extent of its earnings and profits (and will not qualify for the 15% maximum federal income tax rate on  certain dividends applicable to individual shareholders), and only the remaining portion will qualify as an exempt-interest dividend. Moreover, if a Fund realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders. Those distributions will be subject to a 15% maximum federal income tax rate for individual shareholders to the extent they are attributable to net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) a Fund recognizes on sales or exchanges of capital assets through March 31, 2011, as noted in the prospectus, but distributions of other capital gain will be taxed as ordinary income.

All distributions of investment income during a year will have the same percentage designated as tax-exempt. This method is called the “average annual method.” Since the Funds invest primarily in tax-exempt securities, the percentage will be substantially the same as the amount actually earned during any particular distribution period.

Taxable distributions are generally included in a shareholder’s gross income for the taxable year in which they are received. However, dividends and other distributions declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31 if the paid during the following January.

A shareholder of the Virginia Bond Fund should be aware that a redemption of shares (including any exchange into another USAA Fund) is a taxable event, and, accordingly, a capital gain or loss may be recognized. If a shareholder receives an exempt-interest dividend with respect to any share and has held that share for six months or less, any loss on the redemption or exchange of that share will be disallowed to the extent of such exempt-interest dividend. Similarly, if a shareholder of the Fund receives a distribution taxable as long-term capital gain and redeems or exchanges that Fund’s shares before he or she has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss.

The Funds may invest in industrial development revenue bonds, which are a type of private activity bonds (PABs) under the Code. Interest on certain of those bonds generally is a tax preference item for purposes of the federal alternative minimum tax (AMT),

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although the interest continues to be excludable from federal gross income. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from industrial development revenue bonds is one of the tax preference items that is added to income from other sources for the purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. For corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings (ACE) exceed alternative minimum taxable income before the ACE adjustment. For corporate taxpayers, all tax-exempt interest is considered in calculating the AMT as part of the ACE. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager’s nor the Funds’ counsel makes any review of the basis for such opinions.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes.

Entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development revenue bonds should consult their tax advisers before purchasing Fund shares because, for users of certain of these facilities, the interest on industrial development revenue bonds is not exempt from federal income tax. For these purposes, “substantial user” is defined to include a “non-exempt person” who regularly uses in a trade or business a part of a facility financed from the proceeds of or industrial development revenue bonds.

The Tax Exempt Virginia Money Market Fund must withhold and remit to the U.S. Treasury 28% of taxable dividends, and each Tax Exempt Virginia Bond Fund must withhold and remit thereto 28% of taxable dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which gain or loss may be realized), otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from the Funds’ dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason.  Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

VIRGINIA TAX CONSIDERATIONS

As a regulated investment company, each Fund may distribute dividends (Virginia exempt-interest dividends) and capital gains (Virginia exempt-capital gains) that are exempt from the Virginia income tax to its shareholders if (1) at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations, the interest on which is excluded from gross income for federal income tax purposes and (2) the Fund satisfies certain Virginia reporting requirements. The Funds intend to qualify and report under the above requirement so that they can distribute Virginia exempt-interest dividends and Virginia exempt-capital gains. If a Fund fails to so qualify or report, no part of its dividends or capital gains will be exempt from the Virginia income tax.

The portion of dividends constituting Virginia exempt-interest dividends is that portion derived from obligations of Virginia or its political subdivisions or instrumentalities or derived from obligations of the United States which pay interest excludable from Virginia taxable income under the laws of the United States. Dividends (1) paid by the Funds, (2) excluded from gross income for federal income tax purposes, and (3) derived from interest on obligations of certain territories and possessions of the United States (those issued by Puerto Rico, the Virgin Islands or Guam) will be exempt from the Virginia income tax.

Capital gains of distributions will be Virginia exempt-capital gains to the extent derived from long-term capital gains from the sale or exchange by the Funds of obligations of the Commonwealth, any political subdivision or instrumentality of the Commonwealth, or the United States.

To the extent any portion of the dividends distributed to the shareholders by the Funds is derived from taxable interest for Virginia purposes or, as a general rule, net short-term gains, such portion will be taxable to the shareholders as ordinary income. Capital gains distributions, except to the extent attributable to Virginia exempt-capital gains, generally will be taxable as long-term capital gains to shareholders regardless of how long the shareholders have held their shares. Generally, interest on indebtedness incurred by shareholders to purchase or carry shares of the Funds will not be deductible for Virginia income tax purposes.

The foregoing is only a summary of some of the important Virginia income tax considerations generally affecting the Funds and their shareholders, and does not address any Virginia taxes other than income taxes. No attempt is made to present a detailed explanation of the Virginia income tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful

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planning. Accordingly, potential investors in the Funds should consult their tax advisers with respect to the application of Virginia taxes to the receipt of the Funds’ dividends and other distributions and as to their own Virginia tax situation.

TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees of the Trust consists of six Trustees who supervise the business affairs of the Trust. The Board of Trustees is responsible for the general oversight of the Funds’ business and for assuring that the Funds are managed in the best interests of each Fund’s respective shareholders. The Board of Trustees periodically reviews the Funds’ investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds’ service providers, including IMCO and its affiliates.

 Board Leadership Structure

The Board of Trustees is comprised of a super-majority (over 80%) of Trustees who are not “interested persons” (as defined under the 1940 Act) of the Funds (the “Non-Interested Trustees”). In addition, the Chairman of the Board of Trustees is a Non-Interested Trustee. The Chairman presides at meetings of the Trustees, and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the funds’ management, officers, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board may also designate working groups or ad hoc committees as it deems appropriate.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board considers leadership by Non-Interested Trustee as Chairman to be integral to promoting effective independent oversight of the Funds’ operations and meaningful representation of the shareholders’ interests, given the number of Funds offered by the Trust and the amount of assets that these Funds represent. The Board also believes that having a super-majority of Non-Interested Trustees is appropriate and in the best interest of the Funds’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, important elements in its decision-making process. In addition, the Board believes that Mr. Claus, as President of USAA’s FinancialAdvice and Solutions Group, provides the Board with the Adviser’s perspective in managing and sponsoring the Funds. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Board Oversight of Risk Management

As registered investment companies, the Funds are subject to a variety of risks, including investment risks (such as, among others, market risk, credit risk and interest rate risk), financial risks (such as, among others, settlement risk, liquidity risk and valuation risk), compliance risks, and operational risks. The Trustees play an active role, as a full board and at the committee level, in overseeing risk management for the Funds. The Trustees delegate the day-to-day risk management of the Funds to various groups, including but not limited to, portfolio management, risk management, compliance, legal, fund accounting, and various committees discussed herein. These groups provide the Trustees with regular reports regarding investment, valuation, liquidity, and compliance, as well as the risks associated with each. The Trustees also oversee risk management for the Funds through regular interactions with the Funds’ external auditors.

The Board also participates in the Funds’ risk oversight, in part, through the Funds’ compliance program, which covers the following broad areas of compliance: investment and other operations; recordkeeping; valuation and pricing; communications and disclosure; reporting and accounting; portfolio management, trading practices, code of ethics and protection of non-public information, accuracy of disclosures, safeguarding of fund assets, recordkeeping, marketing, fees, privacy, anti-money laundering, business continuity, valuation and pricing of funds shares, processing of fund shares, affiliated transactions, fund governance and market timing. The program seeks to identify and assess risk through various methods, including through regular interdisciplinary communications between compliance professionals and business personnel who participate on a daily basis in risk management on behalf of the Funds. The Funds’ chief compliance officer provides an annual compliance report and other compliance related briefings to the Board in writing and in person.

IMCO seeks to identify for the Board the risks that it believes may affect the Funds and develops processes and controls regarding such risks. However, risk management is a complex and dynamic undertaking and it is not always possible to comprehensively

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identify and/or mitigate all such risks at all times since risks are at times impacted by external events. In discharging its oversight responsibilities, the Board considers risk management issues throughout the year with the assistance of its various committees as described below. Each committee presents reports to the Board after its meeting, which may prompt further discussion of issues concerning the oversight of the Funds’ risk management. The Board as a whole also reviews written reports or presentations on a variety of risk issues as needed and may discuss particular risks that are not addressed in the committee process.

Among other committees, the Board has established an Audit Committee, which is composed solely of Non-Interested Trustees and which oversees management of financial risks and controls. The Audit Committee serves as the channel of communication between the independent auditors of the Funds and the Board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process. Although the Audit Committee is responsible for overseeing the management of financial risks, the Board is regularly informed of these risks through committee reports.

Trustee Qualifications

The Board believes that all of the Trustees bring to the Board a wealth of executive leadership experience derived from their service as executives, board members, and leaders of diverse companies, academic institutions, and community and other organizations. The Board also believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. In determining whether an individual is qualified to serve as a Trustee of the Funds, the Board considers a wide variety of information about the Trustee, and multiple factors contribute to the Board's decision. However, there are no specific required qualifications for Board membership. Each Trustee is determined to have the experience, skills, and attributes necessary to serve the Funds and their shareholders because each Trustee demonstrates an exceptional ability to consider complex business and financial matters, evaluate the relative importance and priority of issues, make decisions, and contribute effectively to the deliberations of the Board. The Board also considers the individual experience of each Trustee and determines that the Trustee’s professional experience, education, and background contribute to the diversity of perspectives on the Board. The business experience and objective thinking of the Trustees are considered invaluable assets for IMCO management and, ultimately, the Funds’ shareholders.

Set forth below are the Non-Interested Trustees, the Interested Trustee, officers, and each of their respective offices and principal occupations during the last five years, length of time served, information relating to any other directorships held, and the specific roles and experience of each Board member that factor into the determination that the Trustee should serve on the Board.

Non-Interested Trustees

Name, Address* and Age	Position(s) Held with Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During the Past Five Years and Other Directorships Held and Experience	Number of USAA Funds Overseen by Trustee/Officer

Barbara B. Dreeben (65)	Trustee	January 1994
President, Postal Addvantage (7/92-present), which is a postal mail list management service. Ms. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Ms. Dreeben brings to the board particular experience with community and organizational development as well as over 16 years’ experience as a board member.
One registered investment company consisting of 46 funds

Robert L. Mason, Ph.D. (64)	Trustee	January 1997	Institute Analyst, Southwest Research Institute (3/02-present); which focuses in the fields of technological research. Dr. Mason	One registered investment company consisting of 46 funds

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holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Dr. Mason brings to the board particular experience with information technology matters, statistical analysis, and human resources as well as over 13 years’ experience as a board member.

Barbara B. Ostdiek Ph.D. (46)	Trustee	January 2008
Jesse H. Jones Graduate School of  Business, Associate Professor of  Management, Rice University (7/01-present) and Academic Director, El Paso Corporation Finance Center (7/02-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Dr. Ostdiek brings to the board particular experience with financial investment manage-ment, education, and research as well as over two years’ experience as a board member.
One registered investment company consisting of 46 funds

Michael F. Reimherr (64)	Trustee	January 2000
President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Reimherr brings to the board particular experience with organizational development, budgeting, finance, and capital markets as well as over 10 years’ experience as a board member.
One registered investment company consisting of 46 funds

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Richard A. Zucker (67)	Trustee and Chairman	January 1992 and Chair since February 2005
Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Zucker brings to the board particular experience with budgeting, finance, ethics, operations management as well as over 18 years’ experience as a board member.
One registered investment company consisting of 46 funds

*      The address for each Non-Interested Trustee is USAA Investment Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.

**      The term of office for each Trustee is twenty (20) years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Trustees and officers of the Trust who are employees of the Manager or affiliated companies and are considered “interested persons” under the 1940 Act.

Interested Trustee
Name, Address* and Age	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years and Other Directorships Held and Experience	Number of USAA Funds Overseen by Trustee/Officer
Christopher W. Claus (49)	Trustee, President, and Vice Chairman	February 2001
Chair of the Board of Directors (IMCO) (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2-07); Chair of the Board of Directors, of USAA Financial Advisors, Inc. (FAI) (1/07-present); President FAI (12/07-10/09); President Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Investment Corporation, USAA Shareholder Account Services (SAS) and USAA Financial Planning Services Insurance Agency, Inc. (FPS). He also serves as Vice Chair for USAA Life Insurance Company (USAA Life). Mr. Claus’s 16 years with IMCO and his position as principal executive officer of the USAA mutual funds give him intimate experience with the day-to-day management and operations of the USAA mutual funds.
One registered investment company consisting of 46 funds

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Interested Officers

Name, Address* and Age	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years	Number of USAA Funds Overseen by Trustee/Officer
Daniel S. McNamara (44)	Vice President	December 2009
President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors
(9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (9/01-9/09).
One registered investment company consisting of 46 funds

R. Matthew Freund (47)	Vice President	April 2010	Senior Vice President, Investment Portfolio Management, IMCO (03/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a director of SAS.	One registered investment company consisting of 46 funds

John P. Toohey (42)	Vice President	June 2009	Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments, (12/03-1/09); Vice President, AIG Investments (12/00-11/03).	One registered investment company consisting of 46 funds

Christopher P. Laia (50)	Secretary	April 2010
Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the officer positions of Vice President and Secretary, IMCO and SAS, and Vice President and Assistant Secretary of FAI and FPS.
One registered investment company consisting of 46 funds

James G. Whetzel (32)	Assistant Secretary	April 2010	Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).	One registered investment company consisting of 46 funds

Roberto Galindo, Jr. (49)	Treasurer	February 2008	Assistant Vice President, Portfolio Accounting/ Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).	One registered investment company consisting of 46 funds

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William A. Smith (62)	Assistant Treasurer	February 2009
Vice President, Senior Financial Officer and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09- present); Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/ Accounttemps, (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).
One registered investment company consisting of 46 funds

Jeffrey D. Hill (42)	Chief Compliance Officer	September 2004	Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).	One registered investment company consisting of 46 funds

* The address of the Interested Trustee and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

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Committees of the Board of Trustees

The Board of Trustees typically conducts regular meetings five or six times a year to review the operations of the Funds in the USAA family of funds. During the Funds’ most recent full fiscal year ended March 31, 2010, the Board of Trustees held meetings six times. A portion of these meetings is devoted to various committee meetings of the Board of Trustees, which focus on particular matters. In addition, the Board of Trustees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board of Trustees has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. The duties of these four Committees and their present membership are as follows:

Executive Committee: Between the meetings of the Board of Trustees and while the Board is not in session, the Executive Committee of the Board of Trustees has all the powers and may exercise all the duties of the Board of Trustees in the management of the business of the Trust that may be delegated to it by the Board. Trustees Claus and Zucker are members of the Executive Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Executive Committee held no meetings.

Audit Committee: The Audit Committee of the Board of Trustees reviews the financial information and the independent auditors’ reports, and undertakes certain studies and analyses as directed by the Board. Trustees Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Audit Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Audit Committee held meetings four times.

Pricing and Investment Committee: The Pricing and Investment Committee of the Board of Trustees acts upon various investment-related issues and other matters that have been delegated to it by the Board. Trustees Claus, Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Pricing and Investment Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Pricing and Investment Committee held meetings five times.

Corporate Governance Committee: The Corporate Governance Committee of the Board of Trustees maintains oversight of the organization, performance, and effectiveness of the Board and independent Trustees. Trustees Dreeben, Mason, Ostdiek, Reimherr, and Zucker are members of the Corporate Governance Committee. During the Funds’ most recent full fiscal year ended March 31, 2010, the Corporate Governance Committee held meetings six times.

In addition to the previously listed Trustees and/or officers of the Trust who also serve as Directors and/or officers of the Manager, the following individual is an executive officer of the Manager: Clifford Gladson, Senior Vice President, Investment Adviser. There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

The following table sets forth the dollar range of total equity securities beneficially owned by the Trustees of the Funds listed in this SAI and in all the USAA Funds overseen by the Trustees as of the calendar year ended December 31, 2009.

USAA Fund
	Virginia	Virginia Money	Complex
	Bond Fund	Market Fund	Total
Interested Trustee
Christopher W. Claus	None	None	Over $100,000

Non Interested Trustees
Barbara B. Dreeben	None	None	Over $100,000
Robert L. Mason, Ph.D.	None	None	Over $100,000
Barbara B. Ostdiek, Ph. D.	None	None	$50,001-$100,00
Michael F. Reimherr	None	None	Over $100,000
Richard A. Zucker	None	None	Over $100,000

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The following table sets forth information describing the compensation of the current Trustees of the Trust for their services as Trustees for the fiscal year ended March 31, 2010.

Name	Aggregate	Total Compensation
of	Compensation from	from the USAA
Trustee	Funds Listed in this SAI	Family of Funds (b)
Interested Trustee
Christopher W. Claus	None (a)	None (a)

Non Interested Trustees
Barbara B. Dreeben	$ 3,966	$ 89,650
Robert L. Mason, Ph.D.	$ 3,966	$ 89,650
Barbara B. Ostdiek, Ph.D.	$ 3,701	$ 83,650
Michael F. Reimherr	$ 3,701	$ 83,650
Richard A. Zucker	$ 4,232	$ 95,650

(a)	Christopher W. Claus is affiliated with the Trust’s investment adviser, IMCO, and, accordingly, receives no remuneration from the Trust.

(b)	At March 31, 2010, the USAA Fund Complex consisted of one registered investment company with 46 individual funds.

No compensation is paid by any fund to any Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Trust reimburses certain expenses of the Trustees who are not affiliated with the investment adviser. As of June 30, 2010, the officers and Trustees of the Trust and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Trust.

As of June 30, 2010, USAA and its affiliates (including related employee benefit plans) owned no shares of the Funds. The Trust knows of no one person who, as of June 30, 2010, held of record or owned beneficially 5% or more of either Fund’s shares.

THE TRUST’S MANAGER

As described in the prospectus, IMCO is the manager and investment adviser, providing services under the Advisory Agreement. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for the Trust from its inception.

In addition to managing the Trust’s assets, IMCO advises and manages the investments for USAA and its affiliated companies. As of the date of this SAI, total assets under management by IMCO were approximately $78 billion, of which approximately $39 billion were in mutual fund portfolios.

Advisory Agreement

Under the Advisory Agreement, IMCO provides an investment program, carries out the investment policy, and manages the portfolio assets for each Fund. For these services under the Advisory Agreement, the Trust has agreed to pay IMCO a fee computed as described under Fund Management in the prospectus. Management fees are computed and accrued daily and payable monthly. IMCO is authorized, subject to the control of the Board of Trustees of the Trust, to determine the selection, amount, and time to buy or sell securities for each Fund. IMCO compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of IMCO or its affiliates.

Except for the services and facilities provided by IMCO, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; cost of preparing and distributing proxy material; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested persons (not affiliated) of IMCO; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. IMCO pays the cost of printing and mailing copies of the prospectus, the SAI, and reports to prospective shareholders.

The Advisory Agreement will remain in effect until July 31, 2011, for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Trustees (on behalf of such Fund) including a majority of the Trustees who are not interested persons of IMCO or (otherwise than as Trustees) of the Trust, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Trust or IMCO on 60 days’ written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

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From time to time, IMCO may voluntarily, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. IMCO may modify or eliminate the voluntary waiver at any time without prior notice to shareholders.

For the last three fiscal years ended March 31, management fees were as follows:

	2008	2009	2010
Virginia Bond Fund	$ 1,718,832	$1,540,453	$1,487,174
Virginia Money Market Fund	$ 760,593	$ 865,728	$ 775,562

Because the Virginia Money Market Fund’s expenses exceeded IMCO’s voluntary expense limitations, IMCO did not receive management fees to which it would have been entitled of $196,555 for the fiscal year ended March 31, 2010.

The Virginia Bond Fund’s management fee is based upon two components, a base fee and performance adjustment. The base fee of the Funds is accrued daily and paid monthly, is computed as a percentage of the aggregate average net assets of both Funds combined. This base fee is allocated between the Funds based on the relative net assets of each Fund. This base fee is computed and paid at one-half of one percent (0.50%) of the first $50 million of average net assets, two-fifths of one percent (0.40%) for that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (0.30%) for that portion of average net assets over $100 million. The performance adjustment for the Virginia Bond Fund increases or decreases the base fee depending upon the performance of the Fund relative to its relevant index. The Virginia Bond Fund’s performance will be measured relative to that of the Lipper Virginia Municipal Debt Fund Index. With respect to the Virginia Money Market Fund, the management fee will continue to consist solely of the base fee discussed in this paragraph.

Computing the Performance Adjustment

For any month, the base fee of the Virginia Bond Fund will equal the Fund’s average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund’s average annual performance during the performance period compared to the average annual performance of the Fund’s relevant index over the same time period. The performance period for the Virginia Bond Fund consists of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Virginia Bond Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart on the following page:

Over/Under Performance	Annual Adjustment Rate
Relative to Index	(in basis points as a percentage
(in basis points) 1	of a Fund’s average net assets)1
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

1     Based on the difference between average annual performance of the Fund and its Relevant Index, rounded to the nearest basis point (.01%). Average net assets are calculated over a rolling 36-month period.

For example, assume that a fixed income fund with average net assets of $900 million has a base fee of 0.30 of 1% (30 basis points) of the fund’s average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:

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 Examples

	1	2	3	4	5	6
Fund Performance (a)	6.80%	5.30%	4.30%	-7.55%	-5.20%	-3.65%
Index Performance (a)	4.75%	5.15%	4.70%	-8.50%	-3.75%	-3.50%
Over/Under Performance (b)	205	15	-40	95	-145	-15
Annual Adjustment Rate (b)	6	0	-4	5	-6	0
Monthly Adjustment Rate (c)	0.0049%	n/a	(.0033%)	0.0041%	(.0049%)	n/a
Base Fee for Month	$221,918	$221,918	$221,918	$221,918	$221,918	$221,918
Performance Adjustment	41,650	0	(28,050)	34,850	(41,650)	0
Monthly Fee	$263,568	$221,918	$193,868	$256,768	$180,268	$221,918

(a)  Average annual performance over a 36-month period

(b)  In basis points

       (c)  Annual Adjustment Rate divided by 365, multiplied by 30, and stated as a percentage

The Virginia Bond Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within the Virginia Municipal Debt Fund Index. Because the adjustment to the base fee is based upon the Fund’s performance compared to the investment record of its respective Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund’s performance is up or down per se, but whether it is up or down more or less than the record of its Index. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

Administration and Servicing Agreement

Under an Administration and Servicing Agreement effective August 1, 2001, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds’ operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Trust has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (0.15%) for the Virginia Bond Fund and one-tenth of one percent (0.10%) for the Virginia Money Market Fund of the average net assets of the respective Fund. We may also delegate one or more of our responsibilities to others at our expense.

For the last three fiscal years ended March 31, the Trust paid IMCO the following administration and servicing fees:

	2008	2009	2010
Virginia Bond Fund	$ 815,772	$ 781,054	$ 818,763
Virginia Money Market Fund	$ 238,304	$ 271,430	$ 243,104

In addition to the services provided under the Funds’ Administration and Servicing Agreement, the Manager also provides certain compliance, legal, and taxservices for the benefit of the Funds. The Trust’s Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the fiscal year ended March 31, 2008, the Funds reimbursed the Manager for these

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legal and tax services and for the fiscal year ended March 31, 2009, the Funds reimbursed the Manager for legal services, and for the fiscal year ended March 31, 2010, the Funds reimbursed the Manager for these legal and compliance services, as follows:

	2008	2009	2010
Virginia Bond Fund	$ 9,165	$7,408	$ 24,393
Virginia Money Market Fund	$ 4,181	$3,807	$ 11,362

Code of Ethics

The Funds and the Manager have adopted a joint code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities, including securities that may be purchased or held by a Fund, but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Board of Trustees reviews the administration of the joint code of ethics at least annually and receives certifications from the Manager regarding compliance with the code of ethics annually.

While the officers and employees of the Manager, as well as those of the Funds, may engage in personal securities transactions, there are certain restrictions in the procedures in the Code of Ethics adopted by the Manager and the Funds. The Code of Ethics are designed to ensure that the shareholders’ interests come before the individuals who manage their Funds. The Code of Ethics require the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds to abide by the Code of Ethics requirements before executing permitted personal trades. A copy of the Code of Ethics has been filed with the SEC and is available for public review.

Underwriter

The Trust has an agreement with IMCO for exclusive underwriting and distribution of the Funds’ shares on a continuing best efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

Transfer Agent

USAA Shareholder Account Services (the Transfer Agent), 9800 Fredericksburg Road, San Antonio, Texas 78288,   performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $25.50 per account. This fee is subject to change at any time.

The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. Each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Trust. In addition, certain entities may receive payments directly or indirectly from the Transfer Agent, IMCO, or their affiliates for providing shareholder services to their clients who hold Fund shares.

PORTFOLIO MANAGER DISCLOSURE

Other Accounts Managed

The following tables set forth other accounts for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended March 31, 2010, unless otherwise specified.

Virginia Bond Fund

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
John C. Bonnell	8*	$6,987,685,675	0	$0	0	$0

* Three of these accounts with total assets of $3,079,852,664 have advisory fees based on the performance of the account.

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Conflicts of Interest

These portfolio managers provide portfolio management services only to investment companies in the USAA retail fund family and do not manage any private accounts of unregistered mutual funds. Portfolio managers make investment decisions for the funds they manage based on the fund’s investment objective, permissible investments, cash flow and other relevant investment considerations that they consider applicable to that portfolio. Therefore, portfolio managers could purchase or sell securities for one portfolio and not another portfolio, or can take similar action for two portfolios at different times, even if the portfolios have the same investment objective and permissible investments.

Potential conflicts of interest may arise when allocating and/or aggregating trades for funds with a performance fee and those without a performance fee. IMCO often will aggregate multiple orders for the same security for different mutual funds into one single order. To address these potential conflicts of interest, IMCO has adopted detailed procedures regarding the allocation of client orders, and such transactions must be allocated to funds in a fair and equitable manner.

The performance of each Fund is also periodically reviewed by IMCO’s Investment Strategy Committee (ISC), and portfolio managers have the opportunity to explain the reasons underlying a Fund’s performance. The ISC and the Trust's Board of Trustees also routinely review and compare the performance of the Virginia Funds with the performance of the other funds with the same investment objectives and permissible investments.

As discussed above, IMCO has policies and procedures designed to seek to minimize potential conflicts of interest arising from portfolio managers advising multiple funds. The Mutual Funds compliance department monitors a variety of areas to ensure compliance with the USAA Funds Compliance Program written procedures, including monitoring each fund’s compliance with its investment restrictions and guidelines, and monitoring and periodically reviewing or testing transactions made on behalf of multiple funds to seek to ensure compliance with the USAA Funds Compliance Program written policies and procedures.

Compensation

IMCO’s compensation structure includes a base salary and an incentive component. The portfolio managers are officers of IMCO and their base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager’s annual evaluation or if the portfolio manager is promoted. Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Fund(s) managed by the portfolio manager compared to each Fund’s comparative ranking against all funds within the appropriate Lipper category, or for money market funds within the appropriate iMoneyNet, Inc. category. Each fixed income fund, except for the money market funds, has a performance fee component to the advisory fee earned by IMCO. The performance fee adjustment for these Funds is based on the Fund's relative performance compared to the appropriate Lipper index, rather than the Fund’s ranking against all funds in its Lipper category. Portfolio managers will receive incentive payments under this plan only if the Funds they manage are at or above the 50th percentile compared to their industry peers, and the incentive payment increases the higher the Fund’s relative ranking in its peer universe. In determining the incentive payment of a portfolio manager who manages more than one Fund, IMCO considers the relative performance of each Fund in proportion to the total assets managed by the portfolio manager.

In addition to salary and incentive payments, portfolio managers also participate in other USAA benefits to the same extent as other employees. Also, USAA has established certain supplemental retirement programs and bonus program available to all officers of USAA-affiliated companies.

Portfolio Ownership

Because the Virginia Funds can be offered for sale to Virginia residents only, as of the fiscal year ended March 31, 2010, the Funds’ portfolio managers did not beneficially own any securities of these Funds.

PORTFOLIO HOLDINGS DISCLOSURE

The Trust’s Board of Trustees has adopted a policy on selective disclosure of portfolio holdings. The Trust’s policy is to protect the confidentiality of each Fund’s portfolio holdings and prevent the selective disclosure of material non-public information about the identity of such holdings. To prevent the selective disclosure of portfolio holdings of the Funds, the general policy of the Funds is to not disclose any portfolio holdings of the Funds, other than the portfolio holdings filed with the SEC on Form N-CSR (i.e., annual and semiannual reports) , Form N-Q (i.e., quarterly portfolio holdings reports), and Form N-MFP (i.e., monthly portfolio holdings reports for the Virginia Money Market Fund that will be made public 60 days after the end of the month to which the information pertains, beginning December 2010), and any portfolio holdings made available on usaa.com. This general policy shall not apply, however, in the following instances:

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■      Where the person to whom the disclosure is made owes a fiduciary or other duty of trust or confidence to the Funds (e.g., auditors, attorneys, and Access Persons under the Funds’ Code of Ethics);

■      Where the person has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information (e.g., custodians, accounting agents, securities lending agents, subadvisers, rating agencies, mutual fund evaluation services, such as Lipper, and proxy voting agents);

■      As disclosed in this SAI; and

■      As required by law or a regulatory body.

If portfolio holdings are released pursuant to an ongoing arrangement with any party that owes a fiduciary or other duty of trust or confidence to a Fund or has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund’s portfolio holdings. If the applicable conditions set forth above are satisfied, the Fund may distribute portfolio holdings to mutual fund evaluation services such as Lipper Inc. and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research. In providing this information to broker-dealers, reasonable precautions are taken to avoid any potential misuse of the disclosed information.

The Fund also may disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or agreement. These service providers include each Fund’s custodian, auditors, attorneys, investment adviser, administrator, and each of their respective affiliates and advisers.

Any person or entity that does not have a previously approved ongoing arrangement to receive non-public portfolio holdings information and seeks a Fund’s portfolio holdings information that (i) has not been filed with the SEC, or (ii) is not available on usaa.com, must submit its request in writing to the Fund’s Chief Compliance Officer (CCO), or USAA Securities Counsel, who will make a determination whether disclosure of such portfolio holdings may be made and whether the relevant Fund needs to make any related disclosure in its SAI. A report will be made to each Fund’s Board of Trustees at each quarterly meeting about (i) any determinations made by the CCO, USAA Securities Counsel, pursuant to the procedures set forth in this paragraph, and (ii) any violations of the portfolio holdings policy.

Each Fund intends to post its annual and semiannual reports, and quarterly schedules of portfolio holdings on usaa.com after these reports are filed with the SEC. In addition, the Virginia Bond Fund intends to post its top ten holdings on usaa.com 15 days following the end of each month, and, beginning October 2010, the Virginia Money Market Fund will post information related to its portfolio holdings on usaa.com five business days at the end of each month and will keep such information on the website for six months thereafter.

In order to address potential conflicts of interest between the interests of a Fund’s shareholders, on the one hand, and the interests of the Fund’s investment adviser, principal underwriter, or certain affiliated persons, on the other, the Funds have adopted the policies described above (i) prohibiting the receipt of compensation in connection with an arrangement to make available information about a Fund’s portfolio holdings and (ii) requiring certain  requests for non-public portfolio holdings information to be approved by the CCO or USAA Securities Counsel, and then reported to the Fund’s Board, including the Non Interested Trustees.

GENERAL INFORMATION

Custodian and Accounting Agent

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the Trust’s custodian and accounting agent. The Custodian is responsible for, among other things, safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, processing the pricing of each Fund’s securities, and collecting interest on the Funds’ investments. The accounting agent is responsible for, among other things, calculating each Fund’s daily net asset value and other recordkeeping functions.

Counsel

K&L Gates LLP, 1601 K Street N.W., Washington, DC 20006-1682, reviews certain legal matters for the Trust in connection with the shares offered by the prospectus.

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Independent Registered Public Accounting Firm

Ernst & Young LLP, 1800 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the current independent registered public accounting firm for the Funds. In this capacity, the firm is responsible for the audits of the annual financial statements of the Trust and reporting thereon.

APPENDIX A — TAX-EXEMPT SECURITIES AND THEIR RATINGS

Tax-Exempt Securities

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

The two principal classifications of tax-exempt securities are “general obligations” and “revenue” or “special tax” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt industrial development revenue bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial development revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying, tax-exempt securities. Short-term obligations issued by the states, cities, municipalities or municipal agencies include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes, and short-term notes.

The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Group (S&P), Fitch Ratings, Inc. (Fitch), Dominion Bond Rating Service Limited (Dominion) and A.M. Best Co., Inc. (A.M. Best) represent their opinions of the quality of the securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager to appraise independently the fundamental quality of the tax-exempt securities included in a Fund’s portfolio.

1.  Long-Term Debt Ratings:

Moody’s Investors Service (Moody’s)

Aaa	Obligations rated Aaa are judged to be of the best quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aaa through C. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

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Standard & Poor’s Ratings Group (S&P)

AAA	An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is EXTREMELY STRONG.

AA	An obligation rated AA differs from the highest rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is VERY STRONG.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still STRONG.

BBB
An obligation rated BBB exhibits ADEQUATE capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated C is currently highly vulnerable to nonpayment.

C	An obligation rated C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Ratings (Fitch)

AAA
Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB
Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

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CCC	High default risk. “CCC” ratings indicate default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.

CC	High default risk. A “CC” rating indicates that default of some kind appears probable.

C	High default risk. “C” ratings signal imminent default.

DDD
Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.

DD	Default. “DD” indicates potential recoveries in the range of 50%-90%.

D	Default. “D” indicates the lowest recovery potential, i.e. below 50%.

Plus (+) or Minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Dominion Bond Rating Service Limited (Dominion)

As is the case with all Dominion rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. Dominion ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every Dominion rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

AAA
Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned, and the entity has established a creditable track record of superior performance. Given the extremely tough definition that Dominion has established for this category, few entities are able to achieve a AAA rating.

AA
Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition that Dominion has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits, which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

A
Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

BBB
Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

BB
Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

B
Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC/
CC/C
Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B.” Bonds rated below “B” often have characteristics,

36

which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

D           This category indicates Bonds in default of either interest or principal.

Note: (high/low) grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating that is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.

A.M. Best Co., Inc. (A.M. Best)

A.M. Best’s Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its financial obligations to security holders when due. There ratings are assigned to debt and preferred stock issues.

aaa         Assigned to issues, where the issuer has, in A.M. Best’s opinion, an exceptional ability to meet the terms of the obligation.

aa          Assigned to issues, where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of the obligation.

a           Assigned to issues, where the issuer has, in A.M. Best’s opinion, a strong ability to meet the terms of the obligation.

bbb	Assigned to issues, where the issuer has, in A.M. Best’s opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb
Assigned to issues, where the issuer has, in A.M. Best’s opinion, speculative credit characteristics generally due to a modest margin of principal and interest payment protection and vulnerability to economic changes.

b
Assigned to issues, where the issuer has, in A.M. Best’s opinion, very speculative credit characteristics generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

ccc, cc,
c
Assigned to issues, where the issuer has, in A.M. Best’s opinion, extremely speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d	In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from “aa” to “bbb” may be enhanced with a “+” (plus) or “-” (minus) to indicate whether credit quality is near the top or bottom of a category.

2. Short-Term Debt Ratings

Moody’s State and Tax-Exempt Notes

MIG-1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG-3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

NP                 Not Prime. Issues do not fall within any of the Prime rating categories.

Moody’s Commercial Paper

Prime-1
Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•     Leading market positions in well-established industries.

•     High rates of return on funds employed.

•     Conservative capitalization structures with moderate reliance on debt and ample asset protection.

37

•     Broad margins in earning coverage of fixed financial charges and high internal cash generation.

•     Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2
Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3
Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P Tax-Exempt Notes

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P Commercial Paper

A-1
This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3
Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues rated “B” are regarded as having speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D
Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Fitch Commercial Paper, Certificates of Deposit, and Tax-Exempt Notes

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit features.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Default. Denotes actual or imminent payment default.

Dominion Commercial Paper

R-1 (high)
Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity that possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability, which is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the

38

extremely tough definition, which Dominion has established for an “R-1 (high),” few entities are strong enough to achieve this rating.

R-1 (middle)
Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition, which Dominion has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low)
Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high),
R-2 (middle),
R-2 (low)
Short-term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level, which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1 credit.” Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present, which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

R-3 (high),
R-3 (middle),
R-3 (low)
Short-term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

Note: All three Dominion rating categories for short-term debt use “high,” “middle,” or “low” as subset grades to designate the relative standing of the credit within a particular rating category.

A.M. Best

AMB-1+	Assigned to issues, where the issuer has, in A.M. Best’s opinion, the strongest ability to repay short-term debt obligations.

AMB-1	Assigned to issues, where the issuer has, in A.M. Best’s opinion, an outstanding ability to repay short-term debt obligations.

AMB-2	Assigned to issues, where the issuer has, in A.M. Best’s opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3
Assigned to issues, where the issuer has, in A.M. Best’s opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on shorter debt obligations.

AMB-4
Assigned to issues, where the issuer has, in A.M. Best’s opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company’s ability to meet its commitments on short-term debt obligations.

39

d	In default on payment of principal, interest or other terms and conditions. The rating is also utilized when a bankruptcy petition, or similar action, has been filed.

17004-0810

40

USAA MUTUAL FUNDS TRUST

PART C.OTHER INFORMATION

Item 23.Exhibits

a	(i)	USAA Mutual Funds Trust First Amended and Restated Master Trust Agreement dated April 20, 2006 (12)
	(ii)	USAA Mutual Funds Trust Second Amended and Restated Master Trust Agreement dated June 27, 2006 (15)

b		First Amended and Restated By-Laws, dated April 20, 2006 (12)

c		None other than provisions contained in Exhibits (a)(i), (a)(ii), and (b) above

d	(i)	Advisory Agreement dated August 1, 2001 with respect to the Florida Tax-Free Income and Florida Tax-Free Money Market Funds (7)
	(ii)	Management Agreement for the Extended Market Index Fund dated August 1, 2006 (15)
	(iii)	Advisory Agreement for the Nasdaq-100 Index Fund dated August 1, 2006 (15)
	(iv)	Management Agreement for the S&P 500 Index Fund dated August 1, 2006 (15)
	(v)	Advisory Agreement dated August 1, 2006 with respect to all other funds (15)
	(vi)	Investment Subadvisory Agreement between IMCO and BHMS dated August 1, 2006 (15)
	(vii)	Investment Subadvisory Agreement between IMCO and Batterymarch dated August 1, 2006 (15)
	(viii)	Investment Subadvisory Agreement between IMCO and The Boston Company dated August 1, 2006 (15)
	(ix)	Investment Subadvisory Agreement between IMCO and GMO dated August 1, 2006 (15)
	(x)	Investment Subadvisory Agreement between IMCO and Loomis Sayles dated August 1, 2006 (15)
	(xi)	Investment Subadvisory Agreement between IMCO and Marsico dated August 1, 2006 (15)
	(xii)	Investment Subadvisory Agreement between IMCO and MFS dated August 1, 2006 (15)
	(xiii)	Investment Subadvisory Agreement between IMCO and NTI dated August 1, 2006 (15)
	(xiv)	Investment Subadvisory Agreement between IMCO and OFI Institutional dated August 1, 2006 (15)
	(xv)	Investment Subadvisory Agreement between IMCO and Wellington Management dated August 1, 2006 (15)
	(xvi)	Investment Subadvisory Agreement between IMCO and Credit Suisse Asset Management, LLC dated October 2, 2006 (16)
	(xvii)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Batterymarch dated August 1, 2006. (15)
	(xviii)	Investment Subadvisory Agreement between IMCO and Deutsche Investment Management Americas Inc. dated October 2, 2006 (16)
	(xix)	Amendment No. 2 to Investment Subadvisory Agreement between IMCO and Batterymarch dated October 2, 2006 (16)
	(xx)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Deutsche Investment Management Americas Inc. (18)
	(xxi)	Investment Subadvisory Agreement between IMCO and Quantitative Management Associates dated July 9, 2007 (19)
	(xxii)	Investment Subadvisory Agreement between IMCO and UBS Global Asset Management dated July 9, 2007 (19)

	(xxiii)	Investment Subadvisory Agreement between IMCO and The Renaissance Group, LLC dated December 3, 2007 (22)
	(xxiv)	Investment Subadvisory Agreement between IMCO and Credit Suisse Securities (USA) LLC dated October 1, 2007 (22)
	(xxv)	Letter Agreement to Advisory Agreement adding Global Opportunities Fund (31)
	(xxvi)	Amendment No. 2 to Investment Subadvisory Agreement between IMCO and Deutsche Investment Management Americas Inc. (31)
	(xxvii)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Quantitative Management (31)
	(xxviii)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Credit Suisse Securities (USA) LLC (31)
	(xxix)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and The Boston Company (31)
	(xxx)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Credit Suisse Asset Management, LLC (31)
	(xxxi)	Letter Agreement to Advisory Agreement adding Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund (31)
	(xxxii)	Letter Agreement to Advisory Agreement adding Managed Allocation Fund (41)
	(xxxiii)	Investment Subadvisory Agreement between IMCO and Epoch Investment Partners, Inc. (40)
	(xxxiv)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Wellington Management (filed herewith)
	(xxxv)	Investment Subadvisory Agreement between IMCO and Winslow Capital Management, Inc. (filed herewith)

e	(i)	Amended and Restated Underwriting Agreement dated April 30, 2010 (43)

f		Not Applicable

g	(i)	Amended and Restated Custodian Agreement dated July 31, 2006 with Fee Schedule dated November 28, 2006 (16)
	(ii)	Form of Custodian Agreement for Extended Market Index Fund (12)
	(iii)	Custodian Agreement for S&P 500 Index Fund dated July 31, 2006 (17)
	(iv)	Subcustodian Agreement dated March 24, 1994 (2)
	(v)	Fee Schedule dated January 1, 2010 (42)
	(vi)	Letter Agreement to the Amended and Restated Custodian Agreement adding Global Opportunities Fund (31)
(vii)
Amendment No. 1 to Amended and Restated Custodian Agreement adding Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund (26)

	(viii)	Letter Agreement to the Amended and Restated Custodian Agreement adding Managed Allocation Fund (41)

h	(i)	Transfer Agency Agreement dated November 13, 2002 (8)
	(ii)	Letter Agreement to Transfer Agency Agreement dated August 1, 2006 adding 37 funds (15)

	(iii)	Administration and Servicing Agreement dated August 1, 2001 with respect to the Florida Tax-Free Income and Florida Tax-Free Money Market Funds (7)
	(iv)	Letter Agreement dated August 1, 2006, to the Administration and Servicing Agreement for 37 Funds (15)
	(v)	Letter Agreement dated May 10, 1994 adding Texas Tax-Free Income Fund and Texas Tax-Free Money Market Fund (1)
	(vi)	Master Revolving Credit Facility Agreement with USAA Capital Corporation dated September 25, 2009 (41)
	(vii)	Agreement and Plan of Conversion and Termination with respect to USAA Mutual Fund, Inc. (15)
	(viii)	Agreement and Plan of Conversion and Termination with respect to USAA Investment Trust (15)
	(ix)	Agreement and Plan of Conversion and Termination with respect to USAA Tax Exempt Fund, Inc. (15)
(x)
Amended and Restated Master-Feeder Participation Agreement Among USAA Mutual Funds Trust, BlackRock Advisors, LLC, USAA Investment Management Company, and BlackRock Distributors, Inc. Dated as of October 1, 2006 (23)

	(xi)	Amended and Restated Subadministration Agreement dated October 1, 2006 (23)
	(xii)	Letter Agreement to the Transfer Agency Agreement adding Global Opportunities Fund (31)
	(xiii)	Letter Agreement to the Administration and Servicing Agreement adding Global Opportunities Fund (31)
(xiv)
Letter Agreement to the Transfer Agency Agreement adding Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund (31)

(xv)
Letter Agreement to the Administration and Servicing Agreement adding Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund (31)

	(xvi)	Letter Agreement to the Transfer Agency Agreement adding Managed Allocation Fund (41)
	(xvii)	Letter Agreement to the Administration and Servicing Agreement adding Managed Allocation Fund (41)
	(xviii)	Amendment to the Transfer Agency Agreement dated April 30, 2010 (43)

i	(i)
Opinion and Consent of Counsel with respect to Cornerstone Strategy, Balanced Strategy, Growth and Tax Strategy, Emerging Markets, Emerging Markets Institutional Shares, International, International Institutional Shares, Precious Metals and Minerals, Precious Metals and Minerals Institutional Shares, and World Growth Funds, and GNMA and Treasury Money Market Trusts (36)

(ii)
Opinion and Consent of Counsel with respect to Aggressive Growth Fund shares, Aggressive Growth Fund institutional shares, Growth Fund shares, Growth Fund institutional shares, Growth & Income Fund, Income Fund shares, Income Fund institutional shares, Income Stock Fund shares, Income Stock Fund institutional shares, Short-Term Bond Fund shares,  Short-Term Bond Fund institutional shares, Money Market Fund, Science & Technology Fund, First Start Growth Fund, Small Cap Stock Fund shares, Small Cap Stock Fund institutional shares, Intermediate-Term Bond Fund shares, Intermediate-Term Bond Fund institutional shares, High-Yield Opportunities Fund shares, High-Yield Opportunities Fund institutional shares, Capital Growth Fund, Value Fund shares, and Value Fund institutional shares (39)

(iii)
Opinion and Consent of Counsel with respect to Total Return Strategy, Extended Market Index, S&P 500 Index (Member shares and Reward shares), Nasdaq-100 Index, Global Opportunities, Target Retirement Income, Target Retirement 2020, Target Retirement 2030, Target Retirement 2040, and Target Retirement 2050 Funds (42)

(iv)
Opinion and Consent of Counsel with respect to Tax Exempt Long-Term, Tax Exempt Intermediate-Term, Tax Exempt Short-Term, Tax Exempt Money Market, California Bond, California Money Market, New York Bond, New York Money Market, Virginia Bond, Virginia Money Market, Florida Tax-Free Income, and Florida Tax-Free Money Market Funds (filed herewith)

	(v)	Opinion and Consent of Counsel with respect to the Managed Allocation Fund (40)

j	(i)
Consent of Independent Registered Public Accounting Firm with respect to Cornerstone Strategy Fund, Balanced Strategy Fund, Growth and Tax Strategy Fund, Emerging Markets Fund shares, Emerging Markets institutional shares, International Fund shares, International Fund institutional shares, Precious Metals and Minerals Fund shares, Precious Metals and Minerals Fund institutional shares, World Growth Fund, GNMA Trust, and Treasury Money Market Trust (36)

(ii)
Consent of Independent Registered Public Accounting Firm with respect to Aggressive Growth Fund shares, Aggressive Growth Fund institutional shares, Growth Fund shares, Growth Fund institutional shares, Growth & Income Fund, Income Fund shares, Income Fund institutional shares, Income Stock Fund shares, Income Stock Fund institutional shares, Short-Term Bond Fund shares,  Short-Term Bond Fund institutional shares, Money Market Fund, Science & Technology Fund, First Start Growth Fund, Small Cap Stock Fund shares, Small Cap Stock Fund institutional shares, Intermediate-Term Bond Fund shares, Intermediate-Term Bond Fund institutional shares, High-Yield Opportunities Fund shares, High-Yield Opportunities Fund institutional shares, Capital Growth Fund, Value Fund shares, and Value Fund institutional shares (39)

(iii)
Consent of Independent Registered Public Accounting Firm with respect to Total Return Strategy, Extended Market Index, S&P 500 Index (Member shares and Reward shares), Nasdaq-100 Index, Global Opportunities, Target Retirement Income, Target Retirement 2020, Target Retirement 2030, Target Retirement 2040, and Target Retirement 2050 Funds (42)

(iv)
Consent of Independent Registered Public Accounting Firm with respect to Tax Exempt Long-Term, Tax Exempt Intermediate-Term, Tax Exempt Short-Term, Tax Exempt Money Market, California Bond, California Money Market, New York Bond, New York Money Market, Virginia Bond, Virginia Money Market, Florida Tax-Free Income, and Florida Tax-Free Money Market Funds (filed herewith)

k		Omitted Financial Statements - Not Applicable

l		Subscriptions and Investment Letters
	(i)	Florida Bond Fund and Florida Money Market Fund dated June 25, 1993 (1)
	(ii)	Texas Tax-Free Income Fund and Texas Tax-Free Money Market Fund dated May 3, 1994 (1)
	(iii)	Subscription and Investment Letter for Global Opportunities Fund (31)
	(iv)	Subscription and Investment Letter for Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund (31)

	(v)	Subscription and Investment Letter for Managed Allocation Fund (41)

m		12b-1 Plans - (43)

n		18f-3 Plans
	(i)	Amended and Restated Multiple Class Plan Purchase to Rule 18f-3 USAA Mutual Funds Trust (S&P 500 Index Fund) (33)

o		Reserved

p		Code of Ethics
	(i)	USAA Investment Management Company dated October 1, 2009 (38)
	(ii)	Northern Trust Investments dated February 1, 2005 (14)
	(iii)	BlackRock, Inc. dated September 30, 2006 (16)
	(iv)	Batterymarch Financial Management, Inc. dated February 1, 2005 (14)
	(v)	Marsico Capital Management, LLC dated September 1, 2008 (31)
	(vi)	Wellington Management Company, LLP dated October 1, 2008 (32)
	(vii)	Loomis, Sayles & Company, L.P. dated June 1, 2006 (15)
	(viii)	Grantham, Mayo, Van Otterloo & Co., LLC dated October 26, 2005 (15)
	(ix)	Barrow, Hanley, Mewhinney & Strauss, Inc. dated January 3, 2006 (24)
	(x)	The Boston Company Asset Management LLC dated November 2006 (17)
	(xi)	MFS Investment Management dated January 1, 2007 (17)
	(xii)	Credit Suisse Asset Management, LLC dated April 2006 (15)
	(xiii)	Deutsche Investment Management Americas Inc. dated August 11, 2006 (20)
	(xiv)	Quantitative Management Associates January 9, 2007 (19)
	(xv)	UBS Global Asset Management June 11, 2007(19)
	(xvi)	Renaissance Investment Management July 2007 (22)
	(xvii)	Epoch Investment Partners, Inc. December 4, 2009 (40)
	(xviii)	Winslow Capital Management, Inc. February 1, 2005 (filed herewith)

q		Powers of Attorney
	(i)	Powers of Attorney for Christopher W. Claus, Michael Reimherr, Richard A. Zucker, Barbara B. Dreeben, Robert L. Mason, Barbara Ostdiek, and Roberto Galindo, Jr. dated May 25, 2010 (43)

(1)	Previously filed with Post-Effective Amendment No. 4 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 25, 1995).
(2)	Previously filed with Post-Effective Amendment No. 5 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 25, 1996).
(3)	Previously filed with Post-Effective Amendment No. 6 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 1997).
(4)	Previously filed with Post-Effective Amendment No. 8 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 1, 1999).
(5)	Previously filed with Post-Effective Amendment No. 9 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 1, 2000).
(6)	Previously filed with Post-Effective Amendment No. 10 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 22, 2001).
(7)	Previously filed with Post-Effective Amendment No. 11 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 2002).
(8)	Previously filed with Post-Effective Amendment No. 12 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 29, 2003).
(9)	Previously filed with Post-Effective Amendment No. 13 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 28, 2004).
(10)	Previously filed with Post-Effective Amendment No. 15 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 1, 2005).
(11)	Previously filed with Post-Effective Amendment No. 16 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 28, 2005).
(12)	Previously filed with Post-Effective Amendment No. 18 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 16, 2006).
(13)	Previously filed with Post-Effective Amendment No. 19 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 1, 2006).
(14)	Previously filed with Post-Effective Amendment No. 20 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 28, 2006).
(15)	Previously filed with Post-Effective Amendment No. 21 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 29, 2006).
(16)	Previously filed with Post-Effective Amendment No. 22 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 28, 2006).
(17)	Previously filed with Post-Effective Amendment No. 23 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on March 1, 2007).
(18)	Previously filed with Post-Effective Amendment No. 24 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 26, 2007).
(19)	Previously filed with Post-Effective Amendment No. 25 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 26, 2007).
(20)	Previously filed with Post-Effective Amendment No. 27 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 26, 2007).
(21)	Previously filed with Post-effective Amendment No. 28 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 28, 2007).

(22)	Previously filed with Post-effective Amendment No. 29 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 26, 2007).
(23)	Previously filed with Post-effective Amendment No. 30 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on February 29, 2008).
(24)	Previously filed with Post-effective Amendment No. 31 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 28, 2008).
(25)	Previously filed with Post-effective Amendment No. 32 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 9, 2008).
(26)	Previously filed with Post-effective Amendment No. 33 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 9, 2008).
(27)	Previously filed with Post-effective Amendment No. 34 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 30, 2008).
(28)	Previously filed with Post-effective Amendment No. 35 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 28, 2008).
(29)	Previously filed with Post-effective Amendment No. 37 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 2008).
(30)	Previously filed with Post-effective Amendment No. 38 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 2008).
(31)	Previously filed with Post-effective Amendment No. 40 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 26, 2008).
(32)	Previously filed with Post-effective Amendment No. 41 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 26, 2008).
(33)	Previously filed with Post-effective Amendment No. 42 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 29, 2009).
(34)	Previously filed with Post-effective Amendment No. 44 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 30, 2009).
(35)	Previously filed with Post-effective Amendment No. 45 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 2009).
(36)	Previously filed with Post-effective Amendment No. 46 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 28, 2009).
(37)	Previously filed with Post-effective Amendment No. 47 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 30, 2009).
(38)	Previously filed with Post-effective Amendment No. 48 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 17, 2009).
(39)	Previously filed with Post-effective Amendment No. 49 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 25, 2009).
(40)	Previously filed with Post-effective Amendment No. 50 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on January 29, 2010).
(41)	Previously filed with Post-effective Amendment No. 51 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on February 26, 2010).
(42)	Previously filed with Post-effective Amendment No. 52 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 30, 2010).
(43)	Previously filed with Post-effective Amendment No. 53 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 26, 2010).

Item 24.	Persons Controlled by or Under Common Control with the Fund

Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned “Trustees and Officers of the Trust” in the Statement of Additional Information.

Item 25.Indemnification

Protection for the liability of the adviser and underwriter and for the officers and trustees of the Registrant is provided by two methods:

(a)
The Trustee and Officer Liability Policy. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of any Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant. The Trust will not pay for such insurance to the extent that payment therefor is in violation of the Investment Company Act of 1940 or the Securities Act of 1933.

(b)
Indemnification Provisions under Agreement and Declaration of Trust. Under Article VI of the Registrant’s Agreement and Declaration of Trust, each of its Trustees and officers or any person serving at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such an officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (such conduct referred to hereafter as “Disabling Conduct”). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

Expenses, including accountants and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time from funds attributable to the Fund of the Registrant in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Fund of the Registrant in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As to any matter disposed of by a compromise payment by any such Covered Person pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (a) by a majority of the disinterested Trustees who are not parties to the proceeding or (b) by an independent legal counsel in a written opinion.  Approval by the Trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Registrant’s Agreement and Declaration of the Trust or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.Business and Other Connections of the Investment Adviser

Information pertaining to business and other connections of the Registrant’s investment adviser is hereby incorporated by reference to the section of the Prospectus captioned “Fund Management” and to the section of the Statement of Additional Information captioned “Trustees and Officers of the Trust.”

With respect to certain funds of the Registrant, IMCO currently engages the following subadvisers:

(a)
Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a subadviser to the Aggressive Growth, Growth & Income, Science & Technology Fund, and Small Cap Stock Fund. The information required by this Item 26 with respect to each director and officer of Wellington Management is incorporated herein by reference to Wellington Management’s current Form ADV as amended and filed with the SEC.

(b)
Loomis, Sayles & Company, L.P. (Loomis Sayles), located at One Financial Center, Boston, Massachusetts 02111, serves as a subadviser to the Growth Fund and Growth & Income Fund. The information required by this Item 26 with respect to each director and officer of Loomis Sayles is incorporated herein by reference to Loomis Sayles’ current Form ADV as amended and filed with the SEC.

(c)
Grantham, Mayo, Van Otterloo & Co. LLC (GMO), located at 40 Rowes Wharf, Boston, Massachusetts 02110 serves as a subadviser to the Income Stock Fund. The information required by this Item 26 with respect to each director and officer of GMO is incorporated herein by reference to GMO’s current Form ADV as amended and filed with the SEC.

(d)
Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS), located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201-2761, serves as a subadviser to the Growth & Income Fund and Value Fund. The information required by this Item 26 with respect to each director and officer of BHMS is incorporated herein by reference to BHMS’ current Form ADV as amended and filed with the SEC.

(e)
Batterymarch Financial Management, Inc. (Batterymarch), located at 200 Clarendon Street, Boston, Massachusetts 02116, serves as a subadviser to the Cornerstone Strategy Fund, Capital Growth Fund, Small Cap Stock Fund, and Emerging Markets Fund. The information required by this Item 26 with respect to each director and officer of Batterymarch is incorporated herein by reference to Batterymarch’s current Form ADV as amended and filed with the SEC.

(f)
Northern Trust Investments, N.A. (NTI), located at 50 S. LaSalle Street, Chicago, Illinois 60603, serves as a subadviser to the Growth and Tax Strategy Fund, S&P 500 Index Fund, and Nasdaq-100 Index Fund. The information required by this Item 26 with respect to each director and officer of NTI is incorporated herein by reference to NTI’s current Form ADV as amended and filed with the SEC.

(g)
The Boston Company Asset Management, LLC (The Boston Company), located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108-4408, serves as a subadviser to the Emerging Markets Fund and Global Opportunities Fund. The information required by this Item 26 with respect to each director and officer of The Boston Company is incorporated herein by reference to The Boston Company’s current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

(h)
MFS Investment Management (MFS), located at 500 Boylston Street, Boston, Massachusetts 02116, serves as a subadviser to the International Fund and World Growth Fund. The information required by this Item 26 with respect to each director and officer of MFS is incorporated herein by reference to MFS’s current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

(i)
Credit Suisse Asset Management, LLC (Credit Suisse), located at Eleven Madison Avenue, New York, New York 10010, serves as a subadviser to the Cornerstone Strategy Fund, First Start Growth Fund, and Global Opportunities Fund. The information required by this Item 26 with respect to each director and officer of Credit Suisse is incorporated herein by reference to Credit Suisse’s current Form ADV as amended and filed with the SEC.

(j)
Deutsche Investment Management Americas Inc. (DIMA), located at 345 Park Avenue, New York, New York 10154, serves as subadvisor to the Balanced Strategy Fund, Total Return Strategy Fund, and Global Opportunities Fund.  The information required by this Item 26 with respect to each director and officer of DIMA is incorporated herein by reference to DIMA’s current Form ADV as amended and filed with the SEC.

(k)
Quantitative Management Associates (QMA), located at 466 Lexington Avenue, New York, New York 10017, serves as subadvisor to the Cornerstone Strategy Fund and Global Opportunities Fund. The information required by this Item 26 with respect to each director and officer of QMA is incorporated herein by reference to QMA’s current Form ADV as amended and filed with the SEC.

(l)
UBS Global Asset Management (UBS), located at One North Wacker Drive, Chicago, Illinois 60614, serves as subadvisor to the Growth & Income Fund. The information required by this Item 26 with respect to each director and officer of UBS is incorporated herein by reference to UBS’s current Form ADV as amended and filed with the SEC.

(m)
Credit Suisse Securities, (USA) LLC (CSSU ), located at Eleven Madison Avenue, New York, New York 10010, serves as a subadviser to the Balanced Strategy Fund, Cornerstone Strategy Fund, Total Strategy Fund, First Start Growth Fund, and Global Opportunities Fund. The information required by this Item 26 with respect to each director and officer of CSSU is incorporated herein by reference to CSSU current Form ADV as amended and filed with the SEC.

(n)
The Renaissance Group, LLC (Renaissance), located at 625 Eden Park Drive, Suite 1200, Cincinnati, Ohio 45202, serves as a subadviser to the Growth Fund. The information required by this Item 26 with respect to each director and officer of Renaissance is incorporated herein by reference to Renaissance’s current Form ADV as amended and filed with the SEC.

(o)
Epoch Investment Partners, Inc. located at 640 Fifth Avenue, 18th Floor, New York, New York 10019, serves as a subadviser to the Income Stock Fund. The information required by this Item 26 with respect to each director and officer of Epoch is incorporated herein by reference to Epoch’s current Form ADV as amended and filed with the SEC.

(p)
Winslow Capital Management, Inc., located at 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402, serves as a subadviser to the Aggressive Growth Fund. The information required by this Item 26 with respect to each director and officer of Winslow is incorporated herein by reference to Winslow’s current Form ADV as amended and filed with the SEC.

Item 27. Principal Underwriters

(a)
USAA Investment Management Company (the “Adviser”) acts as principal underwriter and distributor of the Registrant’s shares on a best-efforts basis and receives no fee or commission for its underwriting services.

(b)	Following is information concerning directors and executive officers of USAA Investment Management Company.

Name and Principal Business Address	Position and Offices with Underwriter	Position and Offices with Fund
Christopher W. Claus 9800 Fredericksburg Road San Antonio, TX 78288	Chairman of the Board of Directors	President, Trustee and Vice Chairman of the Board of Trustees
Daniel S. McNamara 9800 Fredericksburg Road San Antonio, TX 78288	President and Director	Vice President
Kristi A. Matus 9800 Fredericksburg Road San Antonio, TX 78288	Director	None

Clifford A. Gladson 9800 Fredericksburg Road San Antonio, TX 78288	Senior Vice President, Investment Adviser	None
R. Matthew Freund 9800 Fredericksburg Road San Antonio, TX 78288	Senior Vice President, Investment Portfolio Management	Vice President
Christopher P. Laia 9800 Fredericksburg Road San Antonio, TX 78288	Vice President, Secretary and Counsel	Secretary
Roberto Galindo, Jr. 9800 Fredericksburg Road San Antonio, TX 78288	Assistant Vice President Mutual Fund Financial Administration	Treasurer
Jeffrey D. Hill 9800 Fredericksburg Road San Antonio, TX 78288	Assistant Vice President Compliance Mutual Funds	Chief Compliance Officer

(c)	Not Applicable

Item 28.Location of Accounts and Records

The following entities prepare, maintain and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the “1940 Act”) for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

USAA Investment Management Company 9800 Fredericksburg Road San Antonio, Texas 78288	Northern Trust Investments, N.A. 50 S. LaSalle Street Chicago, Illinois 60603

USAA Shareholder Account Services 9800 Fredericksburg Road San Antonio, Texas 78288	Chase Manhattan Bank 4 Chase MetroTech 18th Floor Brooklyn, New York 11245

State Street Bank and Trust Company 1776 Heritage Drive North Quincy, Massachusetts 02171

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109
(records relating to its functions as a subadviser with respect to the Aggressive Growth Fund, Growth & Income Fund, Science & Technology Fund, and Small Cap Stock Fund)

Loomis, Sayles & Company, L.P.
One Financial Center
Boston, Massachusetts 02111
(records relating to its functions as a subadviser with respect to the Growth Fund and Growth & Income Fund)

Grantham, Mayo, Van Otterloo & Co.
40 Rowes Wharf
Boston, Massachusetts 02110
(records relating to its functions as a subadviser with respect to the Income Stock Fund)

Barrow, Hanley, Mewhinney & Strauss, Inc.
3232 McKinney Avenue
15th Floor
Dallas, Texas 75204-2429
(records relating to its functions as a subadviser with respect to the Growth & Income Fund and Value Fund)

Batterymarch Financial Management, Inc.
200 Clarendon Street
Boston, Massachusetts 02116
(records relating to its functions as a subadviser with respect to the Cornerstone Strategy Fund, Capital Growth Fund, Small Cap Stock Fund, and Emerging Markets Fund)

Northern Trust Investments, N.A.
50 S. LaSalle Street
Chicago, Illinois 60603
(records relating to its functions as a subadviser to the Growth and Tax Strategy Fund, S&P 500 Index Fund, and Nasdaq-100 Index Fund)

The Boston Company Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, Massachusetts 02108-4408
(records relating to its functions as a subadviser with respect to the Emerging Markets Fund and Global Opportunities Fund)

MFS Investment Management
500 Boylston Street
Boston, Massachusetts 02116
(records relating to its functions as a subadviser with respect to the International Fund and World Growth Fund)

Credit Suisse Asset Management, LLC
Eleven Madison Avenue
New York, New York 10010
(records relating to its functions as a subadviser with respect to the Cornerstone Strategy Fund, First Start Growth Fund, and Global Opportunities Fund)

Deutsche Investment Management Americas Inc.
345 Park Avenue
New York, New York 10154
(records relating to its functions as a subadviser with respect to the Balanced Strategy Fund, Total Return Strategy Fund, and Global Opportunities Fund)

Quantitative Management Associates
Jennison Associates LLC
466 Lexington Avenue
New York, New York 10017
(records relating to its functions as a subadviser with respect to the Cornerstone Strategy Fund and Global Opportunities Fund)

UBS Global Asset Management
One North Wacker Drive
Chicago, Illinois 60614
(records relating to its functions as a subadviser with respect to the Growth & Income Fund)

Credit Suisse Securities, (USA) LLC
Eleven Madison Avenue
New York, New York 10010
(records relating to its functions as a subadviser with respect to the Balanced Strategy Fund, Cornerstone Strategy Fund, Total Strategy Fund,  First Start Growth Fund, and Global Opportunities Fund)

The Renaissance Group, LLC
625 Eden Park Drive, Suite 1200
Cincinnati, Ohio 45202
(records relating to its functions as a subadviser with respect to the Growth Fund)

Epoch Investment Partners, Inc.
640 Fifth Avenue, 18th Floor
New York, New York 10019
(records relating to its functions as a subadviser with respect to the Income Stock Fund)

Winslow Capital Management, Inc.
4720 IDS Tower
80 South Eighth Street
Minneapolis, Minnesota 55402
(records relating to its functions as a subadviser with respect to the Aggressive Growth Fund)

Item 29.Management Services

Not Applicable.

Item 30.Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas on the 28th day of July, 2010.

                               USAA MUTUAL FUNDS TRUST

                                                                  /S/ DANIEL S. MCNAMARA
                                               Daniel S. McNamara
                                             Vice President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

(Signature)	(Title)	(Date)
* Richard A. Zucker	Chairman of the Board of Trustees	July 28, 2010
* Christopher W. Claus	Vice Chairman of the Board of Trustees and President (Principal Executive Officer)	July 28, 2010
* Roberto Galindo, Jr.	Treasurer (Principal Financial and Accounting Officer)	July 28, 2010
* Barbara B. Dreeben	Trustee	July 28, 2010
* Robert L. Mason	Trustee	July 28, 2010
* Barbara B. Ostdiek	Trustee	July 28, 2010
* Michael F. Reimherr	Trustee	July 28, 2010

By :/s/ Christopher P. Laia___________________________________________________
Christopher P. Laia, under the Powers of Attorney dated May 25, 2010, which are incorporated herein and filed under Post Effective Amendment No. 53 with the Securities and Exchange Commission on May 26, 2010.

EXHIBIT INDEX

Exhibit	Item	Page No.

d	(xxxiv)	Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Wellington Management	542
	(xxxv)	Investment Subadvisory Agreement between IMCO and Winslow Capital Management, Inc.	546
i	(iv)	Opinion and Consent of Counsel with respect to Tax Exempt Long-Term, Tax Exempt Intermediate-Term, Tax Exempt Short-Term, Tax Exempt Money Market, California Bond, California Money Market, New York Bond, New York Money Market, Virginia Bond, Virginia Money Market, Florida Tax-Free Income, and Florida Tax-Free Money Market Funds	561
	(iv)	Consent of Independent Registered Public Accounting Firm with respect to Tax Exempt Long-Term, Tax Exempt Intermediate-Term, Tax Exempt Short-Term, Tax Exempt Money Market, California Bond, California Money Market, New York Bond, New York Money Market, Virginia Bond, Virginia Money Market, Florida Tax-Free Income, and Florida Tax-Free Money Market Funds	565
p	(xviii)	Code of Ethics - Winslow Capital Management, Inc. February 1, 2005	567